UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Secretary of the registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant's telephone number, including area code:	(202) 962-4600

Date of fiscal year end:	12/31/06

Date of reporting period:	09/30/06

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

September 30, 2006

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market	1
Short-Term Bond	2
US Government Securities	6
Asset Allocation	9
Equity Income	16
Growth & Income	20
Growth	25
Aggressive Opportunities	29
International	33
Core Bond Index	39
500 Stock Index	53
Broad Market Index	60
Mid/Small Company Index	87
Overseas Equity Index	113
Model Portfolio Savings Oriented	125
Model Portfolio Conservative Growth	126
Model Portfolio Traditional Growth	127
Model Portfolio Long-Term Growth	128
Model Portfolio All-Equity Growth	129
Milestone Retirement Income	130
Milestone 2010	131
Milestone 2015	132
Milestone 2020	133
Milestone 2025	134
Milestone 2030	135
Milestone 2035	136
Milestone 2040	137

Notes to the Schedules of Investments	138

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUNDS—99.1%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $207,597,322)	207,597,322	$207,597,322
TOTAL INVESTMENTS—99.1% (Cost $207,597,322)		207,597,322
Other assets less liabilities—0.9%		1,954,730
NET ASSETS—100.0%		$209,552,052

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—27.2%
Automotive—0.4%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008		$1,640,000	$1,602,109
General Motors Acceptance Corporation, Global Note
5.125%	05/09/2008		729,000	714,639
				2,316,748
Banking—10.5%
Bank of America Corp., Subordinated Note
6.600%	05/15/2010		400,000	417,971
Bank of America Corporation, Subordinated Note
6.375%	02/15/2008		5,000,000	5,071,925
Bank of America Corporation, Subordinated Note
6.250%	04/01/2008		1,500,000	1,522,198
Citigroup, Inc., Global Note
3.625%	02/09/2009		4,000,000	3,873,304
Citigroup, Inc., Note
6.200%	03/15/2009		4,750,000	4,870,816
Eksportfinans A/S, Note, (MTN) (Norway)
4.750%	12/15/2008		5,100,000	5,080,543
Eksportfinans A/S, Note, (MTN) (Norway)
4.375%	07/15/2009		2,500,000	2,458,022
First Union National Bank
7.800%	08/18/2010		6,500,000	7,070,056
Household Finance Corporation, Note
6.400%	06/17/2008		9,480,000	9,663,154
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008		2,000,000	2,020,996
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
5.250%	05/19/2009		3,885,000	3,919,693
Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.250%	07/16/2007		3,015,000	2,962,063
SLM Corp., Note, (MTN)
4.000%	01/15/2009		10,055,000	9,798,145
SLM Corp., Note, (MTN)
3.625%	03/17/2008		1,000,000	977,121
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		1,000,000	972,251
				60,678,258
Beverages, Food & Tobacco—0.7%
Kellogg Co., Senior Note
2.875%	06/01/2008		2,860,000	2,753,456
Smithfield Foods, Inc., Senior Note
8.000%	10/15/2009		1,275,000	1,338,750
				4,092,206
Commercial Services—0.2%
Allied Waste North America, Senior Note
8.500%	12/01/2008		1,265,000	1,331,412
Communications—0.1%
Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note (Bermuda)
10.484%	01/15/2012	#	790,000	804,812
Computer Software & Processing—0.2%
Unisys Corp., Senior Note
6.875%	03/15/2010		1,390,000	1,320,500
Electric Utilities—0.6%
Midamerican Energy Holdings Company, Senior Note
3.500%	05/15/2008		$1,850,000	$1,799,227
PSEG Energy Holdings LLC, Senior Note
8.625%	02/15/2008		1,275,000	1,329,188
				3,128,415
Financial Services—8.2%
CIT Group, Inc., Global Note
4.250%	02/01/2010		380,000	368,701
CIT Group, Inc., Senior Note
5.750%	09/25/2007		6,000,000	6,015,666
Countrywide Home Loans, Inc., Note, (MTN)
3.250%	05/21/2008		2,640,000	2,559,116
General Electric Capital Corporation, Note
4.625%	09/15/2009		5,955,000	5,887,738
Merrill Lynch & Co., Inc., Note, (MTN)
4.831%	10/27/2008		2,540,000	2,522,799
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Senior Secured Note
7.375%	09/01/2010		1,295,000	1,301,475
Nomura Asset Securities Corporation
6.590%	03/15/2030		6,000,000	6,104,422
Principal Life Global Funding I, Note 144A (MTN)
5.125%	06/28/2007	*	2,750,000	2,745,072
Svensk Exportkredit AB, Note (Sweden)
4.625%	02/17/2009		7,760,000	7,696,500
TIAA Global Markets 144A
3.875%	01/22/2008	*	6,000,000	5,901,072
Wells Fargo & Company, Note
4.125%	03/10/2008		3,560,000	3,508,298
Wells Fargo & Company, Senior Note
4.000%	08/15/2008		2,585,000	2,532,364
				47,143,223
Health Care Providers—0.2%
HCA, Inc., Note
5.250%	11/06/2008		1,355,000	1,341,450
Home Construction, Furnishings & Appliances—0.2%
KB Home, Senior Subordinated Note
8.625%	12/15/2008		1,260,000	1,297,636
Insurance—0.8%
Allstate Financial Global Funding, Secured Note 144A
5.250%	02/01/2007	*	4,500,000	4,498,349
Lodging—0.2%
MGM Mirage, Senior Note
6.000%	10/01/2009		1,320,000	1,310,100
Media—Broadcasting & Publishing—0.8%
Echostar DBS Corporation, Note
5.750%	10/01/2008		1,345,000	1,336,594
Gannett Co., Inc., Senior Note
4.125%	06/15/2008		3,430,000	3,360,769
				4,697,363
Pharmaceuticals—0.2%
Abbott Laboratories, Note
5.375%	05/15/2009		1,050,000	1,059,667
Telephone Systems—3.2%
America Movil SA de CV, Guaranteed Senior Note (Mexico)
4.125%	03/01/2009		1,200,000	1,170,016

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Ameritech Capital Funding, Note
6.250%	05/18/2009		$1,570,000	$1,596,695
BellSouth Corp., Note
4.200%	09/15/2009		3,150,000	3,057,179
Deutsche Telekom International Finance BV, Global Note (Netherlands)
3.875%	07/22/2008		2,600,000	2,542,067
SBC Communications, Inc., Global Note
4.125%	09/15/2009		5,505,000	5,334,571
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009		1,550,000	1,588,338
Telecom Italia Capital SA, Series A, Senior Note (Luxembourg)
4.000%	11/15/2008		2,970,000	2,882,430
				18,171,296
Transportation—0.7%
CSX Corp., Note
6.250%	10/15/2008		2,500,000	2,548,005
Royal Caribbean Cruises, Ltd., Senior Note
7.000%	10/15/2007		1,305,000	1,324,484
				3,872,489
TOTAL CORPORATE OBLIGATIONS (Cost $158,128,607)				157,063,924

U.S. GOVERNMENT AGENCY OBLIGATIONS—13.0%
Mortgage Backed—5.5%
Federal Home Loan Mortgage Corporation
4.395%	10/01/2034		5,984,644	5,874,907
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
3.500%	10/15/2012		3,548,305	3,495,522
Federal National Mortgage Association
5.107%	10/01/2034		5,970,678	5,945,557
5.095%	09/01/2034		661,982	659,285
5.017%	09/01/2034		568,844	563,582
4.993%	10/01/2034		7,770,850	7,730,840
4.765%	10/01/2034		1,037,311	1,025,215
Federal National Mortgage Association, Series 2004-81, Class KG
3.500%	05/25/2012		3,068,716	3,025,847
FHLMC, Series 2891, Class LN
4.250%	06/15/2024		3,547,088	3,491,952
				31,812,707
U.S. Government Agencies—2.5%
Federal National Mortgage Association
5.375%	08/15/2009		13,971,000	14,149,535
U.S. Government Agency—Discount Notes—5.0%
Federal Home Loan Bank
5.100%	10/25/2006		29,000,000	28,897,392
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $75,402,911)				74,859,634
U.S. TREASURY OBLIGATIONS—23.9%
U.S. Treasury Notes—23.9%
U.S. Treasury Note
4.875%	04/30/2008- 08/15/2009		$63,680,000	$63,930,124
4.000%	11/15/2012		16,969,000	16,441,383
3.625%	06/30/2007		27,605,000	27,333,284
3.375%	12/15/2008		16,200,000	15,776,030
2.875%	11/30/2006		500,000	498,477	**
2.625%	05/15/2008		9,585,000	9,274,245
2.500%	10/31/2006		4,925,000	4,916,923
TOTAL U.S. TREASURY OBLIGATIONS (Cost $138,266,426)				138,170,466

ASSET BACKED SECURITIES—22.5%
Automotive—15.1%
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009		6,100,000	6,014,282
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A3, 144A
5.310%	10/20/2009	*	2,900,000	2,912,234
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4A, 144A
5.320%	03/20/2010	*	3,400,000	3,423,375
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3
2.080%	05/15/2008		964,392	961,828
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A3
5.130%	05/15/2011		2,200,000	2,205,833
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4
5.110%	04/15/2014		2,200,000	2,210,134
Daimler Chrysler Auto Trust, Series 2003-B, Class A-4
2.860%	03/09/2009		4,609,531	4,555,222
Daimler Chrysler Auto Trust, Series 2004-C, Class A4
3.280%	12/08/2009		800,000	782,244
Daimler Chrysler Auto Trust, Series 2005-A, Class A3
3.490%	12/08/2008		798,425	793,066
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008		1,782,187	1,769,088
Ford Credit Auto Owner Trust, Series 2005-A, Class B
3.880%	01/15/2010		2,600,000	2,544,628
Ford Credit Auto Owner Trust, Series 2006-A, Class A3
5.050%	03/15/2010		1,065,000	1,063,621
Ford Credit Auto Owner Trust, Series 2006-B, Class A3
5.260%	10/15/2010		4,150,000	4,164,263
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3
5.240%	01/15/2012		3,060,000	3,072,681
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4
5.220%	06/15/2013		3,900,000	3,926,993
Hertz Vehicle Financing LLC, Series 2004-1A, Class A4, 144A
3.230%	05/25/2009	*	5,000,000	4,784,912

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4
2.160%	10/21/2008		$415,230	$413,824
Honda Auto Receivables Owner Trust, Series 2003-4, Class A4
2.790%	03/16/2009		5,142,935	5,079,148
Household Automotive Trust, Series 2006-1, Class A3
5.430%	06/17/2011		3,800,000	3,825,568
Long Beach Auto Receivables Trust, Series 2006-B, Class A3
5.170%	08/15/2011	‡	4,350,000	4,355,176
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5
3.210%	03/16/2009		2,040,000	2,009,137
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4
2.760%	07/15/2009		5,000,000	4,896,062
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A4
4.180%	10/15/2010		1,000,000	982,518
Triad Auto Receivables Owner Trust, Series 2006-A, Class A3
4.770%	01/12/2011		3,189,000	3,173,677
USAA Auto Owner Trust, Series 2004-3, Class A4
3.530%	06/15/2011		6,000,000	5,874,830
Wachovia Auto Owner Trust, Series 2004-B, Class A4
3.440%	03/21/2011		2,600,000	2,531,584
Wachovia Auto Owner Trust, Series 2005-B, Class A4
4.840%	04/20/2011		4,525,000	4,508,510
Wachovia Auto Owner Trust, Series 2006-1, Class A4, 144A
5.080%	04/20/2012	*‡	4,000,000	3,993,680
				86,828,118
Credit Cards—3.8%
Capital One Multi-Asset Execution Trust, Ser. 2003-A4, Class A4
3.650%	07/15/2011		4,800,000	4,679,579
Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8
3.500%	08/16/2010		8,270,000	8,044,877
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.080%	09/15/2012		9,100,000	9,132,703
				21,857,159
Utilities—3.6%
California Infrastructure PG&E-1, Series 1997-1, Class A8
6.480%	12/26/2009		5,492,859	5,547,772
California Infrastructure SCE-1, Series 1997-1, Class A7
6.420%	12/26/2009		6,450,000	6,506,147
Comed Transitional Funding Trust, Series 1998-1, Class A6
5.630%	06/25/2009		335,987	336,469
Peco Energy Transition Trust, Series 2000-A, Class A3
7.625%	03/01/2010		7,164,000	7,570,501
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A2
3.870%	06/25/2011		$1,057,078	$1,039,588
				21,000,477
TOTAL ASSET BACKED SECURITIES (Cost $131,168,875)				129,685,754

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—10.3%
Mortgage Backed—10.3%
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
4.189%	01/25/2035	#	4,687,733	4,641,668
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2
3.869%	02/11/2041		5,490,000	5,346,789
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A1
5.500%	10/25/2034		40,158	40,047
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 3A1
6.477%	02/25/2035	#	3,249,895	3,360,736
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 6A1
6.542%	05/25/2034	#	1,957,014	1,995,752
CS First Boston Mortgage Securities Corporation, Series 2004-C3, Class A3
4.302%	07/15/2036		1,000,000	978,937
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.540%	10/25/2035		5,092,672	5,025,329
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
4.782%	09/25/2034	#	3,584,903	3,559,307
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.319%	12/19/2035	#	6,790,397	6,786,411
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A1
3.334%	09/15/2027		3,861,493	3,763,009
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.729%	12/25/2034	#	4,421,405	4,386,096
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1
5.910%	03/12/2034		3,701,772	3,728,813
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
4.049%	04/25/2034		888,631	871,103
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A
5.402%	05/25/2035	#	5,689,509	5,702,477
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
7.335%	10/19/2034	#	1,072,204	1,083,233
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.312%	03/25/2044		1,186,911	1,150,402
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.577%	12/25/2034		2,827,489	2,794,931
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class IIA1
4.362%	05/25/2035		4,434,872	4,356,890
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $59,911,159)				59,571,930

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

	Face	Value

REPURCHASE AGREEMENTS—1.8%
IBT Repurchase Agreement dated 09/29/2006 due 10/02/2006, with a maturity value of $10,507,611 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 6.23% to 6.33%, maturity dates ranging from 11/15/2031 to 02/15/2033 and an aggregate market value of $11,028717.	$10,503,540	$10,503,540
TOTAL INVESTMENTS—98.7% (Cost $573,381,518)		569,855,248
Other assets less liabilities—1.3%		7,289,000
NET ASSETS—100.0%		$577,144,248

Legend to the Schedule of Investments:

MTN	Medium Term Note

#	Rate is subject to change. Rate shown reflects current rate.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 4.96% of Total Investments.

**	Security has been pledged as collateral for futures contracts.

‡	Security valued at fair value as determined by policies approved by the board of directors.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—45.1%
U.S. Government Agencies—40.6%
Federal Farm Credit Bank
3.750%	01/15/2009		$1,050,000	$1,022,861
3.000%	12/17/2007		700,000	684,236
Federal Home Loan Bank
5.750%	05/15/2012		625,000	650,938
5.375%	05/18/2016		1,225,000	1,262,741
4.900%	07/24/2008		300,000	299,110
4.750%	01/11/2008		250,000	249,019
4.625%	02/08/2008- 02/18/2011		1,400,000	1,390,505
4.500%	11/15/2012- 09/16/2013		1,310,000	1,278,929
4.125%	10/26/2007		250,000	247,511
4.100%	06/13/2008		400,000	394,309
4.000%	03/10/2008		800,000	789,013
3.625%	01/15/2008- 11/14/2008		3,400,000	3,322,182
3.000%	04/15/2009		1,650,000	1,577,831
2.750%	03/14/2008		2,500,000	2,422,345
2.625%	07/15/2008		2,000,000	1,921,388
Federal Home Loan Mortgage Corporation
6.625%	09/15/2009		1,400,000	1,464,620
6.250%	03/05/2012		250,000	250,972
6.000%	06/15/2011		400,000	418,432
5.750%	03/15/2009		1,800,000	1,833,761
5.500%	09/15/2011		600,000	615,799
5.400%	02/28/2011		125,000	125,026
5.250%	01/05/2011- 11/05/2012		550,000	547,308
5.125%	04/18/2008- 02/01/2011		5,600,000	5,614,631
5.000%	02/08/2008- 01/30/2014		1,100,000	1,096,249
4.900%	11/03/2008		300,000	298,746
4.875%	02/17/2009		2,000,000	1,998,260
4.750%	09/22/2010- 01/19/2016		2,150,000	2,134,993
4.500%	01/15/2013- 01/15/2015		3,500,000	3,407,979
4.375%	07/30/2009		500,000	492,793
4.125%	09/01/2009- 02/24/2011		900,000	874,908
4.000%	06/12/2013		400,000	377,259
3.875%	01/12/2009		100,000	97,563
3.625%	09/15/2008		2,500,000	2,438,717
3.500%	04/01/2008		200,000	195,654
3.250%	02/25/2008		500,000	487,653
Federal National Mortgage Association
6.625%	11/15/2010		880,000	936,745
6.000%	05/15/2011		800,000	836,565
5.375%	11/15/2011- 07/15/2016		2,330,000	2,391,982
5.250%	06/15/2008- 08/01/2012		3,340,000	3,356,718
5.125%	04/15/2011		675,000	681,633
5.100%	02/22/2008- 01/18/2011		300,000	299,247
5.000%	01/23/2009- 04/15/2015		900,000	900,210
4.875%	01/11/2008		450,000	448,877
4.750%	02/21/2013		150,000	148,537
4.500%	08/15/2008- 02/15/2011		1,000,000	987,963
4.375%	09/15/2012- 10/15/2015		$950,000	$918,440
4.125%	04/15/2014		400,000	379,807
4.000%	01/26/2009		300,000	293,972
3.875%	11/17/2008		400,000	391,004
3.750%	09/15/2008		400,000	391,114
3.375%	12/15/2008		900,000	871,009
3.250%	01/15/2008		775,000	758,059
3.125%	12/15/2007- 03/16/2009		950,000	924,179
				58,200,302
U.S. Government Agencies—Mortgage Backed—4.5%
Federal Home Loan Mortgage Corporation
6.500%	04/01/2035		142,002	145,010
6.000%	08/01/2017- 10/01/2017		385,095	390,768
5.000%	11/01/2017		57,619	56,811
Federal National Mortgage Association
7.500%	01/01/2034		352,940	364,865
7.000%	02/01/2013		176,158	180,497
6.500%	05/01/2035		173,484	177,108
6.000%	12/01/2013- 08/01/2021		2,002,174	2,032,965
5.500%	10/01/2020		1,416,980	1,420,570
5.000%	10/01/2018- 07/01/2019		1,753,261	1,726,592
				6,495,186
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $65,077,123)				64,695,488

U.S. TREASURY OBLIGATIONS—53.9%
U.S. Treasury Bonds—5.9%
U.S. Treasury Bond
14.000%	11/15/2011		800,000	809,001
12.000%	08/15/2013		700,000	790,809
11.750%	11/15/2014		500,000	602,188
11.250%	02/15/2015		850,000	1,236,551
10.625%	08/15/2015		800,000	1,144,938
5.750%	08/15/2010		1,840,000	1,915,469
5.000%	08/15/2011		2,000,000	2,039,142
				8,538,098
U.S. Treasury Notes—48.0%
U.S. Treasury Note
6.500%	02/15/2010		600,000	634,993
6.000%	08/15/2009		1,705,000	1,767,805
5.500%	05/15/2009		1,000,000	1,021,954
5.125%	06/30/2011- 05/15/2016	†	3,500,000	3,595,142
5.000%	02/15/2011		1,770,000	1,801,874
4.875%	05/31/2008- 08/15/2016	†	4,850,000	4,887,229
4.750%	05/15/2014		1,500,000	1,513,185
4.625%	02/29/2008- 03/31/2008		5,700,000	5,688,306
4.500%	02/15/2009- 02/15/2016	†	2,300,000	2,284,763
4.375%	01/31/2008- 08/15/2012		3,570,000	3,540,700
4.250%	11/30/2007- 08/15/2015		13,000,000	12,771,282
4.125%	05/15/2015		1,650,000	1,592,831
4.000%	04/15/2010- 02/15/2015		6,300,000	6,089,152

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.875%	05/15/2009- 02/15/2013	†	$5,050,000	$4,923,155
3.750%	05/15/2008		2,700,000	2,658,763
3.625%	07/15/2009	†	530,000	516,481
3.500%	11/15/2009- 02/15/2010		1,580,000	1,526,752
3.375%	11/15/2008- 12/15/2008	†	3,980,000	3,876,614
3.125%	09/15/2008- 10/15/2008		6,550,000	6,359,838
3.000%	11/15/2007- 02/15/2008		1,850,000	1,810,622
				68,861,441
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $78,329,518)				77,399,539

CASH EQUIVALENTS—15.8%
Bank & Certificate Deposits/Offshore Time Deposits—15.2%
Abbey National PLC
5.270%	10/03/2006	††	465,433	465,433
Abbey National PLC
5.270%	10/04/2006	††	465,442	465,442
Bank Of Montreal
5.280%	10/16/2006	††	372,347	372,347
Bank Of Nova Scotia
5.280%	10/11/2006	††	465,433	465,433
Barclays
5.310%	10/20/2006	††	465,433	465,433
Barclays
5.305%	11/21/2006	††	465,433	465,433
Barton Capital LLC
5.267%	10/06/2006	††	465,433	465,433
BNP Paribas
5.260%	10/05/2006	††	465,433	465,433
Branch Banker &Trust
5.270%	10/10/2006	††	465,433	465,433
CAFCO Funding LLC
5.289%	11/17/2006	††	186,173	186,173
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	930,867	930,867
Charta LLC
5.314%	11/01/2006	††	186,173	186,173
CIESCO Domestic
5.290%	11/16/2006	††	186,173	186,173
Clipper Receivables Corp
5.283%	10/19/2006	††	279,260	279,260
Commonwealth Bank of Australia
5.275%	10/23/2006	††	359,315	359,315
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	465,433	465,433
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	372,347	372,347
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	465,433	465,433
Fairway Finance
5.292%	10/24/2006	††	372,347	372,347
Fairway Finance
5.274%	10/03/2006	††	186,173	186,173
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	186,173	186,173
Fortis Bank
5.300%	11/20/2006	††	$186,173	$186,173
Fortis Bank
5.280%	10/19/2006	††	558,520	558,520
General Electric Capital Corporation
5.285%	11/03/2006	††	372,347	372,347
Harris NA
5.280%	11/22/2006	††	465,433	465,433
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	372,347	372,347
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	186,173	186,173
Liberty Street
5.282%	10/13/2006	††	186,173	186,173
Lloyds TSB Bank
5.270%	10/02/2006	††	558,520	558,520
Merrill Lynch & Co
5.365%	10/02/2006	††	761,833	761,833
Morgan Stanley & Co
5.365%	10/02/2006	††	2,606,427	2,606,427
National Australia Bank
5.360%	10/02/2006	††	744,693	744,693
Paradigm Funding LLC
5.287%	10/10/2006	††	186,173	186,173
Park Avenue Receivables Corp
5.283%	10/26/2006	††	186,173	186,173
Park Avenue Receivables Corp
5.281%	10/03/2006	††	186,173	186,173
Royal Bank of Canada
5.300%	10/27/2006	††	465,433	465,433
Royal Bank of Canada
5.300%	11/17/2006	††	186,173	186,173
Royal Bank of Scotland
5.300%	10/27/2006	††	465,433	465,433
Sheffiled Receivables Corp
5.285%	10/18/2006	††	186,173	186,173
Societe Generale
5.300%	10/23/2006	††	670,224	670,224
Societe Generale
5.280%	11/01/2006	††	744,693	744,693
Svenska Handlesbanken
5.350%	10/02/2006	††	752,267	752,267
Three Pillars Funding LLC
5.284%	10/02/2006	††	186,173	186,173
Toronto Dominion Bank
5.265%	10/12/2006	††	465,433	465,433
UBS AG
5.305%	10/02/2006	††	465,433	465,433
UBS AG
5.300%	10/27/2006	††	465,433	465,433
Variable Funding Capital Co
5.265%	10/02/2006	††	276,681	276,681
Wells Fargo
5.270%	10/17/2006	††	465,433	465,433
Yorktown Capital LLC
5.287%	10/18/2006	††	186,173	186,173
				21,810,000
Floating Rate Instruments/Master Notes—0.6%
Bank of America
5.310%	07/10/2007	††	465,433	465,433
Bank of America
5.270%	11/10/2006	††	372,347	372,347
				837,780
TOTAL CASH EQUIVALENTS
(Cost $22,647,780)				22,647,780

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint US Government
Securities Fund

	Face	Value

REPURCHASE AGREEMENTS—0.6%
IBT Repurchase Agreement dated 09/29/2006 due 10/02/2006, with a maturity value of $841,399 and an effective yield of 4.65% collateralized by a U.S. Government Obligation with rate of 9.00%, maturity of 10/25/2015 and an aggregate market value of $883,127.	$841,073	$841,073
TOTAL INVESTMENTS—115.4%
(Cost $166,895,495)		165,583,880
Other assets less liabilities—(15.4%)		(22,146,298)
NET ASSETS—100.0%		$143,437,582

Legend to the Schedule of Investments:

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—80.2%
Advertising—0.2%
Interpublic Group, Inc. *†	21,356	$211,425
Monster Worldwide, Inc. *	6,200	224,378
Omnicom Group	8,800	823,680
		1,259,483
Aerospace & Defense—1.3%
Goodrich Corporation	5,900	239,068
Boeing Company (The)	39,392	3,106,059
General Dynamics Corporation	19,720	1,413,332
Honeywell International, Inc.	40,825	1,669,742
Lockheed Martin Corporation	17,580	1,512,935
Northrop Grumman Corporation	17,292	1,177,066
Textron, Inc.	6,500	568,750
		9,686,952
Airlines—0.1%
Southwest Airlines Company	37,172	619,286
Apparel Retailers—0.3%
Gap, Inc. (The)	28,227	534,902
Kohl’s Corporation *	17,000	1,103,640
Ltd. Brands	17,100	452,979
Nordstrom, Inc.	10,780	455,994
		2,547,515
Automotive—0.5%
Autonation, Inc. *	6,800	142,120
Ford Motor Company †	91,746	742,225
General Motors Corporation †	27,800	924,628
Genuine Parts Company	8,525	367,683
Goodyear Tire & Rubber Company (The) *†	8,600	124,700
Harley-Davidson, Inc.	13,400	840,850
Navistar International Corporation *	2,900	74,878
Paccar, Inc. †	12,483	711,781
		3,928,865
Banking—9.6%
American Express Company	60,930	3,416,954
AmSouth Bancorp	17,000	493,680
BB&T Corporation †	26,300	1,151,414
Bank of America Corporation	225,505	12,080,303
Bank of New York Company, Inc. (The)	37,900	1,336,354
Capital One Financial Corporation	14,850	1,168,101
CIT Group, Inc.	9,800	476,574
Citigroup, Inc.	245,568	12,197,363
Comerica, Inc.	8,050	458,206
Commerce Bancorp, Inc. †	7,637	280,354
Compass Bancshares, Inc.	6,100	347,578
Fifth Third Bancorp †	27,288	1,039,127
First Horizon National Corporation	6,200	235,662
Golden West Financial Corporation	12,570	971,032
Huntington Bancshares, Inc. †	12,536	299,986
JP Morgan Chase & Company	171,439	8,050,775
KeyCorp	19,900	745,056
M&T Bank Corporation	3,930	471,443
Marshall & IIsley Corporation	12,000	578,160
Mellon Financial Corporation	20,400	797,640
National City Corporation	28,300	1,035,780
North Fork Bancorp, Inc.	23,350	668,744
Northern Trust Corporation	9,150	534,634
PNC Financial Services Group, Inc.	14,400	1,043,136
Regions Financial Corporation †	22,436	$825,420
SLM Corporation	20,500	1,065,590
Sovereign Bancorp, Inc.	18,480	397,505
State Street Corporation	16,400	1,023,360
Suntrust Banks, Inc.	18,270	1,411,906
Synovus Financial Corporation	15,400	452,298
U.S. Bancorp	88,605	2,943,458
Wachovia Corporation	79,781	4,451,780
Washington Mutual, Inc.	48,762	2,119,684
Wells Fargo & Company	166,020	6,006,604
Zions Bancorp	5,100	407,031
		70,982,692
Beverages, Food & Tobacco—4.0%
Altria Group, Inc.	103,340	7,910,677
Anheuser-Busch Companies, Inc.	38,140	1,812,031
Archer-Daniels-Midland Company	32,124	1,216,857
Brown-Forman Corporation Class B	4,080	312,732
Campbell Soup Company	10,630	387,995
Coca-Cola Company (The)	101,290	4,525,637
Coca-Cola Enterprises, Inc.	14,960	311,617
ConAgra Foods, Inc.	25,500	624,240
Constellation Brands, Inc. Class A *†	9,730	280,029
Dean Foods Company *	6,000	252,120
General Mills, Inc.	17,500	990,500
H.J. Heinz Company	16,450	689,749
Hershey Foods Corporation †	8,770	468,757
Kellogg Company	12,400	614,048
McCormick & Company, Inc.	6,500	246,870
Molson Coors Brewing Company—Class B	2,660	183,274
Pepsi Bottling Group, Inc. †	6,610	234,655
Pepsico, Inc.	81,450	5,315,427
Reynolds American, Inc. †	8,360	518,069
Sara Lee Corporation	37,400	601,018
Supervalu, Inc.	9,801	290,600
Sysco Corporation	30,500	1,020,225
Tyson Foods, Inc. Class A †	12,400	196,912
UST, Inc. †	8,000	438,640
WM Wrigley Jr. Company †	10,887	501,455
		29,944,134
Building Materials—0.9%
Home Depot, Inc.	104,500	3,790,215
Louisiana-Pacific Corporation	5,600	105,112
Lowe’s Companies, Inc.	76,960	2,159,498
Vulcan Materials Company	4,900	383,425
		6,438,250
Chemicals—1.1%
Air Products & Chemicals, Inc.	11,000	730,070
Avery Dennison Corporation	5,400	324,918
Dow Chemical Company (The)	47,636	1,856,851
Eastman Chemical Company	3,975	214,730
Ecolab, Inc. †	8,940	382,811
EI Du Pont de Nemours & Company	45,300	1,940,652
Hercules, Inc. *	5,000	78,850
International Flavors & Fragrances, Inc.	4,300	170,022
Monsanto Company	26,498	1,245,671
PPG Industries, Inc.	8,124	544,958
Praxair, Inc.	15,830	936,503
		8,426,036
Coal—0.0%
Consol Energy, Inc.	7,736	245,463

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Commercial Services—0.8%
Allied Waste Industries, Inc.	*	11,900	$134,113
Apollo Group, Inc. Class A	*	6,910	340,248
Cintas Corporation		6,800	277,644
Convergys Corporation	*	7,600	156,940
Equifax, Inc.		6,400	234,944
Fluor Corporation		4,300	330,627
H&R Block, Inc.		16,100	350,014
Moody’s Corporation		12,000	784,560
Paychex, Inc.		16,450	606,183
Robert Half International, Inc.	†	8,400	285,348
RR Donnelley & Sons Company		10,600	349,376
Ryder System, Inc.	†	3,100	160,208
Waste Management, Inc.		27,127	995,018
Xerox Corporation	*	45,800	712,648
			5,717,871
Communications—1.3%
ADC Telecommunications, Inc.	*	5,571	83,565
Avaya, Inc.	*	20,468	234,154
Ciena Corp.	*	4,371	119,110
Comverse Technology, Inc.	*	10,700	229,408
Corning, Inc.	*	76,050	1,856,381
L-3 Communications Holdings, Inc.		6,000	469,980
Motorola, Inc.		122,990	3,074,750
Network Appliance, Inc.	*	18,400	680,984
Qualcomm, Inc.		81,500	2,962,525
			9,710,857
Computer Software & Processing—4.5%
Adobe Systems, Inc.	*	29,500	1,104,775
Affiliated Computer Services, Inc. Class A	*†	5,800	300,788
Autodesk, Inc.	*	11,400	396,492
Automatic Data Processing, Inc.		28,500	1,349,190
BMC Software, Inc.	*	10,500	285,810
CA, Inc.		22,416	531,035
Citrix Systems, Inc.	*	8,900	322,269
Computer Sciences Corporation	*	9,200	451,904
Compuware Corporation	*	18,800	146,452
Electronic Arts, Inc.	*†	14,900	829,632
Electronic Data Systems Corporation		25,300	620,356
First Data Corporation		37,736	1,584,912
Fiserv, Inc.	*	9,100	428,519
Google, Inc. Class A	*	10,411	4,184,181
IMS Health, Inc.		9,825	261,738
Intuit, Inc.	*	17,400	558,366
Juniper Networks, Inc.	*	26,268	453,911
Microsoft Corporation		430,353	11,761,547
NCR Corporation	*	9,000	355,320
Novell, Inc.	*	18,800	115,056
Nvidia Corporation	*	16,800	497,112
Oracle Corporation	*†	196,220	3,480,943
Parametric Technology Corp.	*	5,320	92,887
Symantec Corporation	*	51,368	1,093,111
Unisys Corporation	*	15,700	88,862
VeriSign, Inc.	*	11,800	238,360
Yahoo!, Inc.	*†	62,100	1,569,888
			33,103,416
Computers—0.1%
Sun Microsystems, Inc.	*	170,200	845,894
Computers & Information—3.7%
Apple Computer, Inc.	*	41,900	$3,227,557
Cisco Systems, Inc.	*	302,550	6,958,650
Dell, Inc.	*	115,800	2,644,872
EMC Corporation	*	116,950	1,401,061
Hewlett-Packard Company		137,386	5,040,692
International Business Machines Corporation		76,160	6,240,550
International Game Technology		16,600	688,900
Lexmark International, Inc.	*†	5,300	305,598
Pitney Bowes, Inc.		11,200	496,944
Sandisk Corporation	*	9,000	481,860
Solectron Corporation	*	45,000	146,700
Symbol Technologies, Inc.		12,800	190,208
			27,823,592
Containers & Packaging—0.1%
Ball Corporation		5,100	206,295
Sealed Air Corporation		3,965	214,586
			420,881
Cosmetics & Personal Care—1.7%
Alberto Culver Company Class B		3,400	172,006
Avon Products, Inc.		22,200	680,652
Clorox Company		7,400	466,200
Colgate-Palmolive Company		25,400	1,577,340
Estee Lauder Companies, Inc. (The) Class A	†	5,670	228,671
Procter & Gamble Company		158,351	9,814,595
			12,939,464
Diversified—2.9%
3M Company		37,150	2,764,703
General Electric Company		512,760	18,100,428
ITT Industries, Inc.		9,100	466,557
			21,331,688
Electric Utilities—2.7%
AES Corporation (The)	*	32,300	658,597
Allegheny Energy, Inc.	*	8,000	321,360
Ameren Corporation	†	10,100	533,179
American Electric Power Company, Inc.		19,360	704,123
CMS Energy Corporation	*	11,100	160,284
Centerpoint Energy, Inc.	†	15,226	218,036
Consolidated Edison, Inc.	†	12,100	559,020
Constellation Energy Group, Inc.		8,800	520,960
DTE Energy Company		8,700	361,137
Dominion Resources, Inc.		17,071	1,305,761
Duke Energy Corp.		61,008	1,842,442
Edison International		16,000	666,240
Entergy Corporation		10,200	797,946
Exelon Corporation		32,824	1,987,165
FPL Group, Inc.		19,900	895,500
FirstEnergy Corporation		16,273	909,010
KeySpan Corporation		8,600	353,804
NiSource, Inc.		13,302	289,185
PG&E Corporation		17,010	708,467
PPL Corporation		18,700	615,230
Pinnacle West Capital Corporation		4,900	220,745
Progress Energy, Inc.	†	12,400	562,712
Public Service Enterprise Group, Inc.		12,300	752,637
Sempra Energy		12,669	636,617
Southern Company (The)	†	36,500	1,257,790
TXU Corporation		22,794	1,425,081

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
TECO Energy, Inc.	10,200	$159,630
Xcel Energy, Inc.	19,870	410,316
		19,832,974
Electrical Equipment—0.3%
Cooper Industries Ltd. Class A	4,500	383,490
Emerson Electric Company	20,200	1,693,972
		2,077,462
Electronics—2.4%
Advanced Micro Devices, Inc. *	23,700	588,945
Agilent Technologies, Inc. *	21,049	688,092
Altera Corporation *	17,700	325,326
American Power Conversion Corporation †	7,900	173,484
Analog Devices, Inc.	18,000	529,020
Broadcom Corporation Class A *	21,670	657,468
Freescale Semiconductor, Inc. Class B *	20,153	766,016
Intel Corporation	289,340	5,951,724
JDS Uniphase Corporation *	84,700	185,493
Jabil Circuit, Inc.	8,590	245,416
LSI Logic Corporation *†	19,300	158,646
Linear Technology Corporation †	15,000	466,800
Maxim Integrated Products, Inc.	15,820	444,067
Micron Technology, Inc. *	33,600	584,640
Molex, Inc.	6,975	271,816
National Semiconductor Corporation	16,600	390,598
Novellus Systems, Inc. *	6,200	171,492
PMC-Sierra, Inc. *†	10,900	64,746
QLogic Corporation *	8,800	166,320
Raytheon Company	21,900	1,051,419
Rockwell Collins, Inc.	8,500	466,140
Sanmina-SCI Corporation *	28,400	106,216
Tektronix, Inc.	4,500	130,185
Teradyne, Inc. *†	9,400	123,704
Texas Instruments, Inc.	78,700	2,616,775
Xilinx, Inc.	16,910	371,175
		17,695,723
Entertainment & Leisure—1.4%
Eastman Kodak Company †	14,100	315,840
Harrah’s Entertainment, Inc.	9,060	601,856
Hasbro, Inc.	8,275	188,256
Mattel, Inc.	19,078	375,837
News Corporation, Inc. Class A	118,050	2,319,683
Time Warner, Inc.	204,167	3,721,964
Walt Disney Company	105,565	3,263,014
		10,786,450
Financial Services—3.4%
Ameriprise Financial, Inc.	12,326	578,089
Bear Stearns Companies, Inc. (The)	5,833	817,203
Charles Schwab Corporation (The)	50,722	907,924
Chicago Mercantile Exchange	1,693	809,677
Countrywide Financial Corporation	29,698	1,040,618
E*Trade Financial Corporation *	20,600	492,752
Federal Home Loan Mortgage Corporation	34,000	2,255,220
Federal National Mortgage Association	47,600	2,661,316
Federated Investors, Inc. Class B	3,800	128,478
Franklin Resources, Inc.	7,990	844,943
Goldman Sachs Group, Inc.	21,480	3,633,772
Janus Capital Group, Inc.	10,400	205,088
Legg Mason, Inc.	6,100	615,246
Lehman Brothers Holdings, Inc.	26,600	$1,964,676
Merrill Lynch & Company, Inc.	45,170	3,533,197
Morgan Stanley	52,830	3,851,835
T. Rowe Price Group, Inc.	13,020	623,007
		24,963,041
Food Retailers—0.4%
Kroger Company	35,700	826,098
Safeway, Inc.	22,100	670,735
Starbucks Corporation *	37,600	1,280,280
Whole Foods Market, Inc.	6,800	404,124
		3,181,237
Forest Products & Paper—0.5%
Bemis Company	5,700	187,302
International Paper Company	24,202	838,115
Kimberly Clark Corporation	22,620	1,478,443
MeadWestvaco Corporation	8,814	233,659
Pactiv Corporation *	6,900	196,098
Temple-Inland, Inc.	5,500	220,550
Weyerhaeuser Company	12,000	738,360
		3,892,527
Health Care Providers—1.0%
Caremark Rx, Inc.	22,100	1,252,407
Coventry Health Care, Inc. *	7,840	403,917
Express Scripts, Inc. *	7,200	543,528
HCA, Inc.	20,067	1,001,143
Health Management Associates, Inc. Class A †	11,800	246,620
Laboratory Corporation of America Holdings *	6,200	406,534
Manor Care, Inc. †	3,900	203,892
Tenet Healthcare Corporation *	25,550	207,977
UnitedHealth Group, Inc.	66,700	3,281,640
		7,547,658
Heavy Construction—0.0%
Centex Corporation †	6,000	315,720
Heavy Machinery—1.8%
American Standard Companies, Inc.	8,750	367,238
Applied Materials, Inc. †	78,000	1,382,940
Baker Hughes, Inc.	16,880	1,151,216
Black & Decker Corporation †	3,800	301,530
Caterpillar, Inc.	33,000	2,171,400
Cummins, Inc.	2,300	274,229
Deere & Company	11,700	981,747
Dover Corporation	10,000	474,400
Eaton Corporation	7,300	502,605
Ingersoll-Rand Company Class A	16,100	611,478
National-Oilwell Varco, Inc. *	8,610	504,116
Pall Corporation †	6,566	202,298
Parker Hannifin Corporation	5,925	460,550
Rockwell Automation, Inc.	8,700	505,470
Stanley Works (The)	3,800	189,430
United Technologies Corporation	49,910	3,161,799
W.W. Grainger, Inc.	3,800	254,676
		13,497,122
Home Construction, Furnishings & Appliances—0.4%
DR Horton, Inc.	13,400	320,930
Harman International Industries, Inc.	3,200	267,008
Johnson Controls, Inc.	9,510	682,247
KB Home	3,800	166,440

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Leggett & Platt, Inc.	9,000	$225,270
Lennar Corporation Class A	6,700	303,175
Masco Corporation	20,500	562,110
Pulte Homes, Inc.	10,540	335,804
Whirlpool Corporation	3,798	319,450
		3,182,434
Household Products—0.3%
Fortune Brands, Inc.	7,200	540,792
Illinois Tool Works, Inc.	20,080	901,592
Newell Rubbermaid, Inc.	13,460	381,187
Rohm & Haas Company	7,095	335,948
Snap-On, Inc.	2,850	126,968
		2,286,487
Industrial—Diversified—0.4%
Tyco International Ltd.	99,149	2,775,181
Insurance—4.5%
ACE Ltd. (Bermuda)	15,900	870,207
Aflac, Inc.	24,500	1,121,120
Aetna, Inc.	27,848	1,101,388
Allstate Corporation (The)	31,738	1,990,925
AMBAC Financial Group, Inc.	5,150	426,163
American International Group, Inc.	128,340	8,503,808
AON Corporation	15,825	535,993
Chubb Corporation	19,620	1,019,455
Cigna Corporation	5,970	694,430
Cincinnati Financial Corporation	8,539	410,384
Genworth Financial, Inc. Class A	20,840	729,608
Hartford Financial Services Group, Inc.	14,900	1,292,575
Humana, Inc. *	8,000	528,720
Lincoln National Corporation	14,004	869,368
Loews Corporation	21,070	798,553
MBIA, Inc.	6,550	402,432
MGIC Investment Corporation	4,300	257,871
Marsh & McLennan Companies, Inc.	26,900	757,235
Metlife, Inc.	37,310	2,114,731
Principal Financial Group	13,750	746,350
Progressive Corporation (The)	38,720	950,189
Prudential Financial, Inc.	24,300	1,852,875
Safeco Corporation †	6,100	359,473
St. Paul Travelers Companies	34,216	1,604,388
Torchmark Corporation	5,100	321,861
UnumProvident Corporation	14,718	285,382
WellPoint, Inc. *	31,460	2,423,993
XL Capital Ltd. Class A (Bermuda)	8,550	587,385
		33,556,862
Lodging—0.3%
Hilton Hotels Corporation	18,100	504,085
Marriott International, Inc. Class A	16,040	619,786
Starwood Hotels & Resorts Worldwide, Inc.	10,600	606,214
Wyndham Worldwide Corp. *	9,920	277,462
		2,007,547
Media—Broadcasting & Publishing—1.4%
CBS Corp. Class B	38,045	1,071,728
Clear Channel Communications, Inc.	25,470	734,810
Comcast Corporation Class A *	105,180	3,875,883
Dow Jones & Company, Inc. †	3,390	113,701
E.W. Scripps Company Class A	4,200	201,306
Gannett Company, Inc.	11,730	666,616
McGraw-Hill Companies, Inc. (The)	18,100	$1,050,343
Meredith Corporation	2,100	103,593
New York Times Company Class A †	7,000	160,860
Tribune Company †	11,367	371,928
Univision Communications, Inc. Class A *†	10,950	376,023
Viacom, Inc. Class B *	36,945	1,373,615
		10,100,406
Medical Equipment & Supplies—0.0%
Patterson Companies, Inc. *†	6,800	228,548
Medical Supplies—2.9%
Allergan, Inc.	7,500	844,575
Applera Corporation—Applied Biosystems Group	9,000	297,990
Bausch & Lomb, Inc.	2,806	140,665
Baxter International, Inc.	31,900	1,450,174
Becton, Dickinson & Company	12,200	862,174
Biomet, Inc.	12,225	393,523
Boston Scientific Corporation *	56,830	840,516
C.R. Bard, Inc. †	5,100	382,500
Fisher Scientific International *	6,100	477,264
Johnson & Johnson	146,428	9,509,034
Kla-Tencor Corporation	9,820	436,695
Medtronic, Inc.	58,310	2,707,916
Millipore Corporation *†	2,500	153,250
PerkinElmer, Inc.	6,400	121,152
Quest Diagnostics, Inc.	8,000	489,280
St. Jude Medical, Inc. *	18,000	635,220
Stryker Corporation	14,400	714,096
Thermo Electron Corporation *†	8,000	314,640
Waters Corporation *	5,100	230,928
Zimmer Holdings, Inc. *	12,190	822,825
		21,824,417
Metals—0.7%
Alcoa, Inc.	42,860	1,201,794
Allegheny Technologies, Inc. †	4,283	266,360
Danaher Corporation	11,710	804,126
Newmont Mining Corporation	21,968	939,132
Nucor Corporation	15,200	752,248
Phelps Dodge Corporation	10,056	851,743
United States Steel Corporation	5,320	306,858
		5,122,261
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	9,100	484,666
Oil & Gas—7.3%
Anadarko Petroleum Corporation	22,740	996,694
Apache Corporation	16,292	1,029,654
Ashland, Inc. †	3,400	216,852
BJ Services Company	15,900	479,067
Chesapeake Energy Corporation †	18,400	533,232
Chevron Texaco Corporation	109,480	7,100,873
ConocoPhillips	81,119	4,829,014
Devon Energy Corporation	21,688	1,369,597
Dynegy, Inc. Class A *	16,600	91,964
EOG Resources, Inc.	11,900	774,095
EL Paso Corporation †	32,477	442,986
Exxon Mobil Corporation	295,528	19,829,929
Halliburton Company	50,820	1,445,829
Hess Corp.	11,700	484,614
Kinder Morgan, Inc.	5,200	545,220
Marathon Oil Corporation	17,997	1,383,969

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Murphy Oil Corporation †	8,710	$414,161
Nabors Industries Ltd. *	15,500	461,125
Nicor, Inc. †	2,200	94,072
Noble Corporation	6,700	430,006
Occidental Petroleum Corporation	42,380	2,038,902
Peoples Energy Corporation	2,300	93,495
Rowan Companies, Inc.	5,400	170,802
Schlumberger Ltd.	58,100	3,603,943
Smith International, Inc.	8,337	323,476
Sunoco, Inc.	6,600	410,454
Transocean, Inc. *	16,011	1,172,486
Valero Energy Corporation	30,560	1,572,923
Weatherford International Ltd. *	17,120	714,246
Williams Companies, Inc.	29,300	699,391
XTO Energy, Inc.	17,866	752,695
		54,505,766
Pharmaceuticals—5.7%
Abbott Laboratories	75,700	3,675,992
AmerisourceBergen Corporation	10,300	465,560
Amgen, Inc. *	57,444	4,108,969
Barr Pharmaceuticals, Inc. *	5,200	270,088
Biogen Idec, Inc. *	16,930	756,432
Bristol-Myers Squibb Company	96,400	2,402,288
Cardinal Health, Inc.	20,750	1,364,105
Eli Lilly & Company	49,800	2,838,600
Forest Laboratories, Inc. *	16,000	809,760
Genzyme Corporation *	12,800	863,616
Gilead Sciences, Inc. *	22,730	1,561,551
Hospira, Inc. *	7,950	304,247
King Pharmaceuticals, Inc. *	11,466	195,266
McKesson Corporation	15,089	795,492
Medco Health Solutions, Inc. *	14,955	898,945
MedImmune, Inc. *†	12,600	368,046
Merck & Company, Inc.	107,600	4,508,440
Mylan Laboratories	10,800	217,404
Pfizer, Inc.	361,912	10,263,824
Schering-Plough Corporation	72,800	1,608,152
Sigma Aldrich Corporation †	3,300	249,711
Watson Pharmaceuticals, Inc. *	4,800	125,616
Wyeth	66,100	3,360,524
		42,012,628
Real Estate—0.9%
Apartment Investment & Management Company REIT Class A †	4,400	239,404
Archstone-Smith Trust REIT †	10,500	571,620
Boston Properties, Inc. REIT	5,100	527,034
Equity Office Properties Trust REIT	18,300	727,608
Equity Residential REIT	14,300	723,294
Kimco Realty Corporation REIT	9,900	424,413
Plum Creek Timber Company, Inc. REIT	9,100	309,764
Prologis REIT	12,000	684,720
Public Storage, Inc. REIT	5,320	457,467
Realogy Corp. *	12,400	281,232
Simon Property Group, Inc. REIT	10,300	933,386
Vornado Realty Trust REIT	5,800	632,200
		6,512,142
Restaurants—0.5%
Darden Restaurants, Inc.	6,500	276,055
McDonald’s Corporation †	61,800	2,417,616
Wendy’s International, Inc.	5,600	$375,200
Yum! Brands, Inc.	13,600	707,880
		3,776,751
Retailers—3.2%
Amazon.Com, Inc. *	15,200	488,224
Autozone, Inc. *	2,710	279,943
Bed Bath & Beyond, Inc. *	13,800	527,988
Best Buy Company, Inc.	20,015	1,072,003
Big Lots, Inc. *†	5,200	103,012
CVS Corporation	40,200	1,291,224
Circuit City Stores, Inc.	7,400	185,814
Costco Wholesale Corporation	23,276	1,156,352
Dillard’s, Inc. Class A †	2,900	94,917
Dollar General Corporation	15,570	212,219
eBay, Inc. *	56,730	1,608,863
Family Dollar Stores, Inc.	8,200	239,768
Federated Department Stores	26,704	1,153,880
JC Penney Company, Inc. (Holding Company)	11,420	781,014
Office Depot, Inc. *	14,500	575,650
OfficeMax, Inc.	3,370	137,294
RadioShack Corporation	6,100	117,730
Sears Holdings Corporation *	4,502	711,721
Sherwin-Williams Company (The)	5,430	302,885
Staples, Inc.	35,850	872,231
TJX Companies, Inc.	22,700	636,281
Target Corporation	43,200	2,386,800
Tiffany & Company	7,000	232,400
Walgreen Company	49,800	2,210,622
Wal-Mart Stores, Inc.	122,900	6,061,428
		23,440,263
Telecommunications—0.1%
Citizens Communications Company	16,200	227,448
Lucent Technologies, Inc. *	219,819	514,376
Tellabs, Inc. *	22,200	243,312
		985,136
Telephone Systems—2.7%
Alltel Corporation	19,080	1,058,940
AT&T, Inc.	190,834	6,213,555
BellSouth Corporation	89,300	3,817,575
CenturyTel, Inc.	5,600	222,152
Embarq Corp.	7,297	352,956
Qwest Communications International, Inc. *	76,329	665,589
Sprint Nextel Corp.	145,959	2,503,197
Verizon Communications, Inc.	143,971	5,345,643
Windstream Corp.	19,727	260,199
		20,439,806
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	18,900	650,160
Jones Apparel Group, Inc.	5,600	181,664
Liz Claiborne, Inc.	5,000	197,550
Nike, Inc. Class B	9,360	820,123
VF Corporation	4,300	313,685
		2,163,182
Transportation—1.5%
Brunswick Corporation	4,900	152,831
Burlington Northern Santa Fe Corporation	18,356	1,348,065
CSX Corporation	21,600	709,128
Carnival Corporation †	21,330	1,003,150

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
FedEx Corporation	14,940	$1,623,679
Norfolk Southern Corporation	20,300	894,215
Sabre Holdings Corporation	6,930	162,093
Union Pacific Corporation	13,000	1,144,000
United Parcel Service, Inc. Class B	53,700	3,863,178
		10,900,339
TOTAL COMMON STOCKS
(Cost $501,683,629)		596,067,075

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—1.0%
U.S. Treasury Bills—1.0%
U.S. Treasury Bill
4.855%	12/07/2006
(Cost $7,124,064)		**	$7,190,000	7,124,064

		Shares	Value
RIGHTS—0.0%
Computers & Information—0.0%
Seagate Technology, Inc.
(Cost $—)	*d	10,600	—

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—12.0%
Banking—4.0%
Dexia Delaware LLC
5.215%	12/19/2006		$30,000,000	29,652,333
Financial Services—8.0%
Santander Central Hispano Finance, Inc.
5.255%	12/11/2006		30,000,000	29,684,700
UBS Finance Delaware LLC
5.245%	12/18/2006		30,000,000	29,654,704
				59,339,404
TOTAL COMMERCIAL PAPER
(Cost $88,991,737)				88,991,737

CASH EQUIVALENTS—3.6%
Bank & Certificate Deposits/ Offshore Time Deposits—3.5%
Abbey National PLC
5.270%	10/03/2006	††	553,897	553,897
Abbey National PLC
5.270%	10/04/2006	††	553,897	553,897
Bank Of Montreal
5.280%	10/16/2006	††	443,117	443,117
Bank Of Nova Scotia
5.280%	10/11/2006	††	553,897	553,897
Barclays
5.310%	10/20/2006	††	553,897	553,897
Barclays
5.305%	11/21/2006	††	553,897	553,897
Barton Capital LLC
5.267%	10/06/2006	††	553,897	553,897

Coupon Rate	Maturity Date		Face	Value
BNP Paribas
5.260%	10/05/2006	††	$553,897	$553,897
Branch Banker &Trust
5.270%	10/10/2006	††	553,897	553,897
CAFCO Funding LLC
5.289%	11/17/2006	††	221,559	221,559
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	1,107,793	1,107,793
Charta LLC
5.314%	11/01/2006	††	221,559	221,559
CIESCO Domestic
5.290%	11/16/2006	††	221,559	221,559
Clipper Receivables Corp
5.283%	10/19/2006	††	332,338	332,338
Commonwealth Bank of Australia
5.275%	10/23/2006	††	427,608	427,608
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	553,897	553,897
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	443,117	443,117
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	553,897	553,897
Fairway Finance
5.292%	10/24/2006	††	443,117	443,117
Fairway Finance
5.274%	10/03/2006	††	221,559	221,559
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	221,559	221,559
Fortis Bank
5.300%	11/20/2006	††	221,559	221,559
Fortis Bank
5.280%	10/19/2006	††	664,676	664,676
General Electric Capital Corporation
5.285%	11/03/2006	††	443,117	443,117
Harris NA
5.280%	11/22/2006	††	553,897	553,897
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	443,117	443,117
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	221,559	221,559
Liberty Street
5.282%	10/13/2006	††	221,559	221,559
Lloyds TSB Bank
5.270%	10/02/2006	††	664,676	664,676
Merrill Lynch & Co
5.365%	10/02/2006	††	906,632	906,632
Morgan Stanley & Co
5.365%	10/02/2006	††	3,101,821	3,101,812
National Australia Bank
5.360%	10/02/2006	††	886,235	886,235
Paradigm Funding LLC
5.287%	10/10/2006	††	221,559	221,559
Park Avenue Receivables Corp
5.283%	10/26/2006	††	221,559	221,559
Park Avenue Receivables Corp
5.281%	10/03/2006	††	221,559	221,559
Royal Bank of Canada
5.300%	10/27/2006	††	553,897	553,897
Royal Bank of Canada
5.300%	11/17/2006	††	221,559	221,559
Royal Bank of Scotland
5.300%	10/27/2006	††	553,897	553,897
Sheffiled Receivables Corp
5.285%	10/18/2006	††	221,559	221,559
Societe Generale
5.300%	10/23/2006	††	797,611	797,611
Societe Generale
5.280%	11/01/2006	††	886,235	886,235

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)
Svenska Handlesbanken
5.350%	10/02/2006	††	$895,248	$895,248
Three Pillars Funding LLC
5.284%	10/02/2006	††	221,559	221,559
Toronto Dominion Bank
5.265%	10/12/2006	††	553,897	553,897
UBS AG
5.305%	10/02/2006	††	553,897	553,897
UBS AG
5.300%	10/27/2006	††	553,897	553,897
Variable Funding Capital Co
5.265%	10/02/2006	††	329,268	329,268
Wells Fargo
5.270%	10/17/2006	††	553,897	553,897
Yorktown Capital LLC
5.287%	10/18/2006	††	221,559	221,559
				25,955,351
Floating Rate Instruments/Master Notes—0.1%
Bank of America
5.310%	07/10/2007	††	553,897	553,897
Bank of America
5.270%	11/10/2006	††	443,117	443,117
				997,014
TOTAL CASH EQUIVALENTS
(Cost $26,952,365)				26,952,365
TOTAL INVESTMENTS—96.8%
(Cost $624,751,795)				719,135,241
Other assets less liabilities—3.2%				23,593,941
NET ASSETS—100.0%				$742,729,182

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 09/30/2006.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—95.1%
Aerospace & Defense—1.2%
Honeywell International, Inc.	286,700	$11,726,031
Lockheed Martin Corporation	50,000	4,303,000
		16,029,031
Automotive—2.4%
Ford Motor Company †	200,000	1,618,000
General Motors Corporation †	804,000	26,741,040
Genuine Parts Company	90,552	3,905,508
		32,264,548
Banking—9.0%
American Express Company	50,000	2,804,000
Bank of America Corporation	440,492	23,597,156
Capital One Financial Corporation	112,000	8,809,920
Citigroup, Inc.	322,369	16,012,068
JP Morgan Chase & Company	250,000	11,740,000
KeyCorp	100,000	3,744,000
Mellon Financial Corporation	150,000	5,865,000
Northern Trust Corporation	40,000	2,337,200
PNC Financial Services Group, Inc.	75,000	5,433,000
SLM Corporation	151,600	7,880,168
State Street Corporation	110,000	6,864,000
Suntrust Banks, Inc.	40,000	3,091,200
Wachovia Corporation	152,504	8,509,723
Washington Mutual, Inc.	215,745	9,378,435
Wells Fargo & Company	126,000	4,558,680
		120,624,550
Beverages, Food & Tobacco—4.8%
Altria Group, Inc.	168,900	12,929,295
Anheuser-Busch Companies, Inc.	125,000	5,938,750
Campbell Soup Company †	99,712	3,639,488
Coca-Cola Company (The)	120,000	5,361,600
General Mills, Inc.	80,022	4,529,245
H.J. Heinz Company	124,200	5,207,706
Imperial Tobacco Group PLC (United Kingdom)	179,600	12,038,588
Kraft Foods, Inc. Class A †	100,000	3,566,000
McCormick & Company, Inc.	75,000	2,848,500
UST, Inc. †	153,337	8,407,468
		64,466,640
Building Materials—2.4%
Cemex SA de CV Sponsored ADR (Mexico) †*	731,166	21,993,473
Hanson PLC Sponsored ADR (United Kingdom)	111,700	8,047,985
Home Depot, Inc.	75,000	2,720,250
		32,761,708
Chemicals—1.6%
Avery Dennison Corporation	85,000	5,114,450
Dow Chemical Company (The)	39,771	1,550,274
EI Du Pont de Nemours & Company	268,646	11,508,795
Hercules, Inc. *	48,000	756,960
International Flavors & Fragrances, Inc.	70,000	2,767,800
		21,698,279
Commercial Services—0.3%
Waste Management, Inc.	100,000	3,668,000
Xerox Corporation *	51,000	793,560
		4,461,560
Computer Software & Processing—0.4%
Microsoft Corporation	200,000	$5,466,000

Computers & Information—4.3%
Dell, Inc. *	2,104,000	48,055,360
International Business Machines Corporation	60,000	4,916,400
Pitney Bowes, Inc.	98,700	4,379,319
		57,351,079
Cosmetics & Personal Care—0.6%
Avon Products, Inc.	100,000	3,066,000
Colgate-Palmolive Company	80,000	4,968,000
		8,034,000
Diversified—1.2%
3M Company	95,300	7,092,226
General Electric Company	275,000	9,707,500
		16,799,726
Electric Utilities—3.2%
Dominion Resources, Inc.	86,200	6,593,438
Duke Energy Corp.	594,024	17,939,525
Entergy Corporation	105,200	8,229,796
FirstEnergy Corporation	50,000	2,793,000
NiSource, Inc.	130,000	2,826,200
Progress Energy, Inc. †	100,000	4,538,000
		42,919,959
Electrical Equipment—1.1%
Cooper Industries Ltd. Class A	75,000	6,391,500
Emerson Electric Company	103,400	8,671,124
		15,062,624
Electronics—4.6%
American Power Conversion Corporation †	300,600	6,601,176
Analog Devices, Inc.	125,000	3,673,750
Intel Corporation	175,000	3,599,750
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	1,007,000	35,255,070
Raytheon Company	100,000	4,801,000
Sony Corporation ADR (Japan) †	125,000	5,045,000
Texas Instruments, Inc.	100,000	3,325,000
		62,300,746
Entertainment & Leisure—5.0%
Discovery Holding Company Class A †*	1,209,800	17,493,708
Eastman Kodak Company †	135,741	3,040,598
Mattel, Inc.	459,600	9,054,120
Time Warner, Inc.	250,000	4,557,500
Walt Disney Company	1,054,000	32,579,140
		66,725,066
Financial Services—1.4%
Charles Schwab Corporation (The)	250,000	4,475,000
Federal National Mortgage Association	40,806	2,281,463
Janus Capital Group, Inc.	150,000	2,958,000
Morgan Stanley	120,000	8,749,200
		18,463,663
Forest Products & Paper—0.7%
International Paper Company	150,000	5,194,500
Kimberly Clark Corporation	45,259	2,958,128
MeadWestvaco Corporation	50,000	1,325,500
		9,478,128

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Health Care Providers—1.0%
HCA, Inc.	133,100	$6,640,359
UnitedHealth Group, Inc.	130,400	6,415,680
		13,056,039
Heavy Machinery—1.1%
Pall Corporation	120,000	3,697,200
Stanley Works (The)	235,200	11,724,720
		15,421,920
Household Products—1.3%
Fortune Brands, Inc.	37,765	2,836,529
Illinois Tool Works, Inc.	216,000	9,698,400
Newell Rubbermaid, Inc.	185,000	5,239,200
		17,774,129
Industrial—Diversified—0.1%
Tyco International Ltd.	50,000	1,399,500
Insurance—9.0%
Allstate Corporation (The)	122,100	7,659,333
American International Group, Inc.	245,814	16,287,636
AON Corporation †	766,000	25,944,420
Fairfax Financial Holdings Ltd. (Canada) †	110,000	14,312,100
Hartford Financial Services Group, Inc.	106,500	9,238,875
Lincoln National Corporation	49,690	3,084,755
MGIC Investment Corporation †	125,300	7,514,241
Marsh & McLennan Companies, Inc.	140,000	3,941,000
St. Paul Travelers Companies	163,806	7,680,863
UnumProvident Corporation	105,000	2,035,950
WellPoint, Inc. *	194,200	14,963,110
XL Capital Ltd. Class A (Bermuda)	115,900	7,962,330
		120,624,613
Media—Broadcasting & Publishing—9.3%
CBS Corp. Class B	70,000	1,971,900
Comcast Corporation Class A *	925,000	34,057,810
DIRECTV Group, Inc. (The) *	1,508,000	29,677,440
Dow Jones & Company, Inc. †	98,000	3,286,920
Gannett Company, Inc. †	139,800	7,944,834
Liberty Media Corp. Interactive—Class A *	1,193,250	24,318,434
Liberty Media Corp. Capital—Class A *	152,050	12,706,819
McClatchy Company Class A †	17,913	755,750
New York Times Company Class A †	160,000	3,676,800
Tribune Company †	150,000	4,908,000
Viacom, Inc. Class B *	70,000	2,602,600
		125,907,307
Medical Supplies—1.5%
Baxter International, Inc.	299,300	13,606,178
Boston Scientific Corporation *	150,000	2,218,500
Johnson & Johnson	60,000	3,896,400
		19,721,078
Metals—0.3%
Alcoa, Inc.	125,000	3,505,000
Oil & Gas—8.4%
Anadarko Petroleum Corporation	54,100	2,371,203
BP Amoco PLC ADR (United Kingdom)	136,456	8,948,785
Chesapeake Energy Corporation †	486,000	$14,084,280
Chevron Texaco Corporation	139,758	9,064,704
ConocoPhillips	187,400	11,155,922
Exxon Mobil Corporation	124,760	8,371,396
Hess Corp. †	225,000	9,319,500
Marathon Oil Corporation	157,900	12,142,510
Murphy Oil Corporation †	40,000	1,902,000
Occidental Petroleum Corporation	246,600	11,863,926
Pioneer Natural Resources Company	527,000	20,616,240
Royal Dutch Shell PLC-Class A ADR (United Kingdom)	60,781	4,017,624
		113,858,090
Pharmaceuticals—4.9%
Abbott Laboratories	75,000	3,642,000
Bristol-Myers Squibb Company	502,300	12,517,316
MedImmune, Inc. †*	75,000	2,190,750
Merck & Company, Inc.	175,000	7,332,500
Pfizer, Inc.	638,200	18,099,352
Schering-Plough Corporation	442,300	9,770,407
Wyeth	253,400	12,882,856
		66,435,181
Real Estate—0.3%
Simon Property Group, Inc. REIT	50,000	4,531,000
Restaurants—2.2%
McDonald’s Corporation	80,000	3,129,600
Yum! Brands, Inc.	517,000	26,909,850
		30,039,450
Retailers—1.3%
Dollar General Corporation	347,100	4,730,973
JC Penney Company, Inc. (Holding Company)	79,000	5,402,810
RadioShack Corporation	200,000	3,860,000
Wal-Mart Stores, Inc.	75,000	3,699,000
		17,692,783
Telecommunications—1.3%
Lucent Technologies, Inc. *	200,000	468,000
Nokia Corporation Sponsored ADR (Finland) †	874,300	17,214,967
		17,682,967
Telephone Systems—5.1%
Alltel Corporation	80,000	4,440,000
AT&T, Inc.	252,942	8,235,792
Qwest Communications International, Inc. †*	600,000	5,232,000
Sprint Nextel Corp.	1,687,000	28,932,050
Verizon Communications, Inc.	546,741	20,300,493
Windstream Corp.	82,714	1,090,998
		68,231,333
Transportation—3.8%
Burlington Northern Santa Fe Corporation	149,000	10,942,560
Carnival Corporation †	200,600	9,434,218
FedEx Corporation	190,000	20,649,200
Norfolk Southern Corporation	84,540	3,723,987
Union Pacific Corporation	75,997	6,687,736
		51,437,701
TOTAL COMMON STOCKS
(Cost $1,032,215,418)		1,282,225,398

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—1.0%
Telephone Systems—1.0%
Level 3 Communications, Inc., Senior Note
11.500%	03/01/2010	†**
(Cost $9,396,255)			$13,245,000	$13,675,463

CONVERTIBLE DEBT OBLIGATIONS—0.4%
Telephone Systems—0.4%
Level 3 Communications, Inc., Subordinated Note, Convertible
6.000%	03/15/2010	†
(Cost $3,649,530)			5,760,000	5,090,400

COMMERCIAL PAPER—1.2%
Banking—0.4%
Park Avenue Receivables Corp., 144A
5.260%	10/06/2006	**	5,000,000	4,995,617
Financial Services—0.8%
Atlantic Asset Securities Corp., 144A
5.260%	10/20/2006	**	3,000,000	2,991,233
Falcon Asset Securitization Corp., 144A
5.260%	10/25/2006	**	3,000,000	2,989,042
Old Line Funding Corp., 144A
5.260%	11/09/2006	**	5,000,000	4,970,778
				10,951,053
TOTAL COMMERCIAL PAPER
(Cost $15,946,670)				15,946,670

CASH EQUIVALENTS—11.9%
Bank & Certificate Deposits/ Offshore Time Deposits—11.5%
Abbey National PLC
5.270%	10/03/2006	††	3,292,105	3,292,105
Abbey National PLC
5.270%	10/04/2006	††	3,292,105	3,292,105
Bank Of Montreal
5.280%	10/16/2006	††	2,633,683	2,633,683
Bank Of Nova Scotia
5.280%	10/11/2006	††	3,292,105	3,292,105
Barclays
5.310%	10/20/2006	††	3,292,105	3,292,105
Barclays
5.305%	11/21/2006	††	3,292,105	3,292,105
Barton Capital LLC
5.267%	10/06/2006	††	3,292,105	3,292,105
BNP Paribas
5.260%	10/05/2006	††	3,292,105	3,292,105
Branch Banker &Trust
5.270%	10/10/2006	††	3,292,105	3,292,105
CAFCO Funding LLC
5.289%	11/17/2006	††	1,316,841	1,316,841
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	6,584,209	6,584,209
Charta LLC
5.314%	11/01/2006	††	1,316,841	1,316,841
CIESCO Domestic
5.290%	11/16/2006	††	1,316,841	1,316,841
Clipper Receivables Corp
5.283%	10/19/2006	††	1,975,263	1,975,263
Commonwealth Bank of Australia
5.275%	10/23/2006	††	$2,541,504	$2,541,504
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	3,292,105	3,292,105
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	2,633,683	2,633,683
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	3,292,105	3,292,105
Fairway Finance
5.292%	10/24/2006	††	2,633,683	2,633,683
Fairway Finance
5.274%	10/03/2006	††	1,316,841	1,316,841
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	1,316,841	1,316,841
Fortis Bank
5.300%	11/20/2006	††	1,316,841	1,316,841
Fortis Bank
5.280%	10/19/2006	††	3,950,525	3,950,525
General Electric Capital Corporation
5.285%	11/03/2006	††	2,633,683	2,633,683
Harris NA
5.280%	11/22/2006	††	3,292,105	3,292,105
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	2,633,683	2,633,683
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	1,316,841	1,316,841
Liberty Street
5.282%	10/13/2006	††	1,316,841	1,316,841
Lloyds TSB Bank
5.270%	10/02/2006	††	3,950,525	3,950,525
Merrill Lynch & Co
5.365%	10/02/2006	††	5,388,599	5,388,599
Morgan Stanley & Co
5.365%	10/02/2006	††	18,435,784	18,435,785
National Australia Bank
5.360%	10/02/2006	††	5,267,367	5,267,367
Paradigm Funding LLC
5.287%	10/10/2006	††	1,316,841	1,316,841
Park Avenue Receivables Corp
5.283%	10/26/2006	††	1,316,841	1,316,841
Park Avenue Receivables Corp
5.281%	10/03/2006	††	1,316,841	1,316,841
Royal Bank of Canada
5.300%	10/27/2006	††	3,292,105	3,292,105
Royal Bank of Canada
5.300%	11/17/2006	††	1,316,841	1,316,841
Royal Bank of Scotland
5.300%	10/27/2006	††	3,292,105	3,292,105
Sheffiled Receivables Corp
5.285%	10/18/2006	††	1,316,841	1,316,841
Societe Generale
5.300%	10/23/2006	††	4,740,630	4,740,630
Societe Generale
5.280%	11/01/2006	††	5,267,367	5,267,367
Svenska Handlesbanken
5.350%	10/02/2006	††	5,320,937	5,320,937
Three Pillars Funding LLC
5.284%	10/02/2006	††	1,316,841	1,316,841
Toronto Dominion Bank
5.265%	10/12/2006	††	3,292,105	3,292,105
UBS AG
5.305%	10/02/2006	††	3,292,105	3,292,105
UBS AG
5.300%	10/27/2006	††	3,292,105	3,292,105
Variable Funding Capital Co
5.265%	10/02/2006	††	1,957,019	1,957,019

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

			Face	Value

CASH EQUIVALENTS—(Continued)
Wells Fargo
5.270%	10/17/2006	††	$3,292,105	$3,292,105
Yorktown Capital LLC
5.287%	10/18/2006	††	1,316,841	1,316,841
				154,266,545
Floating Rate Instruments/Master Notes—0.4%
Bank of America
5.310%	07/10/2007	††	3,292,105	3,292,105
Bank of America
5.270%	11/10/2006	††	2,633,683	2,633,683
				5,925,788
TOTAL CASH EQUIVALENTS
(Cost $160,192,333)				160,192,333

REPURCHASE AGREEMENTS—2.2%
IBT Repurchase Agreement dated 9/29/06, with a maturity value $30,555,907 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 5.93% to 8.36%, maturity dates ranging from 02/25/2024 to 03/01/2035 and an aggregate market value of $32,071,275.			30,544,071	30,544,071
TOTAL INVESTMENTS—111.8%
(Cost $1,251,944,276)				1,507,674,335
Other assets less liabilities—(11.8%)				(159,348,215)
NET ASSETS—100.0%				$1,348,326,120

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.06% of Total Investments.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—97.7%
Advertising—0.4%
Getty Images, Inc. *†	44,400	$2,205,792
Monster Worldwide, Inc. *	33,000	1,194,270
Omnicom Group	8,900	833,040
		4,233,102
Aerospace & Defense—2.1%
Goodrich Corporation	82,700	3,351,004
General Dynamics Corporation	176,000	12,613,920
Honeywell International, Inc.	43,900	1,795,510
Lockheed Martin Corporation	59,100	5,086,146
		22,846,580
Airlines—0.5%
AMR Corporation *	132,100	3,056,794
Southwest Airlines Company	173,400	2,888,844
		5,945,638
Apparel Retailers—0.6%
Kohl’s Corporation *	96,900	6,290,748
Automotive—0.2%
General Motors Corporation †	37,000	1,230,620
Jarden Corporation *†	18,100	596,757
		1,827,377
Banking—12.6%
American Express Company	99,500	5,579,960
AmeriCredit Corporation *†	38,800	969,612
Bank of America Corporation	239,300	12,819,301
Bank of New York Company, Inc. (The)	104,400	3,681,144
Capital One Financial Corporation	14,600	1,148,436
Citigroup, Inc.	376,350	18,693,304
Commerce Bancorp, Inc. †	18,600	682,806
Fifth Third Bancorp †	33,200	1,264,256
Golden West Financial Corporation	101,500	7,840,875
Hudson City Bancorp, Inc.	142,400	1,886,800
IndyMac Bancorp, Inc. †	17,100	703,836
JP Morgan Chase & Company	292,136	13,718,707
Mellon Financial Corporation	29,100	1,137,810
Northern Trust Corporation	51,900	3,032,517
PNC Financial Services Group, Inc.	45,900	3,324,996
SLM Corporation	281,600	14,637,568
State Street Corporation	105,900	6,608,160
Suntrust Banks, Inc.	37,000	2,859,360
U.S. Bancorp	95,100	3,159,222
UBS AG (Switzerland)	83,300	4,981,388
UBS AG (Switzerland)	77,400	4,590,594
Wachovia Corporation	56,800	3,169,440
Washington Mutual, Inc.	190,500	8,281,035
Wells Fargo & Company	363,800	13,162,284
		137,933,411
Beverages, Food & Tobacco—4.0%
Altria Group, Inc.	116,003	8,880,030
Anheuser-Busch Companies, Inc.	18,584	882,926
Campbell Soup Company †	121,500	4,434,750
Coca-Cola Company (The)	31,400	1,402,952
H.J. Heinz Company	16,700	700,231
Kellogg Company	83,600	4,139,872
Kraft Foods, Inc. Class A †	57,600	2,054,016
Pepsico, Inc.	204,800	13,365,248
Sara Lee Corporation	171,500	2,756,005
Sysco Corporation	104,700	$3,502,215
Unilever NV (Netherlands)	56,300	1,381,602
		43,499,847
Building Materials—0.9%
Home Depot, Inc.	110,400	4,004,208
Lowe’s Companies, Inc.	212,400	5,959,944
		9,964,152
Chemicals—1.8%
Air Products & Chemicals, Inc.	10,900	723,433
Dow Chemical Company (The)	157,800	6,151,044
EI Du Pont de Nemours & Company	142,500	6,104,700
Huntsman Corporation *	96,700	1,759,940
Methanex Corporation (Canada) †	32,300	786,182
Monsanto Company	67,900	3,191,979
NOVA Chemicals Corporation (Canada) †	3,700	113,627
Potash Corporation of Saskatchewan, Inc. (Canada) †	7,400	771,006
Scotts Company (The) Class A	16,600	738,534
		20,340,445
Coal—0.1%
Arch Coal, Inc.	12,000	346,920
Consol Energy, Inc.	27,700	878,921
		1,225,841
Commercial Services—0.8%
Celgene Corporation *†	46,100	1,996,130
Fluor Corporation	60,800	4,674,912
Paychex, Inc.	24,500	902,825
Siemens AG Sponsored ADR (Germany)	9,000	783,900
		8,357,767
Communications—1.8%
American Tower Corporation Class A *	145,600	5,314,400
Corning, Inc. *	174,600	4,261,986
Marvell Technology Group Ltd. (Bermuda) *	178,500	3,457,545
Motorola, Inc.	228,400	5,710,000
Qualcomm, Inc.	39,300	1,428,555
		20,172,486
Computer Software & Processing—5.4%
Adobe Systems, Inc. *	63,400	2,374,330
Affiliated Computer Services, Inc. Class A *†	39,900	2,069,214
Automatic Data Processing, Inc.	115,600	5,472,504
First Data Corporation	44,700	1,877,400
Google, Inc. Class A *	30,100	12,097,190
Intuit, Inc. *	41,500	1,331,735
Juniper Networks, Inc. *	142,900	2,469,312
Microsoft Corporation	689,700	18,849,501
Oracle Corporation *†	224,700	3,986,178
SAP AG ADR (Germany) †	61,300	3,034,350
Yahoo!, Inc. *	223,200	5,642,496
		59,204,210
Computers—0.5%
Sun Microsystems, Inc. *	1,196,700	5,947,599
Computers & Information—4.8%
Apple Computer, Inc. *	51,700	3,982,451

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Cisco Systems, Inc. *	772,450	$17,766,350
Dell, Inc. *	134,800	3,078,832
EMC Corporation *	584,500	7,002,310
Hewlett-Packard Company	128,800	4,725,672
International Business Machines Corporation	9,400	770,236
International Game Technology	89,000	3,693,500
Pitney Bowes, Inc.	97,800	4,339,386
Sandisk Corporation *	89,300	4,781,122
Seagate Technology (Cayman Islands) *	96,100	2,218,949
		52,358,808
Cosmetics & Personal Care—0.7%
Avon Products, Inc.	61,634	1,889,698
Procter & Gamble Company	90,875	5,632,432
		7,522,130
Diversified—3.0%
General Electric Company	930,400	32,843,120
Electric Utilities—1.9%
AES Corporation (The) *	107,100	2,183,769
Dominion Resources, Inc.	53,150	4,065,443
Entergy Corporation	20,300	1,588,069
Exelon Corporation	101,400	6,138,756
FPL Group, Inc.	82,200	3,699,000
NiSource, Inc. †	28,700	623,938
SCANA Corporation	70,100	2,822,927
		21,121,902
Electrical Equipment—0.2%
Cooper Industries Ltd. Class A	21,700	1,849,274
Emerson Electric Company	9,600	805,056
		2,654,330
Electronics—4.0%
Agilent Technologies, Inc. *	24,872	813,066
Altera Corporation *	202,000	3,712,760
Analog Devices, Inc.	68,800	2,022,032
ATI Technologies, Inc. (Canada) *	55,900	1,199,055
Fairchild Semiconductor International, Inc. *	48,800	912,560
Flextronics International Ltd. (Singapore) *	290,700	3,674,448
Garmin Ltd. (Cayman Islands) †	43,900	2,141,442
Intel Corporation	311,400	6,405,498
International Rectifier Corporation *	71,600	2,494,544
Jabil Circuit, Inc.	47,700	1,362,789
Linear Technology Corporation †	111,000	3,454,320
Maxim Integrated Products, Inc.	139,600	3,918,572
Qimonda AG, ADR (Germany) *	36,300	617,100
Raytheon Company	9,800	470,498
Rockwell Collins, Inc.	21,000	1,151,640
Teradyne, Inc. *†	50,800	668,528
Texas Instruments, Inc.	90,500	3,009,125
Xilinx, Inc.	247,500	5,432,625
		43,460,602
Entertainment & Leisure—0.9%
Time Warner, Inc.	393,300	7,169,859
Walt Disney Company	105,100	3,248,641
		10,418,500
Financial Services—4.7%
Ameriprise Financial, Inc.	6,200	290,780
Berkshire Hathaway, Inc. Class A *	30	$2,874,000
Charles Schwab Corporation (The)	184,600	3,304,340
Chicago Mercantile Exchange	2,100	1,004,325
Countrywide Financial Corporation	29,600	1,037,184
E*Trade Financial Corporation *	130,700	3,126,344
Federal Home Loan Mortgage Corporation	52,500	3,482,325
Federal National Mortgage Association	75,500	4,221,205
Franklin Resources, Inc.	48,200	5,097,150
Goldman Sachs Group, Inc.	73,400	12,417,078
Legg Mason, Inc. †	36,200	3,651,132
Merrill Lynch & Company, Inc.	63,300	4,951,326
Morgan Stanley	45,900	3,346,569
TD Ameritrade Holding Corp.	141,700	2,671,045
		51,474,803
Food Retailers—0.6%
Safeway, Inc.	204,200	6,197,470
Forest Products & Paper—0.3%
International Paper Company	24,700	855,361
Kimberly Clark Corporation	44,500	2,908,520
		3,763,881
Health Care Providers—1.9%
Caremark Rx, Inc.	99,500	5,638,665
DaVita, Inc. *	41,200	2,384,244
Lincare Holdings, Inc. *	26,200	907,568
Triad Hospitals, Inc. *	15,900	700,077
UnitedHealth Group, Inc.	228,200	11,227,440
		20,857,994
Heavy Machinery—3.6%
American Standard Companies, Inc. †	160,700	6,744,579
Applied Materials, Inc. †	550,800	9,765,684
Baker Hughes, Inc.	86,100	5,872,020
Caterpillar, Inc.	89,200	5,869,360
Deere & Company	29,000	2,433,390
National-Oilwell Varco, Inc. *	54,800	3,208,540
United Technologies Corporation	95,000	6,018,250
		39,911,823
Home Construction, Furnishings & Appliances—0.6%
DR Horton, Inc.	50,500	1,209,475
Harman International Industries, Inc.	33,800	2,820,272
Johnson Controls, Inc.	13,700	982,838
Leggett & Platt, Inc.	47,500	1,188,925
Lennar Corporation Class A	9,100	411,775
		6,613,285
Household Products—0.5%
Illinois Tool Works, Inc.	110,200	4,947,980
Rohm & Haas Company	6,700	317,245
		5,265,225
Industrial—Diversified—0.1%
Tyco International Ltd.	52,300	1,463,877
Insurance—5.5%
ACE Ltd. (Bermuda)	94,300	5,161,039
Aflac, Inc.	16,000	732,160
Aetna, Inc.	152,500	6,031,375
Allstate Corporation (The)	63,700	3,995,901

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
American International Group, Inc.	224,400	$14,868,744
Chubb Corporation	115,500	6,001,380
Hartford Financial Services Group, Inc.	40,100	3,478,675
Humana, Inc. *	44,200	2,921,178
Marsh & McLennan Companies, Inc.	67,600	1,902,940
Prudential Financial, Inc.	28,700	2,188,375
RenaissanceRe Holdings, Ltd. (Bermuda)	3,400	189,040
WellPoint, Inc. *	141,800	10,925,690
XL Capital Ltd. Class A (Bermuda)	23,000	1,580,100
		59,976,597
Lodging—0.8%
Las Vegas Sands Corporation *	35,800	2,446,930
Marriott International, Inc. Class A	55,000	2,125,200
Starwood Hotels & Resorts Worldwide, Inc.	13,800	789,222
Wynn Resorts Ltd. *†	50,800	3,454,908
		8,816,260
Media—Broadcasting & Publishing—1.5%
Cablevision Systems Corporation Class A *	36,781	835,297
CBS Corp. Class B	31,500	887,355
Clear Channel Communications, Inc.	53,600	1,546,360
Comcast Corporation Class A *	188,200	6,935,170
Gannett Company, Inc. †	30,300	1,721,949
Grupo Televisa SA ADR (Mexico)	35,000	744,100
McGraw-Hill Companies, Inc. (The)	3,000	174,090
Rogers Communications, Inc. (Canada)	25,000	1,371,750
Viacom, Inc. Class B *	70,500	2,621,190
		16,837,261
Medical Supplies—3.7%
Allergan, Inc.	57,600	6,486,336
Baxter International, Inc.	179,300	8,150,978
Beckman Coulter, Inc.	53,500	3,079,460
Boston Scientific Corporation *	196,900	2,912,151
Johnson & Johnson	27,100	1,759,874
Kla-Tencor Corporation †	96,000	4,269,120
Medtronic, Inc.	126,600	5,879,304
Quest Diagnostics, Inc.	33,600	2,054,976
St. Jude Medical, Inc. *	64,000	2,258,560
Stryker Corporation	57,100	2,831,589
Thermo Electron Corporation *†	25,700	1,010,781
		40,693,129
Metals—2.3%
Alcoa, Inc.	246,000	6,897,840
Cameco Corporation (Canada) †	71,800	2,625,726
Danaher Corporation	180,600	12,401,802
Newmont Mining Corporation	23,000	983,250
Precision Castparts Corporation †	41,100	2,595,876
		25,504,494
Metals & Mining—0.1%
Barrick Gold Corporation (Canada)	45,800	1,406,976
Oil & Gas—6.5%
Anadarko Petroleum Corporation	17,200	753,876
BJ Services Company †	46,800	1,410,084
Chevron Texaco Corporation	26,172	1,697,516
ConocoPhillips	32,300	$1,922,819
EOG Resources, Inc.	15,800	1,027,790
Exxon Mobil Corporation	263,800	17,700,980
GlobalSantaFe Corporation	64,700	3,234,353
Halliburton Company	35,200	1,001,440
Kinder Morgan, Inc.	17,226	1,806,146
MDU Resources Group, Inc.	34,800	777,432
Murphy Oil Corporation †	31,600	1,502,580
Occidental Petroleum Corporation	188,300	9,059,113
Plains Exploration & Production Company *†	12,900	553,539
Royal Dutch Shell PLC-Class A ADR (United Kingdom)	76,000	5,023,600
Royal Dutch Shell PLC-Class B, ADR (United Kingdom)	21,356	1,460,323
Schlumberger Ltd.	190,200	11,798,106
Smith International, Inc.	127,800	4,958,640
Total Fina SA ADR (France) †	28,300	1,866,102
Transocean, Inc. *	9,100	666,393
Weatherford International Ltd. *	52,800	2,202,816
XTO Energy, Inc.	21,300	897,369
		71,321,017
Pharmaceuticals—7.6%
Abbott Laboratories	79,700	3,870,232
Alcon, Inc. (Switzerland) †	5,500	629,750
Amgen, Inc. *	89,100	6,373,323
AstraZeneca Group PLC ADR (United Kingdom)	164,500	10,281,250
Bristol-Myers Squibb Company	65,100	1,622,292
Cardinal Health, Inc.	17,700	1,163,598
Eli Lilly & Company	32,000	1,824,000
Endo Pharmaceuticals Holdings, Inc. *	22,200	722,610
Forest Laboratories, Inc. *	178,700	9,044,007
Genentech, Inc. *	53,100	4,391,370
Genzyme Corporation *	9,500	640,965
Gilead Sciences, Inc. *	69,200	4,754,040
ImClone Systems, Inc. *†	44,200	1,251,744
McKesson Corporation	30,700	1,618,504
Medco Health Solutions, Inc. *	66,700	4,009,337
Millennium Pharmaceuticals, Inc. *	86,200	857,690
Novartis AG (Switzerland)	46,000	2,684,861
Pfizer, Inc.	318,686	9,037,935
Roche Holding AG (Switzerland)	15,876	2,743,949
Sepracor, Inc. *†	67,700	3,279,388
Teva Pharmaceutical Industries Ltd. ADR (Israel)	82,000	2,795,380
Wyeth	190,800	9,700,272
		83,296,497
Real Estate—0.7%
General Growth Properties, Inc. REIT	16,110	767,641
Host Marriott Corporation REIT †	296,345	6,795,191
		7,562,832
Restaurants—0.4%
Cheesecake Factory (The) *†	20,600	560,114
McDonald’s Corporation †	107,700	4,213,224
		4,773,338
Retailers—4.1%
Amazon.Com, Inc. *†	77,100	2,476,452
Bed Bath & Beyond, Inc. *	6,700	256,342
Best Buy Company, Inc. †	22,000	1,178,320
CVS Corporation	469,900	15,093,188
Costco Wholesale Corporation	12,600	625,968
Dollar Tree Stores, Inc. *†	59,300	1,835,928

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
eBay, Inc. *†	120,900	$3,428,724
Federated Department Stores	95,700	4,135,197
Target Corporation	176,300	9,740,575
Wal-Mart Stores, Inc.	113,600	5,602,752
Williams-Sonoma, Inc. †	34,900	1,130,411
		45,503,857
Telecommunications—0.7%
America Movil SA de CV ADR (Mexico)	80,500	3,169,285
Nokia Corporation Sponsored ADR (Finland) †	154,700	3,046,043
Telefonaktiebolaget LM Ericsson ADR (Sweden) †	43,400	1,495,130
		7,710,458
Telephone Systems—3.2%
AT&T, Inc.	345,869	11,261,495
BellSouth Corporation	180,400	7,712,100
Qwest Communications International, Inc. *	170,400	1,485,888
Sprint Nextel Corp.	357,300	6,127,695
TELUS Corporation Non-Voting Shares (Canada) †	47,000	2,630,590
Verizon Communications, Inc.	163,000	6,052,190
		35,269,958
Textiles, Clothing & Fabrics—0.2%
Hanesbrands, Inc. *	76,037	1,711,593
Transportation—0.9%
Carnival Corporation	12,700	597,281
Union Pacific Corporation	12,000	1,056,000
United Parcel Service, Inc. Class B	110,300	7,934,982
		9,588,263
TOTAL COMMON STOCKS
(Cost $887,438,924)		1,073,689,483

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.2%
Financial Services—0.2%
Atlantic Asset Securitization Corp., 144A
5.260%	10/19/2006	**
(Cost $1,994,448)			$2,000,000	1,994,448

CASH EQUIVALENTS—7.9%
Bank & Certificate Deposits/ Offshore Time Deposits—7.6%
Abbey National PLC
5.270%	10/03/2006	††	1,777,833	1,777,833
Abbey National PLC
5.270%	10/04/2006	††	1,777,833	1,777,833
Bank Of Montreal
5.280%	10/16/2006	††	1,422,266	1,422,266
Bank Of Nova Scotia
5.280%	10/11/2006	††	1,777,833	1,777,833
Barclays
5.310%	10/20/2006	††	1,777,833	1,777,833
Barclays
5.305%	11/21/2006	††	1,777,833	1,777,833
Barton Capital LLC
5.267%	10/06/2006	††	$1,777,833	$1,777,833
BNP Paribas
5.260%	10/05/2006	††	1,777,833	1,777,833
Branch Banker &Trust
5.270%	10/10/2006	††	1,777,833	1,777,833
CAFCO Funding LLC
5.289%	11/17/2006	††	711,133	711,133
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	3,555,665	3,555,665
Charta LLC
5.314%	11/01/2006	††	711,133	711,133
CIESCO Domestic
5.290%	11/16/2006	††	711,133	711,133
Clipper Receivables Corp
5.283%	10/19/2006	††	1,066,701	1,066,701
Commonwealth Bank of Australia
5.275%	10/23/2006	††	1,372,487	1,372,487
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	1,777,833	1,777,833
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	1,422,266	1,422,266
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	1,777,833	1,777,833
Fairway Finance
5.292%	10/24/2006	††	1,422,266	1,422,266
Fairway Finance
5.274%	10/03/2006	††	711,133	711,133
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	711,133	711,133
Fortis Bank
5.300%	11/20/2006	††	711,133	711,133
Fortis Bank
5.280%	10/19/2006	††	2,133,399	2,133,399
General Electric Capital Corporation
5.285%	11/03/2006	††	1,422,266	1,422,266
Harris NA
5.280%	11/22/2006	††	1,777,833	1,777,833
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	1,422,266	1,422,266
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	711,133	711,133
Liberty Street
5.282%	10/13/2006	††	711,133	711,133
Lloyds TSB Bank
5.270%	10/02/2006	††	2,133,399	2,133,399
Merrill Lynch & Co
5.365%	10/02/2006	††	2,910,002	2,910,002
Morgan Stanley & Co
5.365%	10/02/2006	††	9,955,864	9,955,864
National Australia Bank
5.360%	10/02/2006	††	2,844,532	2,844,532
Paradigm Funding LLC
5.287%	10/10/2006	††	711,133	711,133
Park Avenue Receivables Corp
5.283%	10/26/2006	††	711,133	711,133
Park Avenue Receivables Corp
5.281%	10/03/2006	††	711,133	711,133
Royal Bank of Canada
5.300%	10/27/2006	††	1,777,833	1,777,833
Royal Bank of Canada
5.300%	11/17/2006	††	711,133	711,133
Royal Bank of Scotland
5.300%	10/27/2006	††	1,777,833	1,777,833
Sheffiled Receivables Corp
5.285%	10/18/2006	††	711,133	711,133
Societe Generale
5.300%	10/23/2006	††	2,560,079	2,560,079

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

			Face	Value

CASH EQUIVALENTS—(Continued)
Societe Generale
5.280%	11/01/2006	††	$2,844,532	$2,844,532
Svenska Handlesbanken
5.350%	10/02/2006	††	2,873,462	2,873,462
Three Pillars Funding LLC
5.284%	10/02/2006	††	711,132	711,132
Toronto Dominion Bank
5.265%	10/12/2006	††	1,777,833	1,777,832
UBS AG
5.305%	10/02/2006	††	1,777,833	1,777,833
UBS AG
5.300%	10/27/2006	††	1,777,833	1,777,833
Variable Funding Capital Co
5.265%	10/02/2006	††	1,056,846	1,056,846
Wells Fargo
5.270%	10/17/2006	††	1,777,833	1,777,833
Yorktown Capital LLC
5.287%	10/18/2006	††	711,132	711,132
				83,308,451
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	1,777,833	1,777,833
Bank of America
5.270%	11/10/2006	††	1,422,266	1,422,266
				3,200,099
TOTAL CASH EQUIVALENTS
(Cost $86,508,550)				86,508,550

REPURCHASE AGREEMENTS—2.2%
IBT Repurchase Agreement dated 9/29/2006 due 10/02/2006, with a maturity value of $24,491,127 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 6.33% to 9.50%, maturity dates ranging from 07/25/2021 to 02/25/2033 and an aggregate market value of $25,705,722.			24,481,641	24,481,641
TOTAL INVESTMENTS—108.0%
(Cost $1,000,423,562)				1,186,674,122
Other assets less liabilities—(8.0%)				(87,790,534)
NET ASSETS—100.0%				$1,098,883,588

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.18% of Total Investments.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—98.0%
Aerospace & Defense—0.4%
Boeing Company (The)	86,528	$6,822,733
Northrop Grumman Corporation	53,500	3,641,745
Textron, Inc.	8,300	726,250
		11,190,728
Apparel Retailers—0.8%
American Eagle Outfitters, Inc.	17,600	771,408
Kohl’s Corporation *	312,700	20,300,484
Payless Shoesource, Inc. *†	23,000	572,700
		21,644,592
Automotive—1.1%
Autoliv, Inc.	37,327	2,057,091
Autonation, Inc. *	109,148	2,281,193
Harley-Davidson, Inc. †	375,700	23,575,175
United Auto Group, Inc.	22,806	533,660
		28,447,119
Banking—3.8%
American Express Company	150,200	8,423,216
AmeriCredit Corporation *†	120,000	2,998,800
Bank of America Corporation	31,000	1,660,670
Citigroup, Inc.	643,300	31,952,711
Golden West Financial Corporation	37,500	2,896,875
Hudson City Bancorp, Inc.	117,291	1,554,106
JP Morgan Chase & Company	10,400	488,384
Wells Fargo & Company	1,496,800	54,154,224
		104,128,986
Beverages, Food & Tobacco—4.2%
Altria Group, Inc.	29,946	2,292,366
Anheuser-Busch Companies, Inc.	689,500	32,758,145
Archer-Daniels-Midland Company	92,000	3,484,960
Coca-Cola Company (The)	737,100	32,933,628
Pepsico, Inc.	628,300	41,002,858
UST, Inc.	40,478	2,219,409
		114,691,366
Building Materials—1.2%
Home Depot, Inc.	378,605	13,732,003
Lowe’s Companies, Inc.	622,500	17,467,350
Tech Data Corporation *	12,100	442,013
		31,641,366
Chemicals—0.7%
Ecolab, Inc. †	110,000	4,710,200
Monsanto Company	104,370	4,906,434
Praxair, Inc.	172,500	10,205,100
		19,821,734
Commercial Services—3.5%
Accenture Ltd. Class A (Bermuda)	471,400	14,948,094
Apollo Group, Inc. Class A *	153,100	7,538,644
Celgene Corporation *†	546,700	23,672,110
Cintas Corporation †	369,100	15,070,353
Gen-Probe, Inc. *	39,674	1,860,314
Manpower, Inc.	57,949	3,550,535
MoneyGram International, Inc.	19,700	572,482
Paychex, Inc.	599,150	22,078,678
Republic Services, Inc.	58,000	2,332,180
Waste Management, Inc.	79,392	2,912,099
		94,535,489
Communications—2.4%
Corning, Inc. *	676,900	$16,523,129
Marvell Technology Group Ltd. (Bermuda) *	470,700	9,117,459
Motorola, Inc.	122,700	3,067,500
Qualcomm, Inc.	751,400	27,313,390
XM Satellite Radio Holdings, Inc. Class A *†	691,300	8,910,857
		64,932,335
Computer Software & Processing—12.7%
Autodesk, Inc. *	265,600	9,237,568
Automatic Data Processing, Inc.	1,027,800	48,656,052
Cadence Design Systems, Inc. *	122,100	2,070,816
Computer Sciences Corporation *	66,685	3,275,567
Electronic Arts, Inc. *	528,200	29,410,176
First Data Corporation	504,800	21,201,600
Google, Inc. Class A *	145,550	58,496,545
Intuit, Inc. *	108,400	3,478,556
Microsoft Corporation	3,721,710	101,714,334
Nvidia Corporation *	354,900	10,501,491
Oracle Corporation *	19,800	351,252
Red Hat, Inc. *†	126,289	2,662,172
Symantec Corporation *†	423,000	9,001,440
Synopsys, Inc. *	69,438	1,369,317
Yahoo!, Inc. *†	1,691,300	42,756,064
		344,182,950
Computers—0.0%
Sun Microsystems, Inc. *	72,600	360,822
Computers & Information—5.6%
Cisco Systems, Inc. *	2,493,200	57,343,600
Dell, Inc. *	1,314,300	30,018,612
EMC Corporation *	656,900	7,869,662
Hewlett-Packard Company	186,100	6,828,009
International Business Machines Corporation	542,300	44,436,062
Lexmark International, Inc. *	22,000	1,268,520
Western Digital Corporation *	217,900	3,943,990
		151,708,455
Cosmetics & Personal Care—0.9%
Colgate-Palmolive Company	35,392	2,197,843
Estee Lauder Companies, Inc. (The) Class A †	9,667	389,870
Procter & Gamble Company	352,100	21,823,158
		24,410,871
Diversified—3.8%
General Electric Company	2,698,505	95,257,227
ITT Industries, Inc.	135,500	6,947,085
		102,204,312
Electric Utilities—0.3%
PG&E Corporation	42,600	1,774,290
TXU Corporation	83,127	5,197,100
		6,971,390
Electrical Equipment—0.3%
Emerson Electric Company	36,000	3,018,960
Energizer Holdings, Inc. *	53,854	3,876,949
		6,895,909
Electronics—4.4%
Advanced Micro Devices, Inc. *	25,700	638,645
Arrow Electronics, Inc. *	63,500	1,741,805

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Atmel Corporation *	159,900	$965,796
Freescale Semiconductor, Inc. Class B *	103,100	3,918,831
Infineon Technologies AG ADR (Germany) *†	374,000	4,424,420
Intel Corporation	2,218,900	45,642,773
LSI Logic Corporation *†	40,000	328,800
Linear Technology Corporation †	428,900	13,347,368
Maxim Integrated Products, Inc. †	242,400	6,804,168
Micron Technology, Inc. *	219,300	3,815,820
Raytheon Company	9,300	446,493
Tektronix, Inc.	20,300	587,279
Texas Instruments, Inc.	796,900	26,496,925
Vishay Intertechnology, Inc. *	21,454	301,214
Wesco International, Inc. *	6,998	406,094
Xilinx, Inc. †	438,600	9,627,270
		119,493,701
Entertainment & Leisure—1.3%
Time Warner, Inc.	216,600	3,948,618
Walt Disney Company	986,800	30,501,988
		34,450,606
Financial Services—9.5%
Berkshire Hathaway, Inc., Class B *†	1,975	6,268,650
Charles Schwab Corporation (The)	2,152,450	38,528,855
Countrywide Financial Corporation	880,300	30,845,712
E*Trade Financial Corporation *	57,500	1,375,400
Franklin Resources, Inc.	286,400	30,286,800
Goldman Sachs Group, Inc.	724,500	122,563,665
Legg Mason, Inc.	224,000	22,592,640
Merrill Lynch & Company, Inc.	54,559	4,267,605
New Century Financial Corporation REIT †	8,200	322,342
SEI Investments Company	11,509	646,691
T. Rowe Price Group, Inc.	13,970	668,465
		258,366,825
Food Retailers—0.3%
Kroger Company	17,200	398,008
Safeway, Inc.	64,100	1,945,435
Starbucks Corporation *	140,400	4,780,620
		7,124,063
Health Care Providers—1.2%
Caremark Rx, Inc.	76,656	4,344,096
Express Scripts, Inc. *	48,500	3,661,265
UnitedHealth Group, Inc.	473,600	23,301,120
		31,306,481
Heavy Machinery—0.8%
Caterpillar, Inc.	208,500	13,719,300
National-Oilwell Varco, Inc. *	114,000	6,674,700
Terex Corporation *	19,500	881,790
United Technologies Corporation	11,600	734,860
		22,010,650
Household Products—0.4%
Newell Rubbermaid, Inc.	345,100	9,773,232
RPM, Inc.	18,300	347,517
		10,120,749
Industrial—Diversified—0.0%
Tyco International Ltd.	13,200	$369,468

Insurance—5.5%
Aetna, Inc.	668,800	26,451,040
Allstate Corporation (The)	77,100	4,836,483
AMBAC Financial Group, Inc.	6,500	537,875
American International Group, Inc.	1,535,350	101,732,291
CNA Financial Corporation *	10,500	378,210
Genworth Financial, Inc. Class A	86,100	3,014,361
Humana, Inc. *	61,000	4,031,490
Loews Corporation	92,800	3,517,120
MBIA, Inc. †	57,075	3,506,688
WR Berkley Corporation	16,800	594,552
		148,600,110
Lodging—0.7%
Choice Hotels International, Inc.	53,300	2,179,970
Hilton Hotels Corporation	492,900	13,727,265
Marriott International, Inc. Class A	94,700	3,659,208
		19,566,443
Media—Broadcasting & Publishing—3.2%
CBS Corp. Class B	122,563	3,452,600
Clear Channel Communications, Inc.	100,066	2,886,904
Comcast Corporation Class A *	381,987	14,076,221
Gannett Company, Inc.	534,900	30,398,367
IAC/InterActiveCorp *†	1,108,400	31,877,584
Liberty Media Corp. Capital—Class A *	5,000	417,850
McGraw-Hill Companies, Inc. (The)	78,170	4,536,205
		87,645,731
Medical Supplies—4.5%
Applera Corporation—Applied Biosystems Group	24,400	807,884
Becton, Dickinson & Company	22,900	1,618,343
Boston Scientific Corporation *	788,700	11,664,873
Fisher Scientific International *	197,100	15,421,104
Johnson & Johnson	768,200	49,886,908
Medtronic, Inc. †	859,700	39,924,468
Waters Corporation *	40,055	1,813,690
		121,137,270
Metals—0.5%
Newmont Mining Corporation	12,600	538,650
Nucor Corporation	30,100	1,489,649
Phelps Dodge Corporation	120,000	10,164,000
		12,192,299
Oil & Gas—1.6%
Ashland, Inc. †	8,200	522,996
BJ Services Company	9,600	289,248
ConocoPhillips	150,800	8,977,124
Devon Energy Corporation	37,900	2,393,385
EOG Resources, Inc.	28,483	1,852,819
Exxon Mobil Corporation	5,800	389,180
Marathon Oil Corporation	81,400	6,259,660
Occidental Petroleum Corporation	130,300	6,268,733
Schlumberger Ltd.	33,500	2,078,005
Suncor Energy, Inc. (Canada)	117,000	8,429,850
Sunoco, Inc.	47,500	2,954,025
Tidewater, Inc.	9,485	419,142
XTO Energy, Inc.	55,900	2,355,067
		43,189,234

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Pharmaceuticals—7.2%
AmerisourceBergen Corporation	79,208	$3,580,202
Amgen, Inc. *	449,500	32,152,735
Biogen Idec, Inc. *†	261,800	11,697,224
Elan Corporation PLC ADR (Ireland) *†	816,600	12,559,308
Endo Pharmaceuticals Holdings, Inc. *	38,900	1,266,195
Forest Laboratories, Inc. *	15,700	794,577
Genentech, Inc. *	388,900	32,162,030
Genzyme Corporation *	308,000	20,780,760
Gilead Sciences, Inc. *	114,000	7,831,800
Hospira, Inc. *	55,037	2,106,266
King Pharmaceuticals, Inc. *	39,700	676,091
McKesson Corporation	77,100	4,064,712
Merck & Company, Inc.	98,600	4,131,340
Novartis AG, ADR (Switzerland)	161,800	9,455,592
Omnicare, Inc. †	265,000	11,418,850
Pfizer, Inc.	125,000	3,545,000
Schering-Plough Corporation	440,200	9,724,018
Shire Pharmaceuticals Group PLC (United Kingdom)	206,400	10,194,096
Wyeth	325,700	16,558,588
		194,699,384
Real Estate—0.1%
Equity Office Properties Trust REIT	7,363	292,753
Jones Lang Lasalle, Inc.	21,082	1,802,089
SL Green Realty Corporation REIT †	15,673	1,750,674
		3,845,516
Restaurants—0.1%
Darden Restaurants, Inc.	65,800	2,794,526
Retailers—9.1%
Amazon.Com, Inc. *†	1,232,500	39,587,900
Best Buy Company, Inc. †	173,400	9,287,304
Big Lots, Inc. *	21,034	416,684
CVS Corporation	89,400	2,871,528
Circuit City Stores, Inc. †	144,000	3,615,840
Costco Wholesale Corporation	83,800	4,163,184
Dillard’s, Inc. Class A †	68,600	2,245,278
eBay, Inc. *	2,385,500	67,652,780
Fastenal Company †	370,100	14,274,757
Office Depot, Inc. *	103,473	4,107,878
Target Corporation	454,300	25,100,075
Walgreen Company	104,700	4,647,633
Wal-Mart Stores, Inc.	1,273,800	62,823,816
Williams-Sonoma, Inc. †	166,300	5,386,457
		246,181,114
Telecommunications—2.2%
Nokia Corporation Sponsored ADR (Finland) †	3,062,700	60,304,563
Telephone Systems—0.8%
AT&T, Inc.	13,000	423,280
Embarq Corp.	27,314	1,321,178
Global Payments, Inc.	52,700	2,319,327
Sprint Nextel Corp.	637,700	10,936,555
Verizon Communications, Inc.	192,300	7,140,099
		22,140,439
Textiles, Clothing & Fabrics—0.5%
Nike, Inc. Class B	168,900	14,799,018
Transportation—2.4%
Burlington Northern Santa Fe Corporation	20,600	$1,512,864
CSX Corporation	125,100	4,107,033
Canadian Pacific Railway Ltd. (Canada) †	180,700	8,988,018
Expedia, Inc. *	817,200	12,813,696
FedEx Corporation	116,700	12,682,956
Norfolk Southern Corporation	298,600	13,153,330
Overseas Shipholding Group	21,300	1,315,701
Union Pacific Corporation	31,975	2,813,800
United Parcel Service, Inc. Class B	123,500	8,884,590
		66,271,988
TOTAL COMMON STOCKS
(Cost $2,446,400,690)		2,654,378,602

WARRANTS—0.0%
Financial Services—0.0%
Raytheon Co. Warrants, Expires 6/16/2011
(Cost $—)	556	7,934

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.0%
Bank & Certificate Deposits/Offshore Time Deposits—6.7%
Abbey National PLC
5.270%	10/03/2006	††	$3,889,046	3,889,046
Abbey National PLC
5.270%	10/04/2006	††	3,889,046	3,889,046
Bank Of Montreal
5.280%	10/16/2006	††	3,111,237	3,111,237
Bank Of Nova Scotia
5.280%	10/11/2006	††	3,889,046	3,889,046
Barclays
5.310%	10/20/2006	††	3,889,046	3,889,046
Barclays
5.305%	11/21/2006	††	3,889,046	3,889,046
Barton Capital LLC
5.267%	10/06/2006	††	3,889,046	3,889,046
BNP Paribas
5.260%	10/05/2006	††	3,889,046	3,889,046
Branch Banker &Trust
5.270%	10/10/2006	††	3,889,046	3,889,046
CAFCO Funding LLC
5.289%	11/17/2006	††	1,555,618	1,555,618
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	7,778,094	7,778,094
Charta LLC
5.314%	11/01/2006	††	1,555,619	1,555,619
CIESCO Domestic
5.290%	11/16/2006	††	1,555,619	1,555,619
Clipper Receivables Corp
5.283%	10/19/2006	††	2,333,428	2,333,428
Commonwealth Bank of Australia
5.275%	10/23/2006	††	3,002,344	3,002,344
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	3,889,047	3,889,047
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	3,111,237	3,111,237
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	3,889,046	3,889,046
Fairway Finance
5.292%	10/24/2006	††	3,111,237	3,111,237

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
Growth Fund

Coupon Rate	Maturity Date		Face	Value
Fairway Finance
5.274%	10/03/2006	††	$1,555,618	$1,555,618
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	1,555,618	1,555,618
Fortis Bank
5.300%	11/20/2006	††	1,555,618	1,555,618
Fortis Bank
5.280%	10/19/2006	††	4,666,855	4,666,855
General Electric Capital Corporation
5.285%	11/03/2006	††	3,111,237	3,111,237
Harris NA
5.280%	11/22/2006	††	3,889,046	3,889,046
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	3,111,237	3,111,237
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	1,555,618	1,555,618
Liberty Street
5.282%	10/13/2006	††	1,555,618	1,555,618
Lloyds TSB Bank
5.270%	10/02/2006	††	4,666,855	4,666,855
Merrill Lynch & Co
5.365%	10/02/2006	††	6,365,688	6,365,688
Morgan Stanley & Co
5.365%	10/02/2006	††	21,778,658	21,778,658
National Australia Bank
5.360%	10/02/2006	††	6,222,474	6,222,474
Paradigm Funding LLC
5.287%	10/10/2006	††	1,555,618	1,555,618
Park Avenue Receivables Corp
5.283%	10/26/2006	††	1,555,619	1,555,619
Park Avenue Receivables Corp
5.281%	10/03/2006	††	1,555,619	1,555,619
Royal Bank of Canada
5.300%	10/27/2006	††	3,889,046	3,889,046
Royal Bank of Canada
5.300%	11/17/2006	††	1,555,618	1,555,618
Royal Bank of Scotland
5.300%	10/27/2006	††	3,889,046	3,889,046
Sheffiled Receivables Corp
5.285%	10/18/2006	††	1,555,618	1,555,618
Societe Generale
5.300%	10/23/2006	††	5,600,227	5,600,226
Societe Generale
5.280%	11/01/2006	††	6,222,474	6,222,474
Svenska Handlesbanken
5.350%	10/02/2006	††	6,285,758	6,285,757
Three Pillars Funding LLC
5.284%	10/02/2006	††	1,555,618	1,555,618
Toronto Dominion Bank
5.265%	10/12/2006	††	3,889,046	3,889,046
UBS AG
5.305%	10/02/2006	††	3,889,047	3,889,047
UBS AG
5.300%	10/27/2006	††	3,889,046	3,889,046
Variable Funding Capital Co
5.265%	10/02/2006	††	2,311,874	2,311,874
Wells Fargo
5.270%	10/17/2006	††	3,889,046	3,889,046
Yorktown Capital LLC
5.287%	10/18/2006	††	1,555,618	1,555,618
				182,238,970
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	$3,889,046	$3,889,046
Bank of America
5.270%	11/10/2006	††	3,111,237	3,111,237
				7,000,283
TOTAL CASH EQUIVALENTS
(Cost $189,239,253)				189,239,253

REPURCHASE AGREEMENTS—2.4%
IBT Repurchase Agreement dated 09/29/2006 due 10/02/2006, with a maturity value of $65,319,002 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 5.88% to 9.00%, maturity dates ranging from 01/25/2015 to 08/01/2035 and an aggregate market value of $68,558,386.			65,293,700	65,293,700
TOTAL INVESTMENTS—107.4%
(Cost $2,700,933,643)				2,908,919,489
Other assets less liabilities—(7.4%)				(200,951,877)
NET ASSETS—100.0%				$2,707,967,612

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—97.8%
Advertising—1.1%
24/7 Real Media, Inc.	*	229,500	$1,959,930
Aquantive, Inc.	*†	145,500	3,436,710
Lamar Advertising Company	*	104,300	5,570,663
Marchex, Inc. Class B	*†	134,900	2,069,366
Monster Worldwide, Inc.	*	36,400	1,317,316
			14,353,985
Aerospace & Defense—0.3%
Empresa Brasileira de Aeronautica SA, Sponsored ADR (Brazil)	†	93,300	3,663,891
Apparel Retailers—1.3%
AnnTaylor Stores Corporation	*†	117,600	4,922,735
Christopher & Banks Corporation		261,900	7,720,812
Urban Outfitters, Inc.	*†	271,730	4,806,904
			17,450,451
Automotive—3.0%
Autoliv, Inc.		135,400	7,461,894
General Motors Corporation	†	638,000	21,219,880
Oshkosh Truck Corporation		210,800	10,639,076
			39,320,850
Banking—1.2%
Investors Financial Services Corporation		279,000	12,019,320
SVB Financial Group	*†	22,600	1,008,864
Texas Capital Bancshares, Inc.	*	105,900	1,982,448
			15,010,632
Beverages, Food & Tobacco—0.2%
Constellation Brands, Inc. Class A	*†	84,000	2,417,520
Bio-Technology—0.2%
deCODE genetics, Inc.	*†	419,300	2,306,150
Building Materials—1.9%
Cemex SA de CV Sponsored ADR (Mexico)	*†	420,370	12,644,730
Interline Brands, Inc.	*	276,500	6,824,020
Vulcan Materials Company		64,000	5,008,000
			24,476,750
Chemicals—0.7%
Agrium, Inc. (Canada)	†	49,200	1,327,908
Potash Corporation of Saskatchewan, Inc. (Canada)	†	26,700	2,781,873
UAP Holding Corporation	†	229,200	4,898,004
			9,007,785
Commercial Services—9.4%
Accenture Ltd. Class A (Bermuda)		231,500	7,340,865
Advisory Board Company (The)	*†	127,200	6,426,144
Affymetrix, Inc.	*†	271,300	5,849,228
American Reprographics Co.	*	126,500	4,055,590
Apollo Group, Inc. Class A	*†	259,800	12,792,552
Corporate Executive Board Company		38,800	3,488,508
CV Therapeutics, Inc.	*†	163,700	1,823,618
Cytyc Corporation	*	172,500	4,222,800
Digitas, Inc.	*	267,100	2,569,502
Dun & Bradstreet Company	*	62,200	4,664,378
Exelixis, Inc.	*	89,700	781,287
Heartland Payment Systems, Inc.	†	161,700	$4,204,200
Korn Ferry International	*	377,200	7,898,568
Laureate Education, Inc.	*	157,700	7,547,522
Mobile Mini, Inc.	*	206,100	5,855,301
Moody’s Corporation		52,800	3,452,064
Myriad Genetics, Inc.	*†	55,500	1,368,075
Navigant Consulting, Inc.	*†	260,000	5,215,600
Resources Connection, Inc.	*	218,900	5,864,331
Senomyx, Inc.	*†	328,523	5,049,398
Stericycle, Inc.	*	45,100	3,147,529
Symyx Technologies, Inc.	*	163,600	3,466,684
Waste Connections, Inc.	*	164,000	6,217,240
WebSideStory, Inc.	*†	125,400	1,656,534
Weight Watchers International, Inc.		94,300	4,181,262
Wind River Systems, Inc.	*†	245,000	2,623,950
			121,762,730
Communications—2.1%
American Tower Corporation Class A	*	337,200	12,307,800
Comverse Technology, Inc.	*	165,200	3,541,888
SBA Communications Corporation	*	295,600	7,191,948
XM Satellite Radio Holdings, Inc. Class A	*†	313,300	4,038,437
			27,080,073
Computer Software & Processing—9.7%
Activision, Inc.	*†	964,799	14,568,465
Adobe Systems, Inc.	*	63,500	2,378,075
Alliance Data Systems Corporation	*	155,100	8,559,969
Bottomline Technologies, Inc.	*	145,700	1,422,032
CNET Networks, Inc.	*†	1,617,400	15,494,692
Choicepoint, Inc.	*†	122,800	4,396,240
Citrix Systems, Inc.	*	65,000	2,353,650
DST Systems, Inc.	*†	101,610	6,266,289
Electronics for Imaging	*	102,000	2,333,760
Factset Research Systems, Inc.		197,600	9,597,432
Fidelity National Information Services, Inc.	†	137,300	5,080,100
Global Cash Access, Inc.	*	141,100	2,129,199
IMS Health, Inc.		209,500	5,581,080
Jack Henry & Associates, Inc.		312,500	6,803,125
Juniper Networks, Inc.	*†	440,300	7,608,384
Kronos, Inc.	*	61,500	2,096,535
LivePerson, Inc.	*	323,100	1,735,047
Nvidia Corporation	*	106,800	3,160,212
Open Solutions, Inc.	*†	162,500	4,681,625
RightNow Technologies, Inc.	*†	288,700	4,506,607
Skillsoft PLC ADR (Ireland)	*	405,300	2,589,867
Take-Two Interactive Software, Inc.	*†	396,400	5,652,664
Taleo Corp.—Class A	*†	175,100	1,772,012
Verint Systems, Inc.	*	70,400	2,115,520
Websense, Inc.	*	109,900	2,374,939
			125,257,520
Computers & Information—1.9%
Dell, Inc.	*	849,000	19,391,160
Micros Systems, Inc.	*	44,500	2,176,940
Rackable Systems, Inc.	*	33,100	905,947
Riverbed Technology, Inc.	*	6,900	134,550
Sandisk Corporation	*	50,200	2,687,708
			25,296,305

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
E-Commerce—0.2%
Blue Nile, Inc.	*†	60,900	$2,213,715

Electrical Equipment—0.3%
Ametek, Inc.		83,000	3,614,650

Electronics—3.0%
Analog Devices, Inc.		107,000	3,144,730
Broadcom Corporation Class A	*	74,500	2,260,330
Cymer, Inc.	*†	59,499	2,612,601
DRS Technologies, Inc.	†	90,600	3,956,502
Integrated Device Technology, Inc.	*	306,300	4,919,178
Intersil Corporation Class A		89,300	2,192,315
Microchip Technology, Inc.		119,800	3,883,916
National Semiconductor Corporation	†	260,900	6,138,977
PMC-Sierra, Inc.	*†	517,300	3,072,762
Semtech Corporation	*	272,300	3,474,548
Silicon Laboratories, Inc.	*†	113,400	3,517,668
			39,173,527
Entertainment & Leisure—2.8%
Discovery Holding Company Class A	*	192,710	2,786,587
International Speedway Corporation Class A		89,800	4,475,632
Walt Disney Company		767,000	23,707,970
WMS Industries, Inc.	*†	180,100	5,260,721
			36,230,910
Financial Services—3.7%
Bear Stearns Companies, Inc. (The)		66,400	9,302,640
CapitalSource, Inc.	†	604,900	15,618,518
Countrywide Financial Corporation		170,386	5,970,325
Legg Mason, Inc.		35,500	3,580,530
Nasdaq Stock Market Inc.	*	75,600	2,286,144
Nuveen Investments, Inc. Class A		91,500	4,687,545
SEI Investments Company		111,600	6,270,804
			47,716,506
Food Retailers—0.8%
Panera Bread Company Class A	*†	100,200	5,836,650
Pantry, Inc. (The)	*†	83,200	4,689,984
			10,526,634
Forest Products & Paper—0.7%
Martin Marietta Materials, Inc.		100,700	8,521,234
Health Care Providers—5.3%
Coventry Health Care, Inc.	*	293,050	15,097,936
DaVita, Inc.	*	526,700	30,480,129
Edwards Lifesciences Corporation	*	96,100	4,477,299
Laboratory Corporation of America Holdings	*†	75,800	4,970,206
LCA-Vision, Inc.	†	127,200	5,254,632
Lincare Holdings, Inc.	*	131,800	4,565,552
Symbion, Inc.	*†	112,500	2,065,500
VCA Antech, Inc.	*	66,400	2,394,384
			69,305,638
Heavy Machinery—2.5%
Actuant Corporation Class A	*†	252,400	$12,645,240
Entegris, Inc.	*	453,300	4,945,503
FMC Technologies, Inc.	*	164,000	8,806,800
Grant Prideco, Inc.	*	97,900	3,723,137
Hydril	*	51,100	2,864,666
			32,985,346
Home Construction, Furnishings & Appliances—1.3%
Meritage Corporation	*†	217,400	9,046,014
Ryland Group, Inc.	†	59,300	2,562,353
Standard-Pacific Corporation		42,300	994,050
Toll Brothers, Inc.	*†	172,500	4,843,800
			17,446,217
Industrial—Diversified—1.2%
Roper Industries, Inc.		313,400	14,021,516
Shuffle Master, Inc.	*†	34,500	931,845
			14,953,361
Insurance—8.8%
AMBAC Financial Group, Inc.		150,350	12,441,462
AON Corporation		540,600	18,310,122
Centene Corporation	*	124,000	2,038,560
Endurance Specialty Holdings, Ltd. (Bermuda)		118,400	4,174,784
Fairfax Financial Holdings Ltd. (Canada)	†	118,880	15,467,477
Infinity Property & Casualty Corporation		50,600	2,081,178
Markel Corporation	*†	10,400	4,270,864
Millea Holdings, Inc. 144A (Japan)	‡**	307,500	11,245,242
Montpelier Re Holdings, Ltd. (Bermuda)	†	424,300	8,227,177
Nipponkoa Insurance Company Ltd. (Japan)		2,110,000	16,851,006
Security Capital Assurance Ltd. (Bermuda)	*	141,200	3,381,740
WellPoint, Inc.	*	105,900	8,159,595
XL Capital Ltd. Class A (Bermuda)	†	101,700	6,986,790
			113,635,997
Lodging—0.3%
Station Casinos, Inc.		76,100	4,400,863

Media—Broadcasting & Publishing—5.9%
Central European Media Enterprises Ltd.	*†	51,700	3,466,485
Comcast Corporation Special Class A	*	622,000	22,895,820
DIRECTV Group, Inc. (The)	*	1,251,000	24,619,680
Liberty Media Corp. Interactive—Class A	*	602,275	12,274,364
Liberty Media Corp. Capital—Class A	*	120,455	10,066,424
Meredith Corporation		58,700	2,895,671
			76,218,444
Medical Equipment & Supplies—0.6%
Advanced Medical Optics, Inc.	*†	194,400	7,688,520

Medical Supplies—1.8%
Boston Scientific Corporation	*	431,000	6,374,490
FEI Company	*†	230,700	4,870,077

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fisher Scientific International	*	85,600	$6,697,344
Respironics, Inc.	*	139,900	5,401,539
			23,343,450
Metals—0.9%
United States Steel Corporation	†	211,800	12,216,624

Miscellaneous—0.7%
Pool Corp.	†	233,900	9,005,150

Oil & Gas—2.1%
Bill Barrett Corporation	*†	96,400	2,367,584
BJ Services Company	†	133,300	4,016,329
Denbury Resources, Inc.	*	136,700	3,950,630
Encore Acquisition Company	*	138,999	3,383,236
GlobalSantaFe Corporation		80,700	4,034,193
Range Resources Corporation		167,900	4,237,796
Todco Class A	*	55,500	1,920,300
W-H Energy Services, Inc.	*	72,800	3,019,016
			26,929,084
Pharmaceuticals—6.0%
Alexion Pharmaceuticals, Inc.	*†	47,700	1,620,846
Alkermes, Inc.	*†	147,500	2,337,875
Amylin Pharmaceuticals, Inc.	*†	116,800	5,147,376
Atherogenics, Inc.	*†	108,900	1,434,213
Bare Escentuals, Inc.	*	8,600	233,490
Cell Genesys, Inc.	*†	286,700	1,310,219
Cephalon, Inc.	*†	58,100	3,587,675
Cubist Pharmaceuticals, Inc.	*†	100,400	2,182,696
Far East Pharmaceutical Tech (Hong Kong)	‡**d	6,152,600	—
Henry Schein, Inc.	*†	186,200	9,336,068
Immucor, Inc.	*	194,900	4,367,709
Medicines Company	*	107,800	2,431,968
Medicis Pharmaceutical Corporation Class A	†	440,900	14,263,115
Myogen, Inc.	*†	110,900	3,890,372
Neurocrine Biosciences, Inc.	*†	79,400	853,550
New River Pharmaceuticals, Inc.	*†	58,900	1,515,497
Sepracor, Inc.	*†	92,700	4,490,388
Shire Pharmaceuticals Group PLC (United Kingdom)		277,500	13,705,725
Valeant Pharmaceuticals International	†	235,200	4,652,256
			77,361,038
Real Estate—0.5%
CB Richard Ellis Group, Inc. Class A	*	157,400	3,872,040
St. Joe Company (The)		42,400	2,326,488
			6,198,528
Restaurants—0.4%
PF Chang’s China Bistro, Inc.	*†	151,300	5,251,623

Retailers—5.8%
AC Moore Arts & Crafts, Inc.	*†	174,000	3,311,220
Advance Auto Parts, Inc.		98,200	3,234,708
Amazon.Com, Inc.	*†	508,300	16,326,596
Autozone, Inc.	*†	93,000	9,606,900
Bed Bath & Beyond, Inc.	*	91,400	$3,496,964
Fastenal Company		62,000	2,391,340
MarineMax, Inc.	*†	100,200	2,550,090
Marvel Entertainment, Inc.	*†	129,100	3,116,474
O’Reilly Automotive, Inc.	*	347,000	11,523,870
Petco Animal Supplies, Inc.	*†	122,000	3,494,080
School Specialty, Inc.	*†	184,400	6,507,476
Sears Holdings Corporation	*	43,600	6,892,724
Tiffany & Company		73,200	2,430,240
			74,882,682
Telecommunications—2.3%
Amdocs Ltd.	*	355,800	14,089,680
KDDI Corporation (Japan)		1,483	9,261,496
NTL, Inc.		279,600	7,110,228
			30,461,404
Telephone Systems—5.7%
Adtran, Inc.		120,100	2,863,184
Level 3 Communications, Inc.	*†	2,789,700	14,924,895
NTT DoCoMo, Inc. (Japan)		1,765	2,720,292
NeuStar, Inc. Class A	*†	204,600	5,677,650
NII Holdings, Inc. Class B	*	394,045	24,493,837
Sprint Nextel Corp.	†	1,329,300	22,797,495
			73,477,353
Textiles, Clothing & Fabrics—0.2%
Mohawk Industries, Inc.	*†	37,100	2,762,095

Transportation—1.0%
Expedia, Inc.	*	592,000	9,282,560
UTI Worldwide, Inc. (Luxembourg)		130,400	3,647,288
			12,929,848
TOTAL COMMON STOCKS
(Cost $1,106,663,734)			1,266,855,083

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.3%
Financial Services—0.3%
Atlantic Asset Securities Corp., 144A
5.280%	10/20/2006	**	$1,750,000	1,744,867
Falcon Asset Securitization Corp., 144A
5.260%	10/25/2006	**	2,500,000	2,490,868
TOTAL COMMERCIAL PAPER
(Cost $4,235,735)				4,235,735

CASH EQUIVALENTS—26.3%
Bank & Certificate Deposits/ Offshore Time Deposits—25.3%
Abbey National PLC
5.270%	10/03/2006	††	7,004,003	7,004,003
Abbey National PLC
5.270%	10/04/2006	††	7,004,003	7,004,003
Bank Of Montreal
5.280%	10/16/2006	††	5,603,203	5,603,203
Bank Of Nova Scotia
5.280%	10/11/2006	††	7,004,003	7,004,003
Barclays
5.310%	10/20/2006	††	7,004,003	7,004,003

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Barclays
5.305%	11/21/2006	††	$7,004,003	$7,004,003
Barton Capital LLC
5.267%	10/06/2006	††	7,004,003	7,004,003
BNP Paribas
5.260%	10/05/2006	††	7,004,003	7,004,003
Branch Banker &Trust
5.270%	10/10/2006	††	7,004,002	7,004,002
CAFCO Funding LLC
5.289%	11/17/2006	††	2,801,601	2,801,601
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	14,008,005	14,008,005
Charta LLC
5.314%	11/01/2006	††	2,801,601	2,801,601
CIESCO Domestic
5.290%	11/16/2006	††	2,801,601	2,801,601
Clipper Receivables Corp
5.283%	10/19/2006	††	4,202,401	4,202,401
Commonwealth Bank of Australia
5.275%	10/23/2006	††	5,407,090	5,407,090
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	7,004,002	7,004,002
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	5,603,202	5,603,202
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	7,004,002	7,004,002
Fairway Finance
5.292%	10/24/2006	††	5,603,202	5,603,202
Fairway Finance
5.274%	10/03/2006	††	2,801,601	2,801,601
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	2,801,601	2,801,601
Fortis Bank
5.300%	11/20/2006	††	2,801,601	2,801,601
Fortis Bank
5.280%	10/19/2006	††	8,404,803	8,404,803
General Electric Capital Corporation
5.285%	11/03/2006	††	5,603,202	5,603,202
Harris NA
5.280%	11/22/2006	††	7,004,002	7,004,002
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	5,603,202	5,603,202
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	2,801,601	2,801,601
Liberty Street
5.282%	10/13/2006	††	2,801,601	2,801,601
Lloyds TSB Bank
5.270%	10/02/2006	††	8,404,803	8,404,803
Merrill Lynch & Co
5.365%	10/02/2006	††	11,464,329	11,464,329
Morgan Stanley & Co
5.365%	10/02/2006	††	39,222,414	39,222,414
National Australia Bank
5.360%	10/02/2006	††	11,206,405	11,206,405
Paradigm Funding LLC
5.287%	10/10/2006	††	2,801,601	2,801,601
Park Avenue Receivables Corp
5.283%	10/26/2006	††	2,801,601	2,801,601
Park Avenue Receivables Corp
5.281%	10/03/2006	††	2,801,601	2,801,601
Royal Bank of Canada
5.300%	10/27/2006	††	7,004,002	7,004,002
Royal Bank of Canada
5.300%	11/17/2006	††	2,801,601	2,801,601
Royal Bank of Scotland
5.300%	10/27/2006	††	$7,004,002	$7,004,002
Sheffiled Receivables Corp
5.285%	10/18/2006	††	2,801,601	2,801,601
Societe Generale
5.300%	10/23/2006	††	10,085,765	10,085,765
Societe Generale
5.280%	11/01/2006	††	11,206,405	11,206,405
Svenska Handlesbanken
5.350%	10/02/2006	††	11,320,375	11,320,375
Three Pillars Funding LLC
5.284%	10/02/2006	††	2,801,601	2,801,601
Toronto Dominion Bank
5.265%	10/12/2006	††	7,004,002	7,004,002
UBS AG
5.305%	10/02/2006	††	7,004,002	7,004,002
UBS AG
5.300%	10/27/2006	††	7,004,002	7,004,002
Variable Funding Capital Co
5.265%	10/02/2006	††	4,163,588	4,163,588
Wells Fargo
5.270%	10/17/2006	††	7,004,002	7,004,002
Yorktown Capital LLC
5.287%	10/18/2006	††	2,801,601	2,801,601
				328,204,450
Floating Rate Instruments/Master Notes—1.0%
Bank of America
5.310%	07/10/2007	††	7,004,002	7,004,002
Bank of America
5.270%	11/10/2006	††	5,603,202	5,603,202
				12,607,204
TOTAL CASH EQUIVALENTS
(Cost $340,811,654)				340,811,654

REPURCHASE AGREEMENTS—2.4%
IBT Repurchase Agreement dated 09/30/2006 due 10/02/2006 with a maturity value of $30,841,686 and an effective yield of 4.65% collaterialized by U.S. Government Agency Obligations with rates ranging from 5.70% to 9.50%, maturity dates ranging from 08/25/2014 to 01/01/2034 and an aggregate market value of $32,371,227.			30,829,741	30,829,741
TOTAL INVESTMENTS—126.8%
(Cost $1,482,540,864)				1,642,732,213
Other assets less liabilities—(26.8%)				(347,658,228)
NET ASSETS—100.0%				$1,295,073,985

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.94% of Total Investments.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 09/30/2006.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—94.8%
Australia—2.4%
Amcor Ltd.	92,256	$511,904
AXA Asia Pacific Holdings Ltd.	88,600	429,880
Brambles Industries Ltd.	58,371	555,437
Foster’s Group Ltd.	151,148	726,098
Insurance Australia Group Ltd.	252,015	992,737
Macquarie Bank Ltd.	40,780	2,106,709
Promina Group Ltd.	526,256	2,329,369
Publishing & Broadcasting Ltd.	276,272	3,840,052
QBE Insurance Group Ltd.	93,500	1,708,854
Rinker Group Ltd.	136,177	1,404,315
Rio Tinto Ltd.	10,300	538,097
Telstra Corporation Ltd.	225,481	623,747
Woodside Petroleum Ltd.	213,000	6,239,099
Woolworths Ltd.	63,169	955,222
		22,961,520
Austria—0.6%
Bank Austria Creditanstalt AG	22,200	2,969,473
Erste Bank der Oesterreichischen Sparkassen AG	9,100	566,559
Raiffeisen International Bank Holding AG *	4,800	511,970
Wiener Staedtische Allgemeine Versicherung AG	29,786	1,870,371
		5,918,373
Belgium—1.1%
Fortis	165,846	6,730,376
KBC Bancassurance Holding	25,800	2,717,883
UCB SA †	20,800	1,323,194
Umicore	161	23,815
		10,795,268
Bermuda—0.6%
Guoco Group, Ltd.	119,000	1,519,731
Jardine Matheson Holdings, Ltd.	16,800	307,440
NWS Holdings, Ltd.	404,100	837,091
SeaDrill Ltd. *	162,500	2,153,283
Vtech Holdings, Ltd.	133,000	681,826
		5,499,371
Brazil—0.1%
Vivo Participacoes SA, ADR *†	212,518	663,056

Canada—4.0%
Abitibi-Consolidated, Inc.	71,000	176,164
Akita Drilling, Ltd.—Class A	69,100	1,117,212
Alcan Aluminum Ltd.	76,900	3,068,699
Barrick Gold Corporation	81,900	2,515,968
Cameco Corporation †	71,600	2,612,207
Canadian Imperial Bank of Commerce	9,100	686,739
Canadian Natural Resources, Ltd.	51,800	2,363,572
Canadian Oil Sands Trust	20,100	536,888
COM DEV International, Ltd. *	169,600	940,365
Empire Co., Ltd.—Class A	40,500	1,478,301
EnCana Corporation	45,700	2,129,037
Finning International, Inc.	18,200	609,873
First Quantum Minerals Ltd.	13,900	650,426
Inmet Mining Corporation	30,800	1,165,898
Laperriere & Verreault Group *	32,900	683,403
Manulife Financial Corporation	21,000	677,177
Methanex Corp. †	27,300	662,448
Pason Systems, Inc.	102,800	$1,453,049
Potash Corporation of Saskatchewan, Inc. (foreign shares)	23,300	2,421,413
Rogers Communications, Inc.—Class B	10,400	570,118
Royal Bank of Canada	14,400	638,610
Suncor Energy, Inc.	84,700	6,083,924
Teck CominCo, Ltd.—Class B †	26,600	1,667,861
Telus Corporation †	18,000	1,014,153
Telus Corporation Non-voting Shares	31,500	1,766,302
Toronto-Dominion Bank	9,600	571,150
		38,260,957
Cayman Islands—0.1%
Foxconn International Holdings Ltd. *	173,000	532,050

China—0.1%
China Life Insurance Co., Ltd.—Class H	274,000	535,264

Denmark—0.2%
Codan A/S	6,200	440,319
Novo Nordisk A/S Class B	23,300	1,734,933
		2,175,252
Finland—1.3%
Fortum Oyj	178,900	4,771,620
Neste Oil Oyj	15,600	455,268
Nokia Oyj †	208,100	4,102,394
Sampo Oyj	108,900	2,269,087
UPM-Kymmene Oyj	56,900	1,349,916
		12,948,285
France—10.0%
Accor SA	16,700	1,137,464
Air Liquide	4,018	820,219
Alstom *	17,771	1,607,950
Alten NPV *	14,600	462,676
Assurances Generales de France	16,800	2,114,695
AXA	185,403	6,837,034
BNP Paribas	57,170	6,148,407
Bouygues SA	130,142	6,954,708
Carrefour SA †	77,616	4,901,983
Cie Generale D’Optique Essilor International SA	56,900	5,828,082
Dassault Systemes SA	11,600	651,693
Electricite de France *	42,520	2,366,285
Groupe Danone	7,100	996,482
LVMH Moet Hennessy Louis Vuitton SA †	77,113	7,936,755
Lafarge SA	14,800	1,910,612
L’Oreal SA	70,200	7,126,811
Michelin (C.G.D.E.) Class B	10,100	740,603
PagesJaunes SA	18,853	536,192
Pernod-Ricard SA	3,000	624,468
Pinguley-Haulotte Corp.	17,900	463,608
Renault SA	14,100	1,616,244
Safran SA †	39,065	789,639
Sanofi-Synthelabo SA	81,369	7,239,489
Schneider Electric SA	26,200	2,920,056
Societe Generale Class A †	28,200	4,483,539
Societe Television Francaise[1] †	128,000	4,094,570
Technip SA	36,536	2,083,441

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Thales SA	25,500	$1,131,256
Total SA †	96,940	6,363,083
Veolia Environment	26,630	1,605,884
Vinci SA †	15,447	1,718,579
Vivendi Universal SA	44,100	1,589,419
		95,801,926
Germany—4.6%
Allianz AG	55,570	9,603,007
Bayer AG	16,500	841,063
Bayerische Motoren Werke AG	11,500	615,602
Carlsberg AS Class B	10,750	904,112
Commerzbank AG	24,281	816,672
Continental AG	14,500	1,679,793
DaimlerChrysler AG	18,600	928,181
Deutsche Bank AG	8,700	1,047,067
Deutsche Post AG	109,128	2,865,097
IVG Immobilien AG	20,821	752,638
MAN AG	5,900	498,699
Muenchener Rueckversicherungs AG	3,800	600,118
RWE AG	78,496	7,236,253
Salzgitter AG	36,900	3,462,637
SAP AG †	21,675	4,294,794
SAP AG ADR †	7,700	381,150
Siemens AG	31,800	2,769,047
E.ON AG	19,567	2,322,172
Volkswagen AG	34,500	2,937,942
		44,556,044
Greece—0.1%
OPAP SA	15,270	514,264

Hong Kong—5.1%
Bank of East Asia Ltd.	260,600	1,188,752
China Merchants Holdings International Co., Ltd.	569,700	1,667,984
China Mobile Ltd.	1,589,600	11,214,570
China Unicom Ltd.	1,432,700	1,405,670
CLP Holdings Ltd.	770,000	4,661,726
CNOOC, Ltd.	7,350,000	6,118,534
Hang Lung Development Co.	225,000	578,616
Hang Lung Properties Ltd.	411,000	876,905
Hong Kong & China Gas	2,200,000	5,154,111
Hutchison Whampoa Ltd.	538,000	4,745,389
Li & Fung Ltd.	346,400	859,932
MTR Corporation	520,100	1,304,631
Sino Land Company	1,812,000	3,204,036
Sun Hung Kai Properties Ltd.	318,400	3,471,607
Swire Pacific Ltd. Class A	240,622	2,511,579
Wing Lung Bank	45,000	443,343
		49,407,385
Ireland—0.3%
CRH PLC	20,821	705,757
CRH PLC	29,100	983,893
Depfa Bank PLC	44,500	820,872
		2,510,522
Israel—0.1%
Teva Pharmaceutical Industries Ltd. ADR †	16,500	562,485

Italy—2.0%
Banca Intesa SpA *	207,489	$1,365,265
Banca Italease	9,500	468,214
Capitalia SpA	67,092	555,467
ENI-Ente Nazionale Idrocarburi SpA	112,019	3,330,954
Esprinet SpA	51,300	991,452
Fiat SpA *†	72,400	1,154,131
Mediobanca SpA †	82,578	1,802,599
Saipem SpA	165,060	3,591,342
SanPaolo IMI SpA	22,000	465,446
Telecom Italia RNC	438,892	1,057,065
Telecom Italia SpA	216,212	613,569
UniCredito Italiano SpA †	501,239	4,162,856
		19,558,360
Japan—29.1%
Advantest Corporation	97,800	4,878,162
Aeon Company Ltd.	54,200	1,330,627
Aiful Corporation	47,950	1,855,211
Bank of Yokohama Ltd. (The)	83,000	655,115
Bosch Corporation	146,000	777,298
Bridgestone Corporation	118,500	2,400,655
Canon, Inc.	190,950	9,983,156
Chugai Pharmaceutical Company Ltd. †	126,700	2,727,601
Credit Saison Company Ltd.	159,800	6,741,892
D&M Holdings, Inc.	176,000	550,729
Daiichi Sankyo Co., Ltd.	25,300	716,889
Daikin Industries Ltd.	137,000	4,059,596
Daimaru, Inc.	35,000	433,332
Daito Trust Construction Company Ltd.	94,000	5,107,911
Daiwa House Industry Company Ltd.	40,000	692,311
Denso Corporation	130,800	4,606,565
Eisai Company Ltd.	99,000	4,795,408
Elpida Memory, Inc. *	8,600	391,035
Fanuc Ltd.	91,000	7,105,871
Fuji Heavy Industries, Ltd.	70,000	399,317
Fuji Machine Manufacturing Co., Ltd.	20,000	384,313
Futaba Industrial Co., Ltd. †	37,000	799,733
Hirose Electric Company Ltd.	40,700	5,399,181
Honda Motor Company Ltd.	205,000	6,892,410
Hoya Corporation	165,800	6,255,693
Itochu Corporation	51,000	395,881
Jaccs Co., Ltd.	38,000	403,769
Japan Tobacco, Inc.	1,144	4,454,919
Jupiter Telecommunications Co. *	3,910	2,953,146
Kao Corporation	47,000	1,253,523
Keyence Corporation	31,740	7,308,182
Kubota Corporation	155,000	1,273,343
Kumagai Gumi Co., Ltd. *	153,000	406,190
Maeda Corporation	104,000	454,530
Marubeni Corporation	325,000	1,620,362
Millea Holdings, Inc. 144A ‡**	241,000	8,813,344
Ministop Co., Ltd.	31,300	531,488
Mitsubishi Corporation	117,100	2,206,612
Mitsubishi Estate Company Ltd.	433,000	9,473,773
Mitsubishi Heavy Industries Ltd.	137,000	567,767
Mitsubishi UFJ Financial Group, Inc.	735	9,461,783
Mitsui & Company Ltd.	404,900	5,162,777
Mitsui Fudosan Company Ltd.	92,400	2,102,288
Mitsui Sumitomo Insurance Company Ltd.	39,420	493,882
Mizuho Financial Group, Inc.	1,258	9,771,601

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Murata Manufacturing Company Ltd.	5,900	$410,322
NTT DoCoMo, Inc.	3,611	5,565,424
NGK Spark Plug Company Ltd.	36,000	716,485
Nikko Cordial Corporation	310,000	3,604,348
Nintendo Company Ltd.	10,300	2,124,655
Nippon Electric Glass Company Ltd.	103,000	2,273,382
Nippon Mining Holdings, Inc.	87,000	616,827
Nippon Telegraph & Telephone Corporation	154	753,192
Nissan Motor Company Ltd.	246,900	2,765,707
Nitto Denko Corporation	87,000	5,156,079
Nomura Holdings, Inc.	38,000	669,282
NTT Data Corporation	282	1,303,558
Odakyu Electric Railway Company Ltd. †	100,000	635,736
Oriental Yeast Co., Ltd.	114,000	683,600
ORIX Corporation	33,600	9,287,419
PanaHome Corporation	53,000	379,083
Rohm Company Ltd.	62,300	5,802,218
Sawai Pharmaceutical Co., Ltd.	19,000	895,159
Secom Company Ltd.	98,000	4,858,359
Sega Sammy Holdings, Inc.	77,508	2,496,730
Shimamura Company Ltd.	30,900	3,020,680
Shin-Etsu Chemical Company Ltd.	104,300	6,663,929
SMC Corporation	26,700	3,538,341
SNT Corporation	91,000	465,095
Softbank Corporation *†	274,500	5,685,595
Sompo Japan Insurance, Inc.	77,700	1,019,193
Sony Corporation	100,000	4,040,317
Star Micronics Co., Ltd.	44,000	838,856
Sumitomo Corporation	118,000	1,476,017
Sumitomo Metal Industries Ltd.	225,000	863,970
Sumitomo Mitsui Financial Group, Inc.	1,039	10,915,023
Sumitomo Realty & Development Company Ltd.	46,000	1,353,697
Sumitomo Trust & Banking Company Ltd. (The)	130,000	1,364,138
Suzuki Motor Corporation	123,000	3,126,687
T&D Holdings, Inc.	8,250	597,947
TDK Corporation	25,000	2,003,313
Taisei Corporation †	930,500	3,341,156
Takeda Chemical Industries Ltd.	92,700	5,794,740
TOA Corporation	58,000	463,495
Tokyo Electric Power Company, Inc. (The)	36,300	1,045,625
Tokyo Electron Ltd.	29,200	2,159,490
Tokyo Gas Company Ltd. †	188,000	943,151
Tokyu Corporation †	186,000	1,281,023
Toshiba Corporation †	367,000	2,382,389
Toyo Machinery & Metal Co., Ltd.	53,000	449,992
Toyota Motor Corporation	46,500	2,531,451
Trend Micro, Inc.	29,000	848,057
UMC Japan *	1,195	354,543
Unipres Corporation	56,000	456,803
Ushio, Inc.	21,400	462,018
Yahoo Japan Corporation †	2,766	1,040,876
Yamada Denki Company Ltd.	16,350	1,642,527
Yamaha Motor Company Ltd.	40,000	1,062,443
Yamanouchi Pharmaceutical Company Ltd.	115,000	4,631,815
Yamato International, Inc.	53,000	478,851
Yamato Transport Company Ltd.	111,200	1,609,667
		279,999,646
Luxembourg—0.4%
RTL Group	11,653	$1,227,288
Societe Europeenne des Satellites	28,900	430,888
Stolt Offshore SA *	139,000	2,390,701
		4,048,877
Mexico—1.1%
America Movil SA de CV ADR	102,600	4,039,362
Grupo Televisa SA ADR	194,100	4,126,566
Wal-Mart de Mexico SA de CV—Class V	834,900	2,841,243
		11,007,171
Netherlands—3.4%
ABN AMRO Holding NV	68,374	1,995,149
ASM Lithography Holdings NV *†	187,749	4,375,596
ASM Lithography Holdings NV New York Registered Shares *†	25,400	591,312
Aegon NV †	68,947	1,293,712
Heineken Holding NV—Class A	38,143	1,501,054
Heineken NV	22,550	1,032,381
ING Groep NV	278,337	12,241,069
Royal KPN NV	159,900	2,038,903
Koninklijke BAM Groep NV	47,500	838,069
Reed Elsevier NV	76,200	1,271,505
Royal Dutch Shell PLC—Class A	89,752	2,966,320
Royal Numico NV *	14,977	674,766
Unilever NV	60,815	1,496,247
Univar NV	19,700	825,787
		33,141,870
Norway—0.1%
DNB NOR ASA	49,500	607,337
Norske Skogindustrier ASA *†	23,571	355,113
Renewable Energy Corp. AS *	8,300	128,840
		1,091,290
Russia—0.5%
NovaTek OAO, Sponsored GDR	15,005	746,499
OAO Lukoil Holding ADR †	34,710	2,644,902
Unified Energy System GDR	22,819	1,665,787
		5,057,188
Singapore—1.0%
DBS Group Holdings Ltd.	51,000	616,588
Keppel Corporation Ltd.	337,200	3,138,970
SembCorp Industries Ltd.	214,600	453,850
Singapore Airlines Ltd.	313,200	2,878,764
Singapore Telecommunications Ltd.	1,101,392	1,691,167
United Overseas Bank Ltd.	68,000	697,919
		9,477,258
South Africa—0.4%
ABSA Group, Ltd.	48,700	623,837
Sasol, Ltd.	83,700	2,763,056
		3,386,893
South Korea—1.5%
Hana Financial Group, Inc.	56,719	2,598,435
Kookmin Bank	62,999	4,933,573
Samsung Electronics Company Ltd. GDR, 144A †**	9,865	3,462,615
Shinhan Financial Group Company Ltd.	77,840	3,499,988
		14,494,611

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Spain—2.3%
	Altadis SA	24,300	$1,155,294
	Banco Bilbao Vizcaya Argentaria SA	161,200	3,730,560
	Banco Santander Central Hispano SA	309,900	4,897,774
	Grupo Catalana Occidente SA	23,000	773,638
	Iberdrola SA	14,900	665,849
	Inditex SA	145,096	6,772,351
	Repsol YPF SA	86,300	2,567,342
	Telefonica SA	67,043	1,161,451
			21,724,259
Sweden—1.5%
	Alfa Laval AB	13,400	449,747
	Assa Abloy AB Class B	31,300	582,596
	Atlas Copco AB—Class A	37,000	972,425
	Hennes & Mauritz AB Class B	89,000	3,730,023
	Nordea Bank AB	278,800	3,657,681
	Scania AB Class B	13,600	812,228
	Telefonaktiebolaget LM Ericsson Class B	1,329,500	4,601,012
			14,805,712
Switzerland—7.5%
	Adecco SA	64,673	3,900,713
	Compagnie Financiere Richemont AG Class A	83,654	4,030,308
	Credit Suisse Group	32,741	1,894,037
	Elektrizitaets-Gesellschaft Laufenburg AG	500	416,618
	Givaudan	46	36,815
Holcim Ltd.	†	37,401	3,055,760
Julius Baer Holding AG	*	3,200	319,183
	Kuehne & Nagel International AG	27,300	1,890,496
	Nestle SA	41,212	14,365,988
	Novartis AG	238,559	13,923,865
	Phonak Holding AG	8,900	564,038
	Roche Holding AG	53,121	9,181,236
	Swatch Group AG Class B	1,664	321,499
	Swiss Reinsurance	100,248	7,665,915
	Swisscom AG	3,427	1,141,498
	UBS AG	159,269	9,524,378
			72,232,347
Taiwan—0.3%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	†	279,773	2,685,821
United Kingdom—13.0%
	Anglo American PLC	6,300	264,830
	ARM Holdings PLC	249,100	547,589
	AstraZeneca Group PLC	81,084	5,070,529
	AstraZeneca PLC	58,300	3,640,550
Autonomy Corp. PLC	*	121,200	1,052,235
	BG Group PLC	540,000	6,560,369
	BAE Systems PLC	419,200	3,099,660
	Barclays PLC	218,916	2,760,081
	BHP Billiton PLC	104,028	1,792,137
	BP PLC	470,900	5,146,947
	Brambles Industries PLC	68,200	612,394
British Energy Group PLC	*	156,700	1,698,891
	British Land Company PLC	28,800	734,527
	Cadbury Schweppes PLC	267,220	2,839,197
	Carnival PLC	46,258	2,210,759
	Centrica PLC	850,000	$5,171,886
	Charles Taylor Consulting PLC	118,900	894,212
	DTZ Holdings PLC	93,200	1,141,858
easyJet PLC	*	89,800	816,386
	Elementis PLC	533,300	885,885
	GlaxoSmithKline PLC	139,890	3,719,570
	HSBC Holdings PLC	141,108	2,573,619
	HSBC Holdings PLC (foreign shares)	90,800	1,657,185
	HBOS PLC	214,100	4,232,695
	Imperial Chemical Industries PLC	63,700	473,216
	ITE Group PLC	195,100	445,584
	Johnston Press PLC	74,900	571,317
	Kingfisher PLC	1,825,498	8,384,611
	Lloyds TSB Group PLC	92,200	932,016
	MJ Gleeson Group PLC	51,700	350,327
	Morgan Sindall PLC	39,200	848,873
	Morrison WM Supermarkets	1,702,495	7,750,472
	National Grid PLC	56,000	699,171
	Pearson PLC	41,700	593,059
	Persimmon PLC	16,400	410,413
	Reckitt Benckiser PLC	124,000	5,135,836
	Reed Elsevier PLC	158,300	1,756,870
	Resolution PLC	39,900	460,990
	Rio Tinto PLC	117,500	5,559,219
Rolls-Royce Group PLC	*	82,000	694,800
	Royal Bank of Scotland Group PLC	206,800	7,114,077
Royal Dutch Shell PLC— Class A ADR	†	8,400	555,240
	Royal Dutch Shell PLC—Class B	71,169	2,420,555
	Scottish & Southern Energy PLC	64,700	1,593,328
	Smith & Nephew PLC	57,700	528,827
Soco International PLC	*	17,300	482,671
	Standard Chartered PLC	86,200	2,205,637
	Tesco PLC	123,400	831,329
TI Automotive Ltd.	d	70,000	—
	Vedanta Resources PLC	48,500	1,055,729
	Vodafone Group PLC	3,567,401	8,146,882
	Xstrata PLC	116,050	4,790,050
	Yell Group PLC	76,500	852,194
			124,767,284
Virgin Islands (Br)—0.0%
	Playtech, Ltd.	96,400	448,122
TOTAL COMMON STOCKS
(Cost $777,854,165)			911,568,731

PURCHASED OPTIONS—0.0%
Europe—0.0%
Eurodollar Put, Expires 01/31/2007, Strike 1.2125	‡
	(Cost $706,260)	23,700,000	59,843

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.4%
Bank & Certificate Deposits/Offshore Time Deposits—7.1%
Abbey National PLC
5.270%	10/04/2006	††	$1,449,355	1,449,355
Abbey National PLC
5.270%	10/03/2006	††	1,449,355	1,449,355
Bank Of Montreal
5.280%	10/16/2006	††	1,159,484	1,159,484

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
International Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Bank Of Nova Scotia
5.280%	10/11/2006	††	$1,449,355	$1,449,355
Barclays
5.310%	10/20/2006	††	1,449,355	1,449,355
Barclays
5.305%	11/21/2006	††	1,449,355	1,449,355
Barton Capital LLC
5.267%	10/06/2006	††	1,449,355	1,449,355
BNP Paribas
5.260%	10/05/2006	††	1,449,355	1,449,355
Branch Banker &Trust
5.270%	10/10/2006	††	1,449,355	1,449,355
CAFCO Funding LLC
5.289%	11/17/2006	††	579,742	579,742
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	2,898,711	2,898,711
Charta LLC
5.314%	11/01/2006	††	579,742	579,742
CIESCO Domestic
5.290%	11/16/2006	††	579,742	579,742
Clipper Receivables Corp
5.283%	10/19/2006	††	869,615	869,615
Commonwealth Bank of Australia
5.275%	10/23/2006	††	1,118,903	1,118,903
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	1,159,484	1,159,484
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	1,449,355	1,449,355
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	1,449,355	1,449,355
Fairway Finance
5.292%	10/24/2006	††	1,159,484	1,159,484
Fairway Finance
5.274%	10/03/2006	††	579,742	579,742
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	579,742	579,742
Fortis Bank
5.300%	11/20/2006	††	579,742	579,742
Fortis Bank
5.280%	10/19/2006	††	1,739,226	1,739,226
General Electric Capital Corporation
5.285%	11/03/2006	††	1,159,484	1,159,484
Harris NA
5.280%	11/22/2006	††	1,449,355	1,449,355
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	1,159,484	1,159,484
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	579,742	579,742
Liberty Street
5.282%	10/13/2006	††	579,742	579,742
Lloyds TSB Bank
5.270%	10/02/2006	††	1,739,226	1,739,226
Merrill Lynch & Co
5.365%	10/02/2006	††	2,372,341	2,372,341
Morgan Stanley & Co
5.365%	10/02/2006	††	8,116,390	8,116,390
National Australia Bank
5.360%	10/02/2006	††	2,318,968	2,318,968
Paradigm Funding LLC
5.287%	10/10/2006	††	579,742	579,742
Park Avenue Receivables Corp
5.283%	10/26/2006	††	579,742	579,742
Park Avenue Receivables Corp
5.281%	10/03/2006	††	579,742	579,742
Royal Bank of Canada
5.300%	11/17/2006	††	$579,742	$579,742
Royal Bank of Canada
5.300%	10/27/2006	††	1,449,355	1,449,355
Royal Bank of Scotland
5.300%	10/27/2006	††	1,449,355	1,449,355
Sheffiled Receivables Corp
5.285%	10/18/2006	††	579,742	579,742
Societe Generale
5.300%	10/23/2006	††	2,087,072	2,087,072
Societe Generale
5.280%	11/01/2006	††	2,318,968	2,318,968
Svenska Handlesbanken
5.350%	10/02/2006	††	2,342,554	2,342,554
Three Pillars Funding LLC
5.284%	10/02/2006	††	579,742	579,742
Toronto Dominion Bank
5.265%	10/12/2006	††	1,449,355	1,449,355
UBS AG
5.305%	10/02/2006	††	1,449,355	1,449,355
UBS AG
5.300%	10/27/2006	††	1,449,355	1,449,355
Variable Funding Capital Co
5.265%	10/02/2006	††	861,582	861,582
Wells Fargo
5.270%	10/17/2006	††	1,449,355	1,449,355
Yorktown Capital LLC
5.287%	10/18/2006	††	579,742	579,742
				67,916,141
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	1,449,355	1,449,355
Bank of America
5.270%	11/10/2006	††	1,159,484	1,159,484
				2,608,839
TOTAL CASH EQUIVALENTS
(Cost $70,524,980)				70,524,980

REPURCHASE AGREEMENTS—5.6%
United States—5.6%
IBT Repurchase Agreement dated 09/29/2006 due 10/02/2006, with a maturity value of $54,092,860 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 6.00% to 10.00%, maturity dates ranging from 01/25/2016 to 07/01/2033 and an aggregate market value of $56,775,502.			54,071,907	54,071,907
TOTAL INVESTMENTS—107.8%
(Cost $903,157,312)				1,036,225,461
Other assets less liabilities—(7.8%)				(74,731,109)
NET ASSETS—100.0%				$961,494,352

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint
International Fund

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.85% of Total Investments.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 09/30/2006.

Percentage of Portfolio by Industry (unaudited):

Financial Services	16.9%
Banking	14.5%
Oil & Gas	9.1%
Pharmaceuticals	6.9%
Insurance	6.4%
Electronics	6.2%
Commercial Services	3.9%
Automotive	3.5%
Beverages, Food & Tobacco	3.3%
Telephone Systems	3.0%
Real Estate	3.0%
Media—Broadcasting & Publishing	2.5%
Electric Utilities	2.5%
Metals	2.0%
Transportation	1.9%
Chemicals	1.9%
Telecommunications	1.9%
Retailers	1.7%
Food Retailers	1.6%
Heavy Machinery	1.6%
Apparel Retailers	1.5%
Cosmetics & Personal Care	1.4%
Medical Supplies	1.3%
Miscellaneous	1.2%
Metals & Mining	1.1%
Computers & Information	1.1%
Communications	0.9%
Computer Software & Processing	0.9%
Building Materials	0.8%
Industrial—Diversified	0.6%
Aerospace & Defense	0.5%
Entertainment & Leisure	0.5%
Heavy Construction	0.4%
Airlines	0.4%
Home Construction, Furnishings & Appliances	0.3%
Forest Products & Paper	0.2%
Containers & Packaging	0.1%
Advertising	0.1%
Lodging	0.1%
Construction	0.1%
Electrical Equipment	0.0%
Mining	0.0%
TOTAL INVESTMENTS	107.8%
Other assets less liabilities	(7.8)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

		Shares	Value
COMMON STOCKS—0.0%
Commercial Services—0.0%
PHH Corp. Escrow Shares	‡
(Cost $—)		100,000	$—

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—20.5%
Advertising—0.0%
Omnicom Group, Inc., Note
5.900%	04/15/2016		$500,000	508,180
Aerospace & Defense—0.4%
Boeing Capital Corporation, Senior Note
6.100%	03/01/2011		500,000	518,406
Boeing Company (The), Note
6.125%	02/15/2033		100,000	108,270
Boeing Company (The), Note
5.125%	02/15/2013		250,000	248,759
General Dynamics Corp., Note
4.250%	05/15/2013		1,000,000	948,227
Honeywell International, Inc., Note
7.500%	03/01/2010		1,000,000	1,073,229
Honeywell International, Inc., Note
6.125%	11/01/2011		250,000	260,377
Lockheed Martin Corp., Note, 144A
6.150%	09/01/2036	*	500,000	525,781
Northrop Grumman Corporation, Note
7.750%	02/15/2031		250,000	312,723
Textron Financial Corporation, Note
6.000%	11/20/2009		200,000	205,100
United Technologies Corporation, Note
4.875%	05/01/2015		500,000	485,851
				4,686,723
Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009		157,000	161,219
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017		583,202	593,772
FedEx Corporation, Note
9.650%	06/15/2012		150,000	180,798
				935,789
Automotive—0.2%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
7.200%	09/01/2009		350,000	364,921
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008		500,000	488,448
DaimlerChrysler North America Holding Corporation, Note
8.500%	01/18/2031		350,000	417,118
DaimlerChrysler North America Holding Corporation, Senior Note
6.500%	11/15/2013		500,000	513,460
				1,783,947
Banking—4.8%
American Express Company, Note
3.750%	11/20/2007		150,000	147,603
American Express Credit Corporation, Note
3.000%	05/16/2008		250,000	241,737
Asian Development Bank/Pasig, Global Note (Supra National)
4.250%	10/20/2014		$1,000,000	$953,032
Associates Corporate of North America, Senior Note
6.950%	11/01/2018		250,000	281,996
Associates Corporate of North America, Subordinated Note
6.875%	11/15/2008		410,000	423,865
Bank of America Corporation, Senior Note
5.875%	02/15/2009		1,000,000	1,017,551
Bank of America Corporation, Subordinated Note
7.750%	08/15/2015		750,000	869,269
Bank of America Corporation, Subordinated Note
6.800%	03/15/2028		500,000	559,240
Bank of America Corporation, Subordinated Note
6.250%	04/01/2008		750,000	761,099
Bank of New York Company, Inc. (The), Subordinated Note
5.500%	12/01/2017		250,000	251,418
Bank One Corporation, Subordinated Note
5.900%	11/15/2011		750,000	769,924
Bank One NA, Note
3.700%	01/15/2008		350,000	343,344
BankBoston Corporation, Subordinated Note, (MTN)
6.500%	12/19/2007		400,000	404,202
Bayerische Landesbank Girozentrale, Note
2.875%	10/15/2008		250,000	238,497
BB&T Corporation, Note
5.250%	11/01/2019		500,000	485,732
Branch Banking & Trust Company
5.200%	12/23/2015		150,000	146,941
BSCH Issuances Ltd., Subordinated Note (Cayman Islands)
7.625%	09/14/2010		350,000	380,061
Capital One Bank, Note
4.875%	05/15/2008		1,000,000	994,439
Capital One Bank, Note, (MTN)
5.125%	02/15/2014		500,000	488,814
CIT Group, Inc., Global Senior Note
5.000%	02/13/2014		500,000	484,084
CIT Group, Inc., Senior Note
7.750%	04/02/2012		350,000	387,960
CIT Group, Inc., Senior Note, (MTN)
4.750%	12/15/2010		1,000,000	978,646
Corporacion Andina de Fomento, Note (Supra National)
6.875%	03/15/2012		150,000	160,032
Deutsche Bank Financial, Inc., Note, Convertible, (MTN)
5.375%	03/02/2015		250,000	248,372
Duke Capital Corporation, Senior Note
4.370%	03/01/2009		250,000	244,822
European Investment Bank, Global Note (Supra National)
4.125%	09/15/2010		1,500,000	1,462,635
European Investment Bank, Global Note (Supra National)
3.500%	03/14/2008		1,250,000	1,224,545
European Investment Bank, Global Note (Supra National)
3.125%	10/15/2007		1,000,000	980,442
European Investment Bank, Note (Supra National)
4.625%	05/15/2014		500,000	491,698
First Union Institutional Trust I Capital Securities, Note
8.040%	12/01/2026		1,000,000	1,042,976
FleetBoston Financial Corporation, Senior Note
6.875%	01/15/2028		150,000	169,788
General Electric Capital Corp., Note
4.125%	09/01/2009		1,000,000	976,090
General Electric Capital Corp., Note, (MTN)
5.450%	01/15/2013		1,000,000	1,013,548
General Electric Capital Corporation, Note, (MTN)
5.875%	02/15/2012		500,000	516,524
Household Finance Corporation, Note
8.000%	07/15/2010		750,000	820,026

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Household Finance Corporation, Note
6.500%	11/15/2008		$350,000	$358,961
Household Finance Corporation, Note
6.400%	06/17/2008		250,000	254,830
Household Finance Corporation, Note
6.375%	11/27/2012		1,000,000	1,050,436
Household Finance Corporation, Note
4.125%	12/15/2008		1,000,000	978,760
HSBC Bank USA NA, Senior Note, (MTN)
3.875%	09/15/2009		1,500,000	1,451,892
HSBC Holdings PLC, Note (United Kingdom)
5.250%	12/12/2012		150,000	149,682
ING Capital Funding Trust III
8.439%	12/31/2049		150,000	166,602
Inter-American Development Bank (Supra National)
7.375%	01/15/2010		750,000	807,400
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008	†	2,000,000	2,020,996
Inter-American Development Bank, Note, (MTN) (Supra National)
3.375%	03/17/2008		1,000,000	978,028
International Bank for Reconstruction & Development, Note
7.625%	01/19/2023		500,000	647,367
International Bank for Reconstruction & Development, Note (Supra National)
3.625%	05/21/2013		150,000	139,742
International Bank for Reconstruction & Development, Note, (MTN), (FRN) (Supra National)
4.125%	08/12/2009		350,000	344,217
International Finance Corp., Note (Supra National)
5.125%	05/02/2011		1,000,000	1,010,275
JPMorgan Chase & Company, Global Subordinated Note
5.125%	09/15/2014		750,000	736,626
Key Bank National Association, Subordinated Note, (MTN)
5.800%	07/01/2014		500,000	510,506
KFW—Kreditanstalt fuer Wiederaufbau, Global Note (Denmark)
3.250%	03/30/2009		1,000,000	961,658
KFW—Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.375%	01/23/2008		500,000	488,772
KFW International Finance, Inc., Note
8.000%	02/15/2010		250,000	272,030
Korea Development Bank, Note (South Korea)
5.750%	09/10/2013		500,000	510,306
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.250%	06/15/2010		1,000,000	978,194
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.125%	10/15/2014	†	1,000,000	952,555
Landwirtschaftliche Rentenbank, Global Note (Germany)
4.875%	11/16/2015		1,000,000	986,711
Landwirtschaftliche Rentenbank, Note (Germany)
3.250%	06/16/2008		300,000	291,582
Marshall & Ilsley Corporation, Senior Note
4.375%	08/01/2009		500,000	490,671
MBNA America Bank, Note
5.375%	01/15/2008		850,000	850,290
Mellon Financial Company, Note
6.375%	02/15/2010		350,000	363,775
National City Bank of Ohio, Senior Note, (MTN)
3.300%	05/15/2008		350,000	339,677
National City Corporation, Subordinated Note
6.875%	05/15/2019		500,000	554,924
National Rural Utilities Cooperative Finance Corporation, Note
3.875%	02/15/2008		400,000	392,965
PNC Funding Corporation, Subordinated Note
5.250%	11/15/2015		$200,000	$197,197
Popular North America, Inc., Note, (MTN)
4.250%	04/01/2008		100,000	98,228
Royal Bank of Scotland Group PLC, Global Note (United Kingdom)
5.000%	10/01/2014		750,000	731,905
Royal Bank of Scotland Group PLC, Note (FRN) (United Kingdom)
7.648%	08/29/2049		500,000	584,889
Sanwa Bank Ltd., Note
7.400%	06/15/2011		250,000	270,342
SLM Corporation, Note
3.950%	08/15/2008		1,150,000	1,124,575
SLM Corporation, Note, (MTN)
5.000%	10/01/2013		500,000	487,457
SouthTrust Corporation, Subordinated Note
5.800%	06/15/2014		750,000	764,707
Suntrust Banks, Inc., Subordinated Note
5.200%	01/17/2017		250,000	244,697
Swiss Bank Corporation, Subordinated Note
7.000%	10/15/2015		100,000	111,738
U.S. Bank NA, Note
4.800%	04/15/2015		250,000	241,042
Wachovia Corporation, Senior Note
5.250%	08/01/2014		1,000,000	990,542
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.650%	08/15/2014		250,000	250,885
Washington Mutual, Inc., Note
4.000%	01/15/2009		1,000,000	973,828
Wells Fargo & Company, Note
5.000%	11/15/2014		750,000	733,273
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		500,000	486,125
Wells Fargo & Company, Subordinated Note
7.550%	06/21/2010		750,000	811,166
Wells Fargo Bank NA, Note
6.450%	02/01/2011		1,000,000	1,051,153
Wells Fargo Financial, Inc., Note
5.500%	08/01/2012		750,000	761,373
Zions Bancorporation, Subordinated Note
6.000%	09/15/2015		500,000	510,450
				52,426,954
Beverages, Food & Tobacco—0.6%
Altria Group, Inc., Note
7.750%	01/15/2027		350,000	424,961
Altria Group, Inc., Note
7.000%	11/04/2013		400,000	436,743
Anheuser-Busch Companies, Inc., Note
6.800%	01/15/2031		350,000	399,491
Archer-Daniels Midland Company, Note
8.375%	04/15/2017		350,000	427,885
Bottling Group LLC, Series B, Senior Note
4.125%	06/15/2015		250,000	228,336
Bunge, Ltd. Finance Corporation, Guaranteed Senior Note
5.350%	04/15/2014		500,000	479,613
Campbell Soup Company, Note
4.875%	10/01/2013		250,000	242,367
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
8.750%	09/15/2013		100,000	115,750
Coca-Cola Enterprises, Inc., Note
8.500%	02/01/2022		150,000	192,167
ConAgra Foods, Inc., Note
6.750%	09/15/2011		250,000	264,195

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
ConAgra Foods, Inc., Senior Note
7.125%	10/01/2026	$500,000	$545,624
Coors Brewing Company, Senior Note
6.375%	05/15/2012	500,000	520,543
Diageo Capital PLC, Guaranteed Note (United Kingdom)
4.375%	05/03/2010	500,000	485,246
HJ Heinz Company, Guaranteed Note
6.625%	07/15/2011	250,000	261,175
Kellogg Company, Note
6.600%	04/01/2011	750,000	789,891
Kraft Foods, Inc., Global Note
6.500%	11/01/2031	100,000	108,280
Kraft Foods, Inc., Global Note
5.625%	11/01/2011	350,000	354,007
Sara Lee Corporation, Senior Note
2.750%	06/15/2008	250,000	239,182
Unilever Capital Corporation, Note
7.125%	11/01/2010	500,000	534,607
			7,050,063
Building Materials—0.1%
Hanson Australia Funding Ltd., Note (Australia)
5.250%	03/15/2013	100,000	96,563
Home Depot, Inc., Senior Note
4.625%	08/15/2010	500,000	491,094
			587,657
Chemicals—0.2%
Dow Chemical Company, Note
7.375%	11/01/2029	250,000	292,805
Dow Chemical Company, Note
6.000%	10/01/2012	150,000	155,289
Du Pont (E.I.) de Nemours & Company, Note
6.875%	10/15/2009	150,000	157,606
EI Du Pont de Nemours & Company, Note
4.750%	11/15/2012	500,000	485,037
Monsanto Co., Note
5.500%	08/15/2035	500,000	480,955
Potash Corporation of Saskatchewan, Note (Canada)
4.875%	03/01/2013	500,000	482,034
Praxair, Inc., Note
3.950%	06/01/2013	150,000	138,897
Rohm & Haas Company, Note
7.850%	07/15/2029	150,000	184,092
			2,376,715
Commercial Services—0.1%
PHH Corporation, Note
7.125%	03/01/2013	100,000	102,920
RR Donnelley & Sons Co., Note
4.950%	04/01/2014	550,000	495,671
			598,591
Communications—0.1%
Motorola, Inc., Note
7.500%	05/15/2025	500,000	579,594
News America Holdings, Inc., Note
8.000%	10/17/2016	150,000	173,289
News America Holdings, Inc., Note
7.600%	10/11/2015	350,000	392,506
SBC Communications, Inc., Global Note
6.250%	03/15/2011	250,000	258,352
			1,403,741
Computer Software & Processing—0.0%
Computer Sciences Corporation, Senior Note
7.375%	06/15/2011	$100,000	$107,167
Electronic Data Systems Corporation, Series B, Senior Note
6.500%	08/01/2013	150,000	152,372
			259,539
Computers & Information—0.3%
International Business Machines Corp., Note, (MTN)
3.800%	02/01/2008	1,000,000	981,247
International Business Machines Corporation, Note
7.000%	10/30/2025	500,000	574,011
International Business Machines Corporation, Note
4.750%	11/29/2012	250,000	244,767
International Business Machines Corporation, Note, (MTN)
4.375%	06/01/2009	1,000,000	983,885
Pitney Bowes, Inc., Global Note, (MTN)
4.750%	01/15/2016	200,000	190,663
Pitney Bowes, Inc., Senior Note
5.000%	03/15/2015	500,000	483,108
			3,457,681
Cosmetics & Personal Care—0.1%
Procter & Gamble Company, Global Note
6.875%	09/15/2009	750,000	787,066
Procter & Gamble Company, Note
5.800%	08/15/2034	250,000	260,062
			1,047,128
Diversified—0.1%
General Electric Company
5.000%	02/01/2013	800,000	792,021
Electric Utilities—1.3%
Alabama Power Company, Senior Note
5.500%	10/15/2017	150,000	151,132
Alabama Power Company, Series X, Senior Note
3.125%	05/01/2008	250,000	242,084
American Electric Power Company, Inc., Series C, Senior Note
5.375%	03/15/2010	250,000	250,233
Arizona Public Service Company, Note
6.500%	03/01/2012	150,000	154,987
Cincinnati Gas & Electric Company, Note
5.700%	09/15/2012	150,000	151,317
Columbus Southern Power Company, Series A, Senior Note
5.500%	03/01/2013	150,000	150,168
Consolidated Edison Company of New York, Inc., Note
4.875%	02/01/2013	200,000	195,384
Consolidated Edison Company of New York, Note
5.300%	03/01/2035	500,000	463,335
Constellation Energy Group, Inc., Note
7.600%	04/01/2032	150,000	177,139
Consumers Energy Co., Note
5.500%	08/15/2016	150,000	147,993
Dominion Resources, Inc., Senior Note
8.125%	06/15/2010	350,000	381,243
Dominion Resources, Inc., Series A, Senior Note
7.195%	09/15/2014	350,000	381,699
Dominion Resources, Inc., Virginia, Series 03B, Senior Note
4.125%	02/15/2008	500,000	492,186
DTE Energy Company, Note
7.050%	06/01/2011	350,000	370,903

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Duke Energy Corporation, Senior Note
6.450%	10/15/2032	$500,000	$536,267
Duke Energy Field Services Corporation LLC, Note
7.875%	08/16/2010	350,000	379,148
Entergy Gulf States, Inc., Note
3.600%	06/01/2008	100,000	96,981
Exelon Corp., Senior Note
4.900%	06/15/2015	350,000	330,794
Exelon Generation Company LLC, Senior Note
6.950%	06/15/2011	500,000	530,575
FirstEnergy Corporation, Series B, Note
6.450%	11/15/2011	175,000	182,754
FirstEnergy Corporation, Series C, Note
7.375%	11/15/2031	175,000	202,948
Florida Power & Light Co., Note
4.950%	06/01/2035	500,000	446,604
Florida Power & Light Company, Note
5.625%	04/01/2034	50,000	49,544
Florida Power & Light Company, Note
4.850%	02/01/2013	150,000	146,890
FPL Group Capital, Inc., Guaranteed Note
7.375%	06/01/2009	100,000	105,270
Jersey Central Power & Light, Global Note
5.625%	05/01/2016	500,000	498,768
KeySpan Corporation, Note
7.625%	11/15/2010	350,000	378,035
Midamerican Energy Company, Note
6.750%	12/30/2031	250,000	279,778
Midamerican Energy Holdings Company, Senior Note
3.500%	05/15/2008	150,000	145,883
Midamerican Energy Holdings Company, Senior Note, Class D
5.000%	02/15/2014	150,000	145,252
NiSource Finance Corporation, Guaranteed Note
7.875%	11/15/2010	50,000	53,983
Northern States Power Company, Series A, Note
8.000%	08/28/2012	150,000	170,260
Oncor Electric Delivery Company, Senior Secured Note
6.375%	05/01/2012	350,000	361,567
Ontario Electricity Financial Corporation, Note (Canada)
7.450%	03/31/2013	350,000	396,853
Pacific Gas & Electric Company, Note
6.050%	03/01/2034	500,000	504,588
Pacific Gas & Electric Company, Note
4.800%	03/01/2014	1,000,000	963,832
Peco Energy Company, Note
3.500%	05/01/2008	150,000	146,024
Progress Energy, Inc., Senior Note
7.750%	03/01/2031	250,000	303,791
Progress Energy, Inc., Senior Note
7.100%	03/01/2011	400,000	429,182
PSEG Power LLC, Senior Note
8.625%	04/15/2031	500,000	650,205
Public Service Company of Colorado, Series 12, Note
4.875%	03/01/2013	200,000	195,338
Public Service Electric & Gas Company, Note
5.125%	09/01/2012	150,000	148,496
Scottish Power PLC, Note (United Kingdom)
5.375%	03/15/2015	500,000	490,912
South Carolina Electric & Gas Company, Note
5.300%	05/15/2033	$150,000	$141,412
Southern California Edison Company, Note
6.650%	04/01/2029	500,000	542,367
TXU Electric Delivery Company, Note
7.000%	09/01/2022	650,000	706,135
TXU Energy Company LLC, Senior Note
7.000%	03/15/2013	150,000	157,687
Wisconsin Electric Power, Note
5.625%	05/15/2033	250,000	245,049
			14,772,975
Electrical Equipment—0.0%
Emerson Electric Company, Note
5.000%	12/15/2014	150,000	147,076

Electronics—0.2%
Arrow Electronics, Inc., Note
6.875%	07/01/2013	250,000	262,268
Cisco Systems, Inc., Senior Note
5.500%	02/22/2016	1,000,000	1,009,787
Raytheon Company, Note
6.150%	11/01/2008	1,000,000	1,017,741
			2,289,796
Entertainment & Leisure—0.2%
News America Holdings, Guaranteed Senior Note
7.750%	12/01/2045	200,000	223,754
News America, Inc., Note
5.300%	12/15/2014	500,000	491,040
Time Warner, Inc., Note
6.875%	05/01/2012	150,000	158,792
Walt Disney Company, Note, (MTN)
7.000%	03/01/2032	500,000	579,580
Walt Disney Company, Note, (MTN)
6.375%	03/01/2012	250,000	262,880
			1,716,046
Environmental—0.1%
USA Waste Services, Inc., Senior Note
7.000%	07/15/2028	550,000	603,870

Financial Services—3.9%
Abbey National PLC, Note (United Kingdom)
7.950%	10/26/2029	250,000	315,575
Allstate Life Global Fund Trust, Series 2004-1, Note (MTN)
4.500%	05/29/2009	250,000	246,012
Amvescap PLC, Senior Note
5.375%	02/27/2013	100,000	98,711
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan)
8.400%	04/15/2010	250,000	274,701
Bear Stearns Companies (The), Inc., Note
7.625%	12/07/2009	1,000,000	1,072,481
Bear Stearns Companies, Inc., (The), Note
5.700%	11/15/2014	50,000	50,799
Bear Stearns Companies, Inc., (The), Note
2.875%	07/02/2008	1,000,000	962,114
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.850%	01/15/2015	1,000,000	972,165
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.125%	01/15/2010	500,000	486,132
BHP Finance USA Ltd., Guaranteed Senior Note
4.800%	04/15/2013	150,000	145,923

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Cingular Wireless LLC, Senior Note
6.500%	12/15/2011	$250,000	$262,246
Citigroup, Inc., Global Note
5.850%	12/11/2034	500,000	505,838
Citigroup, Inc., Global Senior Note
6.500%	01/18/2011	1,000,000	1,050,951
Citigroup, Inc., Global Senior Note
6.000%	02/21/2012	350,000	363,785
Citigroup, Inc., Global Subordinated Note
6.625%	06/15/2032	150,000	164,595
Citigroup, Inc., Global Subordinated Note
5.625%	08/27/2012	150,000	152,920
Citigroup, Inc., Subordinated Note
5.000%	09/15/2014	2,513,000	2,452,314
Countrywide Financial Corp., Note
6.250%	05/15/2016	500,000	508,352
Countrywide Financial Corporation, Note
4.250%	12/19/2007	1,000,000	988,091
Credit Suisse First Boston USA, Inc., Global Note
4.875%	01/15/2015	1,000,000	963,575
Credit Suisse First Boston USA, Inc., Note
6.500%	01/15/2012	350,000	369,143
Credit Suisse First Boston USA, Inc., Note
6.125%	11/15/2011	1,000,000	1,038,272
Credit Suisse First Boston USA, Inc., Note
5.500%	08/15/2013	150,000	151,547
Credit Suisse First Boston USA, Inc., Senior Global Note
5.125%	01/15/2014	500,000	492,443
EOP Operating, LP, Guaranteed Note
7.000%	07/15/2011	350,000	370,871
EOP Operating, LP, Guaranteed Note
4.750%	03/15/2014	500,000	473,674
EOP Operating, LP, Note
7.875%	07/15/2031	500,000	589,919
EOP Operating, LP, Note
6.800%	01/15/2009	500,000	515,276
ERP Operating, LP, Note
5.200%	04/01/2013	250,000	246,337
Export-Import Bank Of Korea (South Korea)
5.125%	03/16/2015	500,000	489,328
General Electric Capital Corporation, Note
6.500%	12/10/2007	750,000	760,594
General Electric Capital Corporation, Note
6.000%	06/15/2012	1,000,000	1,040,247
General Electric Capital Corporation, Note
4.625%	09/15/2009	1,000,000	988,705
General Electric Capital Corporation, Note
3.500%	05/01/2008	250,000	243,927
General Electric Capital Corporation, Note, (MTN)
6.750%	03/15/2032	750,000	860,056
Goldman Sachs Group, Inc., Global Note
5.125%	01/15/2015	500,000	485,554
Goldman Sachs Group, Inc., Guaranteed Note
6.345%	02/15/2034	500,000	498,417
Goldman Sachs Group, Inc., Note
6.875%	01/15/2011	250,000	265,213
Goldman Sachs Group, Inc., Senior Note
6.600%	01/15/2012	650,000	686,638
Goldman Sachs Group, Inc., Senior Note
6.125%	02/15/2033	700,000	699,588
Goldman Sachs Group, Inc., Senior Note
5.700%	09/01/2012	250,000	254,568
Goldman Sachs Group, Inc., Senior Note
5.150%	01/15/2014	$500,000	$489,568
Goldman Sachs Group, Inc., Senior Note
4.125%	01/15/2008	800,000	790,055
Goldman Sachs Group, Inc., Series B, Note, (MTN)
7.350%	10/01/2009	750,000	795,486
Household Finance Corporation
6.375%	10/15/2011	1,000,000	1,046,352
John Deere Capital Corporation, Note
7.000%	03/15/2012	350,000	378,198
JP Morgan & Company, Inc., Note
6.000%	01/15/2009	350,000	355,348
JP Morgan Chase & Company, Global Subordinated Note
5.750%	01/02/2013	1,750,000	1,791,909
JP Morgan Chase & Company, Note
6.750%	02/01/2011	750,000	793,890
Lehman Brothers Holdings, Inc., Note
7.875%	08/15/2010	1,000,000	1,090,570
Lehman Brothers Holdings, Inc., Note
4.000%	01/22/2008	850,000	836,712
Lehman Brothers Holdings, Inc., Note, (MTN)
6.625%	01/18/2012	750,000	796,262
Merrill Lynch & Company, Inc., Note, (MTN)
5.450%	07/15/2014	500,000	501,513
Merrill Lynch & Company, Inc., Note
6.000%	02/17/2009	1,000,000	1,017,156
Merrill Lynch & Company, Inc., Note, (MTN)
4.125%	09/10/2009	500,000	485,838
Merrill Lynch & Company, Inc., Note, (MTN)
3.700%	04/21/2008	250,000	244,637
Merrill Lynch & Company., Inc., Note
6.875%	11/15/2018	250,000	278,822
Morgan Stanley, Note
8.000%	06/15/2010	750,000	810,002
Morgan Stanley, Note
7.250%	04/01/2032	100,000	116,289
Morgan Stanley, Note
4.750%	04/01/2014	1,000,000	952,452
Morgan Stanley, Note
3.875%	01/15/2009	2,750,000	2,677,714
National Rural Utilities Cooperative Finance Corporation, Note
7.250%	03/01/2012	500,000	547,161
Pepco Holdings, Inc., Note
6.450%	08/15/2012	150,000	155,422
Residential Capital Corp., Senior Note
6.000%	02/22/2011	550,000	549,852
Residential Capital Corporation, Note
6.375%	06/30/2010	350,000	354,414
Rio Tinto Finance USA, Ltd., Guaranteed Note (Australia)
2.625%	09/30/2008	100,000	94,901
Swiss Bank Corporation of New York, Note, (MTN)
7.375%	06/15/2017	100,000	115,988
U.S. Bank National Association, Note, (MTN)
6.375%	08/01/2011	750,000	787,972
Washington Mutual, Inc., Senior Note
4.375%	01/15/2008	1,000,000	988,258
			43,400,338
Food Retailers—0.2%
Kroger Co. (The), Senior Note
7.500%	04/01/2031	700,000	776,446
Safeway, Inc., Note
7.500%	09/15/2009	800,000	844,612
			1,621,058

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Forest Products & Paper—0.2%
International Paper Company, Note
6.750%	09/01/2011	$600,000	$637,796
Kimberly Clark Corporation, Note
5.625%	02/15/2012	250,000	256,341
MeadWestvaco Corporation, Note
6.850%	04/01/2012	150,000	156,852
Weyerhaeuser Company, Note
7.375%	03/15/2032	750,000	779,175
Weyerhaeuser Company, Note
6.750%	03/15/2012	100,000	104,632
			1,934,796
Health Care Providers—0.1%
UnitedHealth Group, Inc., Note
3.750%	02/10/2009	1,150,000	1,114,958

Heavy Construction—0.1%
Centex Corporation, Senior Note
4.750%	01/15/2008	100,000	99,138
Centex Corporation, Senior Note
4.550%	11/01/2010	1,000,000	959,538
Lennar Corporation, Series B, Senior Note
5.500%	09/01/2014	500,000	478,108
			1,536,784
Heavy Machinery—0.1%
Caterpillar, Inc., Senior Note
7.250%	09/15/2009	750,000	794,594
Cooper Industries, Inc., Guaranteed Senior Note
5.500%	11/01/2009	100,000	100,973
Deere & Company, Global Note
6.950%	04/25/2014	250,000	275,464
United Technologies Corporation, Note
6.700%	08/01/2028	150,000	169,904
United Technologies Corporation, Note
6.100%	05/15/2012	50,000	52,309
			1,393,244
Home Construction, Furnishings & Appliances—0.1%
MDC Holdings, Inc., Senior Note
5.500%	05/15/2013	500,000	466,708
Newell Rubbermaid, Inc., Note
4.625%	12/15/2009	100,000	97,831
Pulte Homes, Inc., Senior Note
7.875%	08/01/2011	350,000	378,232
			942,771
Industrial—Diversified—0.1%
Tyco International Group SA, Guaranteed Note (Luxembourg)
6.750%	02/15/2011	500,000	528,572
Tyco International Group SA, Note (Luxembourg)
6.125%	11/01/2008	1,000,000	1,015,097
			1,543,669
Insurance—1.0%
Allstate Corporation (The), Senior Note
7.200%	12/01/2009	750,000	795,443
Allstate Corporation (The), Senior Note
5.350%	06/01/2033	500,000	460,197
American General Finance Corporation, Senior Note, (MTN)
5.375%	10/01/2012	$650,000	$648,663
American International Group, Inc., Global Senior Note
4.250%	05/15/2013	100,000	94,034
American International Group, Inc., Note
5.050%	10/01/2015	750,000	732,228
Anthem, Inc., Note
6.800%	08/01/2012	150,000	160,307
Assurant, Inc., Global Note
5.625%	02/15/2014	500,000	498,643
Assurant, Inc., Senior Note
6.750%	02/15/2034	650,000	688,297
Axa Company (France)
8.600%	12/15/2030	250,000	320,101
AXA Financial, Inc., Senior Note
7.750%	08/01/2010	100,000	108,519
Cincinnati Financial Corp., Senior Note
6.125%	11/01/2034	500,000	505,223
General Electric Global Insurance Holding Corporation, Note
7.500%	06/15/2010	150,000	160,934
Genworth Financial, Inc., Note
5.750%	05/15/2014	500,000	510,649
Hartford Life, Inc., Senior Note
7.375%	03/01/2031	150,000	180,743
Marsh & McLennan Cos., Inc., Senior Note
5.750%	09/15/2015	1,000,000	982,506
MetLife, Inc., Note
5.000%	11/24/2013	500,000	486,839
MetLife, Inc., Senior Note
6.500%	12/15/2032	100,000	107,922
Progressive Corporation (The), Senior Note
6.625%	03/01/2029	150,000	164,450
Protective Life Secured Trust, Note, (MTN)
4.000%	04/01/2011	400,000	380,901
Prudential Financial, Inc., Note, (MTN)
5.100%	09/20/2014	500,000	488,995
Prudential Financial, Inc., Note, (MTN)
3.750%	05/01/2008	100,000	97,762
Radian Group, Inc., Senior Note
5.625%	02/15/2013	100,000	100,314
Safeco Corporation, Senior Note
4.875%	02/01/2010	150,000	148,559
Travelers Property Casualty Corporation, Note
7.750%	04/15/2026	500,000	593,083
UnitedHealth Group, Inc., Note
5.000%	08/15/2014	500,000	484,721
WellPoint, Inc., Note
5.950%	12/15/2034	750,000	738,338
			10,638,371
Lodging—0.0%
Harrah’s Operating Company, Inc., Guaranteed Senior Note
5.500%	07/01/2010	250,000	246,415
Harrah’s Operating Company, Inc., Guaranteed Senior Note
5.375%	12/15/2013	250,000	234,157
			480,572
Media—Broadcasting & Publishing—0.8%
British Sky Broadcasting PLC, Note (United Kingdom)
8.200%	07/15/2009	250,000	268,004
Clear Channel Communications, Inc., Global Note
4.250%	05/15/2009	250,000	241,756
Comcast Cable Communications Holdings, Inc., Note
9.455%	11/15/2022	400,000	518,776
Comcast Cable Communications Holdings, Inc., Note
8.375%	03/15/2013	500,000	571,066

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Comcast Corp., Note
5.850%	01/15/2010		$1,000,000	$1,014,948
Comcast Corp., Note
5.650%	06/15/2035		500,000	455,156
Comcast Corp., Note
5.300%	01/15/2014		500,000	487,649
Comcast Corporation, Note
7.050%	03/15/2033		500,000	537,075
COX Communications, Inc., Note
5.500%	10/01/2015		75,000	72,397
COX Communications, Inc., Note
5.450%	12/15/2014		300,000	290,257
COX Communications, Inc., Note
4.625%	06/01/2013		250,000	232,702
Time Warner Entertainment Company, LP, Senior Note
8.375%	03/15/2023		1,000,000	1,157,593
Time Warner, Inc., Note
7.625%	04/15/2031		500,000	553,946
Viacom, Inc., Senior Note
7.875%	07/30/2030		250,000	273,755
Viacom, Inc., Senior Note
6.625%	05/15/2011		1,000,000	1,040,064
Viacom, Inc., Senior Note
5.625%	08/15/2012		50,000	49,505
Viacom, Inc., Senior Note, 144A
6.250%	04/30/2016	*	1,000,000	992,989
				8,757,638
Metals—0.1%
Alcan, Inc., Note (Canada)
6.125%	12/15/2033		150,000	150,181
Alcan, Inc., Senior Note (Canada)
4.875%	09/15/2012		350,000	340,995
Alcoa, Inc., Note
7.375%	08/01/2010		750,000	805,895
Masco Corporation, Senior Note
5.875%	07/15/2012		250,000	249,452
				1,546,523
Oil & Gas—1.3%
Alberta Energy Ltd., Note
7.375%	11/01/2031		400,000	458,203
Amerada Hess Corp., Note
7.300%	08/15/2031		250,000	282,364
Amerada Hess Corporation
6.650%	08/15/2011		150,000	157,555
Apache Finance Canada Corporation, Note (Canada)
7.750%	12/15/2029		150,000	184,916
Burlington Resources Finance Company, Guaranteed Note (Canada)
7.200%	08/15/2031		150,000	178,459
Canadian Natural Resources Ltd., Note (Canada)
5.450%	10/01/2012		250,000	246,764
Canadian Natural Resources, Ltd., Note (Canada)
5.850%	02/01/2035		500,000	468,461
CenterPoint Energy Resources Corp., Series B, Senior Note
7.875%	04/01/2013		850,000	947,293
Conoco, Inc., Note
6.950%	04/15/2029		750,000	867,566
Consolidated Natural Gas Company, Senior Note
5.000%	03/01/2014		250,000	238,688
Devon Financing Corporation ULC, Note
7.875%	09/30/2031		500,000	611,217
Devon Financing Corporation ULC, Note
6.875%	09/30/2011		$750,000	$798,993
Enbridge Energy Partners, LP, Note
4.000%	01/15/2009		50,000	48,437
Enterprise Products Operating, LP, Note
4.950%	06/01/2010		150,000	146,844
Enterprise Products Operating, LP, Series B, Senior Note
5.600%	10/15/2014		150,000	147,010
Enterprise Products Partners, LP, Senior Note
6.875%	03/01/2033		150,000	154,826
Kinder Morgan Energy Partners, LP, Note
6.750%	03/15/2011		500,000	521,442
Kinder Morgan, Inc., Note
7.250%	03/01/2028		150,000	146,159
Kinder Morgan, Inc., Senior Note
6.500%	09/01/2012		750,000	751,524
Lasmo USA, Inc., Senior Note (United Kingdom)
6.750%	12/15/2007		100,000	101,715
Marathon Oil Corporation, Note
6.125%	03/15/2012		350,000	363,063
Nexen, Inc., Note (Canada)
5.050%	11/20/2013		250,000	242,593
Norsk Hydro AS, Note (Norway)
6.360%	01/15/2009		450,000	461,502
Occidental Petroleum Corporation, Note
7.200%	04/01/2028		250,000	291,491
Pemex Project Funding Master Trust, Guaranteed Note
9.375%	12/02/2008		350,000	376,425
Pemex Project Funding Master Trust, Note
9.125%	10/13/2010		350,000	392,700
Pemex Project Funding Master Trust, Note
8.625%	02/01/2022		250,000	300,875
Pemex Project Funding Master Trust, Note
7.375%	12/15/2014		350,000	379,225
Petro-Canada, Senior Note (Canada)
5.950%	05/15/2035		250,000	239,370
Phillips 66 Capital Trust II, Note
8.000%	01/15/2037		750,000	783,390
Southern California Gas Company, Note
4.800%	10/01/2012		100,000	97,672
Suncor Energy, Inc., Note
7.150%	02/01/2032		500,000	588,892
Texaco Capital, Inc., Note
5.500%	01/15/2009		350,000	354,428
TransCanada Pipelines Ltd., Note (Canada)
4.000%	06/15/2013		250,000	229,632
Transocean, Inc., Note (Cayman Islands)
7.375%	04/15/2018		100,000	112,021
Union Pacific Resources Group, Inc., Note
7.150%	05/15/2028		350,000	379,392
Valero Energy Corporation, Note
4.750%	06/15/2013		500,000	476,757
XTO Energy, Inc., Senior Note
4.900%	02/01/2014		750,000	714,770
				14,242,634
Pharmaceuticals—0.6%
Abbott Laboratories, Note
3.500%	02/17/2009		250,000	241,337
American Home Products Corporation, Senior Note
6.950%	03/15/2011		250,000	266,093
Bristol-Myers Squibb Company, Note
5.750%	10/01/2011		850,000	866,770
Eli Lilly & Company, Note
6.770%	01/01/2036		250,000	291,108
Eli Lilly & Company, Note
2.900%	03/15/2008		150,000	145,317

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Genentech, Inc., Senior Note
5.250%	07/15/2035		$600,000	$565,608
Genentech, Inc., Senior Note
4.750%	07/15/2015		200,000	192,409
Genentech, Inc., Senior Note
4.400%	07/15/2010		100,000	97,650
GlaxoSmithKline Capital, Inc., Guaranteed Note
4.375%	04/15/2014		500,000	474,084
Johnson & Johnson, Note
4.950%	05/15/2033		200,000	189,654
Merck & Company, Inc., Note
4.750%	03/01/2015		250,000	239,025
Merck & Company, Inc., Senior Note
4.375%	02/15/2013		200,000	189,844
Pharmacia Corporation, Note
6.500%	12/01/2018		350,000	386,763
Schering-Plough Corp., Senior Note
5.550%	12/01/2013		1,000,000	1,004,723
Schering-Plough Corporation, Senior Note
6.750%	12/01/2033		250,000	276,351
Wyeth, Note
5.500%	03/15/2013		100,000	100,596
Wyeth, Senior Note
6.500%	02/01/2034		250,000	270,744
Wyeth, Senior Note
5.500%	02/01/2014		1,250,000	1,254,238
				7,052,314
Real Estate—0.2%
Boston Properties, Inc. REIT
6.250%	01/15/2013		750,000	779,517
Camden Property Trust REIT, Note
5.000%	06/15/2015		200,000	191,765
ERP Operating, LP, Senior Note
5.375%	08/01/2016		500,000	492,799
Simon Property Group, LP REIT, Note
6.350%	08/28/2012		250,000	261,623
				1,725,704
Restaurants—0.0%
Yum! Brands, Inc., Senior Note
7.700%	07/01/2012		250,000	274,033
Retailers—0.5%
CVS Corporation, Note
4.875%	09/15/2014		530,000	503,837
Federated Department Stores, Inc., Senior Note
6.900%	04/01/2029		500,000	511,824
Federated Department Stores, Inc., Senior Note
6.300%	04/01/2009		253,000	257,451
Fred Meyer, Inc., Note
7.450%	03/01/2008		750,000	770,180
Limited Brands, Note
5.250%	11/01/2014		250,000	237,282
May Department Stores Company (The), Note
7.900%	10/15/2007		250,000	254,417
May Department Stores Company (The), Note
5.750%	07/15/2014		250,000	246,425
Target Corporation, Note
7.000%	07/15/2031		350,000	410,323
Wal-Mart Stores, Inc., Note
7.550%	02/15/2030		750,000	924,044
Wal-Mart Stores, Inc., Note
6.875%	08/10/2009		$750,000	$785,928
Wal-Mart Stores, Inc., Note
4.550%	05/01/2013		500,000	482,276
Wal-Mart Stores, Inc., Note
4.125%	02/15/2011		250,000	240,911
				5,624,898
Telecommunications—0.1%
Verizon Global Funding Corporation
7.375%	09/01/2012		1,000,000	1,095,111
Telephone Systems—1.8%
Alltel Corporation, Senior Note
7.000%	07/01/2012		250,000	266,022
America Movil SA de CV, Guaranteed Senior Note (Mexico)
5.500%	03/01/2014		100,000	97,812
AT&T Wireless Services, Inc., Senior Note
8.750%	03/01/2031		250,000	320,523
AT&T Wireless Services, Inc., Senior Note
7.875%	03/01/2011		750,000	822,088
Bellsouth Capital Funding Corporation, Note
7.875%	02/15/2030		900,000	1,028,429
BellSouth Corporation, Note
6.875%	10/15/2031		350,000	365,620
BellSouth Corporation, Note
6.000%	10/15/2011		250,000	255,930
British Telecommunications PLC, Note (United Kingdom)
8.875%	12/15/2030		150,000	200,686
British Telecommunications PLC, Note (United Kingdom)
8.375%	12/15/2010	*	2,000,000	2,243,280
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands)
8.250%	06/15/2030		750,000	918,914
Deutsche Telekom International Finance BV, Note (Netherlands)
8.000%	06/15/2010		700,000	764,239
Embarq Corp., Note
7.082%	06/01/2016		500,000	510,937
France Telecom SA, Global Step Note (France)
8.500%	03/01/2031		500,000	654,309
France Telecom SA, Global Step Note (France)
7.750%	03/01/2011		100,000	109,660
GTE Corporation, Note
7.510%	04/01/2009		200,000	209,990
Royal KPN NV, Note (Netherlands)
8.000%	10/01/2010		350,000	378,455
SBC Communications, Inc., Global Note
6.150%	09/15/2034		500,000	485,639
SBC Communications, Inc., Global Note
5.300%	11/15/2010		1,250,000	1,247,460
SBC Communications, Inc., Global Note
5.100%	09/15/2014		500,000	483,874
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009		750,000	768,551
Sprint Capital Corporation, Note
8.375%	03/15/2012		850,000	953,719
Sprint Capital Corporation, Note
6.875%	11/15/2028		500,000	508,173
Sprint Capital Corporation, Note
6.125%	11/15/2008		1,000,000	1,015,147
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
6.000%	09/30/2034		250,000	224,225
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
4.950%	09/30/2014		1,500,000	1,379,874

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg)
5.250%	11/15/2013		$350,000	$331,890
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	417,992
Verizon Global Funding Corporation, Note
7.750%	12/01/2030		750,000	862,263
Verizon Pennsylvania, Inc., Note, Class A
5.650%	11/15/2011		350,000	350,837
Verizon Virginia, Inc., Note
4.625%	03/15/2013		250,000	233,001
Vodafone Group PLC, Note (United Kingdom)
7.875%	02/15/2030		250,000	293,990
Vodafone Group PLC, Note (United Kingdom)
7.750%	02/15/2010		550,000	590,198
				19,293,727
Transportation—0.4%
Burlington Northern Santa Fe Corporation, Note
7.125%	12/15/2010		750,000	802,715
Canadian National Railway Company, Note (Canada)
4.400%	03/15/2013		585,000	558,453
CSX Corporation, Note
6.750%	03/15/2011		300,000	316,841
Norfolk Southern Corp., Note
5.257%	09/17/2014		500,000	497,806
Norfolk Southern Corporation, Note
7.700%	05/15/2017		350,000	409,680
Norfolk Southern Corporation., Note
7.050%	05/01/2037		500,000	584,859
Union Pacific Corporation, Note
6.625%	02/01/2029		250,000	274,013
Union Pacific Corporation, Note, (MTN), (FRN)
6.790%	11/09/2007		750,000	759,552
				4,203,919
TOTAL CORPORATE OBLIGATIONS
(Cost $227,353,569)				225,867,554

U.S. GOVERNMENT AGENCY OBLIGATIONS—45.3%
U.S. Government Agencies—10.5%
Federal Home Loan Bank
5.945%	07/28/2008		2,000,000	2,029,634
5.750%	05/15/2012		5,225,000	5,441,843
5.375%	05/18/2016		2,000,000	2,061,618
5.250%	06/18/2014		2,500,000	2,547,500
4.900%	07/24/2008		350,000	348,962
4.375%	03/17/2010		825,000	810,972
4.125%	10/26/2007		260,000	257,411
4.100%	06/13/2008		3,250,000	3,203,759
4.000%	03/10/2008		500,000	493,133
3.000%	04/15/2009		8,000,000	7,650,088
2.750%	03/14/2008		1,750,000	1,695,641
2.625%	07/15/2008		3,250,000	3,122,255
Federal Home Loan Mortgage Corporation
7.000%	03/15/2010		2,630,000	2,802,825
6.750%	09/15/2029		660,000	803,702
6.250%	07/15/2032	†	1,050,000	1,220,521
6.000%	06/15/2011		200,000	209,216
5.750%	04/15/2008- 01/15/2012		3,150,000	3,196,779
5.625%	11/23/2035		130,000	127,551
5.500%	04/24/2009		$600,000	$600,230
5.450%	09/02/2011		600,000	600,253
5.400%	02/28/2011- 03/09/2011		900,000	900,149
5.375%	05/22/2008		2,700,000	2,702,033
5.250%	02/24/2011		600,000	601,708
5.200%	03/05/2019		200,000	194,878
5.125%	07/15/2012		2,000,000	2,021,192
5.000%	02/08/2008- 01/30/2014		1,100,000	1,094,359
4.900%	11/03/2008		400,000	398,328
4.750%	12/08/2010		500,000	496,996
4.625%	02/21/2008		1,500,000	1,492,401
4.500%	08/04/2008- 01/15/2015		4,600,000	4,487,456
4.375%	11/16/2007- 07/17/2015		7,780,000	7,601,538
4.250%	06/23/2008		1,000,000	988,242
4.125%	09/01/2009- 02/24/2011		5,150,000	5,024,289
4.000%	09/22/2009		560,000	545,832
3.625%	09/15/2008		2,260,000	2,204,601
3.250%	11/02/2007		500,000	490,411
Federal National Mortgage Association
7.250%	01/15/2010		2,800,000	2,999,030
7.125%	06/15/2010		1,500,000	1,612,930
6.625%	09/15/2009- 11/15/2030		5,750,000	6,205,440
6.375%	06/15/2009		394,000	408,543
6.250%	05/15/2029		2,240,000	2,567,226
6.000%	05/15/2011		1,500,000	1,568,559
5.500%	03/15/2011		1,400,000	1,434,350
5.280%	02/27/2009		1,400,000	1,400,052
5.250%	04/04/2008		900,000	900,014
5.100%	02/22/2008		500,000	499,554
5.000%	01/23/2009		750,000	748,304
4.875%	01/11/2008		500,000	498,753
4.750%	02/21/2013		600,000	594,147
4.625%	06/01/2010- 10/15/2013		7,000,000	6,881,298
4.500%	08/04/2008- 10/15/2008		6,250,000	6,199,488
4.375%	07/17/2013		600,000	578,824
3.650%	11/30/2007		1,000,000	984,158
3.250%	01/15/2008- 02/15/2009		6,450,000	6,267,662
0.000%	06/01/2017		1,000,000	586,161
Financing Corporation, Note
9.650%	11/02/2018		500,000	704,493
8.600%	09/26/2019		500,000	664,419
Tennessee Valley Authority
6.250%	12/15/2017		1,200,000	1,327,536
				116,099,247
U.S. Government Agencies—Mortgage Backed—34.8%
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027- 10/01/2029		760,132	790,831
7.000%	02/01/2016- 11/01/2033		1,686,091	1,737,197
6.500%	05/01/2008- 03/01/2036		11,017,952	11,256,030
6.000%	11/01/2016- 09/01/2036		15,449,119	15,580,990
5.500%	02/01/2018- 05/01/2036		42,997,525	42,577,270
5.000%	05/01/2018- 04/01/2036		48,007,489	46,550,984

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
4.500%	07/01/2011- 01/01/2036		$19,154,067	$18,443,621
4.000%	04/01/2009- 12/01/2020		4,294,836	4,066,701
3.500%	05/01/2011		69,881	66,003
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		83,742	86,861
7.000%	03/01/2030- 10/01/2036		5,358,009	5,509,231
6.500%	02/01/2017- 07/01/2036		8,144,462	8,320,787
6.000%	04/01/2014- 10/01/2036		39,187,874	39,441,062
5.500%	01/01/2018- 03/01/2036		66,283,074	65,551,655
5.000%	03/01/2018- 10/01/2035		61,247,155	59,351,894
4.500%	08/01/2011- 07/01/2035		18,433,284	17,623,809
4.000%	07/01/2011- 12/01/2018		5,789,305	5,502,520
Federal National Mortgage Association TBA
6.500%	10/01/2036		3,800,000	3,870,064
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		1,082,515	1,127,001
7.000%	09/15/2031		799,450	826,155
6.500%	03/15/2026- 06/15/2036		4,093,356	4,203,470
6.000%	02/15/2033- 11/15/2034		6,716,039	6,808,449
5.500%	03/15/2033- 06/15/2036		14,789,903	14,706,103
5.000%	05/15/2033- 12/15/2035		8,146,923	7,924,494
Government National Mortgage Association TBA
6.000%	10/01/2036		1,500,000	1,518,282
				383,441,464
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $507,057,571)				499,540,711

U.S. TREASURY OBLIGATIONS—24.6%
U.S. Treasury Bonds—8.0%
U.S. Treasury Bond
13.250%	05/15/2014		850,000	1,028,998
11.750%	11/15/2014		500,000	602,188
11.250%	02/15/2015		500,000	727,383
10.375%	11/15/2012		300,000	317,789
9.875%	11/15/2015		1,550,000	2,147,175
9.125%	05/15/2018		2,000,000	2,777,658
8.750%	05/15/2017- 05/15/2020	†	6,690,000	9,131,942
8.500%	02/15/2020		2,500,000	3,407,617
8.125%	08/15/2019	†	5,990,000	7,901,187
8.000%	11/15/2021	†	6,380,000	8,537,237
7.875%	02/15/2021	†	3,500,000	4,600,589
7.625%	02/15/2025		600,000	801,610
7.500%	11/15/2024		1,350,000	1,780,419
7.250%	05/15/2016- 08/15/2022	†	5,580,000	6,891,027
7.125%	02/15/2023		2,425,000	3,046,787
6.500%	11/15/2026		$1,150,000	$1,393,747
6.250%	05/15/2030	†	3,410,000	4,099,195
6.125%	11/15/2027	†	4,100,000	4,796,680
6.000%	02/15/2026	†	2,750,000	3,147,248
5.750%	08/15/2010		2,360,000	2,456,798
5.375%	02/15/2031	†	4,241,000	4,581,938
5.250%	02/15/2029		4,130,000	4,368,446
5.000%	08/15/2011	†	10,050,000	10,246,689
				88,790,347
U.S. Treasury Notes—16.6%
U.S. Treasury Note
6.000%	08/15/2009		4,470,000	4,634,657
5.625%	05/15/2008		3,440,000	3,487,974
5.500%	02/15/2008- 05/15/2009		5,000,000	5,085,472
5.125%	05/15/2016	†	2,750,000	2,853,557
5.000%	07/31/2008- 02/15/2011		15,740,000	15,886,872
4.875%	08/31/2008- 02/15/2012	†	16,575,000	16,752,771
4.750%	11/15/2008	†	9,100,000	9,115,288
4.625%	02/29/2008		990,000	987,912
4.500%	02/28/2011- 02/15/2036	†	8,535,000	8,363,116
4.375%	01/31/2008	†	10,770,000	10,709,430
4.250%	10/31/2007- 08/15/2015	†	21,750,000	21,331,828
4.125%	08/15/2008- 05/15/2015	†	8,630,000	8,382,316
4.000%	03/15/2010- 02/15/2015	†	26,090,000	25,517,189
3.875%	02/15/2013		1,650,000	1,585,355
3.750%	05/15/2008		5,650,000	5,563,708
3.625%	07/15/2009- 05/15/2013	†	2,910,000	2,823,747
3.500%	12/15/2009		5,770,000	5,583,831
3.375%	12/15/2008- 10/15/2009	†	4,430,000	4,309,046
3.250%	01/15/2009	†	7,630,000	7,402,298
3.125%	04/15/2009		1,570,000	1,514,560
3.000%	11/15/2007- 02/15/2008	†	17,420,000	17,050,883
2.625%	05/15/2008		4,100,000	3,967,074
				182,908,884
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $272,823,634)				271,699,231

MUNICIPAL OBLIGATIONS—0.2%
Financial Services—0.2%
Illinois State (Illinois)
5.100%	06/01/2033		1,100,000	1,054,053
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029		500,000	619,170
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		25,000	23,394
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		525,000	495,138
Oregon State (Oregon)
5.762%	06/01/2023		200,000	206,288
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,332,723)				2,398,043

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
SOVEREIGN DEBT OBLIGATIONS—1.8%
Government Issued—1.8%
British Columbia (Province of) (Canada)
6.500%	01/15/2026		$150,000	$172,331
Canadian Government (Canada)
5.250%	11/05/2008		250,000	252,301
Hydro Quebec (Canada)
6.300%	05/11/2011		350,000	366,811
Hydro-Quebec (Canada)
8.050%	07/07/2024		500,000	650,663
Italian Republic (Italy)
6.875%	09/27/2023		750,000	877,381
Italian Republic (Italy)
6.000%	02/22/2011		1,550,000	1,612,772
Italian Republic (Italy)
5.375%	06/15/2033		500,000	500,239
Italian Republic (Italy)
4.375%	06/15/2013		1,000,000	967,054
Italian Republic (Italy)
3.750%	12/14/2007		500,000	492,523
Italian Republic (Italy)
3.250%	05/15/2009		500,000	480,551
Malaysia Government (Malaysia)
8.750%	06/01/2009		500,000	542,333
Malaysia Government (Malaysia)
7.500%	07/15/2011		250,000	272,611
New Brunswick Province (Canada)
3.500%	10/23/2007		150,000	147,405
Nova Scotia Province (Canada)
5.750%	02/27/2012		350,000	361,295
Ontario Province (Canada)
5.500%	10/01/2008		550,000	555,543
Ontario Province (Canada)
5.450%	04/27/2016		1,000,000	1,028,633
Ontario Province (Canada)
4.500%	02/03/2015		400,000	385,744
Ontario Province (Canada)
3.625%	10/21/2009		250,000	240,978
Ontario Province (Canada)
3.282%	03/28/2008		250,000	243,224
People’s Republic of China (China)
4.750%	10/29/2013		250,000	244,808
Quebec Province (Canada)
7.500%	09/15/2029		600,000	772,046
Quebec Province (Canada)
6.125%	01/22/2011		850,000	884,381
Quebec Province (Canada)
5.750%	02/15/2009		850,000	864,671
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	102,622
Republic of Chile (Chile)
5.500%	01/15/2013		150,000	151,275
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	180,525
Republic of Korea (South Korea)
8.875%	04/15/2008		250,000	264,897
Republic of Poland (Poland)
5.250%	01/15/2014		200,000	200,374
Republic of Poland (Poland)
5.000%	10/19/2015		300,000	295,241
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	270,938
Saskatchewan Province (Canada)
7.375%	07/15/2013		230,000	261,657
State of Israel (Israel)
5.125%	03/01/2014		$250,000	$244,553
United Mexican States (Mexico)
8.375%	01/14/2011		500,000	559,250
United Mexican States (Mexico)
8.300%	08/15/2031		500,000	624,750
United Mexican States (Mexico)
8.125%	12/30/2019	†	750,000	901,875
United Mexican States (Mexico)
7.500%	04/08/2033		400,000	462,400
United Mexican States (Mexico)
6.625%	03/03/2015		185,000	197,025
United Mexican States (Mexico)
6.375%	01/16/2013		679,000	715,666
United Mexican States (Mexico)
5.875%	01/15/2014	†	1,000,000	1,025,000
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $19,200,532)				19,374,346

ASSET BACKED SECURITIES—1.1%
Automotive—0.5%
AmeriCredit Automobile Receivables Trust, Series 2003-D-M, Class A-4
2.840%	08/06/2010		696,091	686,739
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4
3.060%	10/21/2009		1,000,000	982,700
Household Auto Receivables Trust, Series 2002-3, Class A4A, (FRN)
3.440%	05/18/2009		896,646	887,537
WFS Financial Owner Trust, Series 2004-4, Class A4
3.440%	05/17/2012		2,750,000	2,679,539
				5,236,515
Credit Cards—0.4%
Bank One Issuance Trust, Series 2003-A7, Class A7
3.350%	03/15/2011		1,500,000	1,457,288
Capital One Master Trust, Series 2001-8, Class A
4.600%	08/17/2009		400,000	400,179
Citibank Credit Card Master Trust I, Series 1999-2, Class A
5.875%	03/10/2011		1,500,000	1,529,651
MBNA Master Credit Card Trust, Series 1999-B, Class A
5.900%	08/15/2011		825,000	843,068
				4,230,186
Electric Utilities—0.2%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%	03/01/2016		2,700,000	2,948,838
TOTAL ASSET BACKED SECURITIES
(Cost $12,819,556)				12,415,539

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—5.3%
Mortgage Backed—5.3%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043		500,000	498,520

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.050%	11/10/2038	$3,000,000	$2,877,637
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5
4.811%	12/10/2042	500,000	483,140
Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A2
4.764%	07/10/2045	1,750,000	1,729,928
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM, (FRN)
5.182%	09/10/2047	1,000,000	992,211
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	750,000	751,618
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4, (FRN)
5.226%	07/15/2044	900,000	897,521
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2
5.416%	05/15/2036	2,000,000	2,012,308
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832%	04/15/2037	1,750,000	1,690,160
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	2,650,000	2,615,894
CS First Boston Mortgage Securities Corporation, Series 1998-C2, Class A2
6.300%	11/11/2030	386,797	394,147
CS First Boston Mortgage Securities Corporation, Series 2003-C5, Class A2
3.808%	12/15/2036	1,000,000	975,577
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2
6.180%	08/15/2033	196,965	198,334
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4
4.978%	05/10/2043	1,000,000	976,048
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AM, (FRN)
5.333%	11/10/2045	2,000,000	1,996,786
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2
6.531%	05/15/2033	3,500,000	3,676,813
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2
3.915%	11/10/2038	1,000,000	966,265
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%	03/15/2033	1,707,000	1,824,209
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A3
4.776%	03/10/2038	1,000,000	974,330
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class D
5.044%	12/10/2041	250,000	242,361
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A2
4.767%	03/12/2039	1,000,000	973,298
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class AM, (FRN)
5.335%	01/12/2043	900,000	901,767
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042	$935,000	$896,683
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class E
4.981%	07/15/2042	750,000	721,776
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4B
4.996%	08/15/2042	1,075,000	1,046,436
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4
4.918%	10/15/2042	1,565,000	1,518,377
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CIBC7, Class A3
4.449%	01/12/2038	2,000,000	1,947,384
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB9, Class A4, (FRN)
5.378%	06/12/2041	750,000	759,947
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CIBC10, Class AJ
4.951%	01/12/2037	1,750,000	1,699,193
LB Commercial Mortgage Trust, Series 1991-C1, Class A2
6.780%	06/15/2031	6,000,000	6,200,975
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5
4.853%	09/15/2031	1,500,000	1,474,604
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027	1,000,000	980,258
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6
4.786%	10/15/2029	1,000,000	967,503
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3
5.403%	07/12/2034	500,000	504,919
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3, (FRN)
5.485%	02/12/2039	750,000	758,809
Morgan Stanley Capital I, Series 2004-HQ3, Class A4
4.800%	01/13/2041	750,000	727,255
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.940%	09/13/2045	1,000,000	965,493
Morgan Stanley Capital I, Series 2004-T15, Class A2
4.690%	06/13/2041	500,000	493,183
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
6.423%	06/18/2030	499,543	505,618
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3
4.440%	11/15/2034	3,000,000	2,949,155
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035	750,000	698,522
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035	750,000	738,992
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041	500,000	496,410
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, (FRN)
5.234%	08/15/2041	750,000	752,060
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041	1,000,000	965,145

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, (FRN)
5.992%	06/15/2045		$1,000,000	$1,048,917
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $59,088,942)				58,466,486

CASH EQUIVALENTS—11.6%
Bank & Certificate Deposits/Offshore Time Deposits—11.2%
Abbey National PLC
5.270%	10/03/2006	††	2,631,103	2,631,103
Abbey National PLC
5.270%	10/04/2006	††	2,631,103	2,631,103
Bank Of Montreal
5.280%	10/16/2006	††	2,104,882	2,104,882
Bank Of Nova Scotia
5.280%	10/11/2006	††	2,631,103	2,631,103
Barclays
5.310%	10/20/2006	††	2,631,103	2,631,103
Barclays
5.305%	11/21/2006	††	2,631,103	2,631,103
Barton Capital LLC
5.267%	10/06/2006	††	2,631,103	2,631,103
BNP Paribas
5.260%	10/05/2006	††	2,631,103	2,631,103
Branch Banker &Trust
5.270%	10/10/2006	††	2,631,103	2,631,103
CAFCO Funding LLC
5.289%	11/17/2006	††	1,052,441	1,052,441
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	5,262,206	5,262,206
Charta LLC
5.314%	11/01/2006	††	1,052,441	1,052,441
CIESCO Domestic
5.290%	11/16/2006	††	1,052,441	1,052,441
Clipper Receivables Corp
5.283%	10/19/2006	††	1,578,662	1,578,662
Commonwealth Bank of Australia
5.275%	10/23/2006	††	2,031,212	2,031,212
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	2,631,103	2,631,103
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	2,104,882	2,104,882
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	2,631,103	2,631,103
Fairway Finance
5.292%	10/24/2006	††	2,104,882	2,104,882
Fairway Finance
5.274%	10/03/2006	††	1,052,441	1,052,441
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	1,052,441	1,052,441
Fortis Bank
5.300%	11/20/2006	††	1,052,441	1,052,441
Fortis Bank
5.280%	10/19/2006	††	3,157,324	3,157,324
General Electric Capital Corporation
5.285%	11/03/2006	††	2,104,882	2,104,882
Harris NA
5.280%	11/22/2006	††	2,631,103	2,631,103
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	$2,104,882	$2,104,882
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	1,052,441	1,052,441
Liberty Street
5.282%	10/13/2006	††	1,052,441	1,052,441
Lloyds TSB Bank
5.270%	10/02/2006	††	3,157,324	3,157,324
Merrill Lynch & Co
5.365%	10/02/2006	††	4,306,656	4,306,656
Morgan Stanley & Co
5.365%	10/02/2006	††	14,734,176	14,734,176
National Australia Bank
5.360%	10/02/2006	††	4,209,765	4,209,765
Paradigm Funding LLC
5.287%	10/10/2006	††	1,052,441	1,052,441
Park Avenue Receivables Corp
5.283%	10/26/2006	††	1,052,441	1,052,441
Park Avenue Receivables Corp
5.281%	10/03/2006	††	1,052,441	1,052,441
Royal Bank of Canada
5.300%	10/27/2006	††	2,631,103	2,631,103
Royal Bank of Canada
5.300%	11/17/2006	††	1,052,441	1,052,441
Royal Bank of Scotland
5.300%	10/27/2006	††	2,631,103	2,631,103
Sheffiled Receivables Corp
5.285%	10/18/2006	††	1,052,441	1,052,441
Societe Generale
5.300%	10/23/2006	††	3,788,788	3,788,788
Societe Generale
5.280%	11/01/2006	††	4,209,765	4,209,765
Svenska Handlesbanken
5.350%	10/02/2006	††	4,252,578	4,252,578
Three Pillars Funding LLC
5.284%	10/02/2006	††	1,052,441	1,052,441
Toronto Dominion Bank
5.265%	10/12/2006	††	2,631,103	2,631,103
UBS AG
5.305%	10/02/2006	††	2,631,103	2,631,103
UBS AG
5.300%	10/27/2006	††	2,631,103	2,631,103
Variable Funding Capital Co
5.265%	10/02/2006	††	1,564,081	1,564,081
Wells Fargo
5.270%	10/17/2006	††	2,631,103	2,631,103
Yorktown Capital LLC
5.287%	10/18/2006	††	1,052,441	1,052,441
				123,292,313
Floating Rate Instruments/Master Notes—0.4%
Bank of America
5.310%	07/10/2007	††	2,631,103	2,631,103
Bank of America
5.270%	11/10/2006	††	2,104,882	2,104,882
				4,735,985
TOTAL CASH EQUIVALENTS
(Cost $128,028,298)				128,028,298

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

	Face	Value

REPURCHASE AGREEMENTS—1.1%
IBT Repurchase Agreement dated 09/29/2006 due 10/02/2006, with a maturity value of $12,348,986 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 6.47% to 9.50%, maturity dates ranging from 08/01/2034 to 04/25/2016 and an aggregate market value of $12,961,413	$12,344,203	$12,344,203
TOTAL INVESTMENTS—111.5%
(Cost $1,241,049,028)		1,230,134,411
Other assets less liabilities—(11.5%)		(127,225,320)
NET ASSETS—100.0%		$1,102,909,091

Legend to the Schedule of Investments:

FRN	Floating Rate Note

MTN	Medium Term Note

REIT	Real Estate Investment Trust

‡	Security valued at fair value as determined by policies approved by the board of directors.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.30% of Total Investments.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—98.8%
Advertising—0.2%
Interpublic Group, Inc. *†	13,428	$132,937
Monster Worldwide, Inc. *	3,572	129,271
Omnicom Group	5,537	518,263
		780,471
Aerospace & Defense—1.6%
Goodrich Corporation	3,725	150,937
Boeing Company (The)	24,149	1,904,149
General Dynamics Corporation	12,122	868,784
Honeywell International, Inc.	25,109	1,026,958
Lockheed Martin Corporation	10,668	918,088
Northrop Grumman Corporation	10,578	720,044
Textron, Inc.	4,027	352,362
		5,941,322
Airlines—0.1%
Southwest Airlines Company	22,759	379,165
Apparel Retailers—0.4%
Gap, Inc. (The) †	16,874	319,762
Kohl’s Corporation *	10,470	679,712
Ltd. Brands	10,263	271,867
Nordstrom, Inc.	6,656	281,549
		1,552,890
Automotive—0.7%
Autonation, Inc. *	5,626	117,583
Ford Motor Company †	55,078	445,581
General Motors Corporation †	16,757	557,338
Genuine Parts Company	5,410	233,333
Goodyear Tire & Rubber Company (The) *†	5,556	80,562
Harley-Davidson, Inc.	8,404	527,351
Navistar International Corporation *	2,176	56,184
Paccar, Inc. †	7,458	425,255
		2,443,187
Banking—11.7%
American Express Company	37,136	2,082,587
AmSouth Bancorp	10,218	296,731
BB&T Corporation †	16,108	705,208
Bank of America Corporation	138,117	7,398,928
Bank of New York Company, Inc. (The)	22,867	806,290
Capital One Financial Corporation	9,101	715,885
CIT Group, Inc.	6,087	296,011
Citigroup, Inc.	149,896	7,445,334
Comerica, Inc.	4,863	276,802
Commerce Bancorp, Inc. †	5,556	203,961
Compass Bancshares, Inc.	3,600	205,128
Fifth Third Bancorp †	16,462	626,873
First Horizon National Corporation †	3,674	139,649
Golden West Financial Corporation	7,771	600,310
Huntington Bancshares, Inc.	7,147	171,028
JP Morgan Chase & Company	104,731	4,918,168
KeyCorp	12,073	452,013
M&T Bank Corporation	2,431	291,623
Marshall & IIsley Corporation	7,337	353,497
Mellon Financial Corporation	12,412	485,309
National City Corporation	17,831	652,615
North Fork Bancorp, Inc.	14,553	416,798
Northern Trust Corporation	5,418	$316,574
PNC Financial Services Group, Inc.	8,880	643,267
Regions Financial Corporation †	14,002	515,134
SLM Corporation	12,376	643,304
Sovereign Bancorp, Inc.	11,004	236,696
State Street Corporation	9,782	610,397
Suntrust Banks, Inc.	11,177	863,759
Synovus Financial Corporation	9,554	280,601
U.S. Bancorp	54,205	1,800,690
Wachovia Corporation	48,783	2,722,091
Washington Mutual, Inc.	29,515	1,283,017
Wells Fargo & Company	101,904	3,686,887
Zions Bancorp	3,246	259,063
		43,402,228
Beverages, Food & Tobacco—5.0%
Altria Group, Inc.	63,260	4,842,553
Anheuser-Busch Companies, Inc.	23,142	1,099,476
Archer-Daniels-Midland Company	19,681	745,516
Brown-Forman Corporation Class B	2,464	188,866
Campbell Soup Company †	6,505	237,432
Coca-Cola Company (The)	61,905	2,765,915
Coca-Cola Enterprises, Inc.	9,430	196,427
ConAgra Foods, Inc.	15,594	381,741
Constellation Brands, Inc. Class A *†	5,780	166,348
Dean Foods Company *	4,192	176,148
General Mills, Inc.	10,752	608,563
H.J. Heinz Company	10,333	433,263
Hershey Foods Corporation †	5,550	296,647
Kellogg Company	7,575	375,114
McCormick & Company, Inc.	3,895	147,932
Molson Coors Brewing Company—Class B	1,673	115,270
Pepsi Bottling Group, Inc. †	4,086	145,053
Pepsico, Inc.	49,632	3,238,984
Reynolds American, Inc. †	4,950	306,751
Sara Lee Corporation	23,124	371,603
Supervalu, Inc.	6,343	188,070
Sysco Corporation	18,436	616,684
Tyson Foods, Inc. Class A †	7,900	125,452
UST, Inc. †	5,151	282,429
WM Wrigley Jr. Company †	6,663	306,898
		18,359,135
Building Materials—1.1%
Home Depot, Inc.	63,564	2,305,466
Louisiana-Pacific Corporation	3,355	62,973
Lowe’s Companies, Inc. †	46,764	1,312,198
Vulcan Materials Company	3,021	236,393
		3,917,030
Chemicals—1.4%
Air Products & Chemicals, Inc.	6,726	446,405
Avery Dennison Corporation	3,207	192,965
Dow Chemical Company (The)	28,836	1,124,027
Eastman Chemical Company	2,451	132,403
Ecolab, Inc. †	5,738	245,701
EI Du Pont de Nemours & Company	27,450	1,175,958
Hercules, Inc. *	3,515	55,432
International Flavors & Fragrances, Inc.	2,365	93,512
Monsanto Company	15,994	751,878

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
PPG Industries, Inc.		5,081	$340,833
Praxair, Inc.		9,796	579,531
			5,138,645
Coal—0.0%
Consol Energy, Inc.		5,595	177,529

Commercial Services—1.0%
Allied Waste Industries, Inc.	*	6,039	68,060
Apollo Group, Inc. Class A	*	4,409	217,099
Cintas Corporation		4,114	167,975
Convergys Corporation	*	4,528	93,503
Equifax, Inc.		3,865	141,884
Fluor Corporation		2,599	199,837
H&R Block, Inc.		10,232	222,444
Moody’s Corporation		7,378	482,374
Paychex, Inc.		9,822	361,941
Robert Half International, Inc.	†	5,293	179,803
RR Donnelley & Sons Company		6,781	223,502
Ryder System, Inc.	†	2,030	104,910
Waste Management, Inc.		16,395	601,369
Xerox Corporation	*	29,117	453,061
			3,517,762
Communications—1.6%
ADC Telecommunications, Inc.	*	3,642	54,630
Avaya, Inc.	*	13,317	152,346
Ciena Corp.	*	2,144	58,424
Comverse Technology, Inc.	*	6,104	130,870
Corning, Inc.	*	46,470	1,134,333
L-3 Communications Holdings, Inc.		3,523	275,957
Motorola, Inc.		74,354	1,858,850
Network Appliance, Inc.	*†	11,224	415,400
Qualcomm, Inc.		50,499	1,835,639
			5,916,449
Computer Software & Processing—5.5%
Adobe Systems, Inc.	*	17,858	668,782
Affiliated Computer Services, Inc. Class A	*†	3,680	190,845
Autodesk, Inc.	*	7,066	245,755
Automatic Data Processing, Inc.		17,124	810,650
BMC Software, Inc.	*	6,466	176,005
CA, Inc.		14,066	333,224
Citrix Systems, Inc.	*	5,196	188,147
Computer Sciences Corporation	*	5,432	266,820
Compuware Corporation	*	12,167	94,781
Electronic Arts, Inc.	*	9,238	514,372
Electronic Data Systems Corporation		16,012	392,614
First Data Corporation		22,793	957,306
Fiserv, Inc.	*	5,668	266,906
Google, Inc. Class A	*	6,478	2,603,508
IMS Health, Inc.		6,032	160,692
Intuit, Inc.	*	10,932	350,808
Juniper Networks, Inc.	*	17,005	293,846
Microsoft Corporation		263,299	7,195,962
NCR Corporation	*	5,590	220,693
Novell, Inc.	*	11,821	72,345
Nvidia Corporation	*	10,268	303,830
Oracle Corporation	*	122,674	2,176,237
Parametric Technology Corp.	*	3,375	58,927
Symantec Corporation	*	30,890	$657,339
Unisys Corporation	*	10,465	59,232
VeriSign, Inc.	*	7,800	157,560
Yahoo!, Inc.	*	37,700	953,056
			20,370,242
Computers—0.1%
Sun Microsystems, Inc.	*	103,203	512,919

Computers & Information—4.6%
Apple Computer, Inc.	*	25,717	1,980,980
Cisco Systems, Inc.	*	184,486	4,243,178
Dell, Inc.	*	70,432	1,608,667
EMC Corporation	*	71,183	852,772
Hewlett-Packard Company		84,473	3,099,314
International Business Machines Corporation		46,884	3,841,675
International Game Technology		10,262	425,873
Lexmark International, Inc.	*†	3,468	199,965
Pitney Bowes, Inc.		6,896	305,976
Sandisk Corporation	*	5,500	294,470
Solectron Corporation	*	29,567	96,388
Symbol Technologies, Inc.		7,303	108,523
			17,057,781
Containers & Packaging—0.1%
Ball Corporation		3,168	128,146
Sealed Air Corporation		2,391	129,401
			257,547
Cosmetics & Personal Care—2.2%
Alberto Culver Company Class B		2,202	111,399
Avon Products, Inc.		14,018	429,792
Clorox Company		4,566	287,658
Colgate-Palmolive Company		15,470	960,687
Estee Lauder Companies, Inc. (The) Class A	†	3,640	146,801
Procter & Gamble Company		96,879	6,004,560
			7,940,897
Diversified—3.5%
3M Company		22,750	1,693,055
General Electric Company		313,639	11,071,457
ITT Industries, Inc.		5,442	279,011
			13,043,523
Electric Utilities—3.3%
AES Corporation (The)	*	19,714	401,968
Allegheny Energy, Inc.	*	4,824	193,780
Ameren Corporation	†	6,170	325,714
American Electric Power Company, Inc.		11,609	422,219
CMS Energy Corporation	*	7,199	103,954
Centerpoint Energy, Inc.	†	9,695	138,832
Consolidated Edison, Inc.	†	7,439	343,682
Constellation Energy Group, Inc.		5,297	313,582
DTE Energy Company	†	5,330	221,248
Dominion Resources, Inc.		10,409	796,184
Duke Energy Corp.		38,408	1,159,922
Edison International		9,898	412,153
Entergy Corporation		6,303	493,084
Exelon Corporation		19,945	1,207,470
FPL Group, Inc.		11,946	537,570
FirstEnergy Corporation		9,744	544,300

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
KeySpan Corporation	5,136	$211,295
NiSource, Inc.	8,413	182,899
PG&E Corporation	10,328	430,161
PPL Corporation	11,228	369,401
Pinnacle West Capital Corporation	2,891	130,240
Progress Energy, Inc. †	7,759	352,103
Public Service Enterprise Group, Inc.	7,446	455,621
Sempra Energy	7,751	389,488
Southern Company (The) †	22,131	762,634
TXU Corporation	13,742	859,150
TECO Energy, Inc.	5,950	93,117
Xcel Energy, Inc.	12,731	262,895
		12,114,666
Electrical Equipment—0.3%
Cooper Industries Ltd. Class A	2,656	226,344
Emerson Electric Company	12,325	1,033,574
		1,259,918
Electronics—2.9%
Advanced Micro Devices, Inc. *	14,436	358,735
Agilent Technologies, Inc. *	12,539	409,900
Altera Corporation *	11,395	209,440
American Power Conversion Corporation †	5,418	118,979
Analog Devices, Inc.	11,110	326,523
Broadcom Corporation Class A *	14,124	428,522
Freescale Semiconductor, Inc. Class B *	12,267	466,269
Intel Corporation	175,857	3,617,378
JDS Uniphase Corporation *	45,346	99,308
Jabil Circuit, Inc.	5,122	146,336
LSI Logic Corporation *†	12,007	98,698
Linear Technology Corporation †	8,992	279,831
Maxim Integrated Products, Inc.	9,705	272,419
Micron Technology, Inc. *	21,838	379,981
Molex, Inc.	4,262	166,090
National Semiconductor Corporation	10,068	236,900
Novellus Systems, Inc. *	4,373	120,957
PMC-Sierra, Inc. *†	5,469	32,486
QLogic Corporation *	4,584	86,638
Raytheon Company	13,679	656,729
Rockwell Collins, Inc.	5,106	280,013
Sanmina-SCI Corporation *	16,779	62,753
Tektronix, Inc.	2,676	77,417
Teradyne, Inc. *†	6,358	83,671
Texas Instruments, Inc.	48,413	1,609,732
Xilinx, Inc.	10,839	237,916
		10,863,621
Entertainment & Leisure—1.8%
Eastman Kodak Company †	8,976	201,062
Harrah’s Entertainment, Inc.	5,444	361,645
Hasbro, Inc.	5,527	125,739
Mattel, Inc.	11,814	232,736
News Corporation, Inc. Class A	72,650	1,427,572
Time Warner, Inc.	124,852	2,276,052
Walt Disney Company	64,565	1,995,704
		6,620,510
Financial Services—4.1%
Ameriprise Financial, Inc.	7,301	342,417
Bear Stearns Companies, Inc. (The)	3,605	$505,060
Charles Schwab Corporation (The)	31,601	565,658
Chicago Mercantile Exchange	1,065	509,336
Countrywide Financial Corporation	18,100	634,224
E*Trade Financial Corporation *	12,800	306,176
Federal Home Loan Mortgage Corporation	20,592	1,365,867
Federal National Mortgage Association	28,946	1,618,371
Federated Investors, Inc. Class B	2,799	94,634
Franklin Resources, Inc.	4,882	516,272
Goldman Sachs Group, Inc.	13,056	2,208,684
Janus Capital Group, Inc.	6,553	129,225
Legg Mason, Inc.	3,983	401,725
Lehman Brothers Holdings, Inc.	16,302	1,204,066
Merrill Lynch & Company, Inc.	27,360	2,140,099
Morgan Stanley	32,285	2,353,899
T. Rowe Price Group, Inc.	7,884	377,249
		15,272,962
Food Retailers—0.5%
Kroger Company	21,895	506,650
Safeway, Inc.	13,907	422,077
Starbucks Corporation *	22,870	778,724
Whole Foods Market, Inc.	4,200	249,606
		1,957,057
Forest Products & Paper—0.6%
Bemis Company	3,365	110,574
International Paper Company	14,513	502,585
Kimberly Clark Corporation	13,949	911,707
MeadWestvaco Corporation	5,462	144,798
Pactiv Corporation *	4,478	127,265
Temple-Inland, Inc.	3,438	137,864
Weyerhaeuser Company	7,461	459,075
		2,393,868
Health Care Providers—1.2%
Caremark Rx, Inc.	13,322	754,958
Coventry Health Care, Inc. *	4,800	247,296
Express Scripts, Inc. *	4,374	330,193
HCA, Inc.	12,491	623,176
Health Management Associates, Inc. Class A †	7,595	158,736
Laboratory Corporation of America Holdings *	3,640	238,675
Manor Care, Inc. †	2,002	104,665
Tenet Healthcare Corporation *†	14,819	120,627
UnitedHealth Group, Inc.	40,734	2,004,113
		4,582,439
Heavy Construction—0.1%
Centex Corporation †	3,736	196,588

Heavy Machinery—2.2%
American Standard Companies, Inc.	5,509	231,213
Applied Materials, Inc. †	48,463	859,249
Baker Hughes, Inc.	10,203	695,845
Black & Decker Corporation †	2,261	179,410
Caterpillar, Inc.	20,302	1,335,872
Cummins, Inc.	1,660	197,922
Deere & Company	7,329	614,976
Dover Corporation	6,014	285,304

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Eaton Corporation	4,413	$303,835
Ingersoll-Rand Company Class A	9,736	369,773
National-Oilwell Varco, Inc. *	5,295	310,022
Pall Corporation †	3,958	121,946
Parker Hannifin Corporation	3,755	291,876
Rockwell Automation, Inc.	5,356	311,184
Stanley Works (The)	2,127	106,031
United Technologies Corporation	30,398	1,925,713
W.W. Grainger, Inc.	2,254	151,063
		8,291,234
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc.	8,206	196,534
Harman International Industries, Inc.	2,000	166,880
Johnson Controls, Inc.	5,919	424,629
KB Home	2,308	101,090
Leggett & Platt, Inc.	5,276	132,058
Lennar Corporation Class A †	4,253	192,448
Masco Corporation	12,939	354,787
Pulte Homes, Inc.	6,258	199,380
Whirlpool Corporation	2,302	193,621
		1,961,427
Household Products—0.4%
Fortune Brands, Inc.	4,419	331,911
Illinois Tool Works, Inc.	12,230	549,127
Newell Rubbermaid, Inc.	7,990	226,277
Rohm & Haas Company	4,355	206,209
Snap-On, Inc.	1,846	82,239
		1,395,763
Industrial—Diversified—0.5%
Tyco International Ltd.	61,531	1,722,253

Insurance—5.6%
ACE Ltd. (Bermuda)	9,836	538,324
Aflac, Inc.	14,910	682,282
Aetna, Inc.	17,102	676,384
Allstate Corporation (The)	19,389	1,216,272
AMBAC Financial Group, Inc.	3,084	255,201
American International Group, Inc.	78,527	5,203,199
AON Corporation	9,430	319,394
Chubb Corporation	12,172	632,457
Cigna Corporation	3,554	413,401
Cincinnati Financial Corporation	5,083	244,289
Genworth Financial, Inc. Class A	13,920	487,339
Hartford Financial Services Group, Inc.	8,962	777,454
Humana, Inc. *	5,100	337,059
Lincoln National Corporation	8,949	555,554
Loews Corporation	13,392	507,557
MBIA, Inc. †	4,034	247,849
MGIC Investment Corporation	2,777	166,537
Marsh & McLennan Companies, Inc.	16,339	459,943
Metlife, Inc.	22,837	1,294,401
Principal Financial Group	8,326	451,935
Progressive Corporation (The)	24,064	590,531
Prudential Financial, Inc.	14,698	1,120,723
Safeco Corporation	3,618	213,209
St. Paul Travelers Companies	20,567	964,387
Torchmark Corporation	3,284	207,253
UnumProvident Corporation	9,377	$181,820
WellPoint, Inc. *	19,250	1,483,213
XL Capital Ltd. Class A (Bermuda)	5,346	367,270
		20,595,237
Lodging—0.3%
Hilton Hotels Corporation	11,052	307,798
Marriott International, Inc. Class A	9,762	377,204
Starwood Hotels & Resorts Worldwide, Inc.	6,705	383,459
Wyndham Worldwide Corp. *	6,076	169,946
		1,238,407
Media—Broadcasting & Publishing—1.7%
CBS Corp. Class B	23,580	664,249
Clear Channel Communications, Inc.	15,334	442,386
Comcast Corporation Class A *	63,818	2,351,693
Dow Jones & Company, Inc. †	2,056	68,958
E.W. Scripps Company Class A	2,500	119,825
Gannett Company, Inc. †	7,093	403,095
McGraw-Hill Companies, Inc. (The)	10,854	629,858
Meredith Corporation	1,189	58,653
New York Times Company Class A †	4,417	101,503
Tribune Company	6,932	226,815
Univision Communications, Inc. Class A *†	6,880	236,259
Viacom, Inc. Class B *	22,980	854,396
		6,157,690
Medical Equipment & Supplies—0.0%
Patterson Companies, Inc. *†	3,500	117,635

Medical Supplies—3.6%
Allergan, Inc.	4,430	498,862
Applera Corporation—Applied Biosystems Group	5,286	175,019
Bausch & Lomb, Inc.	1,661	83,266
Baxter International, Inc.	19,805	900,335
Becton, Dickinson & Company	7,580	535,679
Biomet, Inc.	7,495	241,264
Boston Scientific Corporation *	36,582	541,048
C.R. Bard, Inc. †	3,184	238,800
Fisher Scientific International *	3,600	281,664
Johnson & Johnson	89,044	5,782,517
Kla-Tencor Corporation	5,865	260,817
Medtronic, Inc.	36,230	1,682,521
Millipore Corporation *†	1,546	94,770
PerkinElmer, Inc.	4,019	76,080
Quest Diagnostics, Inc. †	4,860	297,238
St. Jude Medical, Inc. *	11,090	391,366
Stryker Corporation	8,604	426,672
Thermo Electron Corporation *†	5,157	202,825
Waters Corporation *	3,186	144,262
Zimmer Holdings, Inc. *	7,357	496,598
		13,351,603
Metals—0.9%
Alcoa, Inc.	25,904	726,348
Allegheny Technologies, Inc. †	2,816	175,127
Danaher Corporation	7,201	494,493
Newmont Mining Corporation	13,582	580,631
Nucor Corporation	9,520	471,145

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Phelps Dodge Corporation	6,180	$523,446
United States Steel Corporation	3,716	214,339
		3,185,529
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	5,578	297,084

Oil & Gas—9.0%
Anadarko Petroleum Corporation	13,644	598,017
Apache Corporation	9,963	629,662
Ashland, Inc. †	2,173	138,594
BJ Services Company †	9,826	296,057
Chesapeake Energy Corporation †	12,537	363,322
Chevron Texaco Corporation	66,530	4,315,136
ConocoPhillips	49,611	2,953,343
Devon Energy Corporation	13,246	836,485
Dynegy, Inc. Class A *	7,665	42,464
EOG Resources, Inc.	7,355	478,443
EL Paso Corporation †	19,255	262,638
Exxon Mobil Corporation	180,824	12,133,290
Halliburton Company	30,946	880,414
Hess Corp.	7,251	300,336
Kinder Morgan, Inc.	3,186	334,052
Marathon Oil Corporation	10,937	841,055
Murphy Oil Corporation †	5,510	262,001
Nabors Industries Ltd. *†	9,284	276,199
Nicor, Inc. †	1,395	59,650
Noble Corporation	4,237	271,931
Occidental Petroleum Corporation	25,652	1,234,118
Peoples Energy Corporation	1,166	47,398
Rowan Companies, Inc. †	3,489	110,357
Schlumberger Ltd.	35,582	2,207,151
Smith International, Inc.	5,107	198,152
Sunoco, Inc.	4,228	262,939
Transocean, Inc. *	9,731	712,601
Valero Energy Corporation	18,680	961,460
Weatherford International Ltd. *	10,600	442,232
Williams Companies, Inc.	17,295	412,832
XTO Energy, Inc.	10,933	460,607
		33,322,936
Pharmaceuticals—7.0%
Abbott Laboratories	46,359	2,251,193
AmerisourceBergen Corporation	6,418	290,094
Amgen, Inc. *	35,558	2,543,464
Barr Pharmaceuticals, Inc. *	3,200	166,208
Biogen Idec, Inc. *	10,074	450,106
Bristol-Myers Squibb Company	59,202	1,475,314
Cardinal Health, Inc.	12,740	837,528
Eli Lilly & Company	30,476	1,737,132
Forest Laboratories, Inc. *	9,616	486,666
Genzyme Corporation *	7,897	532,811
Gilead Sciences, Inc. *	13,910	955,617
Hospira, Inc. *	4,680	179,104
King Pharmaceuticals, Inc. *	7,638	130,075
McKesson Corporation	9,367	493,828
Medco Health Solutions, Inc. *	9,258	556,498
MedImmune, Inc. *†	7,440	217,322
Merck & Company, Inc.	65,403	2,740,386
Mylan Laboratories	6,000	120,780
Pfizer, Inc.	220,501	6,253,408
Schering-Plough Corporation	44,889	991,598
Sigma Aldrich Corporation †	1,896	$143,470
Watson Pharmaceuticals, Inc. *	2,919	76,390
Wyeth	40,593	2,063,748
		25,692,740
Real Estate—1.1%
Apartment Investment & Management Company REIT Class A †	2,984	162,359
Archstone-Smith Trust REIT	6,200	337,528
Boston Properties, Inc. REIT †	3,120	322,421
Equity Office Properties Trust REIT	11,548	459,148
Equity Residential REIT	8,722	441,159
Kimco Realty Corporation REIT	6,400	274,368
Plum Creek Timber Company, Inc. REIT	5,794	197,228
Prologis REIT	7,198	410,718
Public Storage, Inc. REIT	3,559	306,038
Realogy Corp. *†	7,595	172,255
Simon Property Group, Inc. REIT	6,730	609,873
Vornado Realty Trust REIT	3,500	381,500
		4,074,595
Restaurants—0.6%
Darden Restaurants, Inc.	3,972	168,691
McDonald’s Corporation †	37,563	1,469,465
Wendy’s International, Inc.	3,408	228,336
Yum! Brands, Inc.	8,174	425,457
		2,291,949
Retailers—3.9%
Amazon.Com, Inc. *†	9,300	298,716
Autozone, Inc. *	1,646	170,032
Bed Bath & Beyond, Inc. *	8,277	316,678
Best Buy Company, Inc.	12,303	658,949
Big Lots, Inc. *†	3,704	73,376
CVS Corporation	24,792	796,319
Circuit City Stores, Inc.	4,766	119,674
Costco Wholesale Corporation	14,007	695,868
Dillard’s, Inc. Class A †	1,726	56,492
Dollar General Corporation	9,870	134,528
eBay, Inc. *	34,985	992,175
Family Dollar Stores, Inc.	5,061	147,984
Federated Department Stores	16,042	693,175
JC Penney Company, Inc. (Holding Company)	7,033	480,987
Office Depot, Inc. *	8,714	345,946
OfficeMax, Inc.	2,397	97,654
RadioShack Corporation	3,908	75,424
Sears Holdings Corporation *	2,747	434,273
Sherwin-Williams Company (The)	3,384	188,760
Staples, Inc.	22,357	543,946
TJX Companies, Inc.	14,038	393,485
Target Corporation	26,295	1,452,799
Tiffany & Company	4,243	140,868
Walgreen Company	30,210	1,341,022
Wal-Mart Stores, Inc.	75,462	3,721,786
		14,370,916
Telecommunications—0.2%
Citizens Communications Company	10,409	146,142
Lucent Technologies, Inc. *	131,379	307,427
Tellabs, Inc. *	12,229	134,030
		587,599

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Telephone Systems—3.4%
Alltel Corporation	11,652	$646,686
AT&T, Inc.	117,444	3,823,977
BellSouth Corporation	54,631	2,335,475
CenturyTel, Inc.	4,207	166,892
Embarq Corp.	4,416	213,602
Qwest Communications International, Inc. *	45,657	398,129
Sprint Nextel Corp.	89,854	1,540,996
Verizon Communications, Inc.	87,328	3,242,489
Windstream Corp.	14,143	186,546
		12,554,792
Textiles, Clothing & Fabrics—0.4%
Coach, Inc. *	11,268	387,619
Jones Apparel Group, Inc.	3,500	113,540
Liz Claiborne, Inc.	3,056	120,743
Nike, Inc. Class B	5,805	508,634
VF Corporation	2,652	193,463
		1,323,999
Transportation—1.8%
Brunswick Corporation	2,897	90,357
Burlington Northern Santa Fe Corporation	11,092	814,596
CSX Corporation	12,756	418,779
Carnival Corporation †	13,165	619,150
FedEx Corporation	9,229	1,003,008
Norfolk Southern Corporation	12,304	541,991
Sabre Holdings Corporation	3,944	92,250
Union Pacific Corporation	7,880	693,440
United Parcel Service, Inc. Class B	32,667	2,350,064
		6,623,635
TOTAL COMMON STOCKS
(Cost $193,639,216)		365,127,374

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.850%	12/07/2006	**	$190,000	188,264
4.828%	12/07/2006	**	50,000	49,544
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $237,808)				237,808

CASH EQUIVALENTS—5.1%
Bank & Certificate Deposits/Offshore Time Deposits—4.9%
Abbey National PLC
5.270%	10/03/2006	††	387,808	387,808
Abbey National PLC
5.270%	10/04/2006	††	387,807	387,807
Bank Of Montreal
5.280%	10/16/2006	††	310,246	310,246
Bank Of Nova Scotia
5.280%	10/11/2006	††	387,808	387,808
Barclays
5.310%	10/20/2006	††	387,808	387,808
Barclays
5.305%	11/21/2006	††	$387,808	$387,808
Barton Capital LLC
5.267%	10/06/2006	††	387,808	387,808
BNP Paribas
5.260%	10/05/2006	††	387,808	387,808
Branch Banker &Trust
5.270%	10/10/2006	††	387,808	387,808
CAFCO Funding LLC
5.289%	11/17/2006	††	155,123	155,123
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	775,615	775,615
Charta LLC
5.314%	11/01/2006	††	155,123	155,123
CIESCO Domestic
5.290%	11/16/2006	††	155,123	155,123
Clipper Receivables Corp
5.283%	10/19/2006	††	232,685	232,685
Commonwealth Bank of Australia
5.275%	10/23/2006	††	299,387	299,387
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	387,808	387,808
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	310,246	310,246
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	387,807	387,807
Fairway Finance
5.292%	10/24/2006	††	310,245	310,245
Fairway Finance
5.274%	10/03/2006	††	155,123	155,123
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	155,123	155,123
Fortis Bank
5.300%	11/20/2006	††	155,123	155,123
Fortis Bank
5.280%	10/19/2006	††	465,368	465,368
General Electric Capital Corporation
5.285%	11/03/2006	††	310,246	310,246
Harris NA
5.280%	11/22/2006	††	387,808	387,808
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	310,246	310,246
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	155,123	155,123
Liberty Street
5.282%	10/13/2006	††	155,123	155,123
Lloyds TSB Bank
5.270%	10/02/2006	††	465,369	465,369
Merrill Lynch & Co
5.365%	10/02/2006	††	634,773	634,773
Morgan Stanley & Co
5.365%	10/02/2006	††	2,171,722	2,171,722
National Australia Bank
5.360%	10/02/2006	††	620,492	620,492
Paradigm Funding LLC
5.287%	10/10/2006	††	155,123	155,123
Park Avenue Receivables Corp
5.283%	10/26/2006	††	155,122	155,122
Park Avenue Receivables Corp
5.281%	10/03/2006	††	155,123	155,123
Royal Bank of Canada
5.300%	10/27/2006	††	387,808	387,808
Royal Bank of Canada
5.300%	11/17/2006	††	155,123	155,123
Royal Bank of Scotland
5.300%	10/27/2006	††	387,808	387,808
Sheffiled Receivables Corp
5.285%	10/18/2006	††	155,123	155,123

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Societe Generale
5.300%	10/23/2006	††	$558,443	$558,443
Societe Generale
5.280%	11/01/2006	††	620,491	620,491
Svenska Handlesbanken
5.350%	10/02/2006	††	626,803	626,803
Three Pillars Funding LLC
5.284%	10/02/2006	††	155,123	155,123
Toronto Dominion Bank
5.265%	10/12/2006	††	387,808	387,808
UBS AG
5.305%	10/02/2006	††	387,808	387,808
UBS AG
5.300%	10/27/2006	††	387,808	387,808
Variable Funding Capital Co
5.265%	10/02/2006	††	230,535	230,535
Wells Fargo
5.270%	10/17/2006	††	387,808	387,808
Yorktown Capital LLC
5.287%	10/18/2006	††	155,123	155,123
				18,172,490
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.310%	07/10/2007	††	387,808	387,808
Bank of America
5.270%	11/10/2006	††	310,246	310,246
				698,054
TOTAL CASH EQUIVALENTS
(Cost $18,870,544)				18,870,544

REPURCHASE AGREEMENTS—1.0%
Investors Bank & Trust Repurchase Agreement dated 09/29/06 due 10/02/06 with a maturity value of 3,817,229 and an effective yield of 4.65% collateralized by a U.S. Government obligation with a rate of 8.50%, a maturity date of 04/25/2027 and an aggregate market value of 4,006,538.			3,815,750	3,815,750
TOTAL INVESTMENTS—105.0%
(Cost $216,563,318)				388,051,476
Other assets less liabilities—(5.0%)				(18,545,640)
NET ASSETS—100.0%				$369,505,836

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—99.1%
Advertising—0.3%
24/7 Real Media, Inc.	*	273	$2,331
Aquantive, Inc.	*†	2,027	47,878
Catalina Marketing Corporation		2,131	58,602
Clear Channel Outdoor Holdings, Inc. Class A	*	2,500	51,000
Getty Images, Inc.	*†	1,742	86,543
Interpublic Group, Inc.	*†	17,203	170,310
Jupitermedia Corporation	*†	1,450	12,557
Lamar Advertising Company	*†	3,479	185,813
Monster Worldwide, Inc.	*	4,681	169,405
Omnicom Group		7,385	691,236
Valueclick, Inc.	*	4,058	75,235
			1,550,910
Aerospace & Defense—1.3%
AAR Corporation	*†	1,489	35,498
Alliant Techsystems, Inc.	*†	1,550	125,643
Armor Holdings, Inc.	*†	1,500	85,995
Goodrich Corporation		4,882	197,819
Boeing Company (The)		29,809	2,350,440
Fairchild Corporation (The) Class A	*	3,265	8,489
Gencorp, Inc.	*†	1,629	20,916
General Dynamics Corporation		13,610	975,429
Heico Corporation Class A		878	25,506
Honeywell International, Inc.		31,671	1,295,344
Kreisler Manufacturing Corporation	*	1,250	12,000
Lockheed Martin Corporation		14,210	1,222,913
Northrop Grumman Corporation		12,770	869,254
Orbital Sciences Corporation	*	2,123	39,849
Sequa Corporation Class A	*	510	47,869
Textron, Inc.		4,843	423,762
Triumph Group, Inc.		822	34,812
			7,771,538
Airlines—0.2%
AMR Corporation	*	6,672	154,390
Air T, Inc.		1,352	13,763
Airnet Systems, Inc.	*	2,609	9,053
Airtran Holdings, Inc.	*†	3,168	31,427
Alaska Air Group, Inc.	*	1,343	51,088
Atlas Air Worldwide Holdings, Inc.	*	600	26,112
Bristow Group, Inc.	*	982	33,781
Continental Airlines, Inc. Class B	*†	2,723	77,088
ExpressJet Holdings, Inc.	*	2,636	17,424
Frontier Airlines Holdings, Inc.	*†	1,369	11,294
JetBlue Airways Corporation	*	6,414	59,458
Mesa Air Group, Inc.	*	847	6,573
Midwest Air Group, Inc.	*†	915	7,210
PHI, Inc.	*	774	23,584
Skywest, Inc.		2,390	58,603
Southwest Airlines Company		30,863	514,178
UAL Corp.	*	3,500	92,995
US Airways Group, Inc.	*	2,272	100,718
			1,288,739
Apparel Retailers—0.7%
Abercrombie & Fitch Company Class A		3,982	276,669
Aeropostale, Inc.	*	2,403	70,240
American Eagle Outfitters, Inc.	†	5,824	255,266
AnnTaylor Stores Corporation	*	2,733	114,403
Bebe Stores, Inc.	†	790	$19,576
Big Dog Holdings, Inc.	*†	1,620	19,877
Buckle, Inc. (The)		1,115	42,303
Carter’s, Inc.	*	1,476	38,952
Casual Male Retail Group, Inc.	*	1,930	26,499
Cato Corporation Class A		1,761	38,584
Charlotte Russe Holding, Inc.	*	1,100	30,294
Charming Shoppes, Inc.	*	3,138	44,811
Chico’s FAS, Inc.	*	7,236	155,791
Children’s Place	*†	1,144	73,250
Christopher & Banks Corporation		1,528	45,045
Claire’s Stores, Inc.		3,855	112,412
Dress Barn, Inc.	*†	1,900	41,458
Finish Line Class A		1,604	20,242
Gap, Inc. (The)	†	25,472	482,694
HOT Topic, Inc.	*†	1,824	20,319
JOS A. Bank Clothiers, Inc.	*†	577	17,287
Kohl’s Corporation	*	12,808	831,495
Ltd. Brands		14,843	393,191
Nordstrom, Inc.		10,104	427,399
Pacific Sunwear of California, Inc.	*†	3,025	45,617
Payless Shoesource, Inc.	*†	2,964	73,804
Ross Stores, Inc.		6,350	161,353
Stage Stores, Inc.		1,491	43,746
Talbots, Inc.		375	10,219
Tween Brands, Inc.	*	1,485	55,836
Urban Outfitters, Inc.	*†	5,012	88,662
Wet Seal, Inc. (The) Class A	*	1,246	7,650
Wilsons The Leather Experts, Inc.	*	819	2,170
			4,087,114
Automotive—0.8%
A.O. Smith Corporation		1,341	52,876
Adesa, Inc.	†	4,131	95,467
Aftermarket Technology Corporation	*	603	10,709
American Axle & Manufacturing Holdings, Inc.	†	2,113	35,266
America’s Car Mart, Inc.	*†	354	5,823
Amerigon, Inc.	*	2,107	18,120
ArvinMeritor, Inc.	†	2,791	39,744
Asbury Automotive Group, Inc.		1,342	27,645
Autonation, Inc.	*	8,512	177,901
BorgWarner, Inc.		2,274	130,005
Carmax, Inc.	*†	4,258	177,601
Clarcor, Inc.		2,354	71,773
Coachmen Industries, Inc.		705	7,621
Copart, Inc.	*	3,582	100,977
Dura Automotive Systems, Inc.	*	599	156
Federal Signal Corporation		2,159	32,925
Ford Motor Company		74,379	601,726
General Motors Corporation	†	17,970	597,682
Genuine Parts Company		7,620	328,651
Goodyear Tire & Rubber Company (The)	*†	7,281	105,574
Group 1 Automotive, Inc.		1,068	53,293
Harley-Davidson, Inc.		10,663	669,103
Harsco Corporation		1,823	141,556
Jarden Corporation	*†	1,771	58,390
JLG Industries, Inc.		3,562	70,563
Keystone Automotive Industries, Inc.	*	1,743	66,269
Lear Corporation	†	2,741	56,739
Lithia Motors, Inc. Class A		862	21,309
LKQ Corporation	*	3,500	76,895
Monaco Coach Corporation		1,376	15,329
Navistar International Corporation	*	2,851	73,613

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Oshkosh Truck Corporation	2,868	$144,748
Paccar, Inc. †	9,902	564,612
PEP Boys-Manny Moe & Jack	2,200	28,270
Proliance International, Inc. *	2,239	10,232
Sonic Automotive, Inc.	1,649	38,075
Strattec Security Corporation *	123	4,707
Superior Industries International, Inc. †	1,102	18,503
Tenneco Automotive, Inc. *	1,600	37,424
Titan International, Inc. †	1,085	19,617
TRW Automotive Holdings Corporation *	900	21,663
United Auto Group, Inc.	1,654	38,704
Visteon Corporation *	5,429	44,246
Wabash National Corporation	1,395	19,098
Winnebago Industries, Inc. †	1,432	44,936
		4,956,136
Banking—10.9%
1st Source Corporation	1,180	34,834
Advanta Corporation Class A	1,446	49,121
Alabama National Bancorp	575	39,244
Alliance Bankshares Corporation *	744	12,499
Amcore Financial, Inc.	1,313	39,771
American Express Company	44,975	2,522,198
AmeriCredit Corporation *†	6,437	160,861
AmSouth Bancorp	14,570	423,113
Anchor Bancorp Wisconsin, Inc.	1,411	40,298
Associated Banc Corporation	5,110	166,075
Astoria Financial Corporation	4,671	143,960
BB&T Corporation †	23,284	1,019,374
BancFirst Corporation	642	29,994
Bancorpsouth, Inc.	3,611	100,241
BancTrust Financial Group, Inc.	1,600	44,624
Bank Mutual Corporation	3,756	45,560
Bank of America Corporation	184,632	9,890,736
Bank of Hawaii Corporation	2,494	120,111
Bank of New York Company, Inc. (The)	31,499	1,110,655
BankAtlantic Bancorp, Inc. Class A	2,210	31,426
Bankunited Financial Corporation Class A †	793	20,674
Blue River Bancshares, Inc.	2,545	15,830
BOK Financial Corporation	1,765	92,839
Boston Private Financial Holdings, Inc.	1,297	36,160
Brookline Bancorp, Inc.	3,765	51,769
Bryn Mawr Bank Corporation	1,058	23,382
Capital Bank Corporation	1,282	22,525
Capital City Bank Group, Inc.	1,113	34,614
Capital One Financial Corporation	12,245	963,192
Capitol Federal Financial	2,115	75,209
Cardinal Financial Corporation	1,142	12,516
Cascade Bancorp	1,753	65,825
Cascade Financial Corporation	1,063	17,423
Cathay General Bancorp	2,082	75,160
Centennial Bank Holdings, Inc. *	5,300	51,304
Central Pacific Financial Corporation	929	33,983
CFS Bancorp, Inc.	1,873	27,702
Charter Financial Corporation	350	13,996
Chemical Financial Corporation	1,552	46,063
Chittenden Corporation	2,222	63,749
CIT Group, Inc.	8,482	412,480
Citigroup, Inc.	200,784	9,972,941
Citizens Banking Corporation †	2,069	54,332
City Bank, Lynnwood, WA	1,097	$51,592
City Holding Company	250	9,967
City National Corporation	2,199	147,465
Coastal Financial Corporation	1,952	24,601
CoBiz, Inc.	1,063	24,300
Colonial BancGroup, Inc. (The)	5,643	138,253
Comerica, Inc.	6,877	391,439
Commerce Bancorp, Inc. †	6,314	231,787
Commerce Bancshares, Inc.	3,436	173,759
Commercial Capital Bancorp, Inc.	1,127	17,964
Community Bank System, Inc.	1,402	31,068
Community Trust Bancorp, Inc.	665	25,037
Compass Bancshares, Inc.	4,769	271,738
CompuCredit Corporation *	83	2,507
Corus Bankshares, Inc. †	702	15,697
Cullen/Frost Bankers, Inc.	2,502	144,666
CVB Financial Corporation	3,713	54,841
Dime Community Bancshares	1,638	24,128
Downey Financial Corporation	1,038	69,069
Eastern Virginia Bankshares, Inc.	700	14,812
East-West Bancorp, Inc.	2,200	87,142
Euronet Worldwide, Inc. *	1,056	25,925
Farmers Capital Bank Corporation	1,113	37,697
Fidelity Bankshares, Inc.	2,263	88,280
Fidelity Southern Corporation	1,381	25,224
Fifth Third Bancorp †	20,049	763,466
Financial Federal Corporation †	1,513	40,548
Financial Institutions, Inc.	749	17,497
First Bancorp North Carolina	643	13,104
First Bancorp Puerto Rico †	3,246	35,901
First Charter Corporation †	843	20,283
First Citizens BancShares, Inc. Class A	254	48,539
First Commonwealth Financial Corporation	5,133	66,883
First Community Bancorp	894	50,019
First Financial Bancorp †	1,895	30,149
First Financial Bankshares, Inc.	333	12,704
First Financial Service Corporation	366	10,969
First Horizon National Corporation	5,607	213,122
First Merchants Corporation	874	20,670
First Midwest Bancorp, Inc.	2,002	75,856
First Niagara Financial Group, Inc.	4,099	59,763
First of Long Island Corporation (The)	493	21,813
First Republic Bank	1,336	56,860
FirstBank NW Corporation	398	11,080
FirstFed Financial Corporation *†	922	52,296
FirstMerit Corporation	3,895	90,247
Flagstar Bancorp, Inc.	2,110	30,700
FMS Financial Corporation	500	10,950
FNB Corporation	3,344	55,711
Fremont General Corporation	2,929	40,977
Frontier Financial Corporation †	2,255	58,482
Fulton Financial Corporation	6,533	105,769
Glacier Bancorp, Inc.	1,181	40,355
Golden West Financial Corporation	12,187	941,446
Great Lakes Bancorp, Inc. *	277	4,451
Greater Bay Bancorp	2,213	62,429
Hallwood Group, Inc. *	100	9,400
Hancock Holding Company	1,752	93,820
Hanmi Financial Corporation	3,600	70,560
Harbor Florida Bancshares, Inc.	491	21,756
Harleysville National Corporation	1,210	24,321
Harrington West Financial Group, Inc.	1,171	19,503
Heritage Financial Corporation	332	8,645

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Horizon Financial Services Corporation †	450	$6,120
Hudson City Bancorp, Inc.	25,794	341,770
Huntington Bancshares, Inc. †	11,317	270,816
Independent Bank Corporation (Massachusetts)	874	28,422
Independent Bank Corporation (Michigan)	2,079	50,478
IndyMac Bancorp, Inc. †	2,523	103,847
Integra Bank Corporation	848	21,437
International Bancshares Corporation	2,953	87,645
Investors Financial Services Corporation	2,840	122,347
Irwin Financial Corporation	1,296	25,350
JP Morgan Chase & Company	140,244	6,585,858
KeyCorp	17,394	651,231
KNBT Bancorp, Inc.	1,002	16,112
M&T Bank Corporation	3,475	416,861
MAF Bancorp, Inc.	1,245	51,406
Main Street Trust, Inc.	291	10,025
Marshall & IIsley Corporation	8,572	412,999
MB Financial, Inc.	931	34,344
Medallion Financial Corporation	958	10,567
Mellon Financial Corporation	17,152	670,643
Mercantile Bankshares Corporation	5,206	188,822
Merchants Bancshares, Inc.	571	13,536
Midsouth Bancorp, Inc. †	399	13,287
MidWestOne Financial Group, Inc.	582	11,201
Mitcham Industries, Inc. *	1,100	11,627
NASB Financial, Inc.	528	21,009
National City Corporation	22,634	828,404
National Penn Bancshares, Inc.	1,677	32,900
NBT Bancorp, Inc.	1,000	23,260
Nelnet, Inc. Class A *	481	14,786
Netbank, Inc.	2,850	17,242
New York Community Bancorp, Inc. †	10,860	177,887
NewAlliance Bancshares, Inc.	4,600	67,390
North Fork Bancorp, Inc.	19,396	555,501
Northern States Financial Corporation	772	14,668
Northern Trust Corporation	8,643	505,010
Northwest Bancorp, Inc.	2,048	52,224
Ocwen Financial Corp. *†	3,358	50,034
Old National Bancorp	3,552	67,843
PNC Financial Services Group, Inc.	11,751	851,242
Pacific Capital Bancorp	1,724	46,496
Pacific Premier Bancorp, Inc. *	976	11,712
Park National Corporation	728	72,866
Parkvale Financial Corporation	616	19,743
Peoples Bancorp, Inc.	814	23,793
People’s Bank	2,509	99,381
Peoples Financial Corporation	883	22,516
PFF Bancorp, Inc.	1,096	40,596
Popular, Inc. (Puerto Rico)	10,296	200,154
Premier Community Bankshares, Inc.	933	19,780
PrivateBancorp, Inc. †	1,200	54,864
Prosperity Bancshares, Inc.	2,300	78,292
Provident Bankshares Corporation	1,369	50,721
Provident Financial Services, Inc.	943	17,455
Provident New York Bancorp	3,670	50,206
R&G Financial Corporation Class B (Puerto Rico)	1,555	11,585
Regions Financial Corporation	18,091	665,568
Republic Bancorp, Inc.	3,754	$50,041
Republic Bancorp, Inc. Class A	1,527	32,296
Riverview Bancorp, Inc.	2,600	35,100
Royal Bancshares of Pennsylvania Class A	840	22,756
S&T Bancorp, Inc.	1,868	60,710
Sandy Spring Bancorp, Inc.	344	12,164
Santander Bancorp (Puerto Rico)	1,280	24,179
Shore Bancshares, Inc.	826	23,748
Signature Bank/New York, NY *	1,900	58,767
Simmons First National Corporation Class A	911	26,428
Sky Financial Group, Inc.	4,278	106,522
SLM Corporation	17,109	889,326
South Financial Group, Inc. (The)	2,799	72,858
SouthFirst Bancshares, Inc.	400	5,600
Sovereign Bancorp, Inc.	16,837	362,164
State Street Corporation	13,568	846,643
Sterling Bancorp, NY	1,476	29,018
Sterling Bancshares, Inc.	1,615	32,704
Sterling Financial Corporation (Pennsylvania)	1,557	34,238
Sterling Financial Corporation (Washington)	2,263	73,389
Student Loan Corporation	207	39,781
Suffolk Bancorp	1,100	35,112
Suntrust Banks, Inc.	14,998	1,159,045
Susquehanna Bancshares, Inc.	2,932	71,658
SVB Financial Group *†	1,437	64,148
Synovus Financial Corporation	10,920	320,720
TCF Financial Corporation	6,104	160,474
TD Banknorth, Inc.	4,054	117,080
Texas Regional Bancshares, Inc. Class A	2,310	88,819
Tompkins Trustco, Inc.	665	30,224
Trustco Bank Corporation	3,435	37,235
Trustmark Corporation	2,435	76,532
U.S. Bancorp	73,134	2,429,511
UCBH Holdings, Inc.	3,652	63,764
UMB Financial Corporation	1,990	72,774
Umpqua Holdings Corporation	1,151	32,919
UnionBanCal Corporation	2,177	132,579
United Bankshares, Inc.	2,134	79,427
United Community Banks, Inc.	2,188	65,749
United Western Bancorp, Inc. *	973	20,705
Valley National Bancorp	5,152	131,737
W Holding Company, Inc. (Puerto Rico) †	8,055	47,605
Wachovia Corporation	64,945	3,623,931
Washington Federal, Inc.	3,379	75,825
Washington Mutual, Inc.	39,444	1,714,631
Washington Trust Bancorp, Inc.	500	13,255
Webster Financial Corporation	2,393	112,734
Wells Fargo & Company	130,916	4,736,541
Wesbanco, Inc.	1,699	49,645
Westamerica Bancorporation	1,628	82,230
Western Alliance Bancorp *†	1,400	46,060
Westfield Financial, Inc.	1,240	39,395
Whitney Holding Corporation	2,371	84,811
Willow Grove Bancorp, Inc.	508	7,955
Wilmington Trust Corporation	3,204	142,738
Wintrust Financial Corporation	1,017	51,003
World Acceptance Corporation *	639	28,103
Zions Bancorp	4,153	331,451
		67,786,801

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Beverages, Food & Tobacco—4.4%
Altria Group, Inc.	83,745	$6,410,680
American Italian Pasta Company Class A *†	721	5,609
Anheuser-Busch Companies, Inc.	29,450	1,399,169
Archer-Daniels-Midland Company	25,537	967,342
Bridgford Foods Corporation *	559	3,488
Brown-Forman Corporation Class B	2,437	186,796
Bunge Ltd. †	4,700	272,365
Campbell Soup Company	11,026	402,449
Central European Distribution Corporation *†	652	15,263
Chiquita Brands International, Inc.	2,150	28,767
Coca-Cola Bottling Company Consolidated	437	27,085
Coca-Cola Company (The)	88,329	3,946,540
Coca-Cola Enterprises, Inc.	10,775	224,443
ConAgra Foods, Inc.	21,479	525,806
Constellation Brands, Inc. Class A *†	8,096	233,003
Corn Products International, Inc.	3,164	102,957
Dean Foods Company *	6,281	263,928
Del Monte Foods Company	8,204	85,732
Delta & Pine Land Company	1,668	67,554
Farmer Brothers Company	930	19,102
Flowers Foods, Inc.	2,760	74,189
Fresh Del Monte Produce, Inc. (Cayman Islands)	567	9,860
General Mills, Inc.	14,393	814,644
Gold Kist, Inc. *	4,100	85,444
Green Mountain Coffee Roasters, Inc. *	500	18,400
Griffin Land & Nurseries, Inc. *	650	19,675
H.J. Heinz Company	12,672	531,337
Hain Celestial Group, Inc. *	1,426	36,449
Hansen Natural Corporation *	2,680	87,046
Hershey Foods Corporation †	7,400	395,530
Hormel Foods Corporation	3,195	114,956
Inventure Group (The), Inc. *	5,272	12,547
JM Smucker Company (The)	2,614	125,341
Kellogg Company	10,337	511,888
Kraft Foods, Inc. Class A †	11,257	401,425
Lancaster Colony Corporation	1,389	62,172
Lance, Inc.	1,370	30,167
Loews Corp. - Carolina Group	2,900	160,631
M&F Worldwide Corporation *	780	11,466
Margo Caribe, Inc. (Puerto Rico) *†	1,022	5,892
McCormick & Company, Inc.	5,759	218,727
Molson Coors Brewing Company— Class B	2,911	200,568
Peet’s Coffee & Tea, Inc. *	637	15,931
Pepsi Bottling Group, Inc. †	7,106	252,263
PepsiAmericas, Inc.	3,031	64,682
Pepsico, Inc.	67,239	4,388,017
Performance Food Group Company *	1,907	53,568
Pilgrim’s Pride Corporation	2,476	67,719
Ralcorp Holdings, Inc. *	1,228	59,226
Reynolds American, Inc. †	7,424	460,065
Sanderson Farms, Inc.	864	27,959
Sara Lee Corporation	32,793	526,984
Seaboard Corporation †	18	21,690
Smart & Final, Inc. *	1,915	32,689
Smithfield Foods, Inc. *	4,682	126,508
Supervalu, Inc.	8,154	241,766
Sysco Corporation	26,855	$898,300
Tootsie Roll Industries, Inc.	556	16,296
Topps Company, Inc. (The)	2,255	20,205
TreeHouse Foods, Inc. *†	1,256	29,704
Tyson Foods, Inc. Class A †	10,231	162,468
UST, Inc. †	6,881	377,285
United Natural Foods, Inc. *†	1,912	59,253
Universal Corporation	1,078	39,379
Vector Group Ltd. †	2,276	36,923
WM Wrigley Jr. Company †	7,657	352,681
		27,447,993
Building Materials—1.0%
Amcol International Corporation	1,186	29,543
Andersons, Inc. †	700	23,905
Carbo Ceramics, Inc. †	1,137	40,966
Champion Enterprises, Inc. *	2,559	17,657
Chemed Corporation	1,162	37,486
Chindex International, Inc. *†	548	7,754
Comfort Systems USA, Inc.	2,179	24,971
Conceptus, Inc. *	1,047	18,521
Digi International, Inc. *	1,976	26,676
Eagle Materials, Inc.	2,083	70,155
ElkCorp	938	25,467
EP Medsystems, Inc. *	5,240	8,017
Florida Rock Industries, Inc.	2,697	104,401
Home Depot, Inc.	83,914	3,043,561
Ikon Office Solutions, Inc.	5,770	77,549
Ingram Micro, Inc. Class A *	6,500	124,540
Insight Enterprises, Inc. *	2,054	42,333
Interline Brands, Inc. *	982	24,236
Jewett-Cameron Trading Ltd. (Canada) *	1,050	10,957
Louisiana-Pacific Corporation	4,396	82,513
Lowe’s Companies, Inc.	57,060	1,601,104
Owens & Minor, Inc.	1,623	53,380
Performance Technologies, Inc. *	793	5,392
Precis, Inc. *	3,538	6,899
Quanta Services, Inc. *†	4,702	79,276
Rock of Ages Corporation	1,387	6,339
Tech Data Corporation *	2,057	75,142
USG Corporation *	3,348	157,490
Vulcan Materials Company	4,221	330,293
		6,156,523
Chemicals—1.5%
A. Schulman, Inc.	1,444	33,948
AEP Industries, Inc. *	372	15,605
Air Products & Chemicals, Inc.	9,030	599,321
Airgas, Inc.	3,075	111,223
Albemarle Corporation	1,856	100,836
Arch Chemicals, Inc.	1,211	34,453
Atlantis Plastics, Inc. Class A *†	417	2,815
Avery Dennison Corporation	4,185	251,811
Cabot Corporation	2,693	100,180
Cabot Microelectronics Corporation *	1,049	30,232
CF Industries Holdings, Inc.	3,400	58,038
Chemtura Corporation	8,873	76,929
Church & Dwight, Inc.	2,569	100,474
Compass Minerals International, Inc.	2,200	62,282
Cooper Tire & Rubber Company †	3,066	30,844
Cytec Industries, Inc.	1,644	91,390
Dow Chemical Company (The)	38,798	1,512,346
Eastman Chemical Company	3,211	173,458
Ecolab, Inc. †	8,093	346,542

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
EI Du Pont de Nemours & Company		37,462	$1,604,872
Empire Financial Holding Company	*	1,550	4,107
FMC Corporation		1,668	106,869
Female Health Company (The)	*†	4,531	6,026
Georgia Gulf Corporation		1,268	34,769
HB Fuller Company		2,570	60,241
Hercules, Inc.	*	4,606	72,637
Huntsman Corporation	*†	2,600	47,320
International Flavors & Fragrances, Inc.		3,885	153,613
Landec Corporation	*	986	10,649
LSB Industries, Inc.	*†	1,411	12,699
Lubrizol Corporation		1,819	83,183
Lyondell Chemical Company		7,868	199,611
MacDermid, Inc.		1,456	47,495
Minerals Technologies, Inc.		868	46,351
Monsanto Company		21,546	1,012,877
Mosaic Company (The)	*	4,509	76,202
Myers Industries, Inc.		1,716	29,172
NewMarket Corporation		1,200	69,792
NL Industries, Inc.	†	2,111	20,983
NuCo2, Inc.	*	1,261	33,921
Olin Corporation		2,796	42,947
OM Group, Inc.	*	1,147	50,399
Omnova Solutions, Inc.	*	6,478	27,078
PPG Industries, Inc.		7,052	473,048
Penford Corporation		785	11,885
Pharmos Corporation	*	1,375	2,406
PolyOne Corporation	*	2,862	23,840
Praxair, Inc.		13,493	798,246
Scotts Company (The) Class A		1,662	73,942
Sensient Technologies Corporation		2,027	39,668
Spartech Corporation		1,451	38,843
Stepan Company		556	16,252
SurModics, Inc.	*†	675	23,706
Trex Company, Inc.	*†	731	17,661
Tronox, Inc.—Class B		829	10,586
Tupperware Corporation		2,427	47,229
UAP Holding Corporation		2,800	59,836
Unifi, Inc.	*	2,629	6,310
USEC, Inc.		2,637	25,421
Valhi, Inc.		511	11,881
W.R. Grace & Company	*†	4,200	55,692
Wellman, Inc.		1,509	6,021
West Pharmaceutical Services, Inc.		1,704	66,916
			9,395,929
Coal—0.1%
Alpha Natural Resources, Inc.	*	1,280	20,173
Arch Coal, Inc.		4,116	118,994
Consol Energy, Inc.		7,462	236,769
International Coal Group, Inc.	*†	4,900	20,678
James River Coal Company	*†	1,500	15,825
Natural Resource Partners, LP		1,000	51,010
Peabody Energy Corporation		10,424	383,395
Penn Virginia Resource Partners, LP	†	1,600	38,448
			885,292
Commercial Services—2.2%
Aaron Rents, Inc.	†	1,939	44,558
ABM Industries, Inc.		2,291	42,979
Accelrys, Inc.	*	1,145	7,202
Accenture Ltd. Class A (Bermuda)		19,300	612,003
ACCO Brands Corporation	*	1,319	29,361
Administaff, Inc.		1,143	$38,519
Advisory Board Company (The)	*†	950	47,994
Advo, Inc.		1,276	35,702
Affymetrix, Inc.	*†	2,525	54,439
Akamai Technologies, Inc.	*	5,664	283,143
Allied Waste Industries, Inc.	*	13,285	149,722
Ambassadors International, Inc.		523	16,522
Amerco, Inc.	*	805	59,691
AMN Healthcare Services, Inc.	*	1,507	35,791
Angelica Corporation		510	8,675
Antigenics, Inc.	*	1,707	2,646
APAC Customer Services, Inc.	*	1,972	5,226
Apollo Group, Inc. Class A	*	6,518	320,946
Applera Corporation Celera Genomics Group	*	3,028	42,150
Ariad Pharmaceuticals, Inc.	*†	1,662	7,246
Asset Acceptance Capital Corporation	*	27	439
Avis Budget Group, Inc.		4,424	80,915
Axonyx, Inc.	*	2,772	2,495
BISYS Group, Inc. (The)	*	5,178	56,233
Bandag, Inc.		1,000	41,040
Barrett Business Services, Inc.	*	2,203	47,298
BearingPoint, Inc.	*	8,105	63,705
Bowne & Company, Inc.		1,575	22,491
Bright Horizons Family Solutions, Inc.	*	1,208	50,410
Brink’s Company (The)		2,360	125,222
Career Education Corporation	*	4,167	93,757
CDI Corporation		1,131	23,423
Celgene Corporation	*	13,412	580,740
Central Parking Corporation		1,898	31,317
Cenveo, Inc.	*	2,792	52,545
Cintas Corporation		6,587	268,947
Ciphergen Biosystems, Inc.	*	1,500	1,995
Clean Harbors, Inc.	*†	1,207	52,565
Coinstar, Inc.	*	1,075	30,938
Consolidated Graphics, Inc.	*	776	46,692
Convergys Corporation	*	5,933	122,516
Corinthian Colleges, Inc.	*	3,624	39,175
Corporate Executive Board Company		1,507	135,494
Courier Corporation		424	15,747
CRA International, Inc.	*	986	46,993
CuraGen Corporation	*	1,768	6,082
CV Therapeutics, Inc.	*†	1,424	15,863
Cytyc Corporation	*	4,240	103,795
DataTRAK International, Inc.	*†	3,924	21,896
DeVry, Inc.	*	2,980	63,385
Diamond Management & Technology Consultants, Inc.	*	1,431	15,941
Digitas, Inc.	*	2,891	27,811
Diversa Corporation	*	1,790	14,356
Dollar Thrifty Automotive Group, Inc.	*	1,057	47,110
Dun & Bradstreet Company	*	2,641	198,049
EGL, Inc.	*	1,861	67,815
Edgewater Technology, Inc.	*	1,533	8,738
eFunds Corporation	*	2,250	54,405
Ennis Business Forms, Inc.		695	15,047
EntreMed, Inc.	*	1,390	2,585
EPIQ Systems, Inc.	*†	725	10,665
Equifax, Inc.		4,973	182,559
eResearch Technology, Inc.	*†	2,056	16,674
Escala Group, Inc.	*†	951	5,173
Exact Sciences Corporation	*	1,250	2,537
Exelixis, Inc.	*	2,695	23,473
First Aviation Services, Inc.	*	1,818	6,308

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
First Consulting Group, Inc.	*	1,097	$10,696
Fluor Corporation		3,405	261,810
Forrester Research, Inc.	*	963	25,337
FTI Consulting, Inc.	*	1,735	43,479
G&K Services, Inc. Class A		1,008	36,721
Gene Logic, Inc.	*	950	1,472
Gen-Probe, Inc.	*	1,849	86,700
Gevity HR, Inc.		964	21,960
H&R Block, Inc.		13,798	299,969
Harris Interactive, Inc.	*	2,730	16,653
Healthcare Services Group, Inc.		2,490	62,648
Heidrick & Struggles International, Inc.	*	865	31,140
Hewitt Associates, Inc. Class A	*	2,317	56,210
Icos Corporation	*	2,748	68,865
I-many, Inc.	*	951	1,902
Incyte Corporation	*	3,102	13,121
Inergy, LP		1,700	46,308
Internet Capital Group, Inc.	*	49	463
inVentiv Health, Inc.	*	2,100	67,263
Iron Mountain, Inc.	*	4,764	204,566
Isis Pharmaceuticals, Inc.	*	2,216	15,911
ITT Educational Services, Inc.	*	1,873	124,180
Jacobs Engineering Group, Inc.	*	1,919	143,407
John H. Harland Company		1,281	46,692
Kelly Services, Inc. Class A		1,173	32,152
Kforce.com, Inc.	*	297	3,543
Korn Ferry International	*	1,624	34,007
Kosan Biosciences, Inc.	*	2,000	9,660
Labor Ready, Inc.	*	2,485	39,586
Landauer, Inc.		598	30,348
Laureate Education, Inc.	*	1,885	90,216
Learning Tree International, Inc.	*	766	6,228
LECG Corporation	*	73	1,369
Lexicon Genetics, Inc.	*	2,343	8,833
LifeCell Corporation	*†	1,119	36,054
Lionbridge Technologies, Inc.	*	1,165	8,889
Luminex Corporation	*	1,070	19,506
Macquarie Infrastructure Company Trust		2,000	62,360
Magellan Health Services, Inc.	*	1,400	59,640
Management Network Group, Inc.	*	1,600	2,656
Manpower, Inc.		3,593	220,143
MasterCard, Inc. Class A	*†	2,238	157,443
Maximus, Inc.		1,052	27,457
Maxygen, Inc.	*	1,231	10,230
Medical Staffing Network Holdings, Inc.	*	1,686	10,487
Midas, Inc.	*	1,277	26,408
Millennium Cell, Inc.	*†	1,700	1,802
Mobile Mini, Inc.	*	2,000	56,820
MoneyGram International, Inc.		3,750	108,975
Monogram Biosciences, Inc.	*	2,414	3,693
Moody’s Corporation		10,748	702,704
MPS Group, Inc.	*	3,706	55,998
MSGI Security Solutions, Inc.	*	938	1,041
MTC Technologies, Inc.	*	619	14,881
Myriad Genetics, Inc.	*†	1,210	29,826
NCO Group, Inc.	*	1,314	34,453
National Research Corporation		1,250	31,875
Navigant Consulting, Inc.	*†	2,313	46,399
NeoPharm, Inc.	*†	964	4,675
NetRatings, Inc.	*	1,164	16,564
Neurogen Corporation	*	1,872	12,617
Omnicell, Inc.	*	783	14,008
On Assignment, Inc.	*	1,243	12,194
Online Resources Corporation	*	700	$8,575
Opsware, Inc.	*	2,730	24,597
Oscient Pharmaceuticals Corporation	*	1,510	1,555
Overland Storage, Inc.	*	481	3,102
Paychex, Inc.		13,545	499,133
PDI, Inc.	*	703	8,169
Pegasystems, Inc.		2,141	18,691
Perma-Fix Environmental Services	*	5,502	11,389
Per-Se Technologies, Inc.	*	1,658	37,769
Pfsweb, Inc.	*	5,683	3,978
Pharmaceutical Product Development, Inc.		4,736	169,028
PharmaNet Development Group, Inc.	*	576	11,192
PHH Corporation	*	2,212	60,609
Portfolio Recovery Associates, Inc.	*†	504	22,110
Possis Medical, Inc.	*	1,278	12,588
Pre-Paid Legal Services, Inc.	†	779	30,903
Presstek, Inc.	*	945	5,094
Princeton Review, Inc.	*	818	4,237
Ramtron International Corporation	*	1,920	6,336
RCM Technologies, Inc.	*	1,593	8,077
Regeneration Technologies, Inc.	*	807	5,665
Regis Corporation		1,818	65,175
Rent-A-Center, Inc.	*†	3,377	98,912
Rentech, Inc.	*†	7,800	36,114
Rent-Way, Inc.	*	1,060	11,119
Republic Services, Inc.		5,629	226,342
Res-Care, Inc.	*	1,222	24,550
Resources Connection, Inc.	*	2,060	55,187
Rewards Network, Inc.	*	1,127	5,488
Robert Half International, Inc.	†	7,107	241,425
Rollins, Inc.		661	13,954
RR Donnelley & Sons Company		8,887	292,916
Ryder System, Inc.	†	2,660	137,469
Savient Pharmaceuticals, Inc.	*	1,389	9,042
Sequenom, Inc.	*	614	1,314
Service Corporation International		11,775	109,978
ServiceMaster Company (The)		11,826	132,569
Sitel Corporation	*	2,384	7,176
Sotheby’s Holdings, Inc. Class A	†	2,623	84,566
Spherion Corporation	*	2,689	19,226
Standard Register Company (The)		1,650	21,780
StarTek, Inc.		994	12,395
Steiner Leisure, Ltd. (Bahama Islands)	*	1,503	63,201
Stericycle, Inc.	*	1,569	109,501
Strayer Education, Inc.	†	551	59,624
Suburban Propane Partners, LP		1,800	60,768
SupportSoft, Inc.	*	1,562	6,826
Symyx Technologies, Inc.	*	1,374	29,115
Synagro Technologies, Inc.		3,224	13,605
Tejon Ranch Company	*†	762	32,332
TeleTech Holdings, Inc.	*†	2,738	42,795
Telik, Inc.	*†	1,748	31,097
Tetra Tech, Inc.	*	2,114	36,826
TRC Companies, Inc.	*	327	2,786
Trimeris, Inc.	*	1,214	10,683
United Rentals, Inc.	*†	3,294	76,585
Universal Compression Holdings, Inc.	*	1,492	79,747
Universal Technical Institute, Inc.	*	418	7,478
URS Corporation	*	1,582	61,524
Valassis Communications, Inc.	*	2,236	39,465
Varsity Group, Inc.	*	2,747	10,494
Vertrue, Inc.	*†	749	29,451

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Viad Corporation		937	$33,179
Volt Information Sciences, Inc.	*†	833	29,613
Waste Connections, Inc.	*	1,575	59,708
Waste Industries USA, Inc.		1,296	35,031
Waste Management, Inc.		22,871	838,908
Watson Wyatt & Company Holdings		1,600	65,472
Weight Watchers International, Inc.		1,826	80,965
Westaff, Inc.	*	942	3,853
Wind River Systems, Inc.	*†	3,206	34,336
World Fuel Services Corporation		960	38,832
Wright Express Corporation	*	1,750	42,105
Xanser Corporation	*	1,100	6,435
Xerox Corporation	*	36,218	563,552
			13,716,473
Communications—1.8%
Ace*Comm Corporation	*	3,033	5,702
ADC Telecommunications, Inc.	*	4,773	71,595
AltiGen Communications, Inc.	*	4,109	6,246
American Tower Corporation Class A	*	15,861	578,926
Anadigics, Inc.	*	957	6,852
Andrew Corporation	*	6,376	58,850
Anixter International, Inc.		1,723	97,298
Applied Innovation, Inc.	*	500	1,575
Applied Signal Technology, Inc.		1,237	18,357
Arris Group, Inc.	*	2,896	33,188
Avaya, Inc.	*	17,294	197,843
Avici Systems, Inc.	*†	711	6,150
Avistar Communications Corporation	*	774	1,184
Blonder Tongue Laboratories	*	2,285	2,788
Broadwing Corporation	*†	1,358	17,138
CalAmp Corporation	*	550	3,349
Carrier Access Corporation	*	1,178	8,364
C-COR.net Corporation	*	1,547	13,273
Centillium Communications, Inc.	*	1,588	3,240
Checkpoint Systems, Inc.	*	1,441	23,791
Ciena Corp.	*	2,809	76,545
Comtech Telecommunications	*	1,350	45,198
Comverse Technology, Inc.	*	7,999	171,499
Corning, Inc.	*	57,683	1,408,042
Crown Castle International Corporation	*	8,983	316,561
CT Communications, Inc.		214	4,648
Cubic Corporation		1,692	33,129
Digital Lightwave, Inc.	*	2,931	703
Ditech Networks, Inc.	*	1,360	10,486
EndWave Corporation	*	911	11,005
Foundry Networks, Inc.	*	5,421	71,286
Glenayre Technologies, Inc.	*	2,143	4,715
Harmonic, Inc.	*	2,820	20,727
Harris Corporation		6,090	270,944
Hungarian Telephone & Cable Corporation	*	712	11,250
ID Systems, Inc.	*	2,016	47,638
InterDigital Communications Corporation	*	2,803	95,582
International Electronics, Inc.	*	1,150	1,782
Inter-Tel, Inc.		1,334	28,814
InterVoice, Inc.	*	1,395	8,844
Intraware, Inc.	*	783	3,602
L-3 Communications Holdings, Inc.		5,024	393,530
Marvell Technology Group Ltd. (Bermuda)	*	18,500	$358,345
McData Corporation Class A	*	5,654	28,440
Metro One Telecommunications	*	239	626
Mindspeed Technologies, Inc.	*	4,009	6,936
Motorola, Inc.		101,990	2,549,750
Network Appliance, Inc.	*†	14,316	529,835
NMS Communications Corporation	*	1,250	3,619
On2 Technologies, Inc.	*	4,620	3,234
Openwave Systems, Inc.	*	2,570	24,055
Peco II, Inc.	*	657	815
Pegasus Wireless Corporation	*	5,400	3,294
Plantronics, Inc.	†	1,826	32,010
Polycom, Inc.	*	4,177	102,462
Powerwave Technologies, Inc.	*†	2,434	18,498
Premiere Global Services, Inc.	*	2,174	18,870
Qualcomm, Inc.		67,198	2,442,647
SBA Communications Corporation	*	1,350	32,845
SeaChange International, Inc.	*	958	8,517
Sirius Satellite Radio, Inc.	*†	47,469	185,604
Socket Communications, Inc.	*	1,300	1,339
Sonus Networks, Inc.	*	10,700	56,282
Spectralink Corporation		1,133	9,302
Standard Microsystems Corporation	*	806	22,907
Stratex Networks, Inc.	*	2,680	11,899
Tekelec	*	2,569	33,294
Tollgrade Communications, Inc.	*	601	5,379
Tut Systems, Inc.	*†	1,414	1,343
Ulticom, Inc.	*	1,583	16,479
Universal Security Instruments, Inc.	*	1,400	38,150
Utstarcom, Inc.	*†	4,555	40,403
Viasat, Inc.	*	1,190	29,845
Westell Technologies, Inc. Class A	*	1,821	3,806
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	114,992
Zhone Technologies, Inc.	*	3,915	4,189
Zix Corporation	*	1,015	629
Zoom Telephonics, Inc.	*	2,711	2,901
			10,935,780
Computer Software & Processing—5.6%
3D Systems Corporation	*†	1,158	21,238
Activision, Inc.	*	9,514	143,661
Actuate Corporation	*	2,084	9,211
Acxiom Corporation		3,451	85,102
Adobe Systems, Inc.	*	24,281	909,323
Advent Software, Inc.	*†	1,451	52,541
Affiliated Computer Services, Inc. Class A	*†	5,361	278,021
Agile Software Corporation	*	2,086	13,622
Alliance Data Systems Corporation	*	1,955	107,896
Altiris, Inc.	*	974	20,542
American Access Technologies, Inc.	*	1,400	1,680
American Software, Inc. Class A		1,950	13,357
AMICAS, Inc.	*	1,846	5,501
answerthink, Inc.	*	1,140	3,067
Ansys, Inc.	*	1,198	52,928
Applied Digital Solutions, Inc.	*†	195	316
Applix, Inc.	*	6,240	56,222
Arbitron, Inc.		1,298	48,039
Ariba, Inc.	*	2,075	15,542
Art Technology Group, Inc.	*	8,333	21,332

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Aspen Technology, Inc.	*†	1,529	$16,697
At Road, Inc.	*	1,947	11,370
Audible, Inc.	*†	1,213	8,806
Autobytel, Inc.	*	1,384	4,055
Autodesk, Inc.	*	9,258	321,993
Automatic Data Processing, Inc.		22,994	1,088,536
Avocent Corporation	*†	2,007	60,451
BEA Systems, Inc.	*	16,581	252,031
BMC Software, Inc.	*	9,391	255,623
Bankrate, Inc.	*†	1,083	28,764
Blackbaud, Inc.		2,650	58,273
Blackboard, Inc.	*†	1,400	37,100
Blue Coat Systems, Inc.	*	536	9,653
Borland Software Corporation	*	2,936	16,823
Brady Corporation Class A		2,402	84,454
Bsquare Corp.	*	225	452
CA, Inc.		20,331	481,641
CMGI, Inc.	*	10,077	10,682
CNET Networks, Inc.	*†	5,501	52,700
CSG Systems International, Inc.	*	2,153	56,904
CACI International, Inc. Class A	*	1,198	65,902
Cadence Design Systems, Inc.	*	10,745	182,235
Callidus Software, Inc.	*	172	836
Captaris, Inc.	*	1,164	6,821
Carreker Corporation	*	1,681	10,321
Cellular Technical Services Company, Inc.	*	500	962
Ceridian Corporation	*	6,177	138,118
Cerner Corporation	*†	3,044	138,198
Checkfree Corporation	*	3,356	138,670
Choicepoint, Inc.	*†	3,112	111,410
Chordiant Software, Inc.	*	4,648	14,269
Ciber, Inc.	*	2,444	16,204
Citrix Systems, Inc.	*	6,809	246,554
Clinical Data, Inc.	*†	1,332	18,635
Cogent Communications Group, Inc.	*	95	1,101
Cognex Corporation		2,023	51,101
Cognizant Technology Solutions Corporation	*	5,276	390,741
Computer Horizons Corporation	*	1,347	5,388
Computer Sciences Corporation	*	8,174	401,507
Compuware Corporation	*	15,945	124,212
Concur Technologies, Inc.	*†	2,083	30,308
Corillian Corporation	*	1,471	4,031
CoStar Group, Inc.	*†	770	31,816
Covansys Corporation	*	1,477	25,316
Cybersource Corporation	*	1,281	15,154
DST Systems, Inc.	*†	2,794	172,306
DealerTrack Holdings, Inc.	*	1,800	39,798
Deluxe Corporation		2,098	35,876
Dendrite International, Inc.	*	1,587	15,521
Digital Insight Corporation	*	1,463	42,895
Digital River, Inc.	*†	1,627	83,172
DocuCorp International, Inc.	*	449	3,502
Earthlink, Inc.	*	5,814	42,268
EasyLink Services Corp.— Class A	*	47	181
ebix.com, Inc.	*	1,754	35,957
Echelon Corporation	*†	1,769	14,541
Eclipsys Corporation	*†	1,846	33,062
eCollege.com, Inc.	*†	635	10,154
Egain Communications Corporation	*	2,913	4,078
Electro Rent Corporation	*	950	16,159
Electronic Arts, Inc.	*	12,060	671,501
Electronic Data Systems Corporation		22,135	$542,750
Electronics for Imaging	*	2,638	60,357
Embarcadero Technologies, Inc.	*	1,252	10,291
Entrust Technologies, Inc.	*	2,200	7,612
Epicor Software Corporation	*	1,693	22,195
eSpeed, Inc. Class A	*	1,470	13,524
Evolving Systems, Inc.	*	1,054	1,043
F5 Networks, Inc.	*	1,332	71,555
Factset Research Systems, Inc.		1,490	72,369
Fair Isaac Corporation	†	3,039	111,136
FalconStor Software, Inc.	*	1,373	10,558
Fidelity National Information Services, Inc.	†	3,068	113,516
Filenet Corporation	*	1,659	57,783
First Data Corporation		31,890	1,339,380
Fiserv, Inc.	*	7,444	350,538
Gartner Group, Inc. Class A	*	1,179	20,739
Gerber Scientific, Inc.	*	1,608	24,088
Google, Inc. Class A	*	8,125	3,265,437
Hypercom Corporation	*	1,992	13,506
HyperFeed Technologies, Inc.	*	1,613	1,508
Hyperion Solutions Corporation	*	2,527	87,131
IMS Health, Inc.		9,936	264,695
iGate Capital Corporation	*	1,397	6,901
Informatica Corporation	*	3,171	43,094
Inforte Corporation	*	1,897	7,835
Infospace, Inc.	*	1,323	24,396
InfoUSA, Inc.		1,708	14,176
Integral Systems, Inc.		631	19,725
Interactive Data Corporation	*	1,521	30,344
Interactive Intelligence, Inc.	*	950	10,982
Intergraph Corporation	*	944	40,479
Internap Network Services Corp.	*	1,169	17,792
Internet Security Systems, Inc.	*	2,038	56,575
Intervideo, Inc.	*	500	6,370
Interwoven, Inc.	*	1,908	21,045
Intuit, Inc.	*	13,074	419,545
JDA Software Group, Inc.	*	1,256	19,368
Jack Henry & Associates, Inc.		3,591	78,176
Juniper Networks, Inc.	*	21,310	368,237
Keane, Inc.	*	2,631	37,913
Keynote Systems, Inc.	*	1,400	14,742
Knot, Inc. (The)	*†	2,304	50,988
Kronos, Inc.	*	1,283	43,737
L-1 Identity Solutions, Inc.	*†	1,637	21,363
Lawson Software, Inc.	*	8,700	63,075
LivePerson, Inc.	*	3,333	17,898
Looksmart	*	500	1,470
Loudeye Corp.	*	504	2,243
LQ Corp., Inc.	*	161	201
Magma Design Automation, Inc.	*	1,429	13,004
Manhattan Associates, Inc.	*	1,346	32,492
Mantech International Corporation Class A	*	1,217	40,173
Mapinfo Corporation	*	811	10,405
McAfee, Inc.	*	6,724	164,469
Mediware Information Systems	*	1,088	8,563
Mentor Graphics Corporation	*	2,745	38,650
MetaSolv, Inc.	*	1,380	4,181
Microsoft Corporation		365,230	9,981,736
MicroStrategy, Inc. Class A	*†	513	52,239
Mitek Systems, Inc.	*	3,473	4,411
MIVA, Inc.	*	990	3,267
Mobius Management Systems, Inc.	*	878	5,918
Move, Inc.	*	7,362	36,147
MRO Software, Inc.	*	848	21,768

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
NCR Corporation	*	7,848	$309,839
Napster, Inc.	*	1,145	4,889
National Instruments Corporation		3,414	93,339
Navisite, Inc.	*†	3,725	13,522
NAVTEQ Corporation	*	3,700	96,607
Neoware Systems, Inc.	*	900	12,231
NetFlix, Inc.	*†	679	15,468
Netscout Systems, Inc.	*	1,250	8,112
Netsmart Technologies, Inc.	*	505	6,626
NIC, Inc.	*	2,450	12,617
Novell, Inc.	*	15,492	94,811
NVE Corporation	*†	348	10,437
Nvidia Corporation	*	13,456	398,163
Open Solutions, Inc.	*	312	8,989
Oracle Corporation	*	162,489	2,882,555
Packeteer, Inc.	*	1,900	16,359
Parametric Technology Corp.	*	4,423	77,226
PDF Solutions, Inc.	*	974	10,675
Perot Systems Corporation Class A	*	4,359	60,111
Phoenix Technologies Ltd.	*	907	3,900
Plato Learning, Inc.	*	1,825	11,625
Progress Software Corporation	*	1,322	34,372
QAD, Inc.		1,363	11,013
Quality Systems, Inc.		768	29,791
Quest Software, Inc.	*	3,847	54,935
Radiant Systems, Inc.	*	1,019	12,310
Radisys Corporation	*	961	20,421
RealNetworks, Inc.	*	5,844	62,005
Red Hat, Inc.	*†	7,251	152,851
Renaissance Learning, Inc.	†	1,353	19,361
Reynolds & Reynolds Company (The) Class A		2,210	87,317
S1 Corporation	*	2,636	12,152
Saba Software, Inc.	*	1,576	8,306
SafeNet, Inc.	*	1,099	19,991
SAFLINK Corporation	*	4,996	1,849
Salesforce.com, Inc.	*†	2,200	78,936
Sapient Corporation	*†	4,150	22,617
Scientific Learning Corporation	*	3,145	16,511
SCO Group, Inc. (The)	*†	997	2,024
Secure Computing Corporation	*	1,554	9,837
Sonic Foundry, Inc.	*†	1,200	2,796
SonicWall, Inc.	*	2,442	26,667
SPSS, Inc.	*	690	17,202
SRA International, Inc. Class A	*†	1,664	50,020
Stellent, Inc.		3,513	38,081
Stratasys, Inc.	*†	891	23,531
Sybase, Inc.	*	3,825	92,718
Sykes Enterprises, Inc.	*	1,423	28,958
Symantec Corporation	*	42,486	904,102
SYNNEX Corporation	*	104	2,393
Synopsys, Inc.	*	6,501	128,200
Synplicity, Inc.	*	1,050	6,720
Syntel, Inc.		1,554	35,198
Take-Two Interactive Software, Inc.	*†	2,643	37,689
Talx Corporation		1,039	25,476
Technology Solutions Co.	*	108	915
TenFold Corporation	*	4,098	697
THQ, Inc.	*	2,914	85,001
3Com Corporation	*	14,501	63,949
TIBCO Software, Inc.	*	8,337	74,866
Total System Services, Inc.		1,651	37,692
Tradestation Group, Inc.	*†	1,690	25,468
Transaction Systems Architects, Inc. Class A	*	1,298	44,547
Trizetto Group, Inc.	*†	1,550	$23,467
Tumbleweed Communications Corporation	*	1,102	3,108
Ultimate Software Group, Inc.	*	1,242	29,224
Unisys Corporation	*	13,714	77,621
United Online, Inc.		2,509	30,560
Vasco Data Security International, Inc.	*	3,804	39,409
Verint Systems, Inc.	*	1,152	34,618
VeriSign, Inc.	*	10,106	204,141
Versant Corporation	*	330	3,396
VerticalNet, Inc.	*	264	227
Viewpoint Corporation	*	1,140	1,345
Vignette Corporation	*	737	9,979
Vitria Technology, Inc.	*	1,150	3,093
WatchGuard Technologies, Inc.	*	1,100	4,675
Wave Systems Corp.—Class A	*	1,004	1,667
Wayside Technology Group, Inc.		1,787	26,269
WebEx Communications, Inc.	*†	1,743	68,012
Webmethods, Inc.	*	2,153	16,470
Websense, Inc.	*	1,958	42,312
Witness Systems, Inc.	*	1,980	34,709
XETA Technologies, Inc.	*	1,946	4,826
Yahoo!, Inc.	*	54,402	1,375,283
			35,016,731
Computers—0.1%
Sun Microsystems, Inc.	*	135,549	673,679

Computers & Information—3.9%
Apple Computer, Inc.	*	33,280	2,563,558
Authentidate Holding Corporation	*	1,023	1,678
Black Box Corporation		865	33,666
Brocade Communications Systems, Inc.	*	9,768	68,962
CDW Corporation		2,743	169,188
Ciprico, Inc.	*	1,658	7,461
Cirrus Logic, Inc.	*	2,946	21,476
Cisco Systems, Inc.	*	248,564	5,716,972
Concurrent Computer Corporation	*	1,901	3,365
Cray, Inc.	*	714	7,940
Dataram Corporation		1,175	5,558
Datawatch Corporation	*	3,500	8,855
Dell, Inc.	*	80,779	1,844,992
Diebold, Inc.		3,079	134,029
Dot Hill Systems Corporation	*	1,396	5,444
EMC Corporation	*	101,120	1,211,418
Emulex Corporation	*	3,408	61,923
Extreme Networks, Inc.	*	4,491	16,302
Focus Enhancements, Inc.	*	5,319	7,553
Gateway, Inc.	*	13,470	25,458
Global Imaging Systems, Inc.	*	1,890	41,712
Global Payment Technologies, Inc.	*	1,270	1,638
Hewlett-Packard Company		113,930	4,180,092
InFocus Corporation	*	1,636	4,679
International Business Machines Corporation		62,891	5,153,289
International Game Technology		13,866	575,439
Iomega Corporation	*	1,865	5,427
Iteris, Inc.	*	4,263	10,615
Lexmark International, Inc.	*†	5,131	295,853
MTI Technology Corporation	*†	3,844	3,652
Micros Systems, Inc.	*	1,714	83,849
MTM Technologies, Inc.	*	500	1,045
Netgear, Inc.	*†	1,206	24,832

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Network Engines, Inc. *	1,329	$2,804
Nuance Communications, Inc. *	4,541	37,100
Palm, Inc. *†	4,574	66,597
Paxar Corporation *	1,971	39,381
Pitney Bowes, Inc.	9,192	407,849
Planar Systems, Inc. *	785	8,910
ProQuest Company *	1,332	17,343
Quantum Corporation *	6,681	14,565
Rackable Systems, Inc. *	1,843	50,443
Safeguard Scientifics, Inc. *	4,073	7,983
Sandisk Corporation *	6,437	344,637
ScanSource, Inc. *	1,126	34,152
Scientific Games Corporation Class A *	2,517	80,041
SCM Microsystems, Inc. *	1,494	5,005
Seagate Technology (Cayman Islands) *	20,081	463,670
SimpleTech, Inc. *	1,055	9,611
Solectron Corporation *	44,284	144,366
Symbol Technologies, Inc.	9,570	142,210
TransAct Technologies, Inc. *	888	7,903
VA Software Corporation *†	2,018	8,112
VitalStream Holdings, Inc. *	250	2,207
Web.com, Inc. *	705	2,933
Western Digital Corporation *	8,154	147,587
Zebra Technologies Corporation Class A *†	2,988	106,791
		24,450,120
Containers & Packaging—0.1%
Ball Corporation	4,676	189,144
Crown Holdings, Inc. *	6,844	127,298
Sealed Air Corporation	3,527	190,881
Silgan Holdings, Inc.	454	17,052
		524,375
Cosmetics & Personal Care—1.7%
1-800 Contacts, Inc. *†	502	7,525
Alberto Culver Company Class B	3,659	185,109
Avon Products, Inc.	17,888	548,446
Chattem, Inc. *†	872	30,625
Clorox Company	6,558	413,154
Colgate-Palmolive Company	20,694	1,285,097
Elizabeth Arden, Inc. *†	1,017	16,435
Estee Lauder Companies, Inc. (The) Class A †	5,057	203,949
Procter & Gamble Company	128,424	7,959,720
Quaker Chemical Corporation	483	9,394
		10,659,454
Diversified—2.8%
3M Company	28,241	2,101,695
General Electric Company	420,128	14,830,518
ITT Industries, Inc.	8,056	413,031
		17,345,244
Diversified Manufacturing—0.0%
Koppers Holdings, Inc.	2,000	37,940

E-Commerce Services—0.0%
Emdeon Corp. *	12,459	145,895

Electric Utilities—3.1%
AES Corporation (The) *	25,835	526,776
Allegheny Energy, Inc. *	5,273	$211,816
Allete, Inc.	1,243	54,008
Alliant Energy Corporation	4,491	160,463
Ameren Corporation †	8,429	444,967
American Electric Power Company, Inc.	16,393	596,213
Aquila, Inc. *	7,275	31,501
Avista Corporation	1,759	41,653
Black Hills Corporation	2,041	68,598
CMS Energy Corporation *	6,681	96,474
Centerpoint Energy, Inc. †	12,705	181,936
Central Vermont Public Service Corporation	540	11,939
CH Energy Group, Inc.	694	35,720
Cleco Corporation	2,109	53,231
Consolidated Edison, Inc. †	10,555	487,641
Constellation Energy Group, Inc.	7,642	452,406
DTE Energy Company	6,985	289,947
Dominion Resources, Inc.	14,361	1,098,473
DPL, Inc.	5,037	136,603
Duke Energy Corp.	47,382	1,430,936
Duquesne Light Holdings, Inc.	2,789	54,832
Edison International	12,022	500,596
EL Paso Electric Company *	1,748	39,050
Empire District Electric Company (The) †	1,197	26,789
Energy East Corporation	5,959	141,347
Entergy Corporation	9,094	711,424
Exelon Corporation	27,740	1,679,380
FPL Group, Inc.	14,666	659,970
FirstEnergy Corporation	14,286	798,016
Great Plains Energy, Inc. †	2,828	87,725
Green Mountain Power Corporation	1,811	60,433
Hawaiian Electric Industries, Inc.	3,066	82,966
Idacorp, Inc.	1,515	57,282
KeySpan Corporation	7,299	300,281
MGE Energy, Inc.	1,559	50,480
Mirant Corp. *	10,625	290,169
NiSource, Inc. †	10,893	236,814
Northeast Utilities	5,201	121,027
NRG Energy, Inc. *	4,000	181,200
NSTAR	4,374	145,917
OGE Energy Corporation	4,734	170,945
Otter Tail Corporation	1,095	32,018
PG&E Corporation	13,709	570,980
PPL Corporation	16,516	543,376
Pepco Holdings, Inc.	7,066	170,785
Pinnacle West Capital Corporation	3,789	170,694
Plug Power, Inc. *	2,704	11,005
PNM Resources, Inc.	2,169	59,799
Portland General Electric Company	1,100	26,851
Progress Energy, Inc. †	10,169	461,469
Public Service Enterprise Group, Inc.	9,757	597,031
Puget Energy, Inc. †	3,548	80,646
Reliant Energy, Inc. *	11,470	141,196
SCANA Corporation	4,791	192,934
Sempra Energy	8,687	436,522
Sierra Pacific Resources *	3,864	55,410
Southern Company (The) †	30,082	1,036,626
TXU Corporation	19,278	1,205,261
TECO Energy, Inc.	7,797	122,023
UIL Holdings Corporation	1,496	56,100
Unisource Energy Corporation	1,571	52,361
Unitil Corporation	420	10,206

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Westar Energy, Inc.		4,032	$94,792
Wisconsin Energy Corporation		4,564	196,891
WPS Resources Corporation		1,431	71,021
Xcel Energy, Inc.		16,552	341,799
			19,545,740
Electrical Equipment—0.5%
Active Power, Inc.	*	1,093	2,732
Acuity Brands, Inc.		1,873	85,034
Aeroflex, Inc.	*	2,811	28,897
Ametek, Inc.		2,823	122,942
AZZ, Inc.	*	1,031	37,631
Baldor Electric Company		1,338	41,251
C&D Technologies, Inc.	†	1,159	8,229
Capstone Turbine Corporation	*†	2,450	3,454
Cataytica Energy Systems, Inc.	*	852	946
Cherokee International Corporation	*	29	101
Cooper Industries Ltd. Class A		3,973	338,579
Distributed Energy Systems Corporation	*	3,756	12,132
Electro Scientific Industries, Inc.	*	1,421	29,273
Emerson Electric Company		16,962	1,422,433
Energizer Holdings, Inc.	*	3,122	224,753
Energy Conversion Devices, Inc.	*†	781	28,928
Evans & Sutherland Computer Corporation	*	1,882	8,469
Franklin Electric Company, Inc.		902	47,932
FuelCell Energy, Inc.	*†	1,938	14,748
Genlyte Group, Inc.	*	1,102	78,462
GrafTech International Ltd.	*	3,487	20,364
Greatbatch, Inc.	*	942	21,308
JMAR Technologies, Inc.	*	2,904	1,191
Lincoln Electric Holdings, Inc.		1,877	102,203
Littelfuse, Inc.	*	909	31,542
LSI Industries, Inc.		1,083	17,599
Medis Technologies Ltd.	*†	704	17,396
Metrologic Instruments, Inc.	*	722	13,112
Moog, Inc. Class A	*	1,446	50,118
Powell Industries, Inc.	*	1,045	23,126
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	5,562
Regal-Beloit Corporation		1,272	55,332
Servotronics, Inc.	*	705	4,336
Spectrum Brands, Inc.	*†	1,490	12,576
Superconductor Technologies	*	208	302
Tech/Ops Sevcon, Inc.		719	4,975
Teleflex, Inc.		1,322	73,556
Thomas & Betts Corporation	*	2,428	115,840
Trans-Lux Corporation		866	5,153
Ultralife Batteries, Inc.	*	416	4,331
Universal Display Corporation	*	1,350	14,890
Universal Electronics, Inc.	*	639	12,141
Valence Technology, Inc.	*†	6,972	13,526
Vicor Corporation		1,380	15,925
			3,173,330
Electronic Compo Semiconductors—0.0%
Syntax-Brillian Corp.	*†	180	848

Electronics—3.2%
8X8, Inc.	*	3,048	3,231
AVX Corporation		2,270	40,156
Actel Corporation	*	1,140	17,727
Adaptec, Inc.	*	3,850	16,978
Advanced Energy Industries, Inc.	*	1,428	$24,333
Advanced Micro Devices, Inc.	*	14,462	359,381
Agere Systems, Inc.	*	6,929	103,450
Agilent Technologies, Inc.	*	19,030	622,091
Agilysys, Inc.		1,335	18,743
Alliance Fiber Optic Products, Inc.	*	4,817	7,225
Altera Corporation	*	14,718	270,517
American Power Conversion Corporation	†	8,237	180,885
American Superconductor Corporation	*	1,147	10,621
AMIS Holdings, Inc.	*	850	8,066
Amkor Technology, Inc.	*†	7,211	37,209
Amphenol Corporation Class A		3,688	228,398
Analog Devices, Inc.		15,241	447,933
Anaren, Inc.	*	813	17,130
Applied Micro Circuits Corporation	*	12,746	36,836
Arrow Electronics, Inc.	*	4,585	125,767
Atheros Communications, Inc.	*†	2,700	48,951
Atmel Corporation	*	18,733	113,147
ATMI, Inc.	*†	1,559	45,320
Avanex Corporation	*	5,030	8,702
Avnet, Inc.	*	5,129	100,631
AXT, Inc.	*	946	4,030
Barnes Group, Inc.		2,018	35,436
Bel Fuse, Inc. Class A		545	14,922
Belden CDT, Inc.		1,894	72,408
Benchmark Electronics, Inc.	*†	2,520	67,738
Broadcom Corporation Class A	*	16,147	489,900
California Micro Devices Corporation	*	745	3,799
Caliper Life Sciences, Inc.	*	867	4,231
Carlisle Companies, Inc.		1,226	103,107
Catalyst Semiconductor, Inc.	*	2,415	8,163
Catapult Communications Corporation	*	750	6,270
Ceradyne, Inc.	*†	1,867	76,715
Ceva, Inc.	*	692	3,917
Conexant Systems, Inc.	*	20,460	40,920
Cree, Inc.	*†	3,097	62,281
CTS Corporation		1,580	21,772
Cymer, Inc.	*	1,498	65,777
Cypress Semiconductor Corporation	*†	4,876	86,647
DRS Technologies, Inc.	†	1,486	64,894
Diodes, Inc.	*	1,600	69,072
Dolby Laboratories, Inc. Class A	*	1,370	27,194
DSP Group, Inc.	*	1,194	27,283
EDO Corporation	†	1,198	27,410
Emcor Group, Inc.	*	1,454	79,737
Emcore Corporation	*	1,219	7,216
EMS Technologies, Inc.	*	960	18,029
ESCO Technologies, Inc.	*	1,222	56,261
ESS Technology	*	1,759	1,636
Esterline Technologies Corporation	*	1,049	35,414
Exar Corporation	*	1,758	23,364
Fairchild Semiconductor International, Inc.	*	4,903	91,686
Finisar Corporation	*†	6,855	24,884
Flir Systems, Inc.	*†	2,804	76,157
Freescale Semiconductor, Inc. Class B	*	16,161	614,280
FSI International, Inc.	*	1,479	8,504
Garmin Ltd. (Cayman Islands)	†	2,000	97,560
HEI, Inc.	*†	1,050	2,751
HI/FN, Inc.	*	681	3,208

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hutchinson Technology, Inc.	*†	1,149	$24,163
Imation Corporation		1,564	62,795
Innovex, Inc.	*	1,922	3,979
Integrated Device Technology, Inc.	*	8,168	131,178
Integrated Silicon Solutions, Inc.	*	1,269	7,081
Intel Corporation		237,652	4,888,502
International Rectifier Corporation	*	2,631	91,664
Intersil Corporation Class A		5,757	141,334
IXYS Corporation	*	1,329	11,150
JDS Uniphase Corporation	*	59,556	130,428
Jabil Circuit, Inc.		8,287	236,760
Kemet Corporation	*	3,407	27,494
KVH Industries, Inc.	*	375	4,781
LSI Logic Corporation	*†	15,734	129,333
Lattice Semiconductor Corporation	*	4,395	29,974
Lightpath Technologies, Inc. Class A	*†	1,526	5,204
Linear Technology Corporation		12,363	384,737
MIPS Technologies, Inc. Class A	*	2,228	15,039
MRV Communications, Inc.	*	4,567	12,605
Magnetek, Inc.	*	1,406	4,865
Mattson Technology, Inc.	*	1,760	14,608
Maxim Integrated Products, Inc.		14,235	399,576
Maxwell Technologies, Inc.	*†	370	7,526
MEMC Electronics Materials, Inc.	*	5,481	200,769
Mercury Computer Systems, Inc.	*	963	11,412
Merix Corporation	*†	674	6,477
Methode Electronics, Inc.		1,383	13,152
Mettler-Toledo International, Inc.	*	700	46,305
Micrel, Inc.	*	3,731	35,780
Micro Linear Corporation	*	1,440	4,104
Microchip Technology, Inc.		8,640	280,109
Micron Technology, Inc.	*	25,902	450,695
Microsemi Corporation	*†	2,474	46,635
Mobility Electronics, Inc.	*†	674	3,747
Molex, Inc.	†	5,599	218,193
Moscow CableCom Corporation	*†	1,900	17,157
MoSys, Inc.	*	1,251	8,419
National Semiconductor Corporation		14,384	338,456
Novellus Systems, Inc.	*	6,320	174,811
Nu Horizons Electronics Corporation	*†	1,207	15,377
Numerex Corporation Class A	*	1,800	18,162
Omnivision Technologies, Inc.	*†	2,354	33,592
ON Semiconductor Corporation	*†	4,276	25,143
Oplink Communications, Inc.	*	758	15,145
Optelecom, Inc.	*†	819	8,477
OSI Systems, Inc.	*†	867	16,993
Park Electrochemical Corporation		1,086	34,404
Pericom Semiconductor Corporation	*	1,023	9,974
Photronics, Inc.	*	1,388	19,612
Pixelworks, Inc.	*	1,927	5,685
Plexus Corporation	*	1,884	36,173
PLX Technology, Inc.	*	1,050	10,888
Power-One, Inc.	*	3,459	25,043
QLogic Corporation	*	7,842	148,214
Quicklogic Corporation	*	1,050	3,717
RF Micro Devices, Inc.	*	7,206	54,621
Rambus, Inc.	*†	4,071	70,998
Raytheon Company		18,171	872,390
Research Frontiers, Inc.	*†	752	3,234
Rockwell Collins, Inc.		7,347	$402,909
Rofin-Sinar Technologies, Inc.	*	1,100	66,847
Rogers Corporation	*	803	49,585
Rudolph Technologies, Inc.	*	1,247	22,858
Sanmina-SCI Corporation	*	21,464	80,275
Semtech Corporation	*	2,970	37,897
Sigmatel, Inc.	*	797	3,730
Sigmatron International, Inc.	*	282	2,335
Silicon Image, Inc.	*†	2,948	37,499
Silicon Laboratories, Inc.	*†	2,124	65,886
Silicon Storage Technology, Inc.	*	3,793	15,627
Skyworks Solutions, Inc.	*	5,822	30,216
Spansion LLC—Class A	*†	1,900	31,673
Spectrum Control, Inc.	*	1,195	11,233
Spire Corporation	*†	2,500	17,550
Staktek Holdings, Inc.	*	42	251
Stratos International, Inc.	*	973	6,733
Sycamore Networks, Inc.	*	9,917	37,486
Synaptics, Inc.	*†	1,057	25,759
Technitrol, Inc.		1,866	55,700
Tegal Corp.	*	312	1,307
Tektronix, Inc.		3,804	110,050
Teledyne Technologies, Inc.	*	1,228	48,629
Teradyne, Inc.	*†	7,938	104,464
Tessera Technologies, Inc.	*†	1,560	54,257
Texas Instruments, Inc.		62,600	2,081,450
Transmeta Corporation	*	5,029	5,783
Transwitch Corporation	*	2,483	3,501
Trident Microsystems, Inc.	*†	3,018	70,199
Trimble Navigation Ltd.	*	2,072	97,550
Triquint Semiconductor, Inc.	*	4,918	25,574
TTM Technologies, Inc.	*	1,639	19,176
Tvia, Inc.	*	4,026	5,556
Tyler Technologies, Inc.	*	1,886	24,386
Varian Semiconductor Equipment Associates, Inc.	*	2,245	82,391
Virage Logic Corporation	*	901	8,208
Vishay Intertechnology, Inc.	*	9,742	136,778
Wesco International, Inc.	*	1,550	89,946
Xilinx, Inc.		15,105	331,555
Zoran Corporation	*	1,650	26,532
			19,796,181
Entertainment & Leisure—1.6%
Avid Technology, Inc.	*†	1,448	52,736
Bally Technologies, Inc.	*	1,971	34,690
Bally Total Fitness Holding Corporation	*†	1,306	1,972
Blockbuster, Inc. Class A	*†	7,850	30,144
Callaway Golf Company	†	2,881	37,770
Cedar Fair, LP		2,300	60,513
Churchill Downs, Inc.		638	26,834
Concord Camera Corporation	*	2,863	1,432
Discovery Holding Company Class A	*†	10,903	157,657
Dover Downs Gaming & Entertainment, Inc.		1,710	20,777
Dover Motorsports, Inc.		1,645	8,916
DreamWorks Animation SKG, Inc. Class A	*†	1,300	32,383
Eastman Kodak Company	†	11,893	266,403
Gaylord Entertainment Company	*	1,772	77,702
Harrah’s Entertainment, Inc.		7,234	480,555
Hasbro, Inc.		7,242	164,756
Hollywood Media Corporation	*	1,494	5,842
Image Entertainment, Inc.	*	299	1,041
International Speedway Corporation Class A		1,190	59,310

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Jakks Pacific, Inc.	*	925	$16,493
K2, Inc.	*	2,544	29,841
Leapfrog Enterprises, Inc.	*†	1,261	10,000
Live Nation, Inc.	*	2,705	55,236
Macrovision Corporation	*	2,053	48,636
	Mattel, Inc.	16,641	327,828
Multimedia Games, Inc.	*†	1,202	10,914
Nashua Corporation	*	1,541	10,772
National Lampoon, Inc.	*	3,300	5,016
Nautilus Group, Inc.	†	1,359	18,686
New Frontier Media, Inc.	*	3,808	31,416
	News Corporation, Inc. Class A	94,667	1,860,207
Penn National Gaming, Inc.	*	2,586	94,441
Pinnacle Entertainment, Inc.	*	1,629	45,807
RC2 Corporation	*	1,650	55,325
Regal Entertainment Group Class A	†	2,743	54,366
Six Flags, Inc.	*†	3,814	19,947
Sonic Solutions, Inc.	*†	889	13,548
	Speedway Motorsports, Inc.	149	5,425
Steinway Musical Instruments, Inc.	*	683	19,124
	Time Warner, Inc.	171,918	3,134,065
	Walt Disney Company	82,564	2,552,053
	Westwood One, Inc.	4,247	30,069
WMS Industries, Inc.	*†	1,269	37,067
	World Wrestling Entertainment, Inc.	1,030	16,923
			10,024,638
Financial Services—4.5%
Accredited Home Lenders Holding Company	*	729	26,200
Aether Holdings, Inc.	*	1,368	8,126
Affiliated Managers Group	*†	1,354	135,549
	AG Edwards, Inc.	3,542	188,718
	AllianceBernstein Holding, LP	1,100	75,889
American Home Mortgage Investment Corporation REIT	†	1,107	38,601
	Ameriprise Financial, Inc.	9,235	433,122
Ampal American Israel Corporation Class A	*	1,391	6,454
	Anworth Mortgage Asset Corporation REIT	834	6,964
	Ashford Hospitality Trust, Inc. REIT	4,200	50,106
	Bear Stearns Companies, Inc. (The)	4,068	569,927
Berkshire Hathaway, Inc. Class A	*	42	4,023,600
BlackRock, Inc.	†	906	134,994
	Calamos Asset Management, Inc. Class A	1,800	52,776
	Capital Trust Class A	523	21,302
	CapitalSource, Inc.	4,975	128,455
Catskill Litigation Trust	*‡d	582	—
	CentraCore Properties Trust REIT	397	12,605
	Charles Schwab Corporation (The)	44,790	801,741
	CharterMac	1,905	38,024
	Cherokee, Inc.	994	36,390
	Chicago Mercantile Exchange	1,115	533,249
	Countrywide Financial Corporation	24,520	859,181
Diamond Hill Investment Group, Inc.	*†	1,310	82,858
	DiamondRock Hospitality Company REIT	3,930	65,277
	Digital Realty Trust, Inc. REIT	2,000	62,640
Doral Financial Corporation (Puerto Rico)	†	4,427	$29,174
E*Trade Financial Corporation	*	14,978	358,274
	Eaton Vance Corporation	5,282	152,439
ePresense, Inc.	‡d	1,173	—
	Equity Lifestyle Properties, Inc. REIT	1,140	52,109
	Federal Home Loan Mortgage Corporation	28,070	1,861,883
	Federal National Mortgage Association	39,421	2,204,028
	Federated Investors, Inc. Class B	4,508	152,415
	Fieldstone Investment Corporation REIT	1,900	16,587
First Marblehead Corporation (The)	†	1,843	127,646
	First Potomac Realty Trust REIT	1,628	49,198
	Franklin Resources, Inc.	6,114	646,556
	Franklin Street Properties Corporation REIT	2,200	43,692
Friedman Billings Ramsey Group, Inc. Class A	†	6,080	48,822
	GAMCO Investors, Inc. Class A	558	21,237
	Goldman Sachs Group, Inc.	15,047	2,545,501
	Highland Hospitality Corporation REIT	4,200	60,186
	Inland Real Estate Corporation REIT	4,700	82,344
Integrated Telecom Express, Inc.	‡d	1,103	—
IntercontinentalExchange, Inc.	*	835	62,683
Investment Technology Group, Inc.	*	2,078	92,991
	Janus Capital Group, Inc.	9,990	197,003
	Jefferies Group, Inc.	4,678	133,323
Kent Financial Services, Inc.	*	2,200	5,027
	Kilroy Realty Corporation REIT	1,316	99,147
	KKR Financial Corporation REIT	3,300	80,982
Knight Capital Group, Inc. Class A	*	4,630	84,266
LaBranche & Company, Inc.	*†	2,588	26,838
Ladenburg Thalmann Financial Services, Inc.	*	495	520
	Lazard, Ltd.-Class A (Bermuda)	1,519	60,730
	Legg Mason, Inc.	4,150	418,569
	Lehman Brothers Holdings, Inc.	22,536	1,664,509
	Macerich Company (The) REIT	2,360	180,210
	Merrill Lynch & Company, Inc.	36,526	2,857,064
	MFA Mortgage Investments, Inc. REIT	4,149	30,910
	Morgan Stanley	39,304	2,865,655
	National Retail Properties, Inc. REIT	2,356	50,890
New Century Financial Corporation REIT	†	1,311	51,535
	Nuveen Investments, Inc. Class A	2,324	119,059
NYSE Group, Inc.	*†	2,070	154,733
	Omega Healthcare Investors, Inc. REIT	4,100	61,541
	Pennsylvania REIT	1,510	64,281
	Potlatch Corp. REIT	1,618	60,028
	PS Business Parks, Inc. REIT	1,323	79,777
	Raymond James Financial, Inc.	5,311	155,294
	Reckson Associates Realty Corporation REIT	2,412	103,234
	Republic Property Trust REIT	3,200	35,264
	Saxon REIT, Inc. REIT	1,295	18,182
	SEI Investments Company	2,959	166,266
	Siebert Financial Corporation	1,469	4,319
	Spirit Finance Corporation REIT	5,700	66,177

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
SumTotal Systems, Inc.	*	317	$2,362
Superior Bancorp	†	895	10,293
SWS Group, Inc.		882	21,953
T. Rowe Price Group, Inc.		10,332	494,386
Tanger Factory Outlet Centers REIT		2,200	78,364
TD Ameritrade Holding Corp.		12,454	234,758
Trustreet Properties, Inc. REIT		2,089	26,133
U-Store-It Trust REIT		3,600	77,256
Value Line, Inc.		573	26,708
Waddell & Reed Financial, Inc. Class A		3,971	98,282
Westwood Holdings Group, Inc.		1,027	20,581
			27,986,922
Food Retailers—0.5%
Arden Group, Inc. Class A		260	30,264
Kroger Company		29,621	685,430
Panera Bread Company Class A	*	1,250	72,813
Pantry, Inc. (The)	*†	1,200	67,644
Pathmark Stores, Inc.	*	950	9,453
Ruddick Corporation		1,967	51,201
Safeway, Inc.		17,256	523,720
Starbucks Corporation	*	32,260	1,098,453
Weis Markets, Inc.		382	15,204
Whole Foods Market, Inc.		5,036	299,289
Wild Oats Markets, Inc.	*†	1,309	21,167
			2,874,638
Forest Products & Paper—0.7%
American Woodmark Corporation	†	800	26,952
Beacon Roofing Supply, Inc.	*†	2,570	52,017
Bemis Company		4,410	144,913
Bowater, Inc.	†	2,289	47,085
Buckeye Technologies, Inc.	*	1,251	10,634
Building Material Holding Corporation	†	1,800	46,836
Caraustar Industries, Inc.	*	1,610	12,832
Chesapeake Corporation		814	11,648
Deltic Timber Corporation		724	34,506
Glatfelter		1,740	23,577
Greif, Inc. Class A		426	34,127
International Paper Company		21,137	731,974
Kimberly Clark Corporation		19,534	1,276,742
Longview Fibre Company		2,928	59,497
Martin Marietta Materials, Inc.		1,737	146,985
MeadWestvaco Corporation		9,124	241,877
Neenah Paper, Inc.		652	22,318
Packaging Corporation of America		4,339	100,665
Pactiv Corporation	*	6,523	185,384
Playtex Products, Inc.	*†	2,449	32,817
Pope & Talbot, Inc.	*	894	5,141
Rock-Tenn Company Class A		1,450	28,710
Schweitzer-Mauduit International, Inc.		724	13,742
Smurfit-Stone Container Corporation	*	10,013	112,146
Sonoco Products Company		3,353	112,795
Temple-Inland, Inc.		4,506	180,691
United Stationers, Inc.	*	1,278	59,440
Universal Forest Products, Inc.		1,121	54,985
US Home Systems, Inc.	*	1,291	12,213
Wausau Paper Corporation		1,903	25,691
Weyerhaeuser Company		8,921	548,909
			4,397,849
Health Care Providers—1.4%
Alliance Imaging, Inc.	*	1,429	$11,160
Amedisys, Inc.	*	1,274	50,540
Amsurg Corporation	*†	1,423	31,676
Apria Healthcare Group, Inc.	*	2,101	41,474
Caremark Rx, Inc.		17,925	1,015,810
Community Health Systems, Inc.	*	4,282	159,933
Covance, Inc.	*	2,839	188,453
Coventry Health Care, Inc.	*	6,568	338,383
Cross Country Healthcare, Inc.	*	1,339	22,763
CryoLife, Inc.	*	937	6,044
DaVita, Inc.	*	4,290	248,262
Edwards Lifesciences Corporation	*	2,575	119,969
Enzo Biochem, Inc.	*†	1,353	16,493
Enzon Pharmaceuticals, Inc.	*	1,765	14,561
Express Scripts, Inc.	*	5,318	401,456
Genesis HealthCare Corporation	*†	975	46,439
HCA, Inc.		15,442	770,401
Health Management Associates, Inc. Class A	†	9,953	208,018
Healthspring, Inc.	*	2,400	46,200
Healthways, Inc.	*†	1,362	60,745
Hooper Holmes, Inc.		1,959	6,602
Immunomedics, Inc.	*†	2,141	3,811
Interleukin Genetics, Inc.	*†	2,825	17,176
Kindred Healthcare, Inc.	*	1,800	53,514
Laboratory Corporation of America Holdings	*	4,851	318,080
LCA-Vision, Inc.	†	616	25,447
LifePoint Hospitals, Inc.	*	2,149	75,903
Lincare Holdings, Inc.	*	4,169	144,414
Manor Care, Inc.	†	3,698	193,331
Matria Healthcare, Inc.	*†	870	24,177
National Healthcare Corporation		431	23,158
Nektar Therapeutics	*†	2,368	34,123
NovaMed, Inc.	*	1,250	9,850
Odyssey HealthCare, Inc.	*†	1,593	22,589
Pediatrix Medical Group, Inc.	*	2,182	99,499
Psychemedics Corporation		302	5,098
Psychiatric Solutions, Inc.	*	2,662	90,748
RehabCare Group, Inc.	*	739	9,681
Sagemark Companies Ltd.	*	1,088	707
Sierra Health Services, Inc.	*	2,474	93,616
Sunrise Senior Living, Inc.	*	1,950	58,247
Symbion, Inc.	*†	1,415	25,979
Tenet Healthcare Corporation	*†	19,289	157,012
Triad Hospitals, Inc.	*	3,297	145,167
U.S. Physical Therapy, Inc.	*	1,300	15,496
United Surgical Partners International, Inc.	*	1,912	47,475
UnitedHealth Group, Inc.		55,430	2,727,156
Universal Health Services, Inc. Class B		2,373	142,214
VCA Antech, Inc.	*	3,442	124,119
VistaCare, Inc. Class A	*	1,341	13,946
			8,507,115
Heavy Construction—0.1%
Blount International, Inc.	*	1,532	15,351
Centex Corporation	†	4,760	250,471
Granite Construction, Inc.		1,889	100,778
Hovnanian Enterprises, Inc.	*†	1,478	43,365
Levitt Corporation Class A		763	8,973
M/I Homes, Inc.	†	610	21,564
McDermott International, Inc.	*	4,138	172,968
McGrath Rentcorp	†	916	23,450
WCI Communities, Inc.	*†	1,921	33,502
			670,422

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Heavy Machinery—2.5%
Ablest, Inc.	*	850	$5,483
Actuant Corporation Class A		1,011	50,651
Agco Corporation	*	3,068	77,774
American Standard Companies, Inc.		7,063	296,434
Ampco-Pittsburgh Corporation		613	18,960
Applied Industrial Technologies, Inc.		2,056	50,166
Applied Materials, Inc.	†	64,912	1,150,890
Astec Industries, Inc.	*	821	20,730
Asyst Technologies, Inc.	*	1,782	12,046
Axcelis Technologies, Inc.	*	4,095	28,911
Baker Hughes, Inc.		13,494	920,291
Black & Decker Corporation		3,225	255,904
Briggs & Stratton Corporation		1,822	50,196
Brooks Automation, Inc.	*†	3,103	40,494
Cameron International Corp.	*	3,466	167,442
Caterpillar, Inc.		27,818	1,830,424
Cummins, Inc.	†	1,755	209,249
Deere & Company		9,859	827,269
Donaldson Company, Inc.		3,810	140,589
Dover Corporation		7,805	370,269
Dril-Quip, Inc.	*	988	66,868
Dycom Industries, Inc.	*	2,076	44,634
Eaton Corporation		6,607	454,892
Electroglas, Inc.	*	1,990	5,453
EnPro Industries, Inc.	*	981	29,489
Entegris, Inc.	*	5,738	62,602
Fedders Corporation	*	1,828	2,285
Flow International Corporation	*†	2,200	28,534
Flowserve Corporation	*	2,375	120,151
FMC Technologies, Inc.	*	2,695	144,722
Gardner Denver, Inc.	*	1,836	60,735
Graco, Inc.		2,883	112,610
Grant Prideco, Inc.	*	4,753	180,757
H&E Equipment Services, Inc.	*	1,600	39,024
Hurco Companies, Inc.	*	300	7,209
Hydril	*	1,094	61,330
Idex Corporation		2,203	94,839
Ingersoll-Rand Company Class A		13,496	512,578
Insituform Technologies, Inc. Class A	*	1,223	29,694
Intermec, Inc.	*†	2,374	62,579
Joy Global, Inc.		4,599	172,968
Kadant, Inc.	*	721	17,708
Kaydon Corporation		1,422	52,642
Kennametal, Inc.		1,598	90,527
Knight Transportation, Inc.		3,879	65,749
Kulicke and Soffa Industries, Inc.	*	2,008	17,751
Lam Research Corporation	*†	5,335	241,836
Lennox International, Inc.		2,437	55,807
Lindsay Manufacturing Company		808	23,230
Lufkin Industries, Inc.		1,000	52,920
Manitowoc Company		2,522	112,960
Matrix Service Company	*†	468	6,126
Modine Manufacturing Company		1,208	29,391
NACCO Industries, Inc. Class A		309	41,996
NATCO Group, Inc. Class A	*	900	25,920
National-Oilwell Varco, Inc.	*	7,090	415,119
Nordson Corporation		1,522	60,667
Oil States International, Inc.	*	2,026	55,715
Oilgear Company (The)	*	1,300	19,214
Pall Corporation	†	5,186	159,781
Paragon Technologies, Inc.	*	1,800	11,070
Parker Hannifin Corporation		5,221	405,828
Pentair, Inc.		3,618	94,755
Robbins & Myers, Inc.		868	26,839
Rockwell Automation, Inc.		7,135	$414,544
Sauer-Danfoss, Inc.		1,531	36,713
Semitool, Inc.	*	1,060	10,960
SPX Corporation		3,125	167,000
Standex International Corporation		724	20,185
Stanley Works (The)		3,365	167,745
Tecumseh Products Company Class A	*	712	10,830
Tennant Company		1,280	31,155
Terex Corporation	*	4,124	186,487
Timken Company		3,702	110,246
Toro Company		2,550	107,534
TurboChef Technologies, Inc.	*†	993	13,803
Ultratech, Inc.	*	971	12,934
United Technologies Corporation		38,454	2,436,061
Varian Medical Systems, Inc.	*	5,512	294,286
W.W. Grainger, Inc.		3,286	220,228
Watsco, Inc.		553	25,444
Willis Lease Finance Corporation	*	1,234	11,402
WJ Communications, Inc.	*	1,509	3,259
Woodward Governor Company		1,224	41,053
			15,223,545
Home Construction, Furnishings & Appliances—0.7%
American Technology Corporation	*†	3,686	14,081
Applica, Inc.	*	1,507	8,123
Bassett Furniture Industries, Inc.		1,139	18,497
BE Aerospace, Inc.	*	2,393	50,468
Beazer Homes USA, Inc.	†	1,494	58,326
Brookfield Homes Corporation	†	1,218	34,299
Dominion Homes, Inc.	*†	650	3,946
DR Horton, Inc.		11,522	275,952
DTS, Inc.	*	755	15,991
Ethan Allen Interiors, Inc.	†	1,551	53,758
Fossil, Inc.	*	3,154	67,937
Furniture Brands International, Inc.		2,341	44,573
Gemstar-TV Guide International, Inc.	*	16,221	53,854
Harman International Industries, Inc.		2,728	227,624
Helen of Troy Ltd.	*†	1,333	23,407
Herman Miller, Inc.		3,155	107,933
Hillenbrand Industries, Inc.		2,596	147,920
HNI Corporation	†	2,512	104,449
Johnson Controls, Inc.		8,295	595,083
KB Home		3,248	142,262
Kimball International, Inc. Class B		1,500	28,950
Kinetic Concepts, Inc.	*	2,200	69,212
Layne Christensen Company	*	510	14,571
La-Z-Boy, Inc.	†	2,404	33,560
Leggett & Platt, Inc.		8,763	219,338
Lennar Corporation Class A	†	5,675	256,794
Masco Corporation		15,650	429,123
MDC Holdings, Inc.	†	1,091	50,677
Meritage Corporation	*	1,300	54,093
Movado Group, Inc.		1,678	42,655
National Presto Industries, Inc.		535	29,569
NVR, Inc.	*†	262	140,170
Palm Harbor Homes, Inc.	*†	1,181	17,668
Parkervision, Inc.	*†	1,052	7,648
Pulte Homes, Inc.		8,898	283,490
Ryland Group, Inc.	†	1,852	80,025
Salton, Inc.	*	701	1,612
Select Comfort Corporation	*†	2,104	46,036
Skyline Corporation		720	27,511
Standard-Pacific Corporation	†	2,568	60,348

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Steelcase, Inc. Class A	1,992	$31,254
Technical Olympic USA, Inc.	1,793	17,625
Tempur-Pedic International, Inc. *†	1,346	23,111
The Rowe Companies *‡	970	334
Toll Brothers, Inc. *†	4,132	116,027
Virco Manufacturing Corporation *	799	3,899
Walter Industries, Inc.	1,640	69,995
Whirlpool Corporation	2,980	250,648
		4,454,426
Household Products—0.4%
Apogee Enterprises, Inc.	1,250	19,013
Charles & Colvard Ltd. †	1,843	20,973
Ferro Corporation	1,818	32,324
Fortune Brands, Inc.	6,052	454,566
Gentex Corporation †	6,594	93,701
Illinois Tool Works, Inc.	19,385	870,387
Kronos Worldwide, Inc.	1,131	32,561
Lazare Kaplan International *	1,139	11,162
Libbey, Inc.	749	8,381
Newell Rubbermaid, Inc.	11,388	322,508
Owens-IIlinois, Inc. *	6,064	93,507
Rohm & Haas Company	6,241	295,511
RPM, Inc.	4,832	91,760
Snap-On, Inc.	2,419	107,766
Valspar Corporation	3,724	99,058
		2,553,178
Industrial—Diversified—0.4%
Blyth, Inc.	1,839	44,743
Daktronics, Inc.	927	19,180
Roper Industries, Inc.	2,980	133,325
Russ Berrie & Company, Inc. *	1,156	17,617
Shuffle Master, Inc. *†	1,527	41,244
Tyco International Ltd.	82,500	2,309,175
Yankee Candle Company, Inc.	2,152	62,989
Zomax, Inc. MN *	1,549	3,160
		2,631,433
Insurance—5.3%
21st Century Insurance Group	310	4,635
ACE Ltd. (Bermuda)	13,100	716,963
Aflac, Inc.	20,981	960,091
Aetna, Inc.	23,924	946,194
Alfa Corporation	1,928	33,297
Alleghany Corporation *	145	41,906
Allstate Corporation (The)	25,605	1,606,202
AMBAC Financial Group, Inc.	4,735	391,821
American Equity Investment Life Holding Co. †	4,302	52,786
American Financial Group, Inc.	1,617	75,886
American Independence Corporation *	430	4,898
American International Group, Inc.	91,710	6,076,705
American National Insurance	945	109,526
American Physicians Capital, Inc. *	860	41,607
Amerigroup Corporation *†	1,950	57,623
AmerUs Group Company	1,580	107,456
AON Corporation	10,312	349,267
Arch Capital Group Ltd. (Bermuda) *	1,428	90,664
Argonaut Group, Inc. *	1,387	43,039
Arthur J. Gallagher & Company †	3,230	86,144
Assurant, Inc. †	4,146	221,438
Axis Capital Holdings, Ltd. (Bermuda)	1,900	65,911
Baldwin & Lyons, Inc. Class B	945	$22,888
Bristol West Holdings, Inc.	1,365	19,861
Brown & Brown, Inc.	5,036	153,900
Centene Corporation *	1,972	32,420
Chubb Corporation	15,586	809,849
Cigna Corporation	5,331	620,102
Cincinnati Financial Corporation	6,788	326,231
Clark, Inc.	1,174	13,231
CNA Financial Corporation *	1,422	51,220
CNA Surety Corporation *	1,486	30,017
Commerce Group, Inc.	3,086	92,734
Conseco, Inc. *	6,600	138,534
Covanta Holding Corporation *	2,954	63,600
Crawford & Company Class B	1,891	12,840
Delphi Financial Group, Inc. Class A	1,945	77,567
Donegal Group, Inc. Class B	758	13,667
EMC Insurance Group, Inc.	341	9,834
Erie Indemnity Company Class A	1,023	53,575
Everest Re Group Ltd. (Bermuda)	2,000	195,060
FBL Financial Group, Inc. Class A	1,275	42,674
Fidelity National Financial, Inc.	6,737	280,596
Fidelity National Title Group, Inc.—Class A †	1,178	24,691
First American Corporation	3,159	133,752
GAINSCO, INC. *	128	960
Genworth Financial, Inc. Class A	15,900	556,659
Great American Financial Resources, Inc.	1,717	35,937
Hanover Insurance Group (The), Inc.	2,346	104,702
Harleysville Group, Inc.	1,351	47,271
Hartford Financial Services Group, Inc.	12,039	1,044,383
HCC Insurance Holdings, Inc.	3,999	131,487
Health Net, Inc. *	4,879	212,334
HealthExtras, Inc. *	1,864	52,770
Hilb Rogal & Hobbs Company	1,604	68,411
Horace Mann Educators Corporation	2,000	38,460
Humana, Inc. *	6,683	441,679
Independence Holding Company	961	20,911
Infinity Property & Casualty Corporation	810	33,315
Kansas City Life Insurance Company	902	41,077
Landamerica Financial Group, Inc. †	845	55,593
Leucadia National Corporation	8,118	212,448
Lincoln National Corporation	12,285	762,653
Loews Corporation	16,488	624,895
MBIA, Inc. †	5,981	367,473
MGIC Investment Corporation	4,084	244,917
Markel Corporation *†	412	169,192
Marsh & McLennan Companies, Inc.	21,504	605,338
Mercury General Corporation	1,109	55,017
Metlife, Inc.	17,345	983,115
National Financial Partners Corporation	1,495	61,340
Nationwide Financial Services Class A	2,414	116,113
Navigators Group, Inc. *	938	45,033
Odyssey Re Holdings Corporation †	505	17,059
Ohio Casualty Corporation	2,335	60,406
Old Republic International Corporation	9,191	203,581
PMI Group, Inc. (The) †	3,929	172,129
PartnerRe Ltd. (Bermuda) †	2,300	155,411

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Philadelphia Consolidated Holding Corporation *	2,562	$101,916
Phoenix Companies, Inc. (The)	4,217	59,038
PMA Capital Corporation Class A *	1,826	16,105
Presidential Life Corporation	1,144	25,591
Principal Financial Group	11,001	597,134
ProAssurance Corporation *	1,647	81,164
Progressive Corporation (The)	28,252	693,304
Protective Life Corporation	3,130	143,198
Prudential Financial, Inc.	19,756	1,506,395
Radian Group, Inc.	3,844	230,640
Reinsurance Group of America, Inc.	1,440	74,779
RenaissanceRe Holdings, Ltd. (Bermuda)	2,900	161,240
RLI Corporation	1,164	59,120
Safeco Corporation	5,751	338,906
Safety Insurance Group, Inc.	850	41,361
Scottish Re Group, Ltd.	2,910	31,632
Selective Insurance Group	1,061	55,819
St. Paul Travelers Companies	27,939	1,310,060
Stancorp Financial Group, Inc.	2,460	109,790
State Auto Financial Corporation	488	14,908
Stewart Information Services Corporation	1,239	43,080
Torchmark Corporation	4,697	296,428
Transatlantic Holdings, Inc.	1,167	70,498
Triad Guaranty, Inc. *†	692	35,410
United American Healthcare Corporation *	4,251	24,868
United Fire & Casualty Company	1,250	39,125
Unitrin, Inc.	1,906	84,188
Universal American Financial Corporation *	1,812	29,119
UnumProvident Corporation	13,588	263,471
USI Holdings Corporation *	1,550	21,003
WellPoint, Inc. *	25,689	1,979,337
Wesco Financial Corporation	187	81,719
White Mountains Insurance Group Ltd.	300	149,088
WR Berkley Corporation †	7,560	267,548
XL Capital Ltd. Class A (Bermuda)	7,300	501,510
Zenith National Insurance Corporation	1,498	59,755
		32,643,218
Lodging—0.5%
Ameristar Casinos, Inc.	300	6,513
Aztar Corporation *	1,549	82,112
Boyd Gaming Corporation	2,619	100,674
Choice Hotels International, Inc.	1,616	66,094
Empire Resorts, Inc. *	582	4,161
Hilton Hotels Corporation	14,441	402,182
International Leisure Hosts Ltd. *	1,200	5,880
Isle of Capri Casinos, Inc. *	1,250	26,325
Las Vegas Sands Corporation *	4,070	278,185
MGM Mirage, Inc. *	5,184	204,716
Marcus Corporation	1,505	34,570
Marriott International, Inc. Class A	15,992	617,931
Morgans Hotel Group Co. *	2,300	28,750
Starwood Hotels & Resorts Worldwide, Inc.	8,391	479,881
Station Casinos, Inc.	2,465	142,551
Trump Entertainment Resorts, Inc. *	1,600	27,136
Vail Resorts, Inc. *†	1,491	59,670
Wyndham Worldwide Corp. *	8,848	$247,479
Wynn Resorts Ltd. *†	2,554	173,698
		2,988,508
Media—Broadcasting & Publishing—1.9%
4Kids Entertainment, Inc. *	605	9,983
Acme Communications, Inc. *	1,200	6,312
American Greetings Corporation Class A	2,760	63,811
Banta Corporation	1,074	51,122
Beasley Broadcasting Group, Inc. Class A	1,150	8,085
Belo Corporation Class A	4,721	74,639
Cablevision Systems Corporation Class A *	9,044	205,389
CBS Corp. Class B	29,194	822,395
Charter Communications, Inc. Class A *†	11,237	17,080
Citadel Broadcasting Corporation †	1,025	9,635
CKX, Inc. *	1,800	22,410
Clear Channel Communications, Inc.	18,523	534,389
Comcast Corporation Class A *	81,304	2,996,052
COX Radio, Inc. Class A *	1,752	26,893
Crown Media Holdings, Inc. *†	5,899	26,487
Cumulus Media, Inc. Class A *	2,174	20,783
DIRECTV Group, Inc. (The) *	33,457	658,434
Dow Jones & Company, Inc. †	1,884	63,189
E.W. Scripps Company Class A	3,612	173,123
EchoStar Communications Corporation Class A *	9,386	307,298
Emmis Communications Corporation Class A *	1,175	14,394
Entercom Communications Corporation	2,183	55,012
Entravision Communications Corporation Class A *	2,852	21,219
Gannett Company, Inc.	10,348	588,077
Gray Television, Inc.	1,838	11,782
Harte-Hanks, Inc.	3,119	82,186
Hearst-Argyle Television, Inc.	2,184	50,123
IAC/InterActiveCorp *	9,431	271,236
ION Media Networks, Inc. *	2,670	2,163
John Wiley & Sons Class A	2,491	89,701
Journal Communications, Inc. Class A	3,900	43,953
Journal Register Company	1,817	10,302
Lee Enterprises, Inc.	1,973	49,799
Liberty Global, Inc.—Class A *	10,937	281,518
Liberty Global, Inc.—Class C *	1,932	48,404
Liberty Media Corp. Interactive— Class A *	27,258	555,518
Liberty Media Corp. Capital—Class A *	5,451	455,540
LIN TV Corporation Class A *†	1,419	11,040
Lodgenet Entertainment Corporation *	1,250	23,600
McClatchy Company Class A †	2,444	103,112
McGraw-Hill Companies, Inc. (The)	14,260	827,508
Media General, Inc. Class A	952	35,909
Mediacom Communications Corporation *	3,433	24,443
Meredith Corporation	2,083	102,754
New York Times Company Class A †	5,682	130,572
Pac-West Telecomm, Inc. *	5,562	1,279
Playboy Enterprises, Inc. Class B *	1,251	11,772
Primedia, Inc. *	8,853	13,457

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Radio One, Inc. Class A	*	4,327	$27,000
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		3,917	50,764
Regent Communications, Inc.	*	1,600	6,064
RH Donnelley Corporation		2,471	130,716
Salem Communications Corporation Class A		850	9,614
Scholastic Corporation	*	1,845	57,472
Sinclair Broadcast Group, Inc. Class A		2,049	16,085
Spanish Broadcasting System, Inc. Class A	*	1,300	5,681
Speedus Corporation	*	4,207	5,048
Sun-Times Media Group, Inc.—Class A		3,613	23,774
Tivo, Inc.	*†	2,696	20,463
Tribune Company		5,888	192,655
Triple Crown Media, Inc.	*	183	1,332
Univision Communications, Inc. Class A	*†	10,782	370,254
Viacom, Inc. Class B	*	25,894	962,739
Washington Post Class B		258	190,146
Worldgate Communications	*†	3,160	4,645
Young Broadcasting, Inc. Class A	*	831	1,911
			12,090,245
Medical Equipment & Supplies—0.3%
Abaxis, Inc.	*†	749	17,519
Abiomed, Inc.	*†	886	13,104
ADE Corporation	*	967	30,963
Advanced Medical Optics, Inc.	*	2,304	91,123
Aetrium, Inc.	*	614	3,064
Aksys Ltd.		1,004	773
Arrow International, Inc.		1,305	41,512
Avigen, Inc.	*	1,009	5,217
Axsys Technologies, Inc.	*	883	15,011
Bioject Medical Technologies, Inc.	*	4,490	3,906
Biolase Technology, Inc.	*†	765	4,781
BioVeris Corporation	*	1,071	10,057
Britesmile, Inc.	*†	1,080	2,700
Bruker BioSciences Corporation	*	1,667	11,686
Cardiodynamics International Corporation	*	1,872	1,329
Cerus Corporation	*	1,010	5,606
Coherent, Inc.	*	1,348	46,722
Cohu, Inc.		859	15,316
Cooper Companies, Inc.		1,627	87,045
Dade Behring Holdings, Inc.		3,120	125,299
Electro-Sensors, Inc.	*	2,581	10,840
Excel Technology, Inc.	*	562	16,630
Faro Technologies, Inc.	*†	453	8,652
Formfactor, Inc.	*†	1,417	59,698
Frequency Electronics, Inc.		821	10,648
HealthTronics Surgical Services, Inc.	*	2,529	15,604
Hologic, Inc.	*†	2,692	117,156
II-VI, Inc.	*	682	16,995
Illumina, Inc.	*†	1,280	42,291
Integra LifeSciences Holdings Corporation	*†	1,190	44,601
Intermagnetics General Corporation	*	1,495	40,440
Intest Corporation	*	950	5,453
Intuitive Surgical, Inc.	*†	1,610	169,775
Ixia	*	2,330	20,760
Meade Instruments Corporation	*	1,640	$3,690
Mechanical Technology, Inc.	*	957	1,751
Medwave, Inc.	*	2,500	4,100
Mesa Laboratories, Inc.		1,200	20,580
Microtek Medical Holdings, Inc.	*	1,250	4,375
Molecular Devices Corporation	*	909	16,807
MTS Systems Corporation		1,342	43,400
Nanogen, Inc.	*	950	1,691
Nyer Medical Group, Inc.	*	2,532	7,014
OI Corporation		1,600	16,000
Orbit International Corporation	*	2,812	19,712
Orthologic Corporation	*	1,516	1,971
OYO Geospace Corporation	*	550	31,213
PSS World Medical, Inc.	*†	3,574	71,444
Palomar Medical Technologies, Inc.	*†	1,116	47,095
Patterson Companies, Inc.	*†	5,546	186,401
Q-Med, Inc.	*	1,634	8,366
Resmed, Inc.	*†	3,034	122,119
Somanetics Corporation	*	1,352	26,986
Spectranetics Corporation	*	1,045	12,227
Staar Surgical Company	*	848	6,377
Synovis Life Technologies, Inc.	*	346	2,515
Theragenics Corporation	*	1,492	4,297
Thermogenesis	*	4,316	16,703
TriPath Imaging, Inc.	*	1,739	15,703
Ventana Medical Systems, Inc.	*	1,416	57,815
Viasys Healthcare, Inc.	*	1,380	37,591
Vivus, Inc.	*	1,400	5,180
White Electronic Designs Corporation	*	514	2,555
X-Rite, Inc.		1,890	20,299
Young Innovations, Inc.		677	24,345
Zevex International, Inc.	*	900	8,091
Zygo Corporation	*	967	12,329
			1,973,018
Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	8,891

Medical Supplies—3.2%
Align Technology, Inc.	*	2,449	27,870
Allergan, Inc.		6,476	729,262
American Medical Systems Holdings, Inc.	*†	3,000	55,290
Analogic Corporation		593	30,433
Applera Corporation—Applied Biosystems Group		8,630	285,739
Aradigm Corp.	*	224	376
ArthoCare Corporation	*†	851	39,878
Bausch & Lomb, Inc.		2,176	109,083
Baxter International, Inc.		25,124	1,142,137
Beckman Coulter, Inc.		2,512	144,591
Becton, Dickinson & Company		10,137	716,382
Biomet, Inc.		10,108	325,377
Bio-Rad Laboratories, Inc. Class A	*	88	6,224
Biosite, Inc.	*	725	33,517
Boston Scientific Corporation	*	47,016	695,367
C.R. Bard, Inc.	†	3,904	292,800
Clarient, Inc.	*	3,308	2,713
Conmed Corporation	*	1,362	28,752
Credence Systems Corporation	*	2,727	7,772
Cyberonics, Inc.	*†	956	16,759
Datascope Corporation		556	18,609
Dentsply International, Inc.		5,668	170,663
Dionex Corporation	*	1,031	52,519

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
DJ Orthopedics, Inc.	*	729	$30,275
ev3, Inc.	*†	785	13,353
FEI Company	*†	1,368	28,878
Fisher Scientific International	*	4,467	349,498
Haemonetics Corporation	*	1,157	54,148
Hanger Orthopedic Group, Inc.	*	1,083	7,126
ICU Medical, Inc.	*	605	27,515
Input/Output, Inc.	*†	2,427	24,100
Invacare Corporation		1,333	31,352
Itron, Inc.	*†	955	53,289
Johnson & Johnson		120,382	7,817,607
Kla-Tencor Corporation		7,679	341,485
Kensey Nash Corporation	*	866	25,348
Kopin Corporation	*	2,431	8,144
Kyphon, Inc.	*†	1,594	59,647
LTX Corporation	*	2,405	12,049
MKS Instruments, Inc.	*	2,455	49,861
Medtronic, Inc.		49,297	2,289,353
Mentor Corporation	†	1,961	98,815
Merit Medical Systems, Inc.	*	2,519	34,208
Millipore Corporation	*†	2,026	124,194
Mine Safety Appliances Company	†	1,444	51,464
Newport Corporation	*	1,614	26,308
Oakley, Inc.		2,900	49,445
Osteotech, Inc.	*	1,498	6,127
PerkinElmer, Inc.		5,266	99,685
Photon Dynamics, Inc.	*	659	8,745
PolyMedica Corporation	†	960	41,098
Quest Diagnostics, Inc.		6,828	417,600
Respironics, Inc.	*	3,060	118,147
SonoSite, Inc.	*	1,264	35,898
St. Jude Medical, Inc.	*	15,318	540,572
Steris Corporation		2,777	66,815
Stryker Corporation		12,056	597,857
Techne Corporation	*	1,736	88,293
Therma-Wave, Inc.	*	757	901
Thermo Electron Corporation	*†	6,758	265,792
Thoratec Corporation	*	2,306	35,997
Urologix, Inc.	*	1,050	2,951
Varian, Inc.	*	1,502	68,897
Veeco Instruments, Inc.	*	1,294	26,074
Vital Signs, Inc.		634	35,891
Waters Corporation	*	5,040	228,211
Wright Medical Group, Inc.	*	1,309	31,743
Zimmer Holdings, Inc.	*	10,634	717,795
Zoll Medical Corporation	*	425	15,253
			19,989,917
Metals—1.2%
AK Steel Holding Corporation	*	5,009	60,809
Alcoa, Inc.		35,208	987,232
Aleris International, Inc.	*	1,256	63,478
Allegheny Technologies, Inc.	†	3,350	208,337
Alpine Group, Inc.	*	698	1,780
Ameron International Corporation	†	542	36,010
Aptargroup, Inc.		1,565	79,627
Brush Engineered Materials, Inc.	*	1,122	27,904
Carpenter Technology Corporation		941	101,167
Century Aluminum Company	*	865	29,107
Chaparral Steel Company	*	2,232	76,022
Circor International, Inc.		711	21,721
Cleveland-Cliffs, Inc.		2,036	77,592
Commercial Metals Company		4,080	82,946
Commscope, Inc.	*†	2,612	85,830
Couer D’alene Mines Corporation	*	8,276	$38,980
Crane Company		2,467	103,121
Curtiss-Wright Corporation		2,112	64,099
Danaher Corporation		9,574	657,447
Encore Wire Corporation	*†	1,400	49,406
General Cable Corporation	*	1,382	52,806
Gibraltar Industries, Inc.		1,188	26,350
Glamis Gold, Ltd. (Canada)	*	5,700	224,751
Griffon Corporation	*	1,288	30,745
Hecla Mining Company	*†	4,124	23,672
Hubbell, Inc. Class B		2,078	99,536
International Aluminum Corporation		1,105	41,272
Jacuzzi Brands, Inc.	*	2,655	26,523
Ladish Company, Inc.	*	900	25,992
Lone Star Technologies, Inc.	*	1,337	64,684
Massey Energy Company	†	3,053	63,930
Matthews International Corporation Class A		1,052	38,724
Maverick Tube Corporation	*	1,736	112,545
MAXXAM, Inc.	*	856	23,476
Meridian Gold, Inc. (Canada)	*	4,300	106,898
Metal Management, Inc.		1,800	50,112
Mittal Steel Co. NV—Class A, ADR (Holland *Jas)		1	35
Mueller Industries, Inc.		1,592	55,991
NCI Building Systems, Inc.	*	1,232	71,665
Newmont Mining Corporation		17,430	745,133
NS Group, Inc.	*	923	59,580
Nucor Corporation		10,996	544,192
Optical Cable Corporation	*	240	1,236
Phelps Dodge Corporation		7,416	628,135
Precision Castparts Corporation		5,136	324,390
Quanex Corporation		1,671	50,715
Reliance Steel & Aluminum Company		2,966	95,327
Royal Gold, Inc.	†	1,153	31,281
RTI International Metals, Inc.	*	1,363	59,400
Ryerson Tull, Inc.	†	1,471	32,200
Schnitzer Steel Industries, Inc. Class A		693	21,857
Shaw Group, Inc. (The)	*	2,182	51,582
Shiloh Industries, Inc.	*	1,441	19,425
Simpson Manufacturing Company, Inc.	†	2,084	56,331
Southern Copper Corp.	†	657	60,773
Steel Dynamics, Inc.		2,020	101,909
Stillwater Mining Company	*	3,727	31,307
Sturm, Ruger & Company, Inc.	*	3,296	25,511
Superior Essex, Inc.	*	1,617	55,382
Taser International, Inc.	*†	2,292	17,557
Texas Industries, Inc.	†	1,116	58,099
Titanium Metals Corporation	*†	1,840	46,515
Tredegar Corporation		1,606	26,884
United States Steel Corporation		4,607	265,732
Valmont Industries, Inc.		1,162	60,715
Watts Water Technologies, Inc. Class A		1,225	38,906
Worthington Industries, Inc.		3,575	60,990
			7,563,386
Metals & Mining—0.0%
Oregon Steel Mills, Inc.	*	2,300	112,401

Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B		7,496	399,237

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Miscellaneous—0.1%
Alliance One International, Inc.	*	2,000	$8,200
Corrections Corporation of America	*	2,850	123,263
Geo Group, Inc. (The)	*	819	34,603
Handleman Company		1,657	12,577
Pool Corp.		2,434	93,709
Terra Industries, Inc.	*	2,513	19,375
Tractor Supply Company	*†	1,549	74,755
			366,482
Miscellaneous Manufacturing—0.0%
American Railcar Industries, Inc.	†	1,200	34,932

Oil & Gas—8.8%
Adams Resources & Energy, Inc.		1,462	50,951
AGL Resources, Inc.		2,166	79,059
Anadarko Petroleum Corporation		19,220	842,413
Apache Corporation		14,149	894,217
Apco Argentina, Inc. (Cayman Islands)		622	53,455
Ashland, Inc.	†	2,848	181,645
Atlas America, Inc.	*	1,146	48,911
Atmos Energy Corporation		2,732	77,999
ATP Oil & Gas Corporation	*	685	25,304
Atwood Oceanics, Inc.	*	1,662	74,740
Basic Energy Services, Inc.	*	1,600	39,040
Berry Petroleum Company Class A		1,202	33,848
BJ Services Company	†	13,938	419,952
Blue Dolphin Energy Company	*†	3,650	14,199
BP Prudhoe Bay Royalty Trust	†	1,105	81,218
Buckeye Partners, LP	†	1,400	61,040
Cabot Oil & Gas Corporation		2,274	108,993
Callon Petroleum Company	*	779	10,563
Carrizo Oil & Gas, Inc.	*	1,800	46,422
Cascade Natural Gas Corporation		1,289	33,630
Chesapeake Energy Corporation	†	12,243	354,802
Chesapeake Utilities Corporation		949	28,517
Chevron Texaco Corporation		92,076	5,972,049
Cimarex Energy Company		2,681	94,344
Clayton Williams Energy, Inc.	*	550	16,665
CNX Gas Corporation	*	1,100	25,487
Complete Production Services, Inc.	*	1,200	23,688
ConocoPhillips		62,149	3,699,730
Cross Timbers Royalty Trust		575	26,651
Crosstex Energy, Inc.		700	62,699
Dawson Geophysical Company	*	1,200	35,640
Delta Natural Gas Company, Inc.		380	9,519
Delta Petroleum Corporation	*†	2,709	61,007
Denbury Resources, Inc.	*	4,466	129,067
Devon Energy Corporation		18,000	1,136,700
Diamond Offshore Drilling, Inc.	†	2,694	194,965
Dorchester Minerals, LP		2,200	56,650
Dynegy, Inc. Class A	*	15,654	86,723
EOG Resources, Inc.		10,352	673,398
EL Paso Corporation	†	25,233	344,178
Enbridge Energy Partners, LP	†	1,775	82,626
Encore Acquisition Company	*	2,062	50,189
Energen Corporation		2,644	110,704
Energy Partners Ltd.	*†	1,758	43,335
Energy Transfer Partners, LP		2,777	128,658
ENSCO International, Inc.		5,990	262,542
Enterprise Products Partners LP	†	8,400	224,700
Equitable Resources, Inc.		5,624	196,728
EXCO Resources, Inc.	*	4,100	50,881
Exploration Company of Delaware, Inc. (The)	*	5,411	$51,783
Exxon Mobil Corporation		240,454	16,134,463
Forest Oil Corporation	*†	2,547	80,460
Frontier Oil Corporation		4,576	121,630
FX Energy, Inc.	*	3,496	17,830
Giant Industries, Inc.	*	540	43,848
Global Industries Ltd.	*	2,539	39,507
GlobalSantaFe Corporation		9,544	477,105
Grey Wolf, Inc.	*†	5,192	34,683
Halliburton Company		42,358	1,205,085
Hanover Compressor Company	*†	2,998	54,624
Headwaters, Inc.	*†	2,095	48,918
Helix Energy Solutions Group, Inc.	*†	3,853	128,690
Helmerich & Payne, Inc.		3,926	90,416
Hess Corp.		11,190	463,490
Holly Corporation		1,972	85,447
Houston Exploration Company	*	1,352	74,563
Hugoton Royalty Trust		1,669	43,978
Kinder Morgan Energy Partners, LP	†	5,150	225,982
Kinder Morgan Management LLC	*	1,832	77,347
Kinder Morgan, Inc.		4,214	441,838
Laclede Group, Inc. (The)		1,025	32,882
Magellan Midstream Partners		2,000	73,800
Marathon Oil Corporation		14,747	1,134,044
Mariner Energy, Inc.	*†	3,261	59,905
Markwest Hydrocarbon, Inc.		1,182	33,096
McMoRan Exploration Company	*†	1,059	18,787
MDU Resources Group, Inc.		7,657	171,057
Meridian Resource Corporation	*	2,950	9,027
Murphy Oil Corporation	†	7,770	369,464
Nabors Industries Ltd.	*†	12,168	361,998
National Fuel Gas Company		4,022	146,200
New Jersey Resources Corporation		1,121	55,265
Newfield Exploration Company	*	5,246	202,181
Newpark Resources, Inc.	*	3,484	18,570
Nicor, Inc.	†	1,828	78,165
Noble Corporation		5,552	356,327
Noble Energy, Inc.		8,186	373,200
Northwest Natural Gas Company		1,183	46,468
Occidental Petroleum Corporation		34,658	1,667,396
Oceaneering International, Inc.	*	2,232	68,746
ONEOK Partners, LP	†	1,650	92,813
Oneok, Inc.		3,908	147,683
Pacific Energy Partners, LP	†	2,100	73,920
Parallel Petroleum Corporation	*	2,700	54,162
Parker Drilling Company	*	3,755	26,585
Patterson-UTI Energy, Inc.		6,712	159,477
Penn Virginia Corporation		300	19,023
Peoples Energy Corporation		1,528	62,113
Petrohawk Energy Corporation	*	10,735	111,429
Petroleum Development Corporation	*	1,250	49,863
Piedmont Natural Gas Company	†	2,740	69,349
Pioneer Drilling Co.	*†	2,700	34,668
Pioneer Natural Resources Company		5,801	226,935
Plains All American Pipeline, LP	†	2,300	106,145
Plains Exploration & Production Company	*†	4,202	180,308
Pogo Producing Company		2,307	94,472
Pride International, Inc.	*	5,416	148,507
Questar Corporation		3,706	303,040
Quicksilver Resources, Inc.	*†	1,980	63,162
Range Resources Corporation		4,350	109,794

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Resource America, Inc. Class A		1,287	$26,770
Rosetta Resources, Inc.	*	3,400	58,378
Rowan Companies, Inc.		3,918	123,926
Schlumberger Ltd.		47,986	2,976,572
SEACOR Holdings, Inc.	*	983	81,098
SEMCO Energy, Inc.	*	5,450	30,738
Smith International, Inc.		8,020	311,176
South Jersey Industries, Inc.		2,014	60,239
Southern Union Company		3,367	88,922
Southwest Gas Corporation		1,252	41,717
Southwestern Energy Company	*	6,072	181,371
St. Mary Land & Exploration Company	†	2,262	83,038
Stone Energy Corporation	*	1,208	48,900
Sunoco Logistics Partners, LP	†	950	42,522
Sunoco, Inc.		5,812	361,448
Superior Energy Services, Inc.	*	2,900	76,154
Swift Energy Company	*†	1,142	47,758
Syntroleum Corporation	*	1,246	5,968
TC Pipelines, LP		1,100	33,594
Teppco Partners LP		2,500	92,900
Tesoro Petroleum Corporation		3,423	198,466
Tetra Technologies, Inc.	*	2,352	56,824
Tidewater, Inc.		2,430	107,382
Todco Class A	*†	2,002	69,269
Transocean, Inc.	*	12,976	950,232
UGI Corporation		2,720	66,504
Ultra Petroleum Corporation	*	6,082	292,605
Unit Corporation	*	1,702	78,241
United Heritage Corp.	*	1,060	2,862
VAALCO Energy, Inc.	*	3,800	27,284
Valero Energy Corporation		23,922	1,231,265
Valero, LP	†	1,500	75,000
Vectren Corporation		3,706	99,506
Veritas DGC, Inc.	*	1,390	91,490
Warren Resources, Inc.	*	3,600	43,848
Wd-40 Company		949	33,851
Weatherford International Ltd.	*	13,510	563,637
Western Refining, Inc.		2,500	58,100
WGL Holdings, Inc.		2,315	72,552
W-H Energy Services, Inc.	*	1,377	57,104
Whiting Petroleum Corporation	*†	1,242	49,804
Williams Companies, Inc.		24,207	577,821
XTO Energy, Inc.		15,020	632,793
			54,921,783
Pharmaceuticals—6.5%
Aastrom Biosciences, Inc.	*	3,289	3,815
Abbott Laboratories		61,788	3,000,425
Abraxis BioScience, Inc.		1,756	48,782
Adolor Corporation	*†	1,927	26,727
Albany Molecular Research, Inc.	*	1,371	12,833
Alexion Pharmaceuticals, Inc.	*†	1,108	37,650
Alfacell Corporation	*†	4,295	5,884
Alkermes, Inc.	*	3,579	56,727
Allscripts Healthcare Solutions, Inc.	*†	2,300	51,635
Alpharma, Inc. Class A		2,463	57,610
AmerisourceBergen Corporation		8,488	383,658
Amgen, Inc.	*	47,515	3,398,748
Amylin Pharmaceuticals, Inc.	*†	3,885	171,212
Andrx Corporation	*†	3,036	74,169
Anesiva, Inc.	*	9	61
Arena Pharmaceuticals, Inc.	*†	1,439	17,239
ArQule, Inc.	*	864	3,637
Atherogenics, Inc.	*†	1,603	21,112
AVANIR Pharmaceuticals—Class A	*†	1,500	$10,380
Avant Immunotherapeutics, Inc.	*	5,150	6,747
AVI BioPharma, Inc.	*†	2,400	8,712
Barr Pharmaceuticals, Inc.	*	4,174	216,798
Bentley Pharmaceuticals, Inc.	*	711	8,532
Biogen Idec, Inc.	*	14,695	656,573
BioMarin Pharmaceuticals, Inc.	*†	2,400	34,152
Biopure Corporation Class A	*	309	253
BioScrip, Inc.	*	1,095	3,307
Boston Life Sciences, Inc.	*†	724	2,570
Bradley Pharmaceuticals, Inc.	*†	591	9,409
Bristol-Myers Squibb Company		79,572	1,982,934
Cambrex Corporation		1,258	26,053
Cardinal Health, Inc.		17,566	1,154,789
Cell Genesys, Inc.	*†	1,642	7,504
Cell Therapeutics, Inc.	*†	1,391	2,379
Cellegy Pharmaceuticals, Inc.	*	1,550	233
Cephalon, Inc.	*†	2,347	144,927
Charles River Laboratories International, Inc.	*	2,755	119,595
Collagenex Pharmaceuticals, Inc.	*	1,558	20,238
Columbia Laboratories, Inc.	*	1,819	6,294
Connetics Corporation	*	1,618	17,636
Conor Medsystems, Inc.	*†	2,500	58,925
Cubist Pharmaceuticals, Inc.	*†	1,762	38,306
Cypress Bioscience, Inc.	*	1,560	11,388
Cytogen Corporation	*	755	1,767
CytRx Corporation	*	4,200	5,376
Dendreon Corporation	*†	1,879	8,399
Digene Corporation	*	725	31,284
Discovery Laboratories, Inc.	*†	2,566	5,466
Durect Corporation	*	1,900	7,790
Eli Lilly & Company		39,396	2,245,572
Emisphere Technologies, Inc.	*†	772	6,523
Encysive Pharmaceuticals, Inc.	*†	2,128	9,150
Endo Pharmaceuticals Holdings, Inc.	*	2,935	95,534
EpiCept Corp.	*	751	1,359
EPIX Pharmaceuticals, Inc.	*	640	2,650
Forest Laboratories, Inc.	*	12,889	652,312
Genaera Corporation	*	4,787	1,915
Genelabs Technologies	*	721	1,175
Genentech, Inc.	*	18,818	1,556,249
Genta, Inc.	*	2,971	2,317
Genzyme Corporation	*	10,181	686,912
Geron Corporation	*	1,370	8,590
Gilead Sciences, Inc.	*	17,410	1,196,067
GTC Biotherapeutics, Inc.	*	3,988	4,945
GTx, Inc.	*	200	1,848
Hemispherx Biopharma, Inc.	*†	920	1,720
Henry Schein, Inc.	*†	3,652	183,111
Heska Corporation	*	4,462	7,541
Hi-Tech Pharmacal Company, Inc.	*	862	10,896
Hollis-Eden Pharmaceuticals	*	954	5,047
Hospira, Inc.	*	6,367	243,665
Human Genome Sciences, Inc.	*†	5,277	60,897
Idexx Laboratories, Inc.	*	1,568	142,908
IDM Pharma, Inc.	*	142	436
ImClone Systems, Inc.	*†	3,034	85,923
Immtech International, Inc.	*†	681	3,269
Immucor, Inc.	*	1,828	40,965
ImmunoGen, Inc.	*	1,323	4,683
Indevus Pharmaceuticals, Inc.	*	5,716	33,839
Inspire Pharmaceuticals, Inc.	*	1,369	6,968
InterMune, Inc.	*	1,586	26,042
Inverness Medical Innovations, Inc.	*	880	30,589

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Invitrogen Corporation	*†	2,122	$134,556
King Pharmaceuticals, Inc.	*	10,009	170,453
KOS Pharmaceuticals, Inc.	*	1,090	53,868
KV Pharmaceutical Company Class A	*	2,179	51,642
Martek Biosciences Corporation	*†	1,148	24,693
McKesson Corporation		11,391	600,534
Medarex, Inc.	*	3,092	33,208
Medco Health Solutions, Inc.	*	12,790	768,807
Medicines Company	*	2,018	45,526
Medicis Pharmaceutical Corporation Class A	†	2,422	78,352
Medifast, Inc.	*	734	6,371
MedImmune, Inc.	*†	10,273	300,074
Merck & Company, Inc.		89,830	3,763,877
Meridian Bioscience, Inc.		772	18,150
MGI Pharma, Inc.	*	2,665	45,865
Millennium Pharmaceuticals, Inc.	*	12,456	123,937
Mylan Laboratories		8,108	163,214
Nabi Biopharmaceuticals	*	1,995	11,531
Nastech Pharmaceutical Company, Inc.	*†	1,500	22,890
Natrol, Inc.	*	1,145	1,637
NBTY, Inc.	*	2,664	77,975
Neose Technologies, Inc.	*	704	1,394
Neurobiological Technologies	*	3,136	7,464
Neurocrine Biosciences, Inc.	*†	1,479	15,899
Novavax, Inc.	*†	1,550	5,875
Noven Pharmaceuticals, Inc.	*†	1,350	32,562
NPS Pharmaceuticals, Inc.	*	1,660	6,325
Nu Skin Enterprises, Inc. Class A		3,018	52,875
Nuvelo, Inc.	*	1,150	20,976
Omnicare, Inc.	†	4,277	184,296
Onyx Pharmaceuticals, Inc.	*†	1,214	20,990
OraSure Technologies, Inc.	*†	1,687	13,563
OSI Pharmaceuticals, Inc.	*†	2,729	102,419
Pain Therapeutics, Inc.	*†	1,318	11,361
Palatin Technologies, Inc.	*	2,104	5,008
Panacos Pharmaceuticals, Inc.	*	157	779
Par Pharmaceutical Companies, Inc.	*	1,362	24,843
Parexel International Corporation	*	1,153	38,153
PDL BioPharma, Inc.	*†	3,841	73,747
Penwest Pharmaceuticals Company	*†	930	15,485
Peregrine Pharmaceuticals, Inc.	*	9,115	11,576
Perrigo Company		2,922	49,586
Pfizer, Inc.		297,280	8,430,861
Pharmacopeia Drug Discovery, Inc.	*	572	2,168
Pharmacyclics, Inc.	*	1,700	8,262
Poniard Pharmaceuticals, Inc.	*	396	1,386
Pozen, Inc.	*	1,014	13,040
Praecis Pharmaceuticals, Inc.	*	367	752
Progenics Pharmeceuticals, Inc.	*	793	18,604
Regeneron Pharmaceuticals, Inc.	*	2,632	41,296
Salix Pharmaceuticals Ltd.	*	2,346	31,812
Schering-Plough Corporation		61,678	1,362,467
Sciclone Pharmaceuticals, Inc.	*	1,700	3,944
Sciele Pharma, Inc.	*†	1,613	30,389
Sepracor, Inc.	*†	4,575	221,613
SIGA Technologies, Inc.	*	4,649	6,741
Sigma Aldrich Corporation	†	2,478	187,510
SirnaTherapeutics, Inc.	*	4,257	23,712
SuperGen, Inc.	*	1,338	6,235
Tanox, Inc.	*	1,721	20,342
Tapestry Pharmaceuticals, Inc.	*	522	$1,086
Targeted Genetics Corp.	*	626	1,146
Third Wave Technologies, Inc.	*	1,227	5,497
Titan Pharmaceuticals, Inc.	*	1,743	3,835
United Therapeutics Corporation	*	914	48,022
USANA Health Sciences, Inc.	*	593	26,442
Valeant Pharmaceuticals International	†	3,473	68,696
Vertex Pharmaceuticals, Inc.	*†	3,255	109,531
Vion Pharmaceuticals, Inc.	*	4,504	4,909
Viropharma, Inc.	*	4,061	49,422
Watson Pharmaceuticals, Inc.	*	4,480	117,242
Wyeth		54,364	2,763,866
XOMA Ltd.	*	4,976	9,405
Zymogenetics, Inc.	*	2,343	39,526
			40,194,352
Real Estate—2.3%
Acadia Realty Trust REIT		1,318	33,609
Affordable Residential Communities REIT	*†	950	9,206
Agree Realty Corporation REIT		814	26,740
Alderwoods Group, Inc.	*	3,200	63,456
Alexander’s, Inc. REIT	*	161	49,950
Alexandria Real Estate Equities, Inc. REIT		802	75,228
AMB Property Corporation REIT		3,649	201,096
American Financial Realty Trust REIT		5,234	58,411
American Land Lease, Inc. REIT		1,828	43,415
American Mortgage Acceptance Corporation REIT		1,842	33,230
Annaly Mortgage Management, Inc. REIT	†	3,840	50,458
Anthracite Capital, Inc. REIT		1,100	14,146
Apartment Investment & Management Company REIT Class A	†	3,910	212,743
Archstone-Smith Trust REIT		7,979	434,377
Arizona Land Income Corporation REIT Class A		1,050	4,022
Avalonbay Communities, Inc. REIT	†	3,116	375,166
BioMed Realty Trust, Inc. REIT		1,400	42,476
Boston Properties, Inc. REIT		4,700	485,698
Brandywine Realty Trust REIT		2,965	96,511
BRE Properties Class A		2,433	145,323
Brookfield Properties Co. (Canada)	†	2,000	70,640
BRT Realty Trust REIT		355	10,071
California Coastal Communities, Inc.	*	267	5,490
Camden Property Trust REIT		2,732	207,659
Capital Alliance Income Trust Ltd. REIT	*	799	7,750
Capstead Mortgage Corporation REIT		2,400	20,712
CB Richard Ellis Group, Inc. Class A	*	6,900	169,740
CBL & Associates Properties, Inc. REIT		2,548	106,787
Cedar Shopping Centers, Inc. REIT		583	9,427
Colonial Properties Trust REIT		1,962	93,803
Cousins Properties, Inc. REIT		2,338	79,983
Crescent Real Estate EQT Company REIT		4,527	98,734
Developers Diversified Realty Corporation REIT	†	4,733	263,912

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Duke Realty Corporation REIT	5,609	$209,496
Eastgroup Properties, Inc. REIT	1,538	76,685
Entertainment Properties Trust REIT	749	36,941
Equity Inns, Inc. REIT	3,264	51,963
Equity Office Properties Trust REIT	14,483	575,844
Equity One, Inc. REIT	2,619	62,777
Equity Residential REIT	11,429	578,079
Essex Property Trust, Inc. REIT	807	97,970
Extra Space Storage, Inc. REIT	3,500	60,585
Federal Realty Investment Trust REIT	1,810	134,483
FelCor Lodging Trust, Inc. REIT	3,135	62,857
First Industrial Realty Trust, Inc. REIT †	1,599	70,356
Forest City Enterprises, Inc. Class A	2,608	141,614
General Growth Properties, Inc. REIT	9,800	466,970
Getty Realty Corporation REIT †	1,747	51,152
Glenborough Realty Trust, Inc. REIT	2,111	54,316
Glimcher Realty Trust REIT	1,584	39,252
Grubb and Ellis Company *	652	6,305
Health Care Property Investors, Inc. REIT †	5,334	165,621
Health Care REIT, Inc. †	1,824	72,978
Healthcare Realty Trust, Inc. REIT	1,881	72,249
Heritage Property Investment Trust REIT	2,051	74,779
Highwoods Properties, Inc. REIT	2,393	89,044
HMG Courtland Properties REIT *	1,450	18,125
Home Properties, Inc. REIT	1,390	79,452
Hospitality Properties Trust REIT	2,923	137,966
Host Marriott Corporation REIT	17,443	399,968
HRPT Properties Trust REIT	9,142	109,247
IMPAC Mortgage Holdings, Inc. REIT †	3,238	30,340
Innkeepers USA Trust REIT	2,014	32,808
iStar Financial, Inc. REIT	4,331	180,603
Jones Lang Lasalle, Inc.	1,311	112,064
Kimco Realty Corporation REIT †	8,694	372,712
Lexington Corporate Properties Trust REIT †	1,399	29,631
Liberty Property Trust REIT †	3,172	151,590
Mack-Cali Realty Corporation REIT	2,488	128,878
Maguire Properties, Inc. REIT	1,199	48,847
Mid-America Apartment Communities, Inc. REIT	1,240	75,913
Mills Corporation (The) REIT	2,070	34,590
Mission West Properties REIT	1,417	16,168
Monmouth Capital Corporation	2,974	15,762
Monmouth Class A REIT	1,328	10,624
National Health Investors, Inc. REIT	2,097	59,408
Nationwide Health Properties, Inc. REIT	2,362	63,160
New Plan Excel Realty Trust REIT †	4,341	117,424
Newcastle Investment Corporation REIT	754	20,667
Novastar Financial, Inc. REIT †	771	22,505
Pan Pacific Retail Properties, Inc. REIT	1,419	98,507
Parkway Properties, Inc. REIT	986	45,839
Plum Creek Timber Company, Inc. REIT	7,592	$258,432
PMC Commercial Trust REIT	865	12,110
Post Properties, Inc. REIT	2,078	98,747
Prologis REIT	9,458	539,673
Public Storage, Inc. REIT	5,109	439,323
RAIT Investment Trust REIT	991	28,590
Rayonier, Inc. REIT	3,336	126,101
Realogy Corp. *†	11,060	250,841
Realty Income Corporation REIT †	4,138	102,250
Redwood Trust, Inc. REIT †	1,008	50,773
Regency Centers Corporation REIT	2,545	174,994
Senior Housing Properties Trust REIT	2,216	47,289
Simon Property Group, Inc. REIT	9,585	868,593
SL Green Realty Corporation REIT †	1,735	193,800
Sovran Self Storage, Inc. REIT †	1,269	70,493
St. Joe Company (The) †	2,906	159,452
Stewart Enterprises, Inc. Class A	4,115	24,114
Sun Communities, Inc. REIT †	1,061	33,910
Taubman Centers, Inc. REIT	2,083	92,527
Thornburg Mortgage, Inc. REIT	4,059	103,383
Trammell Crow Company *	2,116	77,255
Trizec Properties, Inc. REIT	3,914	113,154
United Capital Corporation *	690	18,416
United Dominion Realty Trust, Inc. REIT	4,883	147,467
Ventas, Inc. REIT	3,213	123,829
Vornado Realty Trust REIT	5,255	572,795
W.P. Carey & Company LLC	1,592	43,796
Washington REIT †	1,834	72,993
Weingarten Realty Investors REIT	3,474	149,451
		14,259,634
Restaurants—0.8%
Applebee’s International, Inc.	3,613	77,716
Aramark Corporation Class B	4,444	146,030
Back Yard Burgers, Inc. *	1,698	10,069
Bob Evans Farms, Inc.	1,465	44,360
Brinker International, Inc. †	3,445	138,110
Burger King Holdings, Inc. *	1,700	27,132
CEC Entertainment, Inc. *	1,614	50,857
CKE Restaurants, Inc.	1,945	32,520
California Pizza Kitchen, Inc. *	970	29,032
CBRL Group, Inc.	2,120	85,712
Cheesecake Factory (The) *†	3,444	93,642
Chipotle Mexican Grill, Inc.—Class A *†	900	44,703
Darden Restaurants, Inc.	6,843	290,622
IHOP Corporation	1,079	50,012
Jack in the Box, Inc. *	1,437	74,983
Krispy Kreme Doughnuts, Inc. *†	2,573	20,841
Landry’s Restaurants, Inc.	1,253	37,778
Lone Star Steakhouse & Saloon, Inc.	1,124	31,213
McDonald’s Corporation †	51,567	2,017,301
Morton’s Restaurant Group, Inc. *	2,200	33,902
O’Charley’s, Inc. *	1,091	20,696
OSI Restaurant Partners, Inc.	2,790	88,471
Papa John’s International, Inc. *	1,610	58,137
PF Chang’s China Bistro, Inc. *†	1,089	37,799
Rare Hospitality International, Inc. *	1,475	45,076
Red Robin Gourmet Burgers, Inc. *†	692	31,908
Ruby Tuesday, Inc. †	2,816	79,383

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ryan’s Restaurant Group, Inc.	*	2,818	$44,722
Sonic Corporation	*	3,730	84,335
Steak N Shake Company (The)	*	1,267	21,400
Texas Roadhouse, Inc. Class A	*	3,070	37,700
Triarc Companies Class B		2,886	43,636
Wendy’s International, Inc.		5,229	350,343
Yum! Brands, Inc.		11,805	614,450
			4,894,591
Retail—Apparel—0.0%
dELIA*s, Inc.	*	925	7,123

Retailers—3.7%
1-800-FLOWERS.COM, Inc.	*	793	4,171
99 Cents Only Stores	*	3,207	37,939
AC Moore Arts & Crafts, Inc.	*†	876	16,670
Advance Auto Parts, Inc.		4,485	147,736
Alloy, Inc.	*	462	5,456
Amazon.Com, Inc.	*†	12,783	410,590
Autozone, Inc.	*	2,384	246,267
BJ’s Wholesale Club, Inc.	*	2,859	83,426
Barnes & Noble, Inc.		2,814	106,763
Bed Bath & Beyond, Inc.	*	12,988	496,921
Bell Microproducts, Inc.	*	1,146	5,948
Best Buy Company, Inc.		15,993	856,585
Big 5 Sporting Goods Corporation		1,071	24,419
Big Lots, Inc.	*†	4,853	96,138
Blair Corporation		306	7,895
Bluefly, Inc.	*	2,341	2,318
Bombay Company, Inc. (The)	*	1,080	1,480
Borders Group, Inc.		3,342	68,177
CSK Auto Corporation	*	1,990	28,059
CVS Corporation		32,316	1,037,990
Casey’s General Stores, Inc.		1,608	35,810
Cash America International, Inc.		2,411	94,222
Central Garden & Pet Company	*	615	29,680
Circuit City Stores, Inc.		8,696	218,357
Coldwater Creek, Inc.	*	1,528	43,945
Cost Plus, Inc.	*†	1,014	12,138
Costco Wholesale Corporation		18,694	928,718
Dick’s Sporting Goods, Inc.	*	1,240	56,445
Dillard’s, Inc. Class A	†	3,454	113,049
Dollar General Corporation		13,983	190,588
Dollar Tree Stores, Inc.	*	4,830	149,537
Drugstore.Com, Inc.	*	3,800	13,110
eBay, Inc.	*	40,410	1,146,028
Family Dollar Stores, Inc.		6,556	191,697
Fastenal Company		5,638	217,458
Federated Department Stores		22,466	970,756
Foot Locker, Inc.		5,840	147,460
Fred’s, Inc.	†	1,781	22,476
GameStop Corp.—Class A	*†	1,890	87,469
GSI Commerce, Inc.	*†	1,469	21,800
Guitar Center, Inc.	*	1,020	45,574
Hancock Fabrics, Inc.	*	631	1,811
Haverty Furniture Companies, Inc.		1,111	17,720
Hibbett Sporting Goods, Inc.	*	1,396	36,547
JC Penney Company, Inc. (Holding Company)		7,928	542,196
Jo-Ann Stores, Inc.	*	1,266	21,168
Kenneth Cole Productions, Inc. Class A		956	23,298
Kirkland’s, Inc.	*	833	4,073
Knoll, Inc.		2,701	54,560
Longs Drug Stores Corporation		1,757	80,840
MarineMax, Inc.	*†	800	$20,360
Marvel Entertainment, Inc.	*†	4,501	108,654
Men’s Wearhouse, Inc.		2,437	90,681
Michaels Stores, Inc.		5,676	247,133
Movie Gallery, Inc.	*†	1,145	2,244
MSC Industrial Direct Company Class A		1,782	72,599
Nitches, Inc.	*†	2,850	13,737
Office Depot, Inc.	*	11,792	468,142
OfficeMax, Inc.		3,587	146,134
O’Reilly Automotive, Inc.	*	4,772	158,478
Overstock.com, Inc.	*†	770	13,498
PC Connection, Inc.	*	854	9,864
Petco Animal Supplies, Inc.	*	612	17,528
Petsmart, Inc.		5,983	166,028
Pier 1 Imports, Inc.	†	3,712	27,543
Priceline.com, Inc.	*†	1,548	56,951
RadioShack Corporation		6,811	131,452
Restoration Hardware, Inc.	*	314	2,722
Retail Ventures, Inc.	*†	1,372	21,143
Rite Aid Corporation	*	20,882	94,804
Saks, Inc.		5,811	100,414
Samsonite Corporation	*	1,133	1,167
School Specialty, Inc.	*†	854	30,138
Sears Holdings Corporation	*	3,979	629,040
Sharper Image Corporation	*†	648	6,674
Sherwin-Williams Company (The)		4,948	275,999
Stamps.com, Inc.	*	1,050	20,013
Staples, Inc.		29,867	726,664
Stein Mart, Inc.		1,261	19,180
Stride Rite Corporation		2,388	33,336
Systemax, Inc.	*	1,358	21,755
TJX Companies, Inc.		20,086	563,011
Target Corporation		32,621	1,802,310
Tiffany & Company		6,084	201,989
Trans World Entertainment Corporation	*	1,932	11,708
Tuesday Morning Corporation		1,816	25,206
Tweeter Home Entertainment Group, Inc.	*	1,128	5,144
Valuevision Media, Inc. Class A	*	1,741	20,178
Walgreen Company		41,643	1,848,533
Wal-Mart Stores, Inc.		103,873	5,123,016
Williams-Sonoma, Inc.	†	3,877	125,576
Zale Corporation	*	2,300	63,802
			22,728,026
Telecommunications—0.2%
Citizens Communications Company		11,806	165,756
Lucent Technologies, Inc.	*	174,603	408,571
NTL, Inc.		8,979	228,336
Superior Telecom, Inc.	*‡d	2,013	—
Tellabs, Inc.	*	19,143	209,807
			1,012,470
Telephone Systems—3.0%
Adtran, Inc.		3,197	76,216
Alaska Communications Systems Group, Inc.		2,850	37,820
Alltel Corporation		14,709	816,350
AT&T, Inc.		157,940	5,142,526
Audiovox Corporation Class A	*	1,218	16,955
BellSouth Corporation		73,788	3,154,437
Brightpoint, Inc.	*†	2,358	33,531
C2 Global Technologies, Inc.	*	677	372
Centennial Communications Corporation		3,036	16,182
CenturyTel, Inc.		4,084	162,012

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cincinnati Bell, Inc.	*	9,266	$44,662
Commonwealth Telephone Enterprises, Inc.		876	36,117
Covad Communications Group, Inc.	*	13,040	19,430
D&E Communications, Inc.		1,712	21,588
Deltathree, Inc.	*	2,552	4,338
Dobson Communications Corporation Class A	*	3,916	27,490
Embarq Corp.		5,950	287,802
Equinix, Inc.	*†	622	37,382
General Communication Class A	*	2,516	31,173
Global Payments, Inc.		3,238	142,504
Goamerica, Inc.	*	24	79
Hickory Tech Corporation		651	4,557
IDT Corporation Class B	*†	4,800	69,216
iPCS, Inc.	*	700	37,485
j2 Global Communications, Inc.	*†	1,614	43,852
LCC International, Inc. Class A	*	1,000	3,650
Leap Wireless International, Inc.	*	2,100	101,829
Level 3 Communications, Inc.	*†	40,128	214,685
Lightbridge, Inc.	*	1,288	15,095
Mastec, Inc.	*	2,049	22,682
NII Holdings, Inc. Class B	*	4,900	304,584
Novatel Wireless, Inc.	*	1,358	13,078
NTELOS Holdings Corp.	*	2,700	34,479
Primus Telecommunications GP	*	3,086	1,512
Qwest Communications International, Inc.	*†	62,767	547,328
RCN Corporation	*†	2,597	73,495
Redback Networks, Inc.	*	1,198	16,628
Rural Cellular Corporation Class A	*	1,265	12,182
SAVVIS, Inc.	*	408	11,628
Sprint Nextel Corp.		119,001	2,040,867
SunCom Wireless Holdings, Inc.,—Class A	*	2,699	2,591
SureWest Communications		184	3,582
Talk America Holdings, Inc.	*†	1,398	13,281
Telecommunication Systems, Inc.	*†	1,200	3,228
Telephone & Data Systems, Inc.		2,518	106,008
Telephone & Data Systems, Inc.		1,018	41,585
Time Warner Telecom, Inc. Class A	*	1,928	36,651
US Cellular Corporation	*	680	40,596
Verizon Communications, Inc.		117,738	4,371,612
West Corporation	*	875	42,263
Windstream Corp.		15,208	200,594
Wireless Facilities, Inc.	*	2,398	5,132
			18,544,921
Textiles, Clothing & Fabrics—0.5%
Albany International Corporation Class A		1,437	45,725
Brown Shoe Company, Inc.		1,194	42,793
Coach, Inc.	*	15,372	528,797
Columbia Sportswear Company	*†	652	36,401
CROCS, Inc.	*†	1,800	61,110
Culp, Inc.	*	888	4,928
Genesco, Inc.	*	921	31,747
Guess ?, Inc.	*†	1,774	86,092
Gymboree Corporation	*	1,400	59,052
Hanesbrands, Inc.	*	4,099	92,268
Iconix Brand Group, Inc.	*	2,100	33,810
Jones Apparel Group, Inc.		4,641	150,554
Kellwood Company	†	1,170	33,731
K-Swiss, Inc. Class A		1,476	$44,369
Liz Claiborne, Inc.		4,930	194,784
Mohawk Industries, Inc.	*†	2,460	183,147
Mossimo, Inc.	*	2,806	22,027
Mothers Work, Inc.	*	600	28,872
Nike, Inc. Class B		6,890	603,702
Oxford Industries, Inc.		936	40,164
Phillips-Van Heusen Corporation		1,267	52,923
Polo Ralph Lauren Corporation		2,143	138,631
Quaker Fabric Corporation	*	2,550	2,856
Quiksilver, Inc.	*†	4,288	52,099
Skechers U.S.A., Inc. Class A	*	1,935	45,492
Sport-Haley, Inc.		1,042	4,923
Steven Madden Ltd.		751	29,469
Tag-It Pacific, Inc.	*	1,334	1,281
Tarrant Apparel Group	*†	1,106	1,526
Timberland Company Class A	*	2,970	85,447
VF Corporation		3,785	276,116
Warnaco Group, Inc. (The)	*	1,569	30,344
Wolverine World Wide, Inc.		2,589	73,295
			3,118,475
Therapeutics—0.0%
Altus Pharmaceuticals, Inc.	*†	1,600	25,552

Transportation—1.7%
Alexander & Baldwin, Inc.	†	1,466	65,046
American Commercial Lines, Inc.	*†	1,000	59,450
Arctic Cat, Inc.		1,857	30,826
Arkansas Best Corporation		903	38,856
Brunswick Corporation		3,797	118,428
Burlington Northern Santa Fe Corporation		15,305	1,123,999
CSX Corporation		17,764	583,192
Carnival Corporation		17,238	810,703
CH Robinson Worldwide, Inc.		7,150	318,747
Con-way, Inc.		2,160	96,811
Expedia, Inc.	*	12,018	188,442
Expeditors International Washington, Inc.		8,772	391,056
FedEx Corporation		11,378	1,236,561
Fleetwood Enterprises, Inc.	*	1,750	11,778
Florida East Coast Industries	†	423	24,145
Forward Air Corporation		1,431	47,352
Freightcar America, Inc.	†	900	47,700
GATX Corporation		1,766	73,059
General Maritime Corporation		1,897	69,392
Genesee & Wyoming, Inc. Class A	*	1,576	36,595
Gulfmark Offshore, Inc.	*	1,000	31,840
Heartland Express, Inc.		4,220	66,170
Hornbeck Offshore Services, Inc.	*	1,800	60,300
HUB Group, Inc. Class A	*	2,400	54,672
JB Hunt Transport Services, Inc.		6,334	131,557
Kansas City Southern	*†	2,513	68,630
Kirby Corporation	*	2,358	73,876
Laidlaw International, Inc.		3,900	106,587
Landstar System, Inc.	†	2,256	96,331
Maritrans, Inc.		499	18,263
Norfolk Southern Corporation		16,102	709,293
Old Dominion Freight Line, Inc.	*	1,783	53,543
OMI Corporation		3,824	83,019
Overseas Shipholding Group		1,587	98,029
P.A.M. Transportation Services, Inc.	*	338	8,470
Pacer International, Inc.		1,664	46,193
Polaris Industries, Inc.		1,858	76,457

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Quality Distribution, Inc.	*	93	$1,369
RailAmerica, Inc.	*	1,527	16,675
Royal Caribbean Cruises Ltd.		4,300	166,883
Sabre Holdings Corporation		5,055	118,236
Saia, Inc.	*	1,662	54,181
Sirva, Inc.	*	517	1,375
Swift Transportation Company, Inc.	*	3,649	86,554
Thor Industries, Inc.	†	1,221	50,269
Trinity Industries, Inc.		3,051	98,151
Union Pacific Corporation		10,489	923,032
United Parcel Service, Inc. Class B		24,932	1,793,608
Wabtec Corporation		1,737	47,125
Werner Enterprises, Inc.		2,915	54,540
West Marine, Inc.	*†	803	11,242
YRC Worldwide, Inc.	*	2,278	84,377
			10,662,985
Water Companies—0.0%
American States Water Company		500	19,125
Aqua America, Inc.	†	4,329	94,978
California Water Service Group		965	35,637
Connecticut Water Service, Inc.		500	11,040
Pico Holdings, Inc.	*	1,150	37,433
SJW Corporation		1,010	30,209
			228,422
Webhosting/Design—0.0%
Verso Technologies, Inc.	*	1,618	1,473

Wireless Equipment—Communications—0.0%
Terabeam, Inc.	*	2,197	5,163

TOTAL COMMON STOCKS
(Cost $407,764,221)			615,448,136

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.850%	12/07/2006	**
(Cost $272,481)			$275,000	272,481

		Shares	Value
WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corp. Warrants, Expires 08/11/2008	‡d	540	—
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.5%
Bank & Certificate Deposits/Offshore Time Deposits—7.2%
Abbey National PLC
5.270%	10/03/2006	††	$956,899	$956,899
Abbey National PLC
5.270%	10/04/2006	††	956,899	956,899
Bank Of Montreal
5.280%	10/16/2006	††	765,519	765,519
Bank Of Nova Scotia
5.280%	10/11/2006	††	956,899	956,899
Barclays
5.310%	10/20/2006	††	956,899	956,899
Barclays
5.305%	11/21/2006	††	956,899	956,899
Barton Capital LLC
5.267%	10/06/2006	††	956,899	956,899
BNP Paribas
5.260%	10/05/2006	††	956,899	956,899
Branch Banker &Trust
5.270%	10/10/2006	††	956,899	956,899
CAFCO Funding LLC
5.289%	11/17/2006	††	382,759	382,759
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	1,913,798	1,913,798
Charta LLC
5.314%	11/01/2006	††	382,759	382,759
CIESCO Domestic
5.290%	11/16/2006	††	382,759	382,759
Clipper Receivables Corp
5.283%	10/19/2006	††	574,139	574,139
Commonwealth Bank of Australia
5.275%	10/23/2006	††	738,726	738,726
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	956,899	956,899
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	765,519	765,519
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	956,899	956,899
Fairway Finance
5.292%	10/24/2006	††	765,519	765,519
Fairway Finance
5.274%	10/03/2006	††	382,759	382,759
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	382,759	382,759
Fortis Bank
5.300%	11/20/2006	††	382,760	382,760
Fortis Bank
5.280%	10/19/2006	††	1,148,279	1,148,279
General Electric Capital Corporation
5.285%	11/03/2006	††	765,519	765,519
Harris NA
5.280%	11/22/2006	††	956,899	956,899
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	765,519	765,519
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	382,760	382,760
Liberty Street
5.282%	10/13/2006	††	382,760	382,760
Lloyds TSB Bank
5.270%	10/02/2006	††	1,148,279	1,148,279
Merrill Lynch & Co
5.365%	10/02/2006	††	1,566,276	1,566,276
Morgan Stanley & Co
5.365%	10/02/2006	††	5,358,634	5,358,634
National Australia Bank
5.360%	10/02/2006	††	1,531,038	1,531,038

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Paradigm Funding LLC
5.287%	10/10/2006	††	$382,760	$382,760
Park Avenue Receivables Corp
5.283%	10/26/2006	††	382,760	382,760
Park Avenue Receivables Corp
5.281%	10/03/2006	††	382,760	382,760
Royal Bank of Canada
5.300%	10/27/2006	††	956,899	956,899
Royal Bank of Canada
5.300%	11/17/2006	††	382,760	382,760
Royal Bank of Scotland
5.300%	10/27/2006	††	956,899	956,899
Sheffiled Receivables Corp
5.285%	10/18/2006	††	382,760	382,760
Societe Generale
5.300%	10/23/2006	††	1,377,934	1,377,934
Societe Generale
5.280%	11/01/2006	††	1,531,038	1,531,038
Svenska Handlesbanken
5.350%	10/02/2006	††	1,546,609	1,546,609
Three Pillars Funding LLC
5.284%	10/02/2006	††	382,760	382,760
Toronto Dominion Bank
5.265%	10/12/2006	††	956,899	956,899
UBS AG
5.305%	10/02/2006	††	956,899	956,899
UBS AG
5.300%	10/27/2006	††	956,899	956,899
Variable Funding Capital Co
5.265%	10/02/2006	††	568,837	568,836
Wells Fargo
5.270%	10/17/2006	††	956,899	956,899
Yorktown Capital LLC
5.287%	10/18/2006	††	382,760	382,760
				44,839,859
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	956,899	956,899
Bank of America
5.270%	11/10/2006	††	765,519	765,519
				1,722,418
TOTAL CASH EQUIVALENTS
(Cost $46,562,277)				46,562,277

	Face	Value
REPURCHASE AGREEMENTS—0.7%
IBT Repurchase Agreement dated 09/29/2006 due 10/02/2006, with a maturity value of $4,376,440 and an effective yield of 4.65% collateralized by a U.S. Government Obligations with rate of 9.00%, maturity of 09/25/2027 and an aggregate market value of $4,595,262.	$4,376,440	$4,376,440
TOTAL INVESTMENTS—107.4%
(Cost $458,975,419)		666,659,334
Other assets less liabilities—(7.4%)		(45,848,069)
NET ASSETS—100.0%		$620,811,265

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 09/30/2006.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—97.7%
Advertising—0.4%
24/7 Real Media, Inc.	*	1,934	$16,516
Aquantive, Inc.	*†	3,727	88,032
Catalina Marketing Corporation		2,132	58,630
Clear Channel Outdoor Holdings, Inc. Class A	*	1,750	35,700
Getty Images, Inc.	*	2,522	125,293
Jupitermedia Corporation	*†	1,450	12,557
Lamar Advertising Company	*	4,390	234,470
Valueclick, Inc.	*	5,119	94,906
			666,104
Aerospace & Defense—0.4%
AAR Corporation	*†	2,170	51,733
Alliant Techsystems, Inc.	*†	1,931	156,527
Armor Holdings, Inc.	*†	1,840	105,487
Fairchild Corporation (The) Class A	*	3,266	8,492
Gencorp, Inc.	*†	2,409	30,932
Heico Corporation	†	705	24,181
Heico Corporation Class A		878	25,506
Innovative Solutions & Support, Inc.	*†	1,200	17,436
Kaman Corporation Class A		1,060	19,091
Kreisler Manufacturing Corporation	*	1,250	12,000
Orbital Sciences Corporation	*	3,534	66,333
Sequa Corporation Class A	*	511	47,962
Triumph Group, Inc.		822	34,812
United Industrial Corporation Ltd.	†	540	28,890
			629,382
Airlines—0.6%
AMR Corporation	*	9,373	216,891
Air T, Inc.		563	5,731
Airnet Systems, Inc.	*	2,610	9,057
Airtran Holdings, Inc.	*†	4,678	46,406
Alaska Air Group, Inc.	*	1,824	69,385
Atlas Air Worldwide Holdings, Inc.	*	765	33,293
Bristow Group, Inc.	*	983	33,815
Continental Airlines, Inc. Class B	*†	4,443	125,781
ExpressJet Holdings, Inc.	*	1,626	10,748
Frontier Airlines Holdings, Inc.	*†	3,730	30,772
JetBlue Airways Corporation	*	8,064	74,753
Mesa Air Group, Inc.	*	2,928	22,721
Midwest Air Group, Inc.	*†	4,075	32,111
PHI, Inc.	*	774	23,584
Pinnacle Airlines Corporation	*	930	6,891
Skywest, Inc.		3,080	75,522
UAL Corp.	*	4,810	127,802
US Airways Group, Inc.	*	2,792	123,769
			1,069,032
Apparel Retailers—1.4%
Abercrombie & Fitch Company Class A		4,753	330,238
Aeropostale, Inc.	*	2,863	83,685
American Eagle Outfitters, Inc.	†	7,116	311,894
AnnTaylor Stores Corporation	*†	3,874	162,166
Bebe Stores, Inc.	†	940	23,293
Big Dog Holdings, Inc.	*	1,621	19,890
Buckle, Inc. (The)		695	26,368
Cache, Inc.	*	1,030	18,427
Carter’s, Inc.	*	2,156	56,897
Casual Male Retail Group, Inc.	*	2,471	$33,927
Cato Corporation Class A		1,762	38,605
Charlotte Russe Holding, Inc.	*	1,100	30,294
Charming Shoppes, Inc.	*	6,239	89,093
Chico’s FAS, Inc.	*	9,268	199,540
Children’s Place	*†	1,134	72,610
Christopher & Banks Corporation		2,379	70,133
Claire’s Stores, Inc.		4,386	127,896
Dress Barn, Inc.	*†	2,592	56,557
Finish Line Class A		1,604	20,242
HOT Topic, Inc.	*	2,815	31,359
JOS A. Bank Clothiers, Inc.	*†	1,078	32,297
Pacific Sunwear of California, Inc.	*†	3,586	54,077
Payless Shoesource, Inc.	*	3,074	76,543
Ross Stores, Inc.		7,870	199,977
Stage Stores, Inc.		1,491	43,746
Talbots, Inc.		1,205	32,836
Tween Brands, Inc.	*	2,075	78,020
Under Armour, Inc.—Class A	*†	1,360	54,427
United Retail Group, Inc.	*	1,000	18,280
Urban Outfitters, Inc.	*†	6,082	107,591
Wet Seal, Inc. (The) Class A	*	4,497	27,612
Wilsons The Leather Experts, Inc.	*	2,979	7,894
			2,536,414
Automotive—1.3%
A.O. Smith Corporation		952	37,537
Adesa, Inc.	†	4,711	108,871
Aftermarket Technology Corporation	*	1,503	26,693
American Axle & Manufacturing Holdings, Inc.	†	2,114	35,283
America’s Car Mart, Inc.	*†	1,569	25,810
Amerigon, Inc.	*	2,108	18,129
ArvinMeritor, Inc.	†	3,702	52,716
Asbury Automotive Group, Inc.		1,342	27,645
BorgWarner, Inc.		2,846	162,706
Carmax, Inc.	*†	5,398	225,151
Clarcor, Inc.		2,844	86,714
Coachmen Industries, Inc.		705	7,621
Copart, Inc.	*	3,582	100,977
Dura Automotive Systems, Inc.	*	1,399	364
Exide Technologies, Inc.	*	3,957	14,760
Federal Signal Corporation		3,130	47,732
Group 1 Automotive, Inc.		1,068	53,293
Harsco Corporation		2,133	165,627
Jarden Corporation	*†	2,876	94,822
JLG Industries, Inc.		5,224	103,487
Keystone Automotive Industries, Inc.	*	1,143	43,457
Lear Corporation	†	3,281	67,917
Lithia Motors, Inc. Class A		863	21,333
LKQ Corporation	*	2,300	50,531
Monaco Coach Corporation		1,376	15,329
Oshkosh Truck Corporation		3,930	198,347
PEP Boys-Manny Moe & Jack		3,451	44,345
Proliance International, Inc.	*	2,240	10,237
Rush Enterprises, Inc.—Class A	*	1,100	18,348
Sonic Automotive, Inc.		1,869	43,155
Standard Motor Products, Inc.		1,280	15,347
Strattec Security Corporation	*	124	4,745
Superior Industries International, Inc.	†	1,113	18,687
Tenneco Automotive, Inc.	*	2,430	56,838
Titan International, Inc.	†	1,086	19,635
TRW Automotive Holdings Corporation	*	1,800	43,326
United Auto Group, Inc.		2,086	48,812

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Visteon Corporation	*	8,560	$69,764
	Wabash National Corporation	1,396	19,111
Winnebago Industries, Inc.	† ††	1,714	53,785
			2,258,987
Banking—7.3%
	1st Source Corporation	1,180	34,834
ACE Cash Express, Inc.	*	1,200	35,868
	Advance America Cash Advance Centers, Inc.	3,290	47,442
	Advanta Corporation Class A	1,447	49,155
	Alabama National Bancorp	795	54,259
Alliance Bankshares Corporation	*	745	12,516
	Amcore Financial, Inc.	1,313	39,771
	AmericanWest Bancorp	720	15,300
AmeriCredit Corporation	*†	7,568	189,124
	Ameris Bancorp	1,414	38,475
	Anchor Bancorp Wisconsin, Inc.	1,412	40,327
	Arrow Financial Corporation	477	12,094
	Associated Banc Corporation	6,886	223,795
	Asta Funding, Inc.	650	24,368
	Astoria Financial Corporation	4,831	148,891
	BancFirst Corporation	642	29,994
	Bancorpsouth, Inc.	3,722	103,323
	BancTrust Financial Group, Inc.	1,600	44,624
	Bank Mutual Corporation	3,757	45,572
	Bank of Hawaii Corporation	2,694	129,743
	Bank of the Ozarks, Inc.	1,070	36,241
	BankAtlantic Bancorp, Inc. Class A	3,411	48,504
Bankunited Financial Corporation Class A	†	2,413	62,907
	Banner Corporation	990	40,630
	Blue River Bancshares, Inc.	2,545	15,830
	BOK Financial Corporation	1,496	78,690
	Boston Private Financial Holdings, Inc.	1,777	49,543
	Brookline Bancorp, Inc.	3,836	52,745
	Bryn Mawr Bank Corporation	1,548	34,211
	Camden National Corporation	740	29,748
	Capital Bank Corporation	1,283	22,542
	Capital City Bank Group, Inc.	738	22,952
Capital Crossing Bank	*	362	10,534
	Capitol Bancorp Ltd.	1,130	50,285
	Capitol Federal Financial	1,016	36,129
	Cardinal Financial Corporation	2,163	23,706
	Cascade Bancorp	1,755	65,900
	Cascade Financial Corporation	1,063	17,423
	Cathay General Bancorp	2,284	82,452
Centennial Bank Holdings, Inc.	*	4,150	40,172
	Central Pacific Financial Corporation	1,889	69,100
	CFS Bancorp, Inc.	1,873	27,702
	Charter Financial Corporation	350	13,996
	Chemical Financial Corporation	1,637	48,586
	Chittenden Corporation	2,222	63,749
Citizens Banking Corporation	†	2,320	60,923
	City Bank, Lynnwood, WA	1,098	51,639
	City Holding Company	930	37,079
	City National Corporation	2,229	149,477
	Coastal Financial Corporation	1,953	24,601
	CoBiz, Inc.	1,800	41,148
	Colonial BancGroup, Inc. (The)	7,913	193,868
	Columbia Banking System, Inc.	1,330	42,573
	Commerce Bancshares, Inc.	3,400	171,938
	Commercial Bankshares, Inc. (Florida)	310	11,058
	Commercial Capital Bancorp, Inc.	2,557	40,759
Community Bancorp	*	430	$13,119
	Community Bank System, Inc.	1,892	41,927
	Community Banks, Inc.	1,641	43,979
	Community Trust Bancorp, Inc.	1,028	38,704
CompuCredit Corporation	*	2,354	71,114
Corus Bankshares, Inc.	†	2,102	47,001
	Cullen/Frost Bankers, Inc.	2,873	166,117
	CVB Financial Corporation	3,713	54,841
	Dime Community Bancshares	1,638	24,128
	Downey Financial Corporation	1,308	87,034
	Eastern Virginia Bankshares, Inc.	701	14,833
	East-West Bancorp, Inc.	3,020	119,622
Euronet Worldwide, Inc.	*	1,586	38,936
	Farmers Capital Bank Corporation	1,113	37,697
	Fidelity Bankshares, Inc.	1,432	55,862
	Fidelity Southern Corporation	1,382	25,242
Financial Federal Corporation	†	1,515	40,602
	Financial Institutions, Inc.	750	17,520
	First Bancorp North Carolina	1,473	30,020
First Bancorp Puerto Rico	†	3,926	43,422
First Charter Corporation	†	2,103	50,598
	First Citizens BancShares, Inc. Class A	275	52,552
	First Commonwealth Financial Corporation	4,656	60,668
	First Community Bancorp	894	50,019
First Financial Bancorp	†	3,075	48,923
	First Financial Bankshares, Inc.	1,106	42,194
	First Financial Holdings, Inc.	450	15,399
	First Financial Service Corporation	899	26,943
	First Indiana Corporation	1,200	31,212
	First Merchants Corporation	1,625	38,431
	First Midwest Bancorp, Inc.	2,422	91,770
	First Niagara Financial Group, Inc.	5,990	87,334
	First of Long Island Corporation (The)	493	21,813
	First Republic Bank	1,471	62,606
	FirstBank NW Corporation	400	11,136
FirstFed Financial Corporation	*†	1,033	58,592
	FirstMerit Corporation	4,085	94,649
	Flag Financial Corp.	720	18,029
	Flagstar Bancorp, Inc.	1,470	21,388
	Flushing Financial Corporation	1,450	25,375
	FMS Financial Corporation	500	10,950
	FNB Corporation	3,347	55,761
Franklin Bank Corporation	*	1,930	38,368
	Fremont General Corporation	3,340	46,727
Frontier Financial Corporation	†	2,255	58,482
	Fulton Financial Corporation	9,693	156,930
	Glacier Bancorp, Inc.	1,743	59,558
Great Lakes Bancorp, Inc.	*	791	12,711
	Great Southern Bancorp, Inc.	470	13,207
	Greater Bay Bancorp	2,834	79,947
Hallwood Group, Inc.	*	100	9,400
	Hancock Holding Company	1,352	72,400
	Hanmi Financial Corporation	2,860	56,056
	Harbor Florida Bancshares, Inc.	1,412	62,566
	Harleysville National Corporation	2,124	42,692
	Harrington West Financial Group, Inc.	1,172	19,520
	Heritage Commerce Corporation	1,180	27,305
	Heritage Financial Corporation	972	25,311
	Horizon Financial Corporation	500	14,930
	Horizon Financial Services Corporation	450	6,120
	Hudson City Bancorp, Inc.	28,966	383,800
	Iberiabank Corporation	687	41,907

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Independent Bank Corporation (Massachusetts)	874	$28,422
Independent Bank Corporation (Michigan)	1,385	33,627
IndyMac Bancorp, Inc. †	3,274	134,758
Integra Bank Corporation	1,659	41,940
International Bancshares Corporation	3,087	91,622
Investors Financial Services Corporation	3,490	150,349
Irwin Financial Corporation	1,296	25,350
Itla Capital Corporation	680	36,557
Kearny Financial Corporation	1,000	15,180
KNBT Bancorp, Inc.	1,653	26,580
Lakeland Financial Corporation	500	11,755
MAF Bancorp, Inc.	1,636	67,550
Main Street Trust, Inc.	291	10,025
MainSource Financial Group, Inc.	1,650	28,000
MB Financial, Inc.	1,601	59,047
Medallion Financial Corporation	2,518	27,774
Mercantile Bankshares Corporation	6,466	234,522
Merchants Bancshares, Inc.	572	13,559
Midsouth Bancorp, Inc. †	401	13,353
Mid-State Bancshares	1,770	48,427
Midwest Banc Holdings, Inc.	1,420	34,676
MidWestOne Financial Group, Inc.	583	11,220
Mitcham Industries, Inc. *	1,100	11,627
Nara Bancorp, Inc.	2,060	37,677
NASB Financial, Inc.	529	21,049
National Penn Bancshares, Inc.	2,437	47,814
NBT Bancorp, Inc.	2,320	53,963
Nelnet, Inc. Class A *	1,351	41,530
Netbank, Inc.	2,851	17,249
New York Community Bancorp, Inc. †	13,111	214,758
NewAlliance Bancshares, Inc.	5,770	84,530
Northern States Financial Corporation	773	14,687
Northwest Bancorp, Inc.	1,598	40,749
Ocwen Financial Corp. *†	3,358	50,034
Old National Bancorp	3,796	72,504
Old Second Bancorp, Inc.	940	28,162
Omega Financial Corp.	1,100	33,077
Oriental Financial Group (Puerto Rico) †	2,140	25,509
Pacific Capital Bancorp	2,664	71,848
Pacific Premier Bancorp, Inc. *	977	11,724
Park National Corporation	624	62,456
Parkvale Financial Corporation	1,077	34,518
Partners Trust Financial Group, Inc.	3,310	35,450
Peapack Gladstone Financial Corporation	390	9,543
Peoples Bancorp, Inc.	1,235	36,099
People’s Bank	2,904	115,027
Peoples Financial Corporation	884	22,542
PFF Bancorp, Inc.	1,563	57,894
Popular, Inc. (Puerto Rico)	12,566	244,283
Premier Community Bankshares, Inc.	934	19,801
PrivateBancorp, Inc. †	1,270	58,064
Prosperity Bancshares, Inc.	1,930	65,697
Provident Bankshares Corporation	1,869	69,246
Provident Financial Services, Inc.	3,604	66,710
Provident New York Bancorp	3,488	47,716
R&G Financial Corporation Class B (Puerto Rico)	1,556	11,592
Renasant Corporation	1,215	34,105
Republic Bancorp, Inc.	3,755	50,054
Republic Bancorp, Inc. Class A	976	$20,642
Riverview Bancorp, Inc.	2,602	35,127
Royal Bancshares of Pennsylvania Class A	840	22,756
S&T Bancorp, Inc.	1,478	48,035
S.Y. Bancorp, Inc.	1,060	31,450
Sandy Spring Bancorp, Inc.	694	24,540
Santander Bancorp (Puerto Rico)	511	9,653
Security Bank Corporation	440	9,948
Shore Bancshares, Inc.	828	23,805
Signature Bank/New York, NY *	1,670	51,653
Simmons First National Corporation Class A	911	26,428
Sky Financial Group, Inc.	5,959	148,379
South Financial Group, Inc. (The)	3,909	101,751
SouthFirst Bancshares, Inc.	400	5,600
Southwest Bancorp, Inc.	1,320	34,082
State Bancorp, Inc.	988	20,214
Sterling Bancorp, NY	1,691	33,245
Sterling Bancshares, Inc.	2,585	52,346
Sterling Financial Corporation (Pennsylvania)	1,558	34,260
Sterling Financial Corporation (Washington)	2,023	65,606
Student Loan Corporation	247	47,468
Suffolk Bancorp	1,100	35,112
Susquehanna Bancshares, Inc.	2,892	70,680
SVB Financial Group *†	1,768	78,924
TCF Financial Corporation	6,764	177,826
TD Banknorth, Inc.	6,870	198,406
Texas Capital Bancshares, Inc. *	1,870	35,006
Texas Regional Bancshares, Inc. Class A	2,981	114,619
Texas United Bancshares, Inc.	550	18,144
Tompkins Trustco, Inc.	665	30,224
Trustco Bank Corporation	4,645	50,352
Trustmark Corporation	2,436	76,563
UCBH Holdings, Inc.	5,352	93,446
UMB Financial Corporation	1,992	72,847
Umpqua Holdings Corporation	2,761	78,965
Union Bankshares Corporation	790	35,013
UnionBanCal Corporation	2,988	181,969
United Bankshares, Inc.	2,205	82,070
United Community Banks, Inc.	2,120	63,706
United Western Bancorp, Inc. *	974	20,727
Valley National Bancorp	6,445	164,799
W Holding Company, Inc. (Puerto Rico) †	6,219	36,754
Washington Federal, Inc.	4,712	105,737
Washington Trust Bancorp, Inc.	960	25,450
Webster Financial Corporation	2,793	131,578
Wesbanco, Inc.	1,500	43,830
West Coast Bancorp	1,290	39,397
Westamerica Bancorporation	1,709	86,322
Westfield Financial, Inc.	1,240	39,395
Whitney Holding Corporation	3,296	117,898
Willow Grove Bancorp, Inc.	1,179	18,463
Wilmington Trust Corporation	3,614	161,004
Wintrust Financial Corporation	1,298	65,095
World Acceptance Corporation *	739	32,501
WSFS Financial Corporation	610	37,936
		12,936,141
Beverages, Food & Tobacco—1.8%
American Italian Pasta Company Class A *†	937	7,290
Boston Beer Co., Inc. Class A *	580	19,053
Bridgford Foods Corporation *	560	3,494

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Bunge Ltd.	†	6,150	$356,392
Central European Distribution Corporation	*†	1,597	37,386
Chiquita Brands International, Inc.		1,890	25,288
Coca-Cola Bottling Company Consolidated		437	27,085
Corn Products International, Inc.		3,796	123,522
Del Monte Foods Company		11,215	117,197
Delta & Pine Land Company		2,268	91,854
Farmer Brothers Company		930	19,102
Flowers Foods, Inc.		2,760	74,189
Fresh Del Monte Produce, Inc. (Cayman Islands)		1,097	19,077
Gold Kist, Inc.	*	2,330	48,557
Green Mountain Coffee Roasters, Inc.	*	500	18,400
Griffin Land & Nurseries, Inc.	*	650	19,675
Hain Celestial Group, Inc.	*	2,166	55,363
Hansen Natural Corporation	*	3,680	119,526
Hormel Foods Corporation		4,076	146,654
Inventure Group (The), Inc.	*	683	1,626
JM Smucker Company (The)		3,155	151,282
John B. Sanfilippo & SON	*	370	3,774
Kraft Foods, Inc. Class A	†	13,408	478,129
Lancaster Colony Corporation		1,510	67,588
Lance, Inc.		1,371	30,189
Loews Corp.—Carolina Group		5,621	311,347
M&F Worldwide Corporation	*	781	11,481
Margo Caribe, Inc. (Puerto Rico)	*	1,022	5,892
Nash Finch Company	†	570	13,412
Peet’s Coffee & Tea, Inc.	*	1,297	32,438
PepsiAmericas, Inc.		3,812	81,348
Performance Food Group Company	*	1,907	53,568
Pilgrim’s Pride Corporation		2,376	64,984
Ralcorp Holdings, Inc.	*	1,658	79,965
Reliv International, Inc.		1,110	9,990
Sanderson Farms, Inc.	†	1,504	48,669
Seaboard Corporation	†	23	27,715
Smart & Final, Inc.	*	1,115	19,033
Smithfield Foods, Inc.	*	4,853	131,128
Spartan Stores, Inc.		960	16,224
Tootsie Roll Industries, Inc.		1,665	48,801
Topps Company, Inc. (The)		2,256	20,214
TreeHouse Foods, Inc.	*†	1,394	32,968
United Natural Foods, Inc.	*†	2,024	62,724
Universal Corporation		1,079	39,416
Vector Group Ltd.	†	2,277	36,940
			3,209,949
Bio-Technology—0.0%
Acacia Research—Acacia Technologies	*	1,430	16,230

Building Materials—0.7%
Amcol International Corporation		1,827	45,511
Andersons, Inc.	†	1,222	41,731
Carbo Ceramics, Inc.	†	1,203	43,344
Champion Enterprises, Inc.	*	4,019	27,731
Chemed Corporation		1,472	47,487
Chindex International, Inc.	*†	549	7,768
Comfort Systems USA, Inc.		2,180	24,983
Conceptus, Inc.	*	1,047	18,521
Digi International, Inc.	*	2,517	33,979
Eagle Materials, Inc.		2,611	87,938
ElkCorp		939	$25,494
EP Medsystems, Inc.	*	5,240	8,017
Florida Rock Industries, Inc.		2,698	104,440
Ikon Office Solutions, Inc.		5,770	77,549
Ingram Micro, Inc. Class A	*	6,771	129,732
Insight Enterprises, Inc.	*	2,944	60,676
Interline Brands, Inc.	*	1,400	34,552
Jewett-Cameron Trading Ltd. (Canada)	*	1,050	10,957
Owens & Minor, Inc.		2,163	71,141
Performance Technologies, Inc.	*	794	5,399
Precis, Inc.	*	3,538	6,899
Quanta Services, Inc.	*†	5,753	96,996
Rock of Ages Corporation		1,387	6,339
Tech Data Corporation	*	2,708	98,923
US Concrete, Inc.	*	2,050	13,345
USG Corporation	*†	3,690	173,578
			1,303,030
Chemicals—1.8%
A. Schulman, Inc.		1,444	33,948
Aceto Corporation		1,070	7,533
AEP Industries, Inc.	*	373	15,647
Airgas, Inc.		3,575	129,308
Albemarle Corporation		2,236	121,482
Arch Chemicals, Inc.		1,211	34,453
Atlantis Plastics, Inc. Class A	*†	1,278	8,626
Balchem Corp.—Class B		720	14,249
Cabot Corporation		2,894	107,657
Cabot Microelectronics Corporation	*	1,450	41,789
Calgon Carbon Corporation	*†	4,550	20,111
Celanese Corporation Class A		3,960	70,884
CF Industries Holdings, Inc.		3,230	55,136
Chemtura Corporation		13,115	113,707
Church & Dwight, Inc.		3,411	133,404
Compass Minerals International, Inc.		2,020	57,186
Cooper Tire & Rubber Company	†	3,187	32,061
Cytec Industries, Inc.		2,025	112,570
Empire Financial Holding Company	*	1,550	4,107
FMC Corporation		1,938	124,168
Female Health Company (The)	*†	4,532	6,028
Georgia Gulf Corporation		1,719	47,135
HB Fuller Company		2,570	60,241
Huntsman Corporation	*	5,430	98,826
Landec Corporation	*	3,037	32,800
LSB Industries, Inc.	*†	1,412	12,708
Lubrizol Corporation		3,430	156,854
Lyondell Chemical Company		11,899	301,878
MacDermid, Inc.		1,457	47,527
Minerals Technologies, Inc.		1,108	59,167
Mosaic Company (The)	*	6,930	117,117
Myers Industries, Inc.		1,717	29,189
Nalco Holding Company	*	4,180	77,414
NewMarket Corporation		690	40,130
NL Industries, Inc.	†	412	4,095
NuCo2, Inc.	*	761	20,471
Olin Corporation		3,437	52,792
OM Group, Inc.	*	1,477	64,899
Omnova Solutions, Inc.	*	3,769	15,754
Penford Corporation		786	11,900
Pharmos Corporation	*	1,375	2,406
PolyOne Corporation	*	4,683	39,009
Scotts Company (The) Class A		2,494	110,958
Sensient Technologies Corporation		2,028	39,688
Spartech Corporation		2,251	60,259
Stepan Company		1,197	34,988

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
SurModics, Inc.	*†	1,185	$41,617
Trex Company, Inc.	*†	732	17,685
Tronox, Inc.—Class A		2,250	28,687
Tupperware Corporation		3,120	60,715
UAP Holding Corporation		2,160	46,159
Unifi, Inc.	*	2,629	6,310
USEC, Inc.		4,047	39,013
Valhi, Inc.		1,641	38,153
W.R. Grace & Company	*†	3,690	48,929
Wellman, Inc.		1,669	6,659
West Pharmaceutical Services, Inc.		1,706	66,995
Westlake Chemical Corp.		800	25,608
			3,208,789
Coal—0.6%
Alliance Resource Partners, LP		1,280	44,570
Alpha Natural Resources, Inc.	*	3,220	50,747
Arch Coal, Inc.		7,556	218,444
Foundation Coal Holdings, Inc.		2,120	68,624
International Coal Group, Inc.	*†	7,310	30,848
James River Coal Company	*†	1,950	20,572
Natural Resource Partners, LP		700	35,707
Peabody Energy Corporation		13,638	501,606
Penn Virginia Resource Partners, LP	†	1,440	34,603
Westmoreland Coal Company	*	600	11,802
			1,017,523
Commercial Services—6.6%
Aaron Rents, Inc.	†	2,599	59,725
ABM Industries, Inc.		2,291	42,979
Accelrys, Inc.	*	3,326	20,921
Accenture Ltd. Class A (Bermuda)		29,660	940,519
ACCO Brands Corporation	*	2,358	52,489
Administaff, Inc.		1,143	38,519
Advisory Board Company (The)	*†	950	47,994
Advo, Inc.		1,727	48,321
Affymetrix, Inc.	*†	3,535	76,215
Akamai Technologies, Inc.	*	7,885	394,171
Ambassadors Group, Inc.		1,380	39,026
Ambassadors International, Inc.		524	16,553
Amerco, Inc.	*	806	59,765
AmeriGas Partners, LP	†	1,070	33,020
AMN Healthcare Services, Inc.	*	1,507	35,791
Angelica Corporation		511	8,692
Antigenics, Inc.	*	1,707	2,646
APAC Customer Services, Inc.	*	1,972	5,226
Applera Corporation Celera Genomics Group	*	4,519	62,904
Ariad Pharmaceuticals, Inc.	*	5,713	24,909
Asset Acceptance Capital Corporation	*	728	11,830
Avis Budget Group, Inc.		3,733	68,277
Axonyx, Inc.	*	2,772	2,495
BISYS Group, Inc. (The)	*	6,749	73,294
Bandag, Inc.		1,000	41,040
Barrett Business Services, Inc.	*	1,740	37,358
BearingPoint, Inc.	*	10,066	79,119
Bowne & Company, Inc.		1,575	22,491
Bright Horizons Family Solutions, Inc.	*	1,210	50,493
Brink’s Company (The)		2,780	147,507
Career Education Corporation	*	5,428	122,130
Casella Waste Systems, Inc. Class A	*	2,380	24,609
CDI Corporation		711	14,725
Celgene Corporation	*	17,836	$772,299
Central Parking Corporation		1,898	31,317
Cenveo, Inc.	*	2,792	52,545
Ciphergen Biosystems, Inc.	*	1,500	1,995
Clean Harbors, Inc.	*†	510	22,210
Coinmach Service Corp.—Class A		1,800	17,874
Coinstar, Inc.	*	1,075	30,938
Consolidated Graphics, Inc.	*	777	46,752
Corinthian Colleges, Inc.	*	4,426	47,845
Cornell Companies, Inc.	*	750	12,960
Corporate Executive Board Company		2,198	197,622
Courier Corporation		816	30,306
CRA International, Inc.	*	836	39,844
CuraGen Corporation	*	2,318	7,974
CV Therapeutics, Inc.	*†	2,624	29,231
Cytyc Corporation	*	5,941	145,436
DataTRAK International, Inc.	*†	1,359	7,583
DeVry, Inc.	*	2,980	63,385
Diamond Management & Technology Consultants, Inc.	*	1,432	15,952
Digitas, Inc.	*	5,372	51,679
Diversa Corporation	*	1,790	14,356
Dollar Thrifty Automotive Group, Inc.	*	1,428	63,646
Dun & Bradstreet Company	*	3,402	255,116
EGL, Inc.	*†	1,862	67,851
Edgewater Technology, Inc.	*	1,533	8,738
eFunds Corporation	*	2,250	54,405
Ennis Business Forms, Inc.		2,106	45,595
EntreMed, Inc.	*	1,390	2,585
EPIQ Systems, Inc.	*†	725	10,665
eResearch Technology, Inc.	*†	2,056	16,674
Escala Group, Inc.	*†	952	5,179
Exact Sciences Corporation	*	1,250	2,537
Exelixis, Inc.	*	4,495	39,151
Exponent, Inc.	*	760	12,669
First Advantage Corp.—Class A	*	630	13,142
First Aviation Services, Inc.	*	1,818	6,308
First Consulting Group, Inc.	*	3,067	29,903
Forrester Research, Inc.	*	963	25,337
FTI Consulting, Inc.	*	2,345	58,766
G&K Services, Inc. Class A		1,008	36,721
Gene Logic, Inc.	*	950	1,472
Gen-Probe, Inc.	*	2,640	123,790
Gevity HR, Inc.		1,764	40,184
Greenfield Online, Inc.	*	955	9,922
Harris Interactive, Inc.	*	2,730	16,653
Healthcare Services Group, Inc.		1,141	28,708
Heidrick & Struggles International, Inc.	*	866	31,176
Hewitt Associates, Inc. Class A	*	5,202	126,201
Hudson Highland Group, Inc.	*	1,880	18,424
Icos Corporation	*	3,529	88,437
I-many, Inc.	*	952	1,904
Incyte Corporation	*	4,623	19,555
Inergy, LP		2,450	66,738
Internet Capital Group, Inc.	*	1,769	16,717
inVentiv Health, Inc.	*	1,350	43,240
Ipass, Inc.	*†	2,180	10,202
Iron Mountain, Inc.	*	6,400	274,816
Isis Pharmaceuticals, Inc.	*	4,346	31,204
ITT Educational Services, Inc.	*	2,483	164,623
Jackson Hewitt Tax Service, Inc.		1,730	51,917
Jacobs Engineering Group, Inc.	*	3,129	233,830
John H. Harland Company		1,722	62,767
Kelly Services, Inc. Class A		1,173	32,152
Kendle International, Inc.	*	790	25,296
Kforce.com, Inc.	*	1,688	20,138

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Korn Ferry International	*	2,475	$51,826
Kosan Biosciences, Inc.	*	2,000	9,660
Labor Ready, Inc.	*	3,035	48,348
Landauer, Inc.		599	30,399
Laureate Education, Inc.	*	2,276	108,929
Learning Tree International, Inc.	*	766	6,228
LECG Corporation	*	884	16,584
Lexicon Genetics, Inc.	*	2,344	8,837
LifeCell Corporation	*†	1,850	59,607
Lionbridge Technologies, Inc.	*	2,495	19,037
LoJack Corporation	*	740	14,497
Luminex Corporation	*	2,690	49,039
Macquarie Infrastructure Company Trust		1,000	31,180
Magellan Health Services, Inc.	*	1,990	84,774
Management Network Group, Inc.	*	1,600	2,656
Manpower, Inc.		4,504	275,960
MasterCard, Inc. Class A	*†	3,176	223,432
Maximus, Inc.		1,052	27,457
Maxygen, Inc.	*	1,231	10,230
Medical Staffing Network Holdings, Inc.	*	1,686	10,487
Midas, Inc.	*	1,278	26,429
Millennium Cell, Inc.	*†	1,700	1,802
Mobile Mini, Inc.	*	1,880	53,411
MoneyGram International, Inc.		4,671	135,739
Monogram Biosciences, Inc.	*	9,010	13,785
Monro Muffler, Inc.		490	16,665
MPS Group, Inc.	*	5,227	78,980
MSGI Security Solutions, Inc.	*	938	1,041
MTC Technologies, Inc.	*	620	14,905
Myriad Genetics, Inc.	*†	1,901	46,860
NCO Group, Inc.	*	1,315	34,479
National Research Corporation		1,250	31,875
Navigant Consulting, Inc.	*†	2,314	46,419
NeoPharm, Inc.	*†	965	4,680
NetRatings, Inc.	*	1,164	16,564
Neurogen Corporation	*	1,873	12,624
Omnicell, Inc.	*	1,584	28,338
On Assignment, Inc.	*	3,093	30,342
Online Resources Corporation	*	2,780	34,055
Opsware, Inc.	*	5,790	52,168
Oscient Pharmaceuticals Corporation	*	3,710	3,821
Overland Storage, Inc.	*	1,282	8,269
PDI, Inc.	*	703	8,169
Pegasystems, Inc.		2,142	18,700
Perma-Fix Environmental Services	*	5,502	11,389
Per-Se Technologies, Inc.	*	1,658	37,769
Pfsweb, Inc.	*	5,683	3,978
Pharmaceutical Product Development, Inc.		5,808	207,288
PharmaNet Development Group, Inc.	*	1,036	20,129
PHH Corporation	*	3,080	84,392
Portfolio Recovery Associates, Inc.	*†	884	38,781
Possis Medical, Inc.	*	1,278	12,588
PRA International	*	1,380	36,832
Pre-Paid Legal Services, Inc.	†	780	30,943
Presstek, Inc.	*	2,015	10,861
Princeton Review, Inc.	*	2,409	12,479
Ramtron International Corporation	*	1,920	6,336
RCM Technologies, Inc.	*	1,593	8,077
Regeneration Technologies, Inc.	*	3,227	22,654
Regis Corporation		2,208	79,157
Rent-A-Center, Inc.	*†	4,057	$118,830
Rentech, Inc.	*†	6,500	30,095
Rent-Way, Inc.	*	1,360	14,266
Republic Services, Inc.		6,349	255,293
Res-Care, Inc.	*	1,222	24,550
Resources Connection, Inc.	*	2,702	72,387
Rewards Network, Inc.	*	3,328	16,207
Rollins, Inc.		1,702	35,929
Savient Pharmaceuticals, Inc.	*	4,700	30,597
Senomyx, Inc.	*†	2,620	40,269
Sequenom, Inc.	*	614	1,314
Service Corporation International		16,975	158,546
ServiceMaster Company (The)		14,937	167,444
Sitel Corporation	*	2,384	7,176
Sotheby’s Holdings, Inc. Class A	†	2,753	88,757
Spherion Corporation	*	2,689	19,226
Standard Register Company (The)		1,650	21,780
StarTek, Inc.		1,875	23,381
Steiner Leisure, Ltd. (Bahama Islands)	*	990	41,629
Stericycle, Inc.	*	2,219	154,864
Strayer Education, Inc.	†	851	92,087
Suburban Propane Partners, LP		1,000	33,760
SupportSoft, Inc.	*	2,202	9,623
Symyx Technologies, Inc.	*	1,965	41,638
Synagro Technologies, Inc.		3,224	13,605
Team, Inc.	*†	620	15,537
Tejon Ranch Company	*†	763	32,374
TeleTech Holdings, Inc.	*†	2,739	42,811
Telik, Inc.	*†	3,499	62,247
Tetra Tech, Inc.	*	3,204	55,814
TRC Companies, Inc.	*	998	8,503
Trimeris, Inc.	*	1,214	10,683
TRM Corporation	*	780	1,739
United Rentals, Inc.	*†	3,294	76,585
Universal Compression Holdings, Inc.	*	1,483	79,266
Universal Technical Institute, Inc.	*	1,609	28,785
URS Corporation	*	2,652	103,136
Valassis Communications, Inc.	*	2,737	48,308
Varsity Group, Inc.	*	2,748	10,497
Vertrue, Inc.	*†	749	29,451
Viad Corporation		1,307	46,281
Volt Information Sciences, Inc.	*†	834	29,649
Washington Group International, Inc.		1,380	81,227
Waste Connections, Inc.	*	2,570	97,429
Waste Industries USA, Inc.		1,297	35,058
Watson Wyatt & Company Holdings		2,160	88,387
Weight Watchers International, Inc.		2,447	108,500
Westaff, Inc.	*	942	3,853
Wind River Systems, Inc.	*†	4,106	43,975
World Fuel Services Corporation		1,382	55,902
Wright Express Corporation	*	1,900	45,714
Xanser Corporation	*	4,100	23,985
			11,852,799
Communications—2.3%
Ace*Comm Corporation	*	3,033	5,702
AltiGen Communications, Inc.	*	4,110	6,247
American Tower Corporation Class A	*	21,594	788,181
Anadigics, Inc.	*	3,457	24,752
Andrew Corporation	*	8,267	76,304
Anixter International, Inc.		1,724	97,354
Applied Innovation, Inc.	*	500	1,575
Applied Signal Technology, Inc.		858	12,733
Arris Group, Inc.	*	5,807	66,548

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Avici Systems, Inc.	*†	3,811	$32,965
Avistar Communications Corporation	*	774	1,184
Blonder Tongue Laboratories	*	2,285	2,788
Broadwing Corporation	*†	4,278	53,988
CalAmp Corporation	*	1,650	10,048
Carrier Access Corporation	*	1,178	8,364
C-COR.net Corporation	*	4,848	41,596
Centillium Communications, Inc.	*	1,589	3,242
Checkpoint Systems, Inc.	*	2,042	33,713
Comtech Telecommunications	*	1,350	45,198
Crown Castle International Corporation	*	11,813	416,290
CT Communications, Inc.		1,105	24,001
Cubic Corporation		1,262	24,710
Digital Lightwave, Inc.	*	2,931	703
Ditech Networks, Inc.	*	1,360	10,486
EndWave Corporation	*	912	11,017
Foundry Networks, Inc.	*	6,611	86,935
Glenayre Technologies, Inc.	*	5,333	11,733
Harmonic, Inc.	*	2,820	20,727
Harris Corporation		6,650	295,858
Hungarian Telephone & Cable Corporation	*	712	11,250
ID Systems, Inc.	*	1,146	27,080
InterDigital Communications Corporation	*	3,383	115,360
International Electronics, Inc.	*	1,150	1,782
Inter-Tel, Inc.		1,334	28,814
InterVoice, Inc.	*	4,035	25,582
Intraware, Inc.	*	783	3,602
Loral Space & Communications, Ltd. (Bermuda)	*	660	17,371
Marvell Technology Group Ltd. (Bermuda)	*	23,510	455,389
McData Corporation Class A	*	8,674	43,630
Metro One Telecommunications	*	312	817
Mindspeed Technologies, Inc.	*	4,010	6,937
NMS Communications Corporation	*	3,530	10,219
On2 Technologies, Inc.	*	4,620	3,234
Openwave Systems, Inc.	*	4,311	40,351
Peco II, Inc.	*	657	815
Pegasus Wireless Corporation	*	2,000	1,220
Plantronics, Inc.	†	2,366	41,476
Polycom, Inc.	*	4,658	114,261
Powerwave Technologies, Inc.	*†	5,514	41,906
Premiere Global Services, Inc.	*	3,644	31,630
Radyne Corporation	*	1,100	13,464
SBA Communications Corporation	*	4,170	101,456
SeaChange International, Inc.	*	1,339	11,904
Sirius Satellite Radio, Inc.	*†	63,179	247,030
Socket Communications, Inc.	*	1,300	1,339
Sonus Networks, Inc.	*	12,770	67,170
Spectralink Corporation		1,133	9,302
Standard Microsystems Corporation	*	1,446	41,095
Stratex Networks, Inc.	*	6,040	26,818
Symmetricom, Inc.	*	2,040	16,463
Tekelec	*	3,640	47,174
Tollgrade Communications, Inc.	*	601	5,379
Tut Systems, Inc.	*†	1,414	1,343
Ulticom, Inc.	*	1,583	16,479
Universal Security Instruments, Inc.	*	200	5,450
Utstarcom, Inc.	*†	4,666	41,387
Viasat, Inc.	*	1,190	$29,845
Westell Technologies, Inc. Class A	*	3,671	7,672
XM Satellite Radio Holdings, Inc. Class A	*†	12,131	156,369
Zhone Technologies, Inc.	*	3,916	4,190
Zix Corporation	*	1,016	630
Zoom Telephonics, Inc.	*	2,712	2,902
			4,092,529
Computer Software & Processing—5.4%
3D Systems Corporation	*†	1,159	21,256
ActivIdentity Corp.	*	5,830	27,401
Activision, Inc.	*	14,911	225,156
Actuate Corporation	*	6,674	29,499
Acxiom Corporation		4,032	99,429
Advent Software, Inc.	*†	1,451	52,541
Agile Software Corporation	*	2,087	13,628
Alliance Data Systems Corporation	*	3,646	201,223
Altiris, Inc.	*	975	20,563
American Access Technologies, Inc.	*	1,400	1,680
American Software, Inc. Class A		1,950	13,357
AMICAS, Inc.	*	2,496	7,438
answerthink, Inc.	*	2,851	7,669
Ansys, Inc.	*	1,688	74,576
Applied Digital Solutions, Inc.	*†	4,675	7,573
Applix, Inc.	*	4,341	39,112
Arbitron, Inc.		1,628	60,252
Ariba, Inc.	*	4,717	35,330
Art Technology Group, Inc.	*	8,335	21,338
Aspen Technology, Inc.	*†	2,980	32,542
At Road, Inc.	*	1,948	11,376
Audible, Inc.	*†	1,213	8,806
Autobytel, Inc.	*	4,755	13,932
Avocent Corporation	*†	2,887	86,956
BEA Systems, Inc.	*	23,961	364,207
Bankrate, Inc.	*†	1,084	28,791
Blackbaud, Inc.		2,265	49,807
Blue Coat Systems, Inc.	*	1,736	31,265
Borland Software Corporation	*	2,936	16,823
Bottomline Technologies, Inc.	*	1,490	14,542
Brady Corporation Class A		2,304	81,009
Bsquare Corp.	*	225	452
CMGI, Inc.	*	15,258	16,173
CNET Networks, Inc.	*†	9,101	87,188
CSG Systems International, Inc.	*	3,014	79,660
CACI International, Inc. Class A	*	1,719	94,562
Cadence Design Systems, Inc.	*	14,776	250,601
Callidus Software, Inc.	*	173	841
Captaris, Inc.	*	1,164	6,821
Carreker Corporation	*	1,681	10,321
Cellular Technical Services Company, Inc.	*	500	962
Ceridian Corporation	*	7,517	168,080
Cerner Corporation	*†	3,496	158,718
Checkfree Corporation	*	3,707	153,173
Choicepoint, Inc.	*†	4,713	168,725
Chordiant Software, Inc.	*	4,649	14,272
Ciber, Inc.	*	2,445	16,210
Click Commerce, Inc.	*†	670	15,155
Clinical Data, Inc.	*†	1,332	18,635
Cogent Communications Group, Inc.	*	3,215	37,262
Cogent, Inc.	*†	1,940	26,636
Cognex Corporation		2,024	51,126
Cognizant Technology Solutions Corporation	*	7,428	550,118

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Computer Horizons Corporation	*	1,347	$5,388
Concur Technologies, Inc.	*†	2,083	30,308
Corillian Corporation	*	1,472	4,033
CoStar Group, Inc.	*†	1,140	47,105
Covansys Corporation	*	1,478	25,333
Cybersource Corporation	*	1,281	15,154
DST Systems, Inc.	*†	3,335	205,669
Deluxe Corporation		2,710	46,341
Dendrite International, Inc.	*	1,587	15,521
Digital Insight Corporation	*	1,983	58,142
Digital River, Inc.	*†	1,977	101,064
DocuCorp International, Inc.	*	1,429	11,146
Earthlink, Inc.	*	5,814	42,268
EasyLink Services Corp.—Class A	*	47	181
ebix.com, Inc.	*	1,755	35,977
Echelon Corporation	*†	1,770	14,549
Eclipsys Corporation	*†	1,847	33,080
eCollege.com, Inc.	*†	635	10,154
Egain Communications Corporation	*	2,914	4,080
Electro Rent Corporation	*	951	16,177
Electronics for Imaging	*	2,859	65,414
Embarcadero Technologies, Inc.	*	1,253	10,300
Entrust Technologies, Inc.	*	2,200	7,612
Epicor Software Corporation	*	1,693	22,195
eSpeed, Inc. Class A	*	3,650	33,580
Evolving Systems, Inc.	*	1,054	1,043
F5 Networks, Inc.	*	2,022	108,622
Factset Research Systems, Inc.		1,911	92,817
Fair Isaac Corporation	†	3,719	136,004
FalconStor Software, Inc.	*	1,374	10,566
Fidelity National Information Services, Inc.	†	4,578	169,386
Filenet Corporation	*	2,329	81,119
Gartner Group, Inc. Class A	*	3,019	53,104
Gerber Scientific, Inc.	*	1,608	24,088
Hypercom Corporation	*	4,002	27,134
HyperFeed Technologies, Inc.	*	1,614	1,509
Hyperion Solutions Corporation	*	3,084	106,336
iGate Capital Corporation	*	2,997	14,805
Imergent, Inc.	*†	1,860	26,282
Infocrossing, Inc.	*†	2,480	33,257
Informatica Corporation	*	4,842	65,803
Inforte Corporation	*	1,897	7,835
Infospace, Inc.	*	1,323	24,396
InfoUSA, Inc.		2,708	22,476
Integral Systems, Inc.		631	19,725
Interactive Data Corporation	*	2,351	46,902
Interactive Intelligence, Inc.	*	950	10,982
Intergraph Corporation	*	1,734	74,354
Internap Network Services Corp.	*	1,169	17,792
Internet Security Systems, Inc.	*	2,039	56,603
Intersections, Inc.	*	1,900	17,537
Intervideo, Inc.	*	991	12,625
Interwoven, Inc.	*	1,909	21,056
JDA Software Group, Inc.	*	1,257	19,383
Jack Henry & Associates, Inc.		4,391	95,592
Kanbay International, Inc.	*	1,170	24,055
Keane, Inc.	*	2,632	37,927
Keynote Systems, Inc.	*	1,400	14,742
Knot, Inc. (The)	*†	2,305	51,010
Kronos, Inc.	*	1,633	55,669
L-1 Identity Solutions, Inc.	*†	3,366	43,926
Lawson Software, Inc.	*	6,650	48,212
LivePerson, Inc.	*	3,334	17,904
Looksmart	*	4,010	11,789
Loudeye Corp.	*	504	$2,243
LQ Corp., Inc.	*	161	201
Magma Design Automation, Inc.	*	3,929	35,754
Manhattan Associates, Inc.	*	1,346	32,492
Mantech International Corporation Class A	*	1,168	38,556
Mapinfo Corporation	*	2,322	29,791
McAfee, Inc.	*	8,664	211,921
Mediware Information Systems	*	1,089	8,570
Mentor Graphics Corporation	*	4,245	59,770
MetaSolv, Inc.	*	1,380	4,181
MicroStrategy, Inc. Class A	*†	733	74,641
Mitek Systems, Inc.	*	3,473	4,411
MIVA, Inc.	*	6,581	21,717
Mobius Management Systems, Inc.	*	878	5,918
Move, Inc.	*	7,363	36,152
MRO Software, Inc.	*	1,778	45,641
Napster, Inc.	*	6,796	29,019
National Instruments Corporation		2,955	80,790
Navisite, Inc.	*†	3,725	13,522
NAVTEQ Corporation	*	4,860	126,895
Neoware Systems, Inc.	*	2,220	30,170
NetFlix, Inc.	*†	2,859	65,128
Netscout Systems, Inc.	*	1,250	8,112
Netsmart Technologies, Inc.	*	506	6,639
NIC, Inc.	*	2,450	12,617
NVE Corporation	*†	848	25,432
Open Solutions, Inc.	*	883	25,439
Packeteer, Inc.	*	1,900	16,359
PDF Solutions, Inc.	*	974	10,675
Perficient, Inc.	*	1,080	16,934
Perot Systems Corporation Class A	*	4,359	60,111
Phoenix Technologies Ltd.	*	1,238	5,323
Plato Learning, Inc.	*	1,826	11,632
Progress Software Corporation	*	1,803	46,878
QAD, Inc.		1,363	11,013
Quality Systems, Inc.		768	29,791
Quest Software, Inc.	*	3,848	54,949
Radiant Systems, Inc.	*	1,019	12,310
Radisys Corporation	*	961	20,421
RealNetworks, Inc.	*	5,844	62,005
Red Hat, Inc.	*†	9,042	190,605
Renaissance Learning, Inc.	†	1,354	19,376
Reynolds & Reynolds Company (The) Class A		3,001	118,570
S1 Corporation	*	2,637	12,157
Saba Software, Inc.	*	1,576	8,306
SafeNet, Inc.	*	1,099	19,991
SAFLINK Corporation	*	4,996	1,849
Salesforce.com, Inc.	*†	4,270	153,208
Sapient Corporation	*†	4,601	25,075
Scientific Learning Corporation	*	3,146	16,516
SCO Group, Inc. (The)	*†	998	2,026
Secure Computing Corporation	*	3,114	19,712
Sonic Foundry, Inc.	*†	1,200	2,796
SonicWall, Inc.	*	2,442	26,667
Source Interlink Companies, Inc.	*†	1,650	15,675
SPSS, Inc.	*	1,231	30,689
SRA International, Inc. Class A	*†	2,136	64,208
Stellent, Inc.		1,714	18,580
Stratasys, Inc.	*†	981	25,908
Sybase, Inc.	*	4,546	110,195
Sykes Enterprises, Inc.	*	1,424	28,978
SYNNEX Corporation	*	1,034	23,792
Synopsys, Inc.	*	7,202	142,023
Synplicity, Inc.	*	1,050	6,720

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Syntel, Inc.		1,554	$35,198
Take-Two Interactive Software, Inc.	*†	3,244	46,259
Talx Corporation		1,671	40,973
Technology Solutions Co.	*	108	915
TenFold Corporation	*	4,098	697
THQ, Inc.	*	2,929	85,439
3Com Corporation	*	21,442	94,559
TIBCO Software, Inc.	*	10,477	94,083
Total System Services, Inc.	†	2,202	50,272
Tradestation Group, Inc.	*†	1,691	25,483
Transaction Systems Architects, Inc. Class A	*	1,859	63,801
Trizetto Group, Inc.	*†	2,710	41,029
Tumbleweed Communications Corporation	*	2,952	8,325
Ultimate Software Group, Inc.	*	1,243	29,248
United Online, Inc.		2,509	30,560
Vasco Data Security International, Inc.	*	1,245	12,898
Verint Systems, Inc.	*	652	19,593
Versant Corporation	*	330	3,396
VerticalNet, Inc.	*	264	227
Viewpoint Corporation	*	1,141	1,346
Vignette Corporation	*	1,259	17,047
Vitria Technology, Inc.	*	1,150	3,093
WatchGuard Technologies, Inc.	*	4,850	20,612
Wave Systems Corp.—Class A	*	1,004	1,667
Wayside Technology Group, Inc.		1,787	26,269
WebEx Communications, Inc.	*†	1,743	68,012
WebMD Health Corp.—Class A	*†	510	17,513
Webmethods, Inc.	*	2,154	16,478
Websense, Inc.	*	2,638	57,007
Witness Systems, Inc.	*	1,610	28,223
XETA Technologies, Inc.	*	1,947	4,829
			9,612,702
Computers & Information—1.4%
Authentidate Holding Corporation	*	1,023	1,678
Black Box Corporation		866	33,705
Brocade Communications Systems, Inc.	*	15,008	105,956
CDW Corporation		3,233	199,411
Ciprico, Inc.	*	1,658	7,461
Cirrus Logic, Inc.	*	5,397	39,344
Concurrent Computer Corporation	*	7,592	13,438
Cray, Inc.	*	2,314	25,732
Dataram Corporation		1,175	5,558
Datawatch Corporation	*	3,500	8,855
Diebold, Inc.		3,530	153,661
Dot Hill Systems Corporation	*	3,866	15,077
Emulex Corporation	*	4,279	77,749
Extreme Networks, Inc.	*	4,492	16,306
Focus Enhancements, Inc.	*	5,319	7,553
Global Imaging Systems, Inc.	*	2,972	65,592
Global Payment Technologies, Inc.	*	1,270	1,638
InFocus Corporation	*	1,636	4,679
Iomega Corporation	*	7,475	21,752
Iteris, Inc.	*	4,264	10,617
Komag, Inc.	*†	1,680	53,693
MTI Technology Corporation	*	3,844	3,652
Micros Systems, Inc.	*	2,146	104,982
MTM Technologies, Inc.	*	500	1,045
Netgear, Inc.	*†	2,027	$41,736
Network Engines, Inc.	*	1,330	2,806
Nuance Communications, Inc.	*	7,693	62,852
Palm, Inc.	*†	4,614	67,180
Paxar Corporation	*	1,972	39,401
Planar Systems, Inc.	*	1,786	20,271
ProQuest Company	*	1,673	21,782
Quantum Corporation	*	10,382	22,633
Rackable Systems, Inc.	*	1,470	40,234
Safeguard Scientifics, Inc.	*	4,074	7,985
ScanSource, Inc.	*	1,126	34,152
Scientific Games Corporation Class A	*	3,568	113,462
SCM Microsystems, Inc.	*	1,494	5,005
Seagate Technology (Cayman Islands)	*	27,122	626,247
Sigma Designs, Inc.	*	1,590	23,770
SimpleTech, Inc.	*	3,666	33,397
TransAct Technologies, Inc.	*	889	7,912
VA Software Corporation	*†	6,619	26,608
VeriFone Holdings, Inc.	*	1,980	56,529
VitalStream Holdings, Inc.	*	250	2,207
Web.com, Inc.	*	706	2,937
Western Digital Corporation	*	11,615	210,231
Zebra Technologies Corporation Class A	*†	3,669	131,130
			2,579,601
Containers & Packaging—0.1%
Crown Holdings, Inc.	*	9,065	168,609
Silgan Holdings, Inc.		1,454	54,612
			223,221
Cosmetics & Personal Care—0.1%
1-800 Contacts, Inc.	*†	502	7,525
Chattem, Inc.	*†	873	30,660
Elizabeth Arden, Inc.	*†	1,677	27,100
Quaker Chemical Corporation		1,303	25,343
			90,628
Distribution/Wholesale—0.0%
Navarre Corporation	*†	1,460	5,869

Diversified—0.0%
Hexcel Corporation	*	5,390	76,268

E-Commerce—0.1%
Blue Nile, Inc.	*†	780	28,353
Nutri/System, Inc.	*†	1,520	94,681
			123,034
E-Commerce Services—0.1%
Emdeon Corp.	*	14,620	171,200

Educational Software—0.0%
INVESTools, Inc.	*	2,950	31,358
Electric Measuring Instruments—0.0%
Badger Meter, Inc.		880	22,167

Electric Utilities—2.6%
Allete, Inc.		1,430	62,133
Alliant Energy Corporation		5,771	206,198
Aquila, Inc.	*	18,185	78,741

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Avista Corporation		2,579	$61,071
Black Hills Corporation		2,151	72,295
Central Vermont Public Service Corporation		541	11,962
CH Energy Group, Inc.		1,074	55,279
Cleco Corporation		2,830	71,429
DPL, Inc.		7,047	191,115
Duquesne Light Holdings, Inc.		4,679	91,989
EL Paso Electric Company	*	2,458	54,912
Empire District Electric Company (The)	†	2,088	46,729
Energy East Corporation		7,469	177,165
Great Plains Energy, Inc.	†	3,878	120,296
Green Mountain Power Corporation		1,312	43,781
Hawaiian Electric Industries, Inc.		3,786	102,449
Idacorp, Inc.		1,965	74,297
KFX, Inc.	*†	4,470	46,980
MGE Energy, Inc.		860	27,847
Mirant Corp.	*	13,990	382,067
Northeast Utilities		8,291	192,932
NorthWestern Corporation		1,830	64,013
NRG Energy, Inc.	*	6,372	288,652
NSTAR		5,336	178,009
OGE Energy Corporation		4,865	175,675
Otter Tail Corporation		1,726	50,468
Pepco Holdings, Inc.		9,387	226,884
Plug Power, Inc.	*	2,705	11,009
PNM Resources, Inc.		3,109	85,715
Portland General Electric Company		1,400	34,174
Puget Energy, Inc.		5,589	127,038
Reliant Energy, Inc.	*	15,230	187,481
SCANA Corporation		5,122	206,263
Sierra Pacific Resources	*	10,465	150,068
Sunpower Corp.—Class A	*†	530	14,702
UIL Holdings Corporation		996	37,350
Unisource Energy Corporation		2,031	67,693
Unitil Corporation		1,000	24,300
Westar Energy, Inc.		4,853	114,094
Wisconsin Energy Corporation		5,655	243,957
WPS Resources Corporation		2,062	102,337
			4,561,549
Electrical Equipment—1.0%
Active Power, Inc.	*	3,953	9,882
Acuity Brands, Inc.		2,413	109,550
Aeroflex, Inc.	*	4,701	48,326
Ametek, Inc.		3,613	157,346
AZZ, Inc.	*	1,032	37,668
Baldor Electric Company		1,338	41,251
C&D Technologies, Inc.	†	1,314	9,329
Capstone Turbine Corporation	*†	7,050	9,940
Cataytica Energy Systems, Inc.	*	853	947
Cherokee International Corporation	*	29	101
Distributed Energy Systems Corporation	*	3,757	12,135
Electro Scientific Industries, Inc.	*	1,422	29,293
Energizer Holdings, Inc.	*	3,402	244,910
Energy Conversion Devices, Inc.	*†	1,852	68,598
Evans & Sutherland Computer Corporation	*	1,883	8,473
Franklin Electric Company, Inc.		902	47,932
FuelCell Energy, Inc.	*†	1,939	14,756
Genlyte Group, Inc.	*	1,382	98,398
GrafTech International Ltd.	*	4,368	25,509
Greatbatch, Inc.	*	942	21,308
JMAR Technologies, Inc.	*	2,904	$1,191
Lamson & Sessions Company (The)	*†	970	23,105
Lincoln Electric Holdings, Inc.		1,907	103,836
Littelfuse, Inc.	*	1,479	51,321
LSI Industries, Inc.		1,084	17,615
Medis Technologies Ltd.	*†	705	17,421
Metrologic Instruments, Inc.	*	722	13,112
Moog, Inc. Class A	*	1,977	68,523
Powell Industries, Inc.	*	1,046	23,148
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,810	5,564
Regal-Beloit Corporation		1,703	74,080
Servotronics, Inc.	*	705	4,336
Spectrum Brands, Inc.	*†	1,891	15,960
Superconductor Technologies	*	208	302
Tech/Ops Sevcon, Inc.		720	4,982
Teleflex, Inc.		1,922	106,940
Thomas & Betts Corporation	*	3,090	147,424
Trans-Lux Corporation		867	5,159
Ultralife Batteries, Inc.	*	767	7,984
Universal Display Corporation	*	1,350	14,890
Universal Electronics, Inc.	*	1,589	30,191
Valence Technology, Inc.	*†	4,773	9,260
Vicor Corporation		1,381	15,937
			1,757,933
Electronic Compo Semiconductors—0.0%
Syntax-Brillian Corp.	*†	4,531	21,341

Electronic Measuring Unit—0.0%
Keithley Instruments, Inc.		740	9,435
LeCroy Corp.	*	600	8,268
			17,703
Electronics—4.0%
8X8, Inc.	*	3,049	3,232
AVX Corporation		2,510	44,402
Actel Corporation	*	1,140	17,727
Adaptec, Inc.	*	7,841	34,579
Advanced Energy Industries, Inc.	*	1,429	24,350
Agere Systems, Inc.	*	9,779	146,000
Agilysys, Inc.		1,336	18,757
Alliance Fiber Optic Products, Inc.	*	4,818	7,227
American Superconductor Corporation	*	2,707	25,067
AMIS Holdings, Inc.	*	1,550	14,709
Amkor Technology, Inc.	*†	7,212	37,214
Amphenol Corporation Class A		4,578	283,516
Anaren, Inc.	*	813	17,130
Applied Micro Circuits Corporation	*	16,100	46,529
Arrow Electronics, Inc.	*	6,275	172,123
Atheros Communications, Inc.	*†	2,011	36,459
Atmel Corporation	*	23,229	140,303
ATMI, Inc.	*†	2,219	64,506
Avanex Corporation	*	5,031	8,704
Avnet, Inc.	*	7,439	145,953
AXT, Inc.	*	946	4,030
Barnes Group, Inc.		2,480	43,549
Bel Fuse, Inc. Class A		546	14,949
Belden CDT, Inc.		2,586	98,863
Benchmark Electronics, Inc.	*†	3,196	85,908
California Micro Devices Corporation	*	2,476	12,628
Caliper Life Sciences, Inc.	*	3,187	15,553

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Carlisle Companies, Inc.		1,677	$141,036
Catalyst Semiconductor, Inc.	*	2,416	8,166
Catapult Communications Corporation	*	750	6,270
Ceradyne, Inc.	*†	1,374	56,458
Ceva, Inc.	*	692	3,917
Conexant Systems, Inc.	*	25,531	51,062
Cree, Inc.	*†	4,087	82,190
CTS Corporation		1,580	21,772
Cymer, Inc.	*	1,929	84,702
Cypress Semiconductor Corporation	*†	7,187	127,713
DRS Technologies, Inc.	†	2,209	96,467
Dolby Laboratories, Inc. Class A	*	1,500	29,775
DSP Group, Inc.	*	1,884	43,049
EDO Corporation	†	1,198	27,410
Emcor Group, Inc.	*	1,704	93,447
Emcore Corporation	*	2,929	17,340
EMS Technologies, Inc.	*	960	18,029
ESCO Technologies, Inc.	*	1,224	56,353
ESS Technology	*	1,759	1,636
Esterline Technologies Corporation	*	1,449	48,918
Evergreen Solar, Inc.	*†	2,410	20,003
Exar Corporation	*	1,759	23,377
Fairchild Semiconductor International, Inc.	*	6,664	124,617
Finisar Corporation	*†	14,726	53,455
Flir Systems, Inc.	*†	3,904	106,033
FSI International, Inc.	*	4,280	24,610
Garmin Ltd. (Cayman Islands)	†	6,220	303,412
Genesis Microchip, Inc.	*	1,530	18,008
HEI, Inc.	*†	1,050	2,751
Herley Industries, Inc.	*	1,550	19,189
HI/FN, Inc.	*	1,882	8,864
Hutchinson Technology, Inc.	*†	1,150	24,184
Imation Corporation		1,665	66,850
Innovex, Inc.	*	1,922	3,979
Integrated Device Technology, Inc.	*	10,714	172,067
Integrated Silicon Solutions, Inc.	*	2,930	16,349
International Rectifier Corporation	*	3,821	133,124
Intersil Corporation Class A		8,287	203,446
IXYS Corporation	*	1,330	11,159
Kemet Corporation	*	5,278	42,593
KVH Industries, Inc.	*	1,286	16,396
LaBarge, Inc.	*	950	9,880
Lattice Semiconductor Corporation	*	7,425	50,638
Lightpath Technologies, Inc. Class A	*†	1,527	5,207
MIPS Technologies, Inc. Class A	*	5,359	36,173
MRV Communications, Inc.	*	4,568	12,608
Magnetek, Inc.	*	1,406	4,865
Mattson Technology, Inc.	*	1,761	14,616
Maxwell Technologies, Inc.	*†	1,371	27,886
Measurement Specialties, Inc.	*	580	10,817
MEMC Electronics Materials, Inc.	*	7,952	291,282
Mercury Computer Systems, Inc.	*	963	11,412
Merix Corporation	*†	2,175	20,902
Methode Electronics, Inc.		1,384	13,162
Mettler-Toledo International, Inc.	*	1,552	102,665
Micrel, Inc.	*	3,731	35,780
Micro Linear Corporation	*	1,440	4,104
Microchip Technology, Inc.		10,890	353,054
Microsemi Corporation	*†	3,244	$61,149
Mobility Electronics, Inc.	*†	2,804	15,590
Moscow CableCom Corporation	*†	1,900	17,157
MoSys, Inc.	*	1,252	8,426
Nu Horizons Electronics Corporation	*†	1,208	15,390
Numerex Corporation Class A	*	1,800	18,162
Omnivision Technologies, Inc.	*†	2,994	42,724
ON Semiconductor Corporation	*†	4,997	29,382
Oplink Communications, Inc.	*	758	15,145
Optelecom, Inc.	*†	819	8,477
OSI Systems, Inc.	*†	867	16,993
Park Electrochemical Corporation		1,087	34,436
Pericom Semiconductor Corporation	*	2,254	21,977
Photronics, Inc.	*	1,989	28,105
Pixelworks, Inc.	*	2,467	7,278
Plexus Corporation	*	2,384	45,773
PLX Technology, Inc.	*	2,950	30,592
Power-One, Inc.	*	3,500	25,340
Quicklogic Corporation	*	4,080	14,443
RF Micro Devices, Inc.	*	11,167	84,646
Rambus, Inc.	*†	5,001	87,217
Raven Industries, Inc.		800	24,008
Research Frontiers, Inc.	*†	752	3,234
Rofin-Sinar Technologies, Inc.	*	880	53,478
Rogers Corporation	*	803	49,585
Rudolph Technologies, Inc.	*	2,191	40,161
Semtech Corporation	*	3,600	45,936
Sigmatel, Inc.	*	4,938	23,110
Sigmatron International, Inc.	*	283	2,343
Silicon Image, Inc.	*	4,319	54,938
Silicon Laboratories, Inc.	*†	2,865	88,872
Silicon Storage Technology, Inc.	*	3,794	15,631
Sirenza Microdevices, Inc.	*†	1,250	9,875
Sirf Technology Holdings, Inc.	*†	2,150	51,579
Skyworks Solutions, Inc.	*	9,613	49,891
Spansion LLC—Class A	*†	2,050	34,174
Spectrum Control, Inc.	*	1,195	11,233
Spire Corporation	*†	210	1,474
Staktek Holdings, Inc.	*	43	257
Stratos International, Inc.	*	974	6,740
Sycamore Networks, Inc.	*	9,917	37,486
Synaptics, Inc.	*†	1,058	25,783
Technitrol, Inc.		1,866	55,700
Tegal Corp.	*	312	1,307
Teledyne Technologies, Inc.	*	1,729	68,468
Tessera Technologies, Inc.	*†	2,581	89,767
Transmeta Corporation	*	8,599	9,889
Transwitch Corporation	*	2,483	3,501
Trident Microsystems, Inc.	*†	3,040	70,710
Trimble Navigation Ltd.	*	2,822	132,860
Triquint Semiconductor, Inc.	*	8,519	44,299
TTM Technologies, Inc.	*	1,640	19,188
Tvia, Inc.	*	4,026	5,556
Tyler Technologies, Inc.	*	1,886	24,386
Varian Semiconductor Equipment Associates, Inc.	*	2,832	103,934
Virage Logic Corporation	*	902	8,217
Vishay Intertechnology, Inc.	*	8,954	125,714
Volterra Semiconductor Corp.	*†	760	12,350
Wesco International, Inc.	*	2,570	149,137
Zoran Corporation	*	2,411	38,769
			7,201,136
Entertainment & Leisure—1.0%
Avid Technology, Inc.	*†	2,088	76,045
Bally Technologies, Inc.	*	3,012	53,011

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Bally Total Fitness Holding Corporation	*†	4,467	$6,745
Blockbuster, Inc. Class A	*†	8,250	31,680
Callaway Golf Company	†	3,931	51,535
Cedar Fair, LP		2,480	65,249
Churchill Downs, Inc.		639	26,876
Concord Camera Corporation	*	2,863	1,432
Discovery Holding Company Class A	*†	14,930	215,888
Dover Downs Gaming & Entertainment, Inc.		3,135	38,090
Dover Motorsports, Inc.		1,645	8,916
DreamWorks Animation SKG, Inc. Class A	*†	2,110	52,560
Gaylord Entertainment Company	*	2,203	96,602
Hollywood Media Corporation	*	1,495	5,845
Image Entertainment, Inc.	*	300	1,044
International Speedway Corporation Class A		1,980	98,683
Jakks Pacific, Inc.	*	1,625	28,974
K2, Inc.	*	2,544	29,841
Leapfrog Enterprises, Inc.	*†	1,262	10,008
Life Time Fitness, Inc.	*	910	42,124
Live Nation, Inc.	*	3,010	61,464
Macrovision Corporation	*	2,884	68,322
MTR Gaming Group, Inc.	*	1,340	12,583
Multimedia Games, Inc.	*†	2,902	26,350
Nashua Corporation	*	1,542	10,779
National Lampoon, Inc.	*	3,300	5,016
Nautilus Group, Inc.	†	2,480	34,100
New Frontier Media, Inc.	*	2,079	17,152
Penn National Gaming, Inc.	*	3,286	120,005
Pinnacle Entertainment, Inc.	*	2,900	81,548
RC2 Corporation	*	1,030	34,536
Regal Entertainment Group Class A	†	3,043	60,312
Six Flags, Inc.	*†	3,814	19,947
Sonic Solutions, Inc.	*†	1,810	27,584
Speedway Motorsports, Inc.		650	23,667
Steinway Musical Instruments, Inc.	*	683	19,124
Warner Music Group Corporation		2,380	61,761
Westwood One, Inc.		3,878	27,456
WMS Industries, Inc.	*†	1,850	54,039
World Wrestling Entertainment, Inc.		1,031	16,939
Youbet.com, Inc.	*	2,200	8,228
			1,732,060
Financial Services—6.9%
Aames Investment Corporation REIT		2,930	10,314
Accredited Home Lenders Holding Company	*	1,079	38,779
Aether Holdings, Inc.	*	4,629	27,496
Affiliated Managers Group	*†	1,776	177,795
AG Edwards, Inc.		4,032	214,825
AllianceBernstein Holding, LP		1,250	86,238
American Campus Communities, Inc. REIT		1,200	30,612
American Home Mortgage Investment Corporation REIT	†	2,607	90,906
Ampal American Israel Corporation Class A	*	1,392	6,459
Anworth Mortgage Asset Corporation REIT		3,855	32,189
Arbor Realty Trust, Inc. REIT		830	21,215
Ashford Hospitality Trust, Inc. REIT		4,430	52,850
Associated Estates Realty Corporation REIT		2,550	$39,449
Berkshire Hathaway, Inc. Class A	*	54	5,173,200
BlackRock, Inc.	†	706	105,194
Calamos Asset Management, Inc. Class A		1,520	44,566
Capital Lease Funding, Inc. REIT		2,320	25,729
Capital Trust Class A		923	37,594
CapitalSource, Inc.	†	6,771	174,827
Catskill Litigation Trust	*‡d	583	—
Cbot Holdings, Inc.—Class A	*†	1,030	124,414
CentraCore Properties Trust REIT		1,307	41,497
CharterMac		2,735	54,591
Cherokee, Inc.		995	36,427
Columbia Equity Trust, Inc. REIT		1,100	18,315
Corporate Office Properties Trust SBI MD REIT		1,870	83,701
Deerfield Triarc Capital Corp. REIT		1,990	26,089
Diamond Hill Investment Group, Inc.	*	1,311	82,921
DiamondRock Hospitality Company REIT		3,760	62,454
Digital Realty Trust, Inc. REIT		1,330	41,656
Doral Financial Corporation (Puerto Rico)	†	4,428	29,181
Eagle Hospitality Properties Trust, Inc. REIT		1,200	11,160
Eaton Vance Corporation		7,064	203,867
Ecc Capital Corporation REIT		2,700	2,754
Education Realty Trust, Inc. REIT	†	1,700	25,092
ePresense, Inc.	‡d	1,173	—
Equity Lifestyle Properties, Inc. REIT		1,560	71,308
Fieldstone Investment Corporation REIT		3,450	30,119
First Cash Financial Services, Inc.	*	1,260	25,943
First Marblehead Corporation (The)	†	1,910	132,287
First Potomac Realty Trust REIT		1,240	37,473
Franklin Street Properties Corporation REIT		2,730	54,218
Friedman Billings Ramsey Group, Inc. Class A	†	8,470	68,014
GAMCO Investors, Inc. Class A		559	21,276
Global Signal, Inc. REIT		1,230	62,213
GMH Communities Trust REIT		2,460	31,045
Government Properties Trust, Inc. REIT		1,050	9,471
Hersha Hospitality Trust REIT		3,010	28,896
Highland Hospitality Corporation REIT		3,270	46,859
HomeBanc Corporation REIT		3,270	20,111
Inland Real Estate Corporation REIT		3,790	66,401
Integrated Telecom Express, Inc.	‡d	1,103	—
IntercontinentalExchange, Inc.	*	2,061	154,719
International Securities Exchange, Inc.	†	1,850	86,747
Investment Technology Group, Inc.	*	2,429	108,698
Jefferies Group, Inc.		5,358	152,703
JER Investors Trust, Inc. REIT		2,190	37,580
Kent Financial Services, Inc.	*	2,200	5,027
Kilroy Realty Corporation REIT		1,637	123,332
Kite Realty Group Trust REIT		1,880	32,035
KKR Financial Corporation REIT		3,860	94,724
Knight Capital Group, Inc. Class A	*	5,980	108,836
LaBranche & Company, Inc.	*†	2,588	26,838

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ladenburg Thalmann Financial Services, Inc. *	495	$520
LaSalle Hotel Properties REIT	2,060	89,280
Lazard, Ltd.—Class A (Bermuda)	1,945	77,761
LTC Properties, Inc. REIT	1,460	35,405
Luminent Mortgage Capital, Inc. REIT	3,940	40,543
Macerich Company (The) REIT	3,580	273,369
MarketAxess Holdings, Inc. *†	1,100	11,517
MFA Mortgage Investments, Inc. REIT	4,880	36,356
MortgageIT Holdings, Inc. REIT	2,640	37,171
Nasdaq Stock Market Inc. *	5,330	161,179
National Retail Properties, Inc. REIT	2,357	50,911
New Century Financial Corporation REIT †	3,162	124,298
NorthStar Realty Finance Corporation REIT	2,620	33,274
Nuveen Investments, Inc. Class A	3,994	204,613
NYSE Group, Inc. *†	2,500	186,875
Omega Healthcare Investors, Inc. REIT	3,330	49,983
Opteum, Inc.—Class A REIT	1,800	14,490
optionsXpress Holdings, Inc.	1,300	36,244
Pennsylvania REIT	1,941	82,628
Piper Jaffray Companies *	1,140	69,107
Potlatch Corp. REIT	2,078	77,094
PS Business Parks, Inc. REIT	823	49,627
Ramco-Gershenson Properties REIT	1,430	45,689
Raymond James Financial, Inc.	5,156	150,761
Reckson Associates Realty Corporation REIT	3,963	169,616
Republic Property Trust REIT	1,350	14,877
Resource Capital Corp.	1,200	18,540
Saul Centers, Inc. REIT	950	42,750
Saxon REIT, Inc. REIT	2,316	32,517
SEI Investments Company	3,639	204,475
Siebert Financial Corporation	1,470	4,322
Spirit Finance Corporation REIT	2,980	34,598
Stifel Financial Corp. *	640	20,314
Strategic Hotel Capital, Inc. REIT	2,940	58,447
SumTotal Systems, Inc. *	1,899	14,148
Sunstone Hotel Investors, Inc. REIT †	3,520	104,614
Superior Bancorp †	895	10,293
SWS Group, Inc.	882	21,953
Tanger Factory Outlet Centers REIT	1,690	60,198
TD Ameritrade Holding Corp.	16,044	302,429
Trustreet Properties, Inc. REIT	2,739	34,265
Universal Health Realty Income REIT	1,090	39,077
Urstadt Biddle Properties, Inc. REIT Class A	1,030	18,715
U-Store-It Trust REIT	2,170	46,568
Value Line, Inc.	573	26,708
Waddell & Reed Financial, Inc. Class A	4,102	101,525
Westwood Holdings Group, Inc.	1,768	35,431
Windrose Medical Properties Trust REIT	1,780	31,470
Winston Hotels, Inc. REIT	2,850	35,112
		12,292,886
Food Retailers—0.2%
Arden Group, Inc. Class A	260	30,264
Panera Bread Company Class A *	1,560	90,870
Pantry, Inc. (The) *†	1,200	67,644
Pathmark Stores, Inc. *	2,510	24,975
Ruddick Corporation	1,968	$51,227
Weis Markets, Inc.	422	16,796
Wild Oats Markets, Inc. *†	1,310	21,183
		302,959
Forest Products & Paper—0.8%
American Woodmark Corporation †	800	26,952
Beacon Roofing Supply, Inc. *†	2,640	53,434
Bowater, Inc. †	2,910	59,859
Buckeye Technologies, Inc. *	2,191	18,624
Building Material Holding Corporation †	1,800	46,836
Caraustar Industries, Inc. *	1,610	12,832
Chesapeake Corporation	2,165	30,981
Deltic Timber Corporation	724	34,506
Drew Industries, Inc. *	780	19,703
Glatfelter	1,741	23,591
Graphic Packaging Corporation *	5,000	18,300
Greif, Inc. Class A	826	66,171
Longview Fibre Company	3,887	78,984
Martin Marietta Materials, Inc.	2,437	206,219
Neenah Paper, Inc.	890	30,465
Packaging Corporation of America	3,760	87,232
Playtex Products, Inc. *†	2,560	34,304
Pope & Talbot, Inc. *	4,095	23,546
Rock-Tenn Company Class A	1,450	28,710
Schweitzer-Mauduit International, Inc.	724	13,742
Smurfit-Stone Container Corporation *	12,843	143,842
Sonoco Products Company	5,044	169,680
United Stationers, Inc. *	1,499	69,718
Universal Forest Products, Inc.	1,040	51,012
US Home Systems, Inc. *	1,292	12,222
Wausau Paper Corporation	1,903	25,691
		1,387,156
Health Care Providers—1.7%
Alliance Imaging, Inc. *	1,820	14,214
Amedisys, Inc. *†	1,120	44,430
America Service Group, Inc. *	590	7,676
American Dental Partners, Inc. *	720	11,909
Amsurg Corporation *†	2,223	49,484
Apria Healthcare Group, Inc. *	2,542	50,179
Bio-Reference Labs, Inc. *	1,000	22,450
Community Health Systems, Inc. *	4,763	177,898
Covance, Inc. *	3,250	215,735
Cross Country Healthcare, Inc. *	1,340	22,780
CryoLife, Inc. *	4,037	26,039
DaVita, Inc. *	5,301	306,769
Edwards Lifesciences Corporation *	3,306	154,027
Enzo Biochem, Inc. *†	1,353	16,493
Enzon Pharmaceuticals, Inc. *	4,016	33,132
Five Star Quality Care, Inc. *	1,700	18,292
Genesis HealthCare Corporation *†	975	46,439
Gentiva Health Services, Inc. *	1,000	16,440
Healthspring, Inc. *	930	17,903
Healthways, Inc. *†	1,822	81,261
Hooper Holmes, Inc.	4,139	13,948
Immunomedics, Inc. *†	2,141	3,811
Interleukin Genetics, Inc. *†	2,825	17,176
Kindred Healthcare, Inc. *	2,053	61,036
LCA-Vision, Inc. †	823	33,998
LifePoint Hospitals, Inc. *	2,759	97,448
Lincare Holdings, Inc. *	5,490	190,174
Matria Healthcare, Inc. *†	1,270	35,293
National Healthcare Corporation	431	23,158
Nektar Therapeutics *†	4,738	68,275

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
NovaMed, Inc.	*	1,250	$9,850
Odyssey HealthCare, Inc.	*†	1,593	22,589
Pediatrix Medical Group, Inc.	*	2,502	114,091
Psychemedics Corporation		902	15,226
Psychiatric Solutions, Inc.	*	3,032	103,361
RehabCare Group, Inc.	*	1,590	20,829
Sagemark Companies Ltd.	*	1,088	707
Sierra Health Services, Inc.	*	2,976	112,612
Sunrise Senior Living, Inc.	*	1,950	58,247
Symbion, Inc.	*	1,435	26,347
Triad Hospitals, Inc.	*	4,778	210,375
U.S. Physical Therapy, Inc.	*	610	7,271
United Surgical Partners International, Inc.	*	2,394	59,443
Universal Health Services, Inc. Class B		2,594	155,458
VCA Antech, Inc.	*	4,094	147,630
VistaCare, Inc. Class A	*	1,962	20,405
			2,962,308
Heavy Construction—0.4%
Blount International, Inc.	*	2,743	27,485
Foster Wheeler, Ltd. (Bermuda)	*	3,660	141,239
Granite Construction, Inc.		1,890	100,832
Hovnanian Enterprises, Inc.	*†	2,128	62,436
Levitt Corporation Class A		2,063	24,261
M/I Homes, Inc.	†	611	21,599
McDermott International, Inc.	*	5,578	233,160
McGrath Rentcorp	†	916	23,450
WCI Communities, Inc.	*†	1,922	33,520
			667,982
Heavy Machinery—3.1%
Ablest, Inc.	*	850	5,483
Actuant Corporation Class A		1,281	64,178
Agco Corporation	*	4,908	124,418
Ampco-Pittsburgh Corporation		1,503	46,488
Applied Industrial Technologies, Inc.		2,058	50,215
Astec Industries, Inc.	*	822	20,756
ASV, Inc.	*†	1,340	19,979
Asyst Technologies, Inc.	*	3,243	21,923
Axcelis Technologies, Inc.	*	4,096	28,918
Briggs & Stratton Corporation		2,482	68,379
Brooks Automation, Inc.	*†	4,415	57,616
Bucyrus International, Inc. Class A		1,845	78,265
Cameron International Corp.	*	6,116	295,464
Cascade Corporation		510	23,282
Columbus McKinnon Corp.	*	880	15,866
Donaldson Company, Inc.		3,870	142,803
Dresser-Rand Group, Inc.	*	2,640	53,856
Dril-Quip, Inc.	*	989	66,936
Dycom Industries, Inc.	*	2,767	59,491
Electroglas, Inc.	*	3,991	10,935
EnPro Industries, Inc.	*	981	29,489
Entegris, Inc.	*	5,738	62,602
Fedders Corporation	*	1,828	2,285
Flow International Corporation	*†	1,650	21,401
Flowserve Corporation	*	2,865	144,940
FMC Technologies, Inc.	*	3,816	204,919
Gardner Denver, Inc.	*	2,716	89,845
Goodman Global, Inc.	*	1,200	16,020
Gorman-Rupp Company		1,210	39,567
Graco, Inc.		3,574	139,600
Grant Prideco, Inc.	*	7,014	266,742
H&E Equipment Services, Inc.	*	630	15,366
Hurco Companies, Inc.	*	750	18,023
Hydril	*	1,025	$57,462
Idex Corporation		2,633	113,351
Insituform Technologies, Inc. Class A	*	1,983	48,147
Intermec, Inc.	*†	2,374	62,579
Intevac, Inc.	*	1,300	21,840
Joy Global, Inc.		6,515	245,029
Kadant, Inc.	*	722	17,732
Kaydon Corporation		1,423	52,679
Kennametal, Inc.		1,999	113,243
Knight Transportation, Inc.	†	3,880	65,766
Kulicke and Soffa Industries, Inc.	*	4,089	36,147
Lam Research Corporation	*†	7,026	318,489
Lennox International, Inc.		3,657	83,745
Lindsay Manufacturing Company		1,559	44,821
Lufkin Industries, Inc.		810	42,865
Manitowoc Company		3,284	147,090
Matrix Service Company	*†	1,379	18,051
Middleby Corporation	*†	270	20,806
Modine Manufacturing Company		1,658	40,339
NACCO Industries, Inc. Class A		310	42,132
NATCO Group, Inc. Class A	*	690	19,872
NN, Inc.		2,240	26,499
Nordson Corporation		1,522	60,667
Oil States International, Inc.	*	2,027	55,743
Oilgear Company (The)	*	1,300	19,214
Paragon Technologies, Inc.	*	900	5,535
Pentair, Inc.		5,378	140,850
Robbins & Myers, Inc.		868	26,839
Sauer-Danfoss, Inc.		832	19,951
Semitool, Inc.	*	2,320	23,989
SPX Corporation		3,895	208,149
Standex International Corporation		724	20,185
Tecumseh Products Company Class A	*	1,703	25,903
Tennant Company		1,702	41,427
Terex Corporation	*	5,106	230,893
Timken Company		4,343	129,335
Toro Company		2,170	91,509
TurboChef Technologies, Inc.	*†	994	13,817
Ultratech, Inc.	*	972	12,947
Varian Medical Systems, Inc.	*	6,924	369,672
Watsco, Inc.		1,193	54,890
Willis Lease Finance Corporation	*	1,234	11,402
WJ Communications, Inc.	*	4,940	10,670
Woodward Governor Company		1,794	60,171
			5,578,492
Home Construction, Furnishings & Appliances—1.2%
American Technology Corporation	*†	3,686	14,081
Applica, Inc.	*	1,507	8,123
Bassett Furniture Industries, Inc.		610	9,906
BE Aerospace, Inc.	*	3,694	77,906
Beazer Homes USA, Inc.	†	2,117	82,648
Brookfield Homes Corporation	†	858	24,161
Cavco Industries, Inc.	*	470	14,810
Dominion Homes, Inc.	*†	650	3,946
DTS, Inc.	*	755	15,991
Ethan Allen Interiors, Inc.	†	1,551	53,758
Fossil, Inc.	*	2,864	61,691
Furniture Brands International, Inc.	†	2,392	45,544
Gemstar-TV Guide International, Inc.	*	12,602	41,839
Helen of Troy Ltd.	*†	1,333	23,407
Herman Miller, Inc.		3,686	126,098
Hillenbrand Industries, Inc.		3,107	177,037

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
HNI Corporation †	2,563	$106,570
Kimball International, Inc. Class B	1,500	28,950
Kinetic Concepts, Inc. *	2,885	90,762
Layne Christensen Company *	660	18,856
La-Z-Boy, Inc. †	2,895	40,414
MDC Holdings, Inc. †	1,471	68,328
Meritage Corporation *	1,260	52,429
Movado Group, Inc.	878	22,319
National Presto Industries, Inc.	656	36,257
NVR, Inc. *†	302	161,570
Palm Harbor Homes, Inc. *†	1,182	17,683
Parkervision, Inc. *†	1,053	7,655
Ryland Group, Inc. †	2,332	100,766
Salton, Inc. *†	702	1,615
Sealy Corp.	1,440	18,806
Select Comfort Corporation *†	3,139	68,681
Skyline Corporation	791	30,224
Standard-Pacific Corporation †	3,368	79,148
Steelcase, Inc. Class A	3,092	48,513
Technical Olympic USA, Inc.	1,663	16,347
Tempur-Pedic International, Inc. *†	3,197	54,892
The Rowe Companies *‡	971	334
Toll Brothers, Inc. *†	5,982	167,975
Virco Manufacturing Corporation *	799	3,899
Walter Industries, Inc. †	2,141	91,378
		2,115,317
Household Products—0.3%
Apogee Enterprises, Inc.	1,250	19,013
Charles & Colvard Ltd. †	693	7,886
CSS Industries, Inc.	420	12,482
Ferro Corporation	2,588	46,015
Gentex Corporation †	8,026	114,049
Kronos Worldwide, Inc.	235	6,766
Lazare Kaplan International *	1,140	11,172
Libbey, Inc.	750	8,393
Owens-IIlinois, Inc. *	7,935	122,358
RPM, Inc.	5,763	109,439
Valspar Corporation	5,236	139,278
		596,851
Industrial—Diversified—0.3%
Blyth, Inc.	1,380	33,575
Daktronics, Inc.	2,300	47,587
Lydall, Inc. *	800	7,120
Progressive Gaming International Corp. *†	3,090	25,338
Roper Industries, Inc.	4,680	209,383
Russ Berrie & Company, Inc. *	1,157	17,633
Shuffle Master, Inc. *†	2,025	54,695
Yankee Candle Company, Inc.	2,763	80,873
Zomax, Inc. MN *	4,620	9,425
		485,629
Insurance—5.2%
21st Century Insurance Group	1,500	22,425
Alfa Corporation	2,608	45,040
Alleghany Corporation *	245	70,807
American Financial Group, Inc.	1,807	84,803
American Independence Corporation *	430	4,898
American National Insurance	646	74,871
American Physicians Capital, Inc. *	801	38,752
Amerigroup Corporation *	2,552	75,412
AmerUs Group Company	2,201	149,690
Arch Capital Group Ltd. (Bermuda) *	1,778	$112,885
Argonaut Group, Inc. *	1,948	60,446
Arthur J. Gallagher & Company †	4,820	128,549
Aspen Insurance Holdings, Ltd. (Bermuda)	2,250	58,118
Assurant, Inc. †	6,258	334,240
Assured Guaranty, Ltd. (Bermuda)	2,400	62,232
Axis Capital Holdings, Ltd. (Bermuda)	7,311	253,619
Baldwin & Lyons, Inc. Class B	946	22,912
Bristol West Holdings, Inc.	1,516	22,058
Brown & Brown, Inc.	6,228	190,328
Centene Corporation *	2,702	44,421
Citizens, Inc., TX *	2,504	14,548
Clark, Inc.	1,175	13,242
CNA Financial Corporation *	2,162	77,875
CNA Surety Corporation *	1,486	30,017
Commerce Group, Inc.	3,426	102,951
Conseco, Inc. *	8,350	175,267
Covanta Holding Corporation *	4,610	99,253
Crawford & Company Class B	1,891	12,840
Delphi Financial Group, Inc. Class A	2,472	98,583
Direct General Corp.	1,040	13,998
Donegal Group, Inc. Class B	759	13,685
EMC Insurance Group, Inc.	1,041	30,022
Endurance Specialty Holdings, Ltd. (Bermuda)	3,190	112,479
Erie Indemnity Company Class A	2,414	126,421
Everest Re Group Ltd. (Bermuda)	3,140	306,244
FBL Financial Group, Inc. Class A	1,276	42,708
Fidelity National Financial, Inc.	9,001	374,892
Fidelity National Title Group, Inc.—Class A †	1,345	28,191
First American Corporation	4,190	177,405
FPIC Insurance Group, Inc. *	480	19,013
GAINSCO, INC. *	128	960
Great American Financial Resources, Inc.	807	16,891
Hanover Insurance Group (The), Inc.	2,807	125,276
Harleysville Group, Inc.	1,352	47,306
HCC Insurance Holdings, Inc.	5,845	192,184
Health Net, Inc. *	6,199	269,780
HealthExtras, Inc. *	1,865	52,798
Hilb Rogal & Hobbs Company	2,055	87,646
Horace Mann Educators Corporation	2,001	38,479
Independence Holding Company	963	20,955
Infinity Property & Casualty Corporation	1,280	52,646
IPC Holdings, Ltd. (Bermuda)	2,370	72,095
Kansas City Life Insurance Company	903	41,123
KMG America Corporation *	1,550	11,393
Landamerica Financial Group, Inc. †	1,155	75,987
Leucadia National Corporation	8,840	231,343
Markel Corporation *†	513	210,669
Max Re Capital, Ltd. (Bermuda)	2,200	50,512
Mercury General Corporation	1,239	61,467
Molina Healthcare, Inc. *	530	18,741
Montpelier Re Holdings, Ltd. (Bermuda) †	4,630	89,776
National Financial Partners Corporation	1,846	75,741
Nationwide Financial Services Class A	2,605	125,301
Navigators Group, Inc. *	939	45,081

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Odyssey Re Holdings Corporation	†	1,385	$46,785
Ohio Casualty Corporation		3,516	90,959
Old Republic International Corporation		10,926	242,011
PMI Group, Inc. (The)	†	5,069	222,073
PartnerRe Ltd. (Bermuda)	†	2,680	181,088
Penn Treaty American Corp.	*	1,630	11,964
Philadelphia Consolidated Holding Corporation	*	3,162	125,784
Phoenix Companies, Inc. (The)		5,407	75,698
Platinum Underwriters Holdings Ltd. (Bermuda)		2,862	88,235
PMA Capital Corporation Class A	*	1,826	16,105
Presidential Life Corporation		1,145	25,614
ProAssurance Corporation	*	1,678	82,692
Protective Life Corporation		3,201	146,446
PXRE Group, Ltd. (Bermuda)		6,210	25,585
Radian Group, Inc.		4,444	266,640
Reinsurance Group of America, Inc.		1,541	80,024
RenaissanceRe Holdings, Ltd. (Bermuda)		3,910	217,396
RLI Corporation		1,164	59,120
Safety Insurance Group, Inc.		1,030	50,120
Scottish Re Group, Ltd.		2,970	32,284
SCPIE Holdings, Inc.	*	690	16,243
Selective Insurance Group		1,691	88,964
Stancorp Financial Group, Inc.		3,000	133,890
State Auto Financial Corporation		958	29,267
Stewart Information Services Corporation		879	30,563
Tower Group, Inc.		1,200	40,020
Transatlantic Holdings, Inc.		1,305	78,835
Triad Guaranty, Inc.	*†	692	35,410
United American Healthcare Corporation	*	4,252	24,874
United Fire & Casualty Company		852	26,668
Unitrin, Inc.		2,357	104,109
Universal American Financial Corporation	*	1,872	30,083
USI Holdings Corporation	*	2,330	31,572
WellCare Health Plans, Inc.	*	1,980	112,127
Wesco Financial Corporation		63	27,531
White Mountains Insurance Group Ltd.		430	213,693
WR Berkley Corporation	†	8,740	309,309
Zenith National Insurance Corporation		1,843	73,517
			9,233,588
Lodging—0.9%
Ameristar Casinos, Inc.		1,420	30,828
Aztar Corporation	*	2,020	107,080
Bluegreen Corporation	*	1,800	20,646
Boyd Gaming Corporation		2,619	100,674
Choice Hotels International, Inc.		1,816	74,274
Empire Resorts, Inc.	*	583	4,168
International Leisure Hosts Ltd.	*	1,200	5,880
Isle of Capri Casinos, Inc.	*	1,251	26,346
Las Vegas Sands Corporation	*	5,560	380,026
MGM Mirage, Inc.	*	6,754	266,715
Marcus Corporation		905	20,788
Monarch Casino & Resort, Inc.	*	700	13,573
Morgans Hotel Group Co.	*	900	11,250
Orient-Express Hotels, Ltd. Class A (Bermuda)		2,340	87,469
Station Casinos, Inc.		2,715	157,008
Trump Entertainment Resorts, Inc.	*	1,300	$22,048
Vail Resorts, Inc.	*†	1,491	59,670
Wynn Resorts Ltd.	*†	3,615	245,856
			1,634,299
Media—Broadcasting & Publishing—3.0%
4Kids Entertainment, Inc.	*	646	10,659
Acme Communications, Inc.	*	1,200	6,312
American Greetings Corporation Class A		3,370	77,914
Banta Corporation		1,435	68,306
Beasley Broadcasting Group, Inc. Class A		1,150	8,085
Belo Corporation Class A		4,881	77,169
Cablevision Systems Corporation Class A	*	11,174	253,762
Charter Communications, Inc. Class A	*†	11,237	17,080
Citadel Broadcasting Corporation	†	3,126	29,384
CKX, Inc.	*	2,170	27,017
COX Radio, Inc. Class A	*	1,753	26,909
Crown Media Holdings, Inc.	*†	4,399	19,752
Cumulus Media, Inc. Class A	*	3,854	36,844
DIRECTV Group, Inc. (The)	*	44,005	866,018
EchoStar Communications Corporation Class A	*	10,777	352,839
Emmis Communications Corporation Class A	*	2,035	24,929
Entercom Communications Corporation		1,873	47,200
Entravision Communications Corporation Class A	*	2,853	21,226
Gray Television, Inc.		3,878	24,858
Harte-Hanks, Inc.		2,959	77,970
Hearst-Argyle Television, Inc.		1,654	37,959
IAC/InterActiveCorp	*	12,626	363,124
ION Media Networks, Inc.	*	6,180	5,006
John Wiley & Sons Class A		2,491	89,701
Journal Communications, Inc. Class A		3,220	36,289
Journal Register Company		3,158	17,906
Lee Enterprises, Inc.		1,974	49,824
Liberty Global, Inc.—Class A	*	14,806	381,106
Liberty Global, Inc.—Class C	*	4,615	115,652
Liberty Media Corp. Interactive— Class A	*	36,091	735,535
Liberty Media Corp. Capital—Class A	*	7,218	603,208
LIN TV Corporation Class A	*†	3,979	30,957
Lodgenet Entertainment Corporation	*	1,250	23,600
Martha Stewart Living Omnimedia Class A	†	1,860	33,034
McClatchy Company Class A		2,216	93,493
Media General, Inc. Class A		953	35,947
Mediacom Communications Corporation	*	3,433	24,443
Pac-West Telecomm, Inc.	*	5,563	1,279
Playboy Enterprises, Inc. Class B	*	1,251	11,772
Primedia, Inc.	*	9,053	13,761
Radio One, Inc. Class A	*	4,327	27,000
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		5,247	68,001
Regent Communications, Inc.	*	3,610	13,682
RH Donnelley Corporation		2,635	139,392

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Salem Communications Corporation Class A		850	$9,614
Scholastic Corporation	*	1,425	44,389
Sinclair Broadcast Group, Inc. Class A		2,050	16,093
Spanish Broadcasting System, Inc. Class A	*	4,320	18,878
Speedus Corporation	*	4,207	5,048
Sun-Times Media Group, Inc.—Class A		2,614	17,200
Tivo, Inc.	*†	5,766	43,764
Triple Crown Media, Inc.	*	183	1,332
Washington Post Class B		308	226,996
Worldgate Communications	*†	3,160	4,645
Young Broadcasting, Inc. Class A	*	831	1,911
			5,415,774
Medical Equipment & Supplies—1.3%
Abaxis, Inc.	*†	2,000	46,780
Abiomed, Inc.	*	886	13,104
ADE Corporation	*	968	30,995
Advanced Medical Optics, Inc.	*	3,505	138,623
Aetrium, Inc.	*	614	3,064
Aksys Ltd.		1,005	774
Arrow International, Inc.		1,266	40,271
Avigen, Inc.	*	3,880	20,060
Axsys Technologies, Inc.	*	885	15,045
Bioject Medical Technologies, Inc.	*	4,491	3,907
Biolase Technology, Inc.	*†	3,105	19,406
BioVeris Corporation	*	3,172	29,785
Britesmile, Inc.	*†	1,080	2,700
Bruker BioSciences Corporation	*	4,038	28,306
Cardiac Science Corp.	*	1,600	11,840
Cardiodynamics International Corporation	*	1,872	1,329
Cerus Corporation	*	3,201	17,766
Coherent, Inc.	*	1,868	64,745
Cohu, Inc.		859	15,316
Cooper Companies, Inc.		2,268	121,338
Dade Behring Holdings, Inc.		4,512	181,202
Electro-Sensors, Inc.	*	2,581	10,840
Excel Technology, Inc.	*	562	16,630
Faro Technologies, Inc.	*†	614	11,727
Formfactor, Inc.	*	1,858	78,278
Frequency Electronics, Inc.		822	10,661
HealthTronics Surgical Services, Inc.	*	2,530	15,610
Hologic, Inc.	*†	2,694	117,243
II-VI, Inc.	*	1,404	34,988
Illumina, Inc.	*†	1,950	64,428
Integra LifeSciences Holdings Corporation	*†	1,190	44,601
Intermagnetics General Corporation	*	2,275	61,539
Intest Corporation	*	950	5,453
Intuitive Surgical, Inc.	*†	1,970	207,737
Ixia	*	2,330	20,760
Lifecore Biomedical, Inc.	*	1,730	24,393
Meade Instruments Corporation	*	1,640	3,690
Mechanical Technology, Inc.	*	5,237	9,584
Medwave, Inc.	*	2,500	4,100
Mesa Laboratories, Inc.		1,200	20,580
Microtek Medical Holdings, Inc.	*	4,250	14,875
Molecular Devices Corporation	*	909	16,807
MTS Systems Corporation		893	28,880
Nanogen, Inc.	*	2,280	4,058
Nyer Medical Group, Inc.	*	2,533	$7,016
OI Corporation		1,600	16,000
Orbit International Corporation	*	2,812	19,712
Orthologic Corporation	*	1,517	1,972
OYO Geospace Corporation	*	550	31,213
PSS World Medical, Inc.	*†	3,574	71,444
Palomar Medical Technologies, Inc.	*†	1,117	47,137
Q-Med, Inc.	*	1,635	8,371
Resmed, Inc.	*†	3,514	141,439
Somanetics Corporation	*	662	13,214
Spectranetics Corporation	*	1,446	16,918
Staar Surgical Company	*	2,688	20,214
Synovis Life Technologies, Inc.	*	957	6,957
Theragenics Corporation	*	1,492	4,297
Thermogenesis	*	4,317	16,707
TriPath Imaging, Inc.	*	1,740	15,712
Ventana Medical Systems, Inc.	*	1,826	74,556
Viasys Healthcare, Inc.	*	1,381	37,618
Vivus, Inc.	*	4,800	17,760
White Electronic Designs Corporation	*	2,284	11,351
X-Rite, Inc.		2,441	26,216
Young Innovations, Inc.		677	24,345
Zevex International, Inc.	*	900	8,091
Zygo Corporation	*	967	12,329
			2,284,407
Medical Imaging Services—0.0%
Merge Technologies, Inc.	*	1,470	10,114

Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	8,891

Medical Supplies—1.5%
Align Technology, Inc.	*	2,449	27,870
American Medical Systems Holdings, Inc.	*†	3,920	72,246
American Science & Engineering, Inc.	*†	530	25,716
Analogic Corporation		884	45,367
Angiodynamics, Inc.	*	560	11,598
Aradigm Corp.	*	1,264	2,124
ArthoCare Corporation	*†	1,342	62,886
Aspect Medical Systems, Inc.	*†	680	11,608
Beckman Coulter, Inc.		3,283	188,969
Bio-Rad Laboratories, Inc. Class A	*	1,078	76,247
Biosite, Inc.	*	1,025	47,386
Candela Corporation	*	2,720	29,675
Cantel Medical Corporation	*	600	8,334
Cepheid, Inc.	*	4,050	29,241
Clarient, Inc.	*	3,308	2,713
CNS, Inc.		600	16,938
Conmed Corporation	*	1,363	28,773
Credence Systems Corporation	*	5,181	14,766
Cyberonics, Inc.	*†	956	16,759
Datascope Corporation		557	18,643
Dentsply International, Inc.		7,270	218,900
Depomed, Inc.	*†	2,500	10,200
Dionex Corporation	*	1,031	52,519
DJ Orthopedics, Inc.	*	1,370	56,896
Endologix, Inc.	*	1,350	5,414
ev3, Inc.	*†	2,300	39,123
FEI Company	*†	1,368	28,878
Foxhollow Technologies, Inc.	*†	600	20,514

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Haemonetics Corporation	*	1,508	$70,574
Hanger Orthopedic Group, Inc.	*	3,263	21,471
ICU Medical, Inc.	*	606	27,561
I-Flow Corporation	*	2,590	31,132
Input/Output, Inc.	*†	3,597	35,718
Invacare Corporation		1,874	44,076
IRIS International, Inc.	*	940	10,810
Itron, Inc.	*†	1,266	70,643
Kensey Nash Corporation	*	867	25,377
Kopin Corporation	*	5,031	16,854
Kyphon, Inc.	*	2,084	77,983
LTX Corporation	*	2,405	12,049
MKS Instruments, Inc.	*	2,455	49,861
Matrixx Initiatives, Inc.	*	680	12,940
Medical Action Industries, Inc.	*	1,240	33,344
Mentor Corporation	†	1,961	98,815
Merit Medical Systems, Inc.	*	1,179	16,011
Mine Safety Appliances Company	†	1,445	51,500
Newport Corporation	*	1,615	26,325
Oakley, Inc.		1,411	24,058
Osteotech, Inc.	*	1,499	6,131
Photon Dynamics, Inc.	*	2,009	26,659
PolyMedica Corporation	†	1,350	57,794
Respironics, Inc.	*	4,050	156,371
Sirona Dental Systems, Inc.	†	560	18,441
SonoSite, Inc.	*	930	26,412
Steris Corporation		3,357	80,769
Techne Corporation	*	2,057	104,619
Therma-Wave, Inc.	*	758	902
Thoratec Corporation	*	2,307	36,012
Urologix, Inc.	*	1,050	2,951
Varian, Inc.	*	1,952	89,538
Veeco Instruments, Inc.	*	1,295	26,094
Vital Signs, Inc.		635	35,947
Wright Medical Group, Inc.	*	2,180	52,865
Zoll Medical Corporation	*	1,115	40,017
			2,688,927
Medical—Biomedical—0.0%
Dyax Corporation	*	3,200	10,656
Keryx Biopharmaceuticals, Inc.	*	1,560	18,455
			29,111
Metals—2.5%
AK Steel Holding Corporation	*	5,009	60,809
Aleris International, Inc.	*	1,537	77,680
Alpine Group, Inc.	*	698	1,780
Ameron International Corporation	†	543	36,077
Aptargroup, Inc.		1,565	79,627
Brush Engineered Materials, Inc.	*	1,122	27,904
Carpenter Technology Corporation		1,142	122,776
Century Aluminum Company	*	1,385	46,605
Chaparral Steel Company	*	2,232	76,022
Circor International, Inc.		711	21,721
Cleveland-Cliffs, Inc.		2,200	83,842
Commercial Metals Company		6,540	132,958
Commercial Vehicle Group, Inc.	*	1,280	24,653
Commscope, Inc.	*†	2,613	85,863
Couer D’alene Mines Corporation	*	14,006	65,968
Crane Company		2,830	118,294
Curtiss-Wright Corporation		2,512	76,239
Encore Wire Corporation	*†	810	28,585
General Cable Corporation	*	2,562	97,894
Gibraltar Industries, Inc.		1,868	41,432
Glamis Gold, Ltd. (Canada)	*	8,340	$328,846
Griffon Corporation	*	1,288	30,745
Hecla Mining Company	*†	5,855	33,608
Hubbell, Inc. Class B		2,939	140,778
International Aluminum Corporation		686	25,622
Jacuzzi Brands, Inc.	*	3,955	39,510
Ladish Company, Inc.	*	970	28,014
Lone Star Technologies, Inc.	*	1,688	81,665
Massey Energy Company	†	4,323	90,524
Material Sciences Corp.	*	780	7,769
Matthews International Corporation Class A		1,783	65,632
Maverick Tube Corporation	*†	2,136	138,477
MAXXAM, Inc.	*	857	23,503
Meridian Gold, Inc. (Canada)	*	5,310	132,007
Metal Management, Inc.		1,220	33,965
Mueller Industries, Inc.		1,592	55,991
Mueller Water Products, Inc.-Class A	*†	1,260	18,409
NCI Building Systems, Inc.	*	1,232	71,665
NS Group, Inc.	*	1,303	84,109
Olympic Steel, Inc.		630	15,662
Optical Cable Corporation	*	241	1,241
Precision Castparts Corporation		7,016	443,131
Quanex Corporation		2,061	62,551
Reliance Steel & Aluminum Company		3,368	108,248
Royal Gold, Inc.	†	1,154	31,308
RTI International Metals, Inc.	*†	1,130	49,245
Ryerson Tull, Inc.	†	1,471	32,200
Schnitzer Steel Industries, Inc. Class A		974	30,720
Shaw Group, Inc. (The)	*	3,742	88,461
Shiloh Industries, Inc.	*	1,441	19,425
Simpson Manufacturing Company, Inc.	†	2,036	55,033
Southern Copper Corp.	†	1,957	181,023
Steel Dynamics, Inc.		2,691	135,761
Steel Technologies, Inc.		1,390	27,286
Stillwater Mining Company	*	2,228	18,715
Sturm, Ruger & Company, Inc.	*	2,146	16,610
Taser International, Inc.	*†	4,142	31,728
Texas Industries, Inc.	†	1,116	58,099
Titanium Metals Corporation	*†	3,560	89,997
Tredegar Corporation		1,607	26,901
Valmont Industries, Inc.		1,162	60,715
Watts Water Technologies, Inc. Class A		1,226	38,938
Wheeling-Pittsburgh Corporation	*	860	14,715
Worthington Industries, Inc.		4,120	70,287
			4,445,568
Metals & Mining—0.1%
Oregon Steel Mills, Inc.	*	1,980	96,763

Miscellaneous—0.2%
Alliance One International, Inc.	*	4,200	17,220
Corrections Corporation of America	*	2,955	127,804
Geo Group, Inc. (The)	*	819	34,603
Handleman Company		1,157	8,782
Lenox Group, Inc.	*	1,340	8,107
Pool Corp.		2,836	109,186
Terra Industries, Inc.	*	4,733	36,491
Tractor Supply Company	*†	1,869	90,198
			432,391

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Oil & Gas—7.6%
Abraxas Petroleum Corp.	*	2,400	$7,344
Adams Resources & Energy, Inc.		1,462	50,951
AGL Resources, Inc.		3,796	138,554
Apco Argentina, Inc. (Cayman Islands)		622	53,455
Arena Resources, Inc.	*	1,140	36,617
Atlas America, Inc.	*	1,330	56,764
Atmos Energy Corporation		4,032	115,114
ATP Oil & Gas Corporation	*	1,375	50,793
Atwood Oceanics, Inc.	*	1,662	74,740
Aurora Oil & Gas Corp.		3,600	11,016
Basic Energy Services, Inc.	*	620	15,128
Berry Petroleum Company Class A		2,362	66,514
Bill Barrett Corporation	*†	1,570	38,559
Blue Dolphin Energy Company	*†	3,650	14,199
Boardwalk Pipeline Partners, LP		2,501	66,877
BP Prudhoe Bay Royalty Trust	†	1,205	88,568
Buckeye Partners, LP	†	2,310	100,716
Cabot Oil & Gas Corporation		2,685	128,692
Callon Petroleum Company	*	1,600	21,696
Cano Petroleum, Inc.	*	2,030	8,201
Carrizo Oil & Gas, Inc.	*	1,620	41,780
Cascade Natural Gas Corporation		1,459	38,065
Cheniere Energy, Inc.	*	2,680	79,623
Chesapeake Utilities Corporation		1,039	31,222
Cimarex Energy Company		4,115	144,807
Clayton Williams Energy, Inc.	*	550	16,665
CNX Gas Corporation	*	1,450	33,597
Complete Production Services, Inc.	*	1,550	30,597
Comstock Resources, Inc.	*	2,330	63,260
Contango Oil & Gas Co.	*	1,270	15,024
CREDO Petroleum Corp.	*	700	9,485
Cross Timbers Royalty Trust		776	35,968
Crosstex Energy, Inc.		510	45,681
Dawson Geophysical Company	*	930	27,621
DCP Midstream Partners, LP	†	630	17,640
Delta Natural Gas Company, Inc.		380	9,519
Delta Petroleum Corporation	*†	2,239	50,422
Denbury Resources, Inc.	*	5,866	169,527
Diamond Offshore Drilling, Inc.	†	3,114	225,360
Dorchester Minerals, LP		1,880	48,410
Edge Petroleum Corp.	*	1,670	27,505
Enbridge Energy Partners, LP	†	2,367	110,184
Encore Acquisition Company	*	2,537	61,751
Energen Corporation		3,294	137,920
Energy Partners Ltd.	*†	1,758	43,335
Energy Transfer Equity LP		1,900	55,594
Energy Transfer Partners, LP		3,949	182,957
EnergySouth, Inc.		520	17,550
ENSCO International, Inc.		7,970	349,325
Enterprise Products Partners LP	†	13,740	367,545
Equitable Resources, Inc.		6,074	212,469
EXCO Resources, Inc.	*	3,860	47,903
Exploration Company of Delaware, Inc. (The)	*	1,411	13,503
Forest Oil Corporation	*†	2,458	77,648
Frontier Oil Corporation		5,756	152,994
FX Energy, Inc.	*†	2,797	14,265
Giant Industries, Inc.	*	980	79,576
Global Industries Ltd.	*	4,499	70,004
GlobalSantaFe Corporation		12,555	627,624
Grey Wolf, Inc.	*	10,142	67,749
Hanover Compressor Company	*†	5,487	99,973
Harvest Natural Resources, Inc.	*	1,620	16,767
Headwaters, Inc.	*†	2,476	$57,815
Helix Energy Solutions Group, Inc.	*†	4,313	144,054
Helmerich & Payne, Inc.		4,806	110,682
Holly Corporation		2,496	108,152
Holly Energy Partners, LP	†	670	25,299
Houston Exploration Company	*	1,393	76,824
Hugoton Royalty Trust		2,065	54,413
Kinder Morgan Energy Partners, LP		7,360	322,957
Kinder Morgan Management LLC	*	2,586	109,181
Laclede Group, Inc. (The)		1,025	32,882
Magellan Midstream Partners		3,420	126,198
Mariner Energy, Inc.	*†	3,899	71,625
Markwest Energy Partners, LP		680	33,320
Markwest Hydrocarbon, Inc.		1,182	33,096
McMoRan Exploration Company	*	1,060	18,804
MDU Resources Group, Inc.		8,559	191,208
Meridian Resource Corporation	*	4,340	13,280
Metretek Technologies, Inc.	*†	1,220	14,567
National Fuel Gas Company		3,702	134,568
New Jersey Resources Corporation		1,541	75,971
Newfield Exploration Company	*	6,728	259,297
Newpark Resources, Inc.	*	6,294	33,547
NGAS Resources, Inc. (Canada)	*†	3,300	25,476
Noble Energy, Inc.		9,396	428,364
Northwest Natural Gas Company		1,184	46,508
Oceaneering International, Inc.	*	2,932	90,306
ONEOK Partners, LP	†	2,155	121,219
Oneok, Inc.		5,569	210,453
Pacific Energy Partners, LP	†	1,860	65,472
Parallel Petroleum Corporation	*	2,560	51,354
Parker Drilling Company	*	5,736	40,611
Patterson-UTI Energy, Inc.		9,384	222,964
Penn Virginia Corporation		1,000	63,410
Petrohawk Energy Corporation	*	7,976	82,791
Petroleum Development Corporation	*	1,030	41,087
Petroquest Energy, Inc.	*	2,000	20,860
Piedmont Natural Gas Company	†	3,432	86,864
Pioneer Drilling Co.	*†	2,930	37,621
Pioneer Natural Resources Company		7,192	281,351
Plains All American Pipeline, LP	†	2,930	135,220
Plains Exploration & Production Company	*†	4,315	185,157
Pogo Producing Company		2,978	121,949
Pride International, Inc.	*	8,507	233,262
Quest Resource Corp.	*	1,070	9,502
Questar Corporation		4,476	366,003
Quicksilver Resources, Inc.	*†	2,850	90,915
Range Resources Corporation		7,200	181,728
Resource America, Inc. Class A		787	16,370
Rosetta Resources, Inc.	*	2,500	42,925
RPC, Inc.		1,520	27,846
SEACOR Holdings, Inc.	*	1,134	93,555
SEMCO Energy, Inc.	*	3,180	17,935
South Jersey Industries, Inc.		1,794	53,659
Southern Union Company		5,969	157,641
Southwest Gas Corporation		1,913	63,741
Southwestern Energy Company	*	8,436	251,983
St. Mary Land & Exploration Company	†	2,954	108,441
Stone Energy Corporation	*	1,249	50,560
Sulphco, Inc.	*†	2,300	14,283
Sunoco Logistics Partners, LP	†	970	43,417
Superior Energy Services, Inc.	*	4,230	111,080
Swift Energy Company	*†	1,642	68,668
Syntroleum Corporation	*	2,736	13,105

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
TC Pipelines, LP		800	$24,432
Teppco Partners LP		3,740	138,978
Tesoro Petroleum Corporation		3,383	196,146
Tetra Technologies, Inc.	*	3,522	85,092
Tidewater, Inc.		2,961	130,847
Todco Class A	*†	2,903	100,444
Toreador Resources Corp.	*	550	10,131
Transmeridian Exploration, Inc.	*†	3,800	15,010
Trico Marine Services, Inc.	*	600	20,250
Tri-Valley Corp.	*†	2,100	15,183
UGI Corporation		5,040	123,228
Ultra Petroleum Corporation	*	7,994	384,591
Unit Corporation	*	2,353	108,167
United Heritage Corp.	*	1,060	2,862
VAALCO Energy, Inc.	*	3,610	25,920
Valero, LP	†	2,120	106,000
Vectren Corporation		3,776	101,386
Veritas DGC, Inc.	*	1,790	117,818
W&T Offshore, Inc.		880	25,705
Warren Resources, Inc.	*	3,440	41,899
Wd-40 Company		950	33,887
Western Refining, Inc.		1,110	25,796
WGL Holdings, Inc.		2,286	71,643
W-H Energy Services, Inc.	*	1,748	72,490
Whiting Petroleum Corporation	*†	2,153	86,335
			13,600,548
Pharmaceuticals—4.7%
Aastrom Biosciences, Inc.	*	3,290	3,816
Abraxis BioScience, Inc.		2,057	57,143
Adams Respiratory Therapeutics, Inc.	*	1,390	50,860
Adolor Corporation	*†	2,738	37,976
Advanced Magnetics, Inc.	*	680	23,188
Albany Molecular Research, Inc.	*	1,371	12,833
Alexion Pharmaceuticals, Inc.	*†	1,698	57,698
Alfacell Corporation	*†	2,756	3,776
Alkermes, Inc.	*	4,629	73,370
Allscripts Healthcare Solutions, Inc.	*†	2,300	51,635
Alpharma, Inc. Class A		2,513	58,779
Amylin Pharmaceuticals, Inc.	*†	5,858	258,162
Andrx Corporation	*†	3,666	89,560
Anesiva, Inc.	*	1,779	12,062
Arena Pharmaceuticals, Inc.	*†	2,489	29,818
ArQule, Inc.	*	2,064	8,689
Array BioPharma, Inc.	*	4,170	35,528
Atherogenics, Inc.	*†	2,914	38,377
AVANIR Pharmaceuticals— Class A	*†	1,525	10,553
Avant Immunotherapeutics, Inc.	*	6,670	8,738
AVI BioPharma, Inc.	*†	7,700	27,951
Bentley Pharmaceuticals, Inc.	*	2,011	24,132
BioCryst Pharmaceuticals, Inc.	*†	1,300	16,211
Bioenvision, Inc.	*	2,160	11,902
BioMarin Pharmaceuticals, Inc.	*†	4,270	60,762
Biopure Corporation Class A	*	309	253
BioScrip, Inc.	*	3,476	10,498
Boston Life Sciences, Inc.	*†	724	2,570
Bradley Pharmaceuticals, Inc.	*†	1,581	25,170
Cambrex Corporation		1,258	26,053
Cell Genesys, Inc.	*†	4,053	18,522
Cell Therapeutics, Inc.	*†	3,191	5,457
Cellegy Pharmaceuticals, Inc.	*	1,550	233
Cephalon, Inc.	*†	3,228	199,329
Charles River Laboratories International, Inc.	*	3,886	$168,691
Collagenex Pharmaceuticals, Inc.	*	1,558	20,238
Columbia Laboratories, Inc.	*	1,820	6,297
Connetics Corporation	*	1,619	17,647
Conor Medsystems, Inc.	*†	1,440	33,941
Cubist Pharmaceuticals, Inc.	*†	3,073	66,807
Cypress Bioscience, Inc.	*	4,031	29,426
Cytogen Corporation	*	2,255	5,277
CytRx Corporation	*	4,200	5,376
Dendreon Corporation	*†	2,719	12,154
Digene Corporation	*	1,146	49,450
Discovery Laboratories, Inc.	*†	2,566	5,466
Dov Pharmaceutical, Inc.	*	1,020	918
Durect Corporation	*	2,700	11,070
Emisphere Technologies, Inc.	*†	3,412	28,831
Encysive Pharmaceuticals, Inc.	*†	3,499	15,046
Endo Pharmaceuticals Holdings, Inc.	*	6,536	212,747
EpiCept Corp.	*	481	871
EPIX Pharmaceuticals, Inc.	*	640	2,650
Genaera Corporation	*	4,787	1,915
Genelabs Technologies	*	721	1,175
Genentech, Inc.	*	24,260	2,006,302
Genitope Corporation	*†	2,890	8,439
Genta, Inc.	*	2,971	2,317
Geron Corporation	*	3,060	19,186
GTC Biotherapeutics, Inc.	*	3,988	4,945
GTx, Inc.	*	1,710	15,800
Hana Biosciences, Inc.	*	3,510	24,079
Hemispherx Biopharma, Inc.	*†	4,821	9,015
Henry Schein, Inc.	*†	4,502	225,730
Herbalife, Ltd. (Cayman Islands)	*	2,390	90,533
Heska Corporation	*	4,463	7,542
Hi-Tech Pharmacal Company, Inc.	*	864	10,921
Hollis-Eden Pharmaceuticals	*	3,834	20,282
Human Genome Sciences, Inc.	*†	6,428	74,179
Idexx Laboratories, Inc.	*	1,589	144,821
Idenix Pharmaceuticals, Inc.	*	740	7,178
IDM Pharma, Inc.	*	142	436
ImClone Systems, Inc.	*†	3,874	109,712
Immtech International, Inc.	*†	3,841	18,437
Immucor, Inc.	*	4,138	92,733
ImmunoGen, Inc.	*	1,903	6,737
Indevus Pharmaceuticals, Inc.	*	3,237	19,163
Inspire Pharmaceuticals, Inc.	*	1,860	9,467
InterMune, Inc.	*	1,586	26,042
Introgen Therapeutics, Inc.	*†	2,150	9,675
Inverness Medical Innovations, Inc.	*†	1,571	54,608
Invitrogen Corporation	*†	2,852	180,845
KOS Pharmaceuticals, Inc.	*	1,380	68,200
KV Pharmaceutical Company Class A	*	2,180	51,666
Mannatech, Inc.	†	690	12,227
MannKind Corporation	*†	2,020	38,380
Martek Biosciences Corporation	*†	1,769	38,051
Medarex, Inc.	*	6,332	68,006
Medicines Company	*	2,718	61,318
Medicis Pharmaceutical Corporation Class A	†	2,862	92,586
Medifast, Inc.	*	734	6,371
Meridian Bioscience, Inc.		2,122	49,888
MGI Pharma, Inc.	*	3,804	65,467
Millennium Pharmaceuticals, Inc.	*	16,036	159,558
Myogen, Inc.	*†	1,540	54,023
Nabi Biopharmaceuticals	*	2,736	15,814

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nastech Pharmaceutical Company, Inc.	*†	1,500	$22,890
Natrol, Inc.	*	1,145	1,637
NBTY, Inc.	*	3,365	98,494
Neose Technologies, Inc.	*	5,705	11,296
Neurobiological Technologies	*	3,137	7,466
Neurocrine Biosciences, Inc.	*†	2,039	21,919
NitroMed, Inc.	*	2,250	7,133
Northfield Laboratories, Inc.	*†	1,890	27,140
Novavax, Inc.	*†	4,170	15,804
Noven Pharmaceuticals, Inc.	*†	1,350	32,562
NPS Pharmaceuticals, Inc.	*	3,900	14,859
Nu Skin Enterprises, Inc. Class A		3,019	52,893
Nuvelo, Inc.	*	2,920	53,261
Omnicare, Inc.	†	6,437	277,370
Onyx Pharmaceuticals, Inc.	*†	2,105	36,395
OraSure Technologies, Inc.	*†	1,688	13,572
OSI Pharmaceuticals, Inc.	*†	2,981	111,877
Pain Therapeutics, Inc.	*†	1,319	11,370
Palatin Technologies, Inc.	*	2,104	5,008
Panacos Pharmaceuticals, Inc.	*	2,667	13,228
Par Pharmaceutical Companies, Inc.	*	1,702	31,044
Parexel International Corporation	*	1,844	61,018
PDL BioPharma, Inc.	*†	6,371	122,323
Penwest Pharmaceuticals Company	*†	930	15,485
Peregrine Pharmaceuticals, Inc.	*	9,115	11,576
Perrigo Company		5,083	86,259
Pharmacopeia Drug Discovery, Inc.	*	573	2,172
Pharmacyclics, Inc.	*	1,701	8,267
Pharmion Corporation	*†	900	19,395
Poniard Pharmaceuticals, Inc.	*	396	1,386
Pozen, Inc.	*	3,615	46,489
Praecis Pharmaceuticals, Inc.	*	367	752
Prestige Brands Holdings, Inc.	*	2,900	32,306
Progenics Pharmeceuticals, Inc.	*	1,383	32,445
Quidel Corp.	*	1,200	16,944
Regeneron Pharmaceuticals, Inc.	*	2,632	41,296
Renovis, Inc.	*	1,580	21,741
Rigel Pharmaceuticals, Inc.	*	2,990	30,707
Salix Pharmaceuticals Ltd.	*	2,346	31,812
Sciclone Pharmaceuticals, Inc.	*	4,800	11,136
Sciele Pharma, Inc.	*†	1,614	30,408
SCOLR Pharma, Inc.	*†	2,400	14,400
Sepracor, Inc.	*†	5,756	278,821
SIGA Technologies, Inc.	*	4,650	6,743
SirnaTherapeutics, Inc.	*	4,258	23,717
StemCells, Inc.	*	3,500	7,455
SuperGen, Inc.	*	3,719	17,331
Tanox, Inc.	*	1,721	20,342
Tapestry Pharmaceuticals, Inc.	*	522	1,086
Targeted Genetics Corp.	*	626	1,146
Theravance, Inc.	*	2,510	67,870
Third Wave Technologies, Inc.	*	1,507	6,751
Titan Pharmaceuticals, Inc.	*	4,244	9,337
United Therapeutics Corporation	*	1,264	66,411
USANA Health Sciences, Inc.	*	743	33,130
Valeant Pharmaceuticals International	†	4,744	93,836
Vertex Pharmaceuticals, Inc.	*†	5,706	192,007
Vion Pharmaceuticals, Inc.	*	4,504	4,909
Viropharma, Inc.	*	3,252	39,577
XOMA Ltd.	*	4,977	$9,407
Zymogenetics, Inc.	*	2,343	39,526
			8,453,213
Real Estate—6.1%
Acadia Realty Trust REIT		1,319	33,635
Affordable Residential Communities REIT	*†	1,710	16,570
Agree Realty Corporation REIT		515	16,918
Alderwoods Group, Inc.	*	2,860	56,714
Alexander’s, Inc. REIT	*	162	50,261
Alexandria Real Estate Equities, Inc. REIT		1,163	109,089
AMB Property Corporation REIT		4,360	240,280
American Financial Realty Trust REIT		6,305	70,364
American Land Lease, Inc. REIT		729	17,314
American Mortgage Acceptance Corporation REIT		1,732	31,245
American Real Estate Partners, LP		590	31,211
Annaly Mortgage Management, Inc. REIT	†	8,361	109,864
Anthracite Capital, Inc. REIT		2,180	28,035
Arizona Land Income Corporation REIT Class A		1,050	4,022
Avalonbay Communities, Inc. REIT	†	3,746	451,018
BioMed Realty Trust, Inc. REIT		2,740	83,132
Brandywine Realty Trust REIT		4,486	146,019
BRE Properties Class A		2,563	153,088
Brookfield Properties Co. (Canada)	†	5,740	202,737
BRT Realty Trust REIT		916	25,987
California Coastal Communities, Inc.	*	1,028	21,136
Camden Property Trust REIT		2,734	207,811
Capital Alliance Income Trust Ltd. REIT	*	799	7,750
Capstead Mortgage Corporation REIT		3,310	28,565
CB Richard Ellis Group, Inc. Class A	*	9,600	236,160
CBL & Associates Properties, Inc. REIT		2,928	122,712
Cedar Shopping Centers, Inc. REIT		2,883	46,618
Colonial Properties Trust REIT		2,352	112,449
Consolidated-Tomoka Land Company		280	17,968
Cousins Properties, Inc. REIT		1,838	62,878
Crescent Real Estate EQT Company REIT		4,528	98,756
Developers Diversified Realty Corporation REIT	†	5,644	314,709
Duke Realty Corporation REIT		7,300	272,655
Eastgroup Properties, Inc. REIT		1,308	65,217
Entertainment Properties Trust REIT		1,519	74,917
Equity Inns, Inc. REIT		3,295	52,456
Equity One, Inc. REIT		2,619	62,777
Essex Property Trust, Inc. REIT		1,217	147,744
Extra Space Storage, Inc. REIT		3,140	54,353
Federal Realty Investment Trust REIT		2,671	198,455
FelCor Lodging Trust, Inc. REIT		3,135	62,857
First Industrial Realty Trust, Inc. REIT	†	2,030	89,320
Forest City Enterprises, Inc. Class A		3,478	188,855
General Growth Properties, Inc. REIT		11,730	558,935
Getty Realty Corporation REIT	†	1,418	41,519

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Glenborough Realty Trust, Inc. REIT	1,512	$38,904
Glimcher Realty Trust REIT	2,205	54,640
Grubb and Ellis Company *	2,553	24,688
Health Care Property Investors, Inc. REIT †	6,934	215,301
Health Care REIT, Inc. †	2,615	104,626
Healthcare Realty Trust, Inc. REIT	2,271	87,229
Heritage Property Investment Trust REIT	1,452	52,940
Highwoods Properties, Inc. REIT	2,393	89,044
HMG Courtland Properties REIT *	1,250	15,625
Home Properties, Inc. REIT	1,701	97,229
Hospitality Properties Trust REIT	3,094	146,037
Host Marriott Corporation REIT	26,057	597,487
HRPT Properties Trust REIT	10,403	124,316
IMPAC Mortgage Holdings, Inc. REIT †	3,518	32,964
Innkeepers USA Trust REIT	3,005	48,951
iStar Financial, Inc. REIT	5,882	245,279
Jones Lang Lasalle, Inc.	1,781	152,240
Lexington Corporate Properties Trust REIT †	3,140	66,505
Liberty Property Trust REIT †	4,302	205,593
Mack-Cali Realty Corporation REIT	2,838	147,008
Maguire Properties, Inc. REIT	1,740	70,888
Mid-America Apartment Communities, Inc. REIT	1,300	79,586
Mills Corporation (The) REIT	2,650	44,282
Mission West Properties REIT	1,418	16,179
Monmouth Capital Corporation	2,974	15,762
Monmouth Class A REIT	2,978	23,824
National Health Investors, Inc. REIT	1,198	33,939
Nationwide Health Properties, Inc. REIT	3,112	83,215
New Plan Excel Realty Trust REIT †	4,691	126,892
Newcastle Investment Corporation REIT	2,065	56,602
Novastar Financial, Inc. REIT †	1,611	47,025
Pan Pacific Retail Properties, Inc. REIT	1,910	132,592
Parkway Properties, Inc. REIT	747	34,728
PMC Commercial Trust REIT	2,035	28,490
Post Properties, Inc. REIT	2,048	97,321
RAIT Investment Trust REIT	1,592	45,929
Rayonier, Inc. REIT	3,937	148,819
Realty Income Corporation REIT	4,300	106,253
Redwood Trust, Inc. REIT †	1,229	61,905
Regency Centers Corporation REIT	3,366	231,446
Senior Housing Properties Trust REIT	4,186	89,329
SL Green Realty Corporation REIT †	2,166	241,942
Sovran Self Storage, Inc. REIT †	859	47,717
St. Joe Company (The) †	3,717	203,952
Stewart Enterprises, Inc. Class A	4,116	24,120
Sun Communities, Inc. REIT †	1,061	33,910
Taubman Centers, Inc. REIT	2,574	114,337
Thornburg Mortgage, Inc. REIT	4,899	124,778
Trammell Crow Company *	2,116	77,255
Trizec Properties, Inc. REIT	4,214	121,827
United Dominion Realty Trust, Inc. REIT	7,244	218,769
Ventas, Inc. REIT	5,414	208,656
W.P. Carey & Company LLC	1,593	43,823
Washington REIT †	1,835	$73,033
Weingarten Realty Investors REIT	4,314	185,588
		10,866,394
Restaurants—1.1%
AFC Enterprises, Inc. *†	1,000	14,440
Applebee’s International, Inc.	4,415	94,967
Aramark Corporation Class B	6,224	204,521
Back Yard Burgers, Inc. *	1,698	10,069
Bob Evans Farms, Inc.	2,055	62,225
Brinker International, Inc. †	4,515	181,006
Buffalo Wild Wings, Inc. *†	560	21,420
Burger King Holdings, Inc. *	1,290	20,588
CEC Entertainment, Inc. *	1,994	62,831
CKE Restaurants, Inc.	3,046	50,929
California Pizza Kitchen, Inc. *	970	29,032
CBRL Group, Inc.	2,550	103,097
Cheesecake Factory (The) *†	3,914	106,422
Chipotle Mexican Grill, Inc.—Class A *†	390	19,371
Cosi, Inc. *	3,120	16,723
Domino’s Pizza, Inc. †	1,940	49,761
IHOP Corporation	1,079	50,012
Jack in the Box, Inc. *	1,878	97,994
Krispy Kreme Doughnuts, Inc. *†	2,574	20,849
Landry’s Restaurants, Inc.	1,254	37,808
Lone Star Steakhouse & Saloon, Inc.	1,125	31,241
Luby’s, Inc. *	1,630	16,088
O’Charley’s, Inc. *	1,092	20,715
OSI Restaurant Partners, Inc.	3,710	117,644
Papa John’s International, Inc. *	1,612	58,209
PF Chang’s China Bistro, Inc. *†	1,340	46,511
Rare Hospitality International, Inc. *	2,025	61,884
Red Robin Gourmet Burgers, Inc. *†	693	31,954
Ruby Tuesday, Inc. †	3,477	98,017
Ryan’s Restaurant Group, Inc. *	1,918	30,439
Sonic Corporation *	4,555	102,989
Steak N Shake Company (The) *	2,198	37,124
Texas Roadhouse, Inc. Class A *	2,820	34,630
Triarc Companies Class B	2,886	43,636
		1,985,146
Retail—Apparel—0.0%
dELIA*s, Inc. *	2,555	19,674

Retailers—2.3%
1-800-FLOWERS.COM, Inc. *	2,113	11,114
99 Cents Only Stores *	2,727	32,260
AC Moore Arts & Crafts, Inc. *†	877	16,689
Advance Auto Parts, Inc.	5,595	184,299
Alloy, Inc. *	462	5,456
BJ’s Wholesale Club, Inc. *	3,379	98,599
Barnes & Noble, Inc.	2,855	108,319
Bell Microproducts, Inc. *	1,576	8,179
Big 5 Sporting Goods Corporation	1,072	24,442
Blair Corporation	306	7,895
Bluefly, Inc. *	2,341	2,318
Bombay Company, Inc. (The) *	2,630	3,603
Borders Group, Inc.	3,582	73,073
Build-A-Bear Workshop, Inc. *†	380	8,653
CSK Auto Corporation *	1,990	28,059
Cabela’s, Inc. Class A *†	2,190	47,589
Casey’s General Stores, Inc.	2,409	53,648
Cash America International, Inc.	1,841	71,946
Central Garden & Pet Company *	965	46,571
Coldwater Creek, Inc. *	2,863	82,340

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cost Plus, Inc.	*†	1,015	$12,150
Design Within Reach, Inc.	*†	1,210	7,357
Dick’s Sporting Goods, Inc.	*	1,632	74,289
Dollar Tree Stores, Inc.	*	5,591	173,097
Drugstore.Com, Inc.	*	3,800	13,110
Ezcorp, Inc.	*	1,000	38,680
Fastenal Company		7,418	286,112
Foot Locker, Inc.		8,181	206,570
Forward Industries, Inc.-N Y	*†	630	3,226
Fred’s, Inc.	†	1,781	22,476
GameStop Corp.—Class A	*†	2,314	107,092
GameStop Corp.—Class B	*	1,034	46,230
GSI Commerce, Inc.	*†	1,470	21,815
Guitar Center, Inc.	*	1,300	58,084
Hancock Fabrics, Inc.	*	1,321	3,791
Haverty Furniture Companies, Inc.		1,111	17,720
Hibbett Sporting Goods, Inc.	*	1,926	50,423
Jo-Ann Stores, Inc.	*	1,266	21,168
Kenneth Cole Productions, Inc. Class A		956	23,298
Kirkland’s, Inc.	*	833	4,073
Longs Drug Stores Corporation		1,508	69,383
MarineMax, Inc.	*†	800	20,360
Marvel Entertainment, Inc.	*†	4,501	108,654
Men’s Wearhouse, Inc.		2,347	87,332
Michaels Stores, Inc.		7,098	309,047
Movie Gallery, Inc.	*†	1,396	2,736
MSC Industrial Direct Company Class A		2,332	95,006
Nitches, Inc.	*	2,850	13,737
O’Reilly Automotive, Inc.	*	5,604	186,109
Overstock.com, Inc.	*†	771	13,516
PC Connection, Inc.	*	855	9,875
Petco Animal Supplies, Inc.	*	2,997	85,834
Petsmart, Inc.		7,244	201,021
Pier 1 Imports, Inc.	†	3,763	27,921
Priceline.com, Inc.	*†	1,549	56,988
Restoration Hardware, Inc.	*	2,795	24,233
Retail Ventures, Inc.	*†	1,372	21,143
Rite Aid Corporation	*	25,793	117,100
Saks, Inc.		6,702	115,811
Samsonite Corporation	*	1,134	1,168
School Specialty, Inc.	*†	1,184	41,783
Sharper Image Corporation	*†	649	6,685
Stamps.com, Inc.	*	1,050	20,013
Stein Mart, Inc.		1,591	24,199
Stride Rite Corporation		2,389	33,350
Systemax, Inc.	*	1,358	21,755
Trans World Entertainment Corporation	*	1,932	11,708
Tuesday Morning Corporation		1,816	25,206
Tweeter Home Entertainment Group, Inc.	*	1,129	5,148
Valuevision Media, Inc. Class A	*	1,742	20,190
Williams-Sonoma, Inc.	†	4,938	159,942
Zale Corporation	*	3,140	87,104
			4,129,870
Retirement/Aged Care—0.0%
Brookdale Senior Living, Inc.		1,700	78,914

Telecom Equipment Fiber Optics—0.0%
Essex Corp.	*	900	15,660

Telecommunications—0.2%
FiberTower Corp.	*†	1,550	$14,648
NTL, Inc.		13,710	348,645
Superior Telecom, Inc.	*‡d	2,014	—
			363,293
Telephone Systems—1.5%
Adtran, Inc.		3,507	83,607
Alaska Communications Systems Group, Inc.		2,850	37,820
Audiovox Corporation Class A	*	1,218	16,955
Brightpoint, Inc.	*†	3,031	43,101
C2 Global Technologies, Inc.	*	678	373
Centennial Communications Corporation		1,166	6,215
Cincinnati Bell, Inc.	*	12,616	60,809
Commonwealth Telephone Enterprises, Inc.		1,807	74,503
Covad Communications Group, Inc.	*	13,041	19,431
D&E Communications, Inc.		1,712	21,588
Deltathree, Inc.	*	2,553	4,340
Dobson Communications Corporation Class A	*	8,796	61,748
Equinix, Inc.	*†	1,343	80,714
General Communication Class A	*	2,517	31,186
Global Crossing, Ltd. (Bermuda)	*	1,360	27,880
Global Payments, Inc.		4,120	181,321
Goamerica, Inc.	*	24	79
Hickory Tech Corporation		652	4,564
IDT Corporation	*	679	9,601
IDT Corporation Class B	*†	2,900	41,818
Iowa Telecommunications Services, Inc.		2,510	49,673
iPCS, Inc.	*	570	30,524
j2 Global Communications, Inc.	*†	2,554	69,392
LCC International, Inc. Class A	*	1,000	3,650
Leap Wireless International, Inc.	*	2,250	109,103
Level 3 Communications, Inc.	*†	44,348	237,262
Lightbridge, Inc.	*	1,288	15,095
Mastec, Inc.	*	2,049	22,682
NeuStar, Inc. Class A	*	3,490	96,848
NII Holdings, Inc. Class B	*	7,140	443,822
North Pittsburgh Systems, Inc.		1,480	37,252
Novatel Wireless, Inc.	*	2,949	28,399
NTELOS Holdings Corp.	*	1,200	15,324
Primus Telecommunications GP	*	4,516	2,213
RCN Corporation	*†	2,170	61,411
Redback Networks, Inc.	*	3,769	52,314
Rural Cellular Corporation Class A	*	1,266	12,192
SAVVIS, Inc.	*	408	11,628
SunCom Wireless Holdings, Inc.,—Class A	*	2,699	2,591
SureWest Communications		1,674	32,593
Talk America Holdings, Inc.	*†	4,198	39,881
Telecommunication Systems, Inc.	*†	1,200	3,228
Telephone & Data Systems, Inc.		2,898	122,006
Telephone & Data Systems, Inc.		2,448	100,001
Time Warner Telecom, Inc. Class A	*	5,281	100,392
US Cellular Corporation	*	921	54,984
West Corporation	*	1,535	74,141
Wireless Facilities, Inc.	*	2,399	5,134
			2,641,388

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Textiles, Clothing & Fabrics—0.9%
Albany International Corporation Class A		1,437	$45,725
Brown Shoe Company, Inc.		1,194	42,793
Columbia Sportswear Company	*†	1,053	58,789
CROCS, Inc.	*†	1,780	60,431
Culp, Inc.	*	888	4,928
Deckers Outdoor Corporation	*	450	21,294
Genesco, Inc.	*	1,421	48,982
Guess ?, Inc.	*†	1,575	76,435
Gymboree Corporation	*	1,400	59,052
Hanesbrands, Inc.	*	3,200	72,032
Iconix Brand Group, Inc.	*	1,710	27,531
Interface, Inc. Class A	*	3,470	44,694
Kellwood Company		1,171	33,760
K-Swiss, Inc. Class A		1,026	30,842
Mohawk Industries, Inc.	*†	2,811	209,279
Mossimo, Inc.	*	2,807	22,035
Mothers Work, Inc.	*	600	28,872
Oxford Industries, Inc.		956	41,022
Phillips-Van Heusen Corporation	†	2,257	94,275
Polo Ralph Lauren Corporation		3,063	198,145
Quaker Fabric Corporation	*	2,550	2,856
Quiksilver, Inc.	*†	6,280	76,302
Skechers U.S.A., Inc. Class A	*	1,680	39,497
Sport-Haley, Inc.		1,043	4,928
Steven Madden Ltd.		1,593	62,509
Tag-It Pacific, Inc.	*	1,335	1,282
Tarrant Apparel Group	*	1,107	1,528
Timberland Company Class A	*	3,212	92,409
Warnaco Group, Inc. (The)	*	2,200	42,548
Wolverine World Wide, Inc.		3,299	93,395
			1,638,170
Transportation—2.5%
Alexander & Baldwin, Inc.	†	2,196	97,437
American Commercial Lines, Inc.	*†	1,640	97,498
Arctic Cat, Inc.		1,738	28,851
Arkansas Best Corporation		1,383	59,510
Arlington Tankers Ltd. (Bermuda)		760	17,146
Celadon Group, Inc.	*	1,012	16,840
CH Robinson Worldwide, Inc.		8,872	395,514
Con-way, Inc.		2,760	123,703
Dynamex, Inc.	*	760	15,770
Excel Maritime Carriers, Ltd. (Liberia)	*	1,400	16,590
Expedia, Inc.	*	13,936	218,516
Expeditors International Washington, Inc.		11,074	493,679
Fleetwood Enterprises, Inc.	*	4,000	26,920
Florida East Coast Industries	†	1,093	62,388
Forward Air Corporation		1,912	63,268
Freightcar America, Inc.	†	600	31,800
GATX Corporation		2,367	97,923
General Maritime Corporation		1,847	67,563
Genesee & Wyoming, Inc. Class A	*	2,371	55,055
Gulfmark Offshore, Inc.	*	1,000	31,840
Heartland Express, Inc.		4,221	66,185
Hornbeck Offshore Services, Inc.	*	1,340	44,890
HUB Group, Inc. Class A	*	2,580	58,772
JB Hunt Transport Services, Inc.		6,334	131,557
Kansas City Southern	*†	3,954	107,984
Kirby Corporation	*	2,358	73,876
K-Sea Transportation Partners, LP		470	16,004
Laidlaw International, Inc.		5,580	152,501
Landstar System, Inc.	†	3,156	$134,761
Maritrans, Inc.		1,140	41,724
Martin Midstream Partners, LP		1,200	39,600
Old Dominion Freight Line, Inc.	*	1,783	53,543
OMI Corporation		4,585	99,540
Overseas Shipholding Group		1,338	82,648
P.A.M. Transportation Services, Inc.	*	1,139	28,543
Pacer International, Inc.		2,275	63,154
Polaris Industries, Inc.		2,090	86,004
Quality Distribution, Inc.	*	914	13,454
RailAmerica, Inc.	*	2,807	30,652
Royal Caribbean Cruises Ltd.		6,770	262,744
Rural/Metro Corporation	*	1,600	13,968
Saia, Inc.	*	902	29,405
Ship Finance International Ltd. (Bermuda)		1,800	35,820
Sirva, Inc.	*	1,337	3,556
Swift Transportation Company, Inc.	*	3,009	71,373
Teekay Shipping Corporation (Bahama Islands)		2,350	96,609
Thor Industries, Inc.	†	2,026	83,410
Trinity Industries, Inc.		4,071	130,964
UTI Worldwide, Inc. (Luxembourg)		3,280	91,742
US Shipping Partners, LP		680	13,097
Wabtec Corporation		2,487	67,472
Werner Enterprises, Inc.		2,916	54,558
West Marine, Inc.	*†	803	11,242
YRC Worldwide, Inc.	*	2,928	108,453
			4,417,616
Water Companies—0.2%
American States Water Company		920	35,190
Aqua America, Inc.	†	7,059	154,874
California Water Service Group		965	35,637
Connecticut Water Service, Inc.		500	11,040
Middlesex Water Company		550	10,577
Pico Holdings, Inc.	*	970	31,574
SJW Corporation		1,012	30,269
Southwest Water Company	†	2,215	27,089
			336,250
Webhosting/Design—0.0%
Terremark Worldwide, Inc.	*	3,200	17,760
Verso Technologies, Inc.	*	1,619	1,473
			19,233
Wire & Cable Products—0.0%
Insteel Industries, Inc.		1,400	27,818

Wireless Equipment—Communications—0.0%
Terabeam, Inc.	*	2,197	5,163
TOTAL COMMON STOCKS
(Cost $124,726,293)			174,292,442

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.850%	12/07/2006	**
(Cost $178,353)			$180,000	178,354

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	$—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corp. Warrants, Expires 08/11/2008	‡d	200	—
(Cost $0)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—18.9%
Bank & Certificate Deposits/Offshore Time Deposits—18.2%
Abbey National PLC
5.270%	10/03/2006	††	$694,127	694,127
Abbey National PLC
5.270%	10/04/2006	††	694,127	694,127
Bank Of Montreal
5.280%	10/16/2006	††	555,302	555,302
Bank Of Nova Scotia
5.280%	10/11/2006	††	694,127	694,127
Barclays
5.310%	10/20/2006	††	694,127	694,127
Barclays
5.305%	11/21/2006	††	694,127	694,127
Barton Capital LLC
5.267%	10/06/2006	††	694,127	694,127
BNP Paribas
5.260%	10/05/2006	††	694,127	694,127
Branch Banker &Trust
5.270%	10/10/2006	††	694,127	694,127
CAFCO Funding LLC
5.289%	11/17/2006	††	277,650	277,650
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	1,388,252	1,388,252
Charta LLC
5.314%	11/01/2006	††	277,650	277,650
CIESCO Domestic
5.290%	11/16/2006	††	277,650	277,650
Clipper Receivables Corp
5.283%	10/19/2006	††	416,476	416,476
Commonwealth Bank of Australia
5.275%	10/23/2006	††	535,865	535,865
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	694,126	694,126
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	555,301	555,301
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	694,126	694,126
Fairway Finance
5.292%	10/24/2006	††	555,301	555,301
Fairway Finance
5.274%	10/03/2006	††	277,650	277,650
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	277,650	277,650
Fortis Bank
5.300%	11/20/2006	††	277,650	277,650
Fortis Bank
5.280%	10/19/2006	††	832,951	832,951
General Electric Capital Corporation
5.285%	11/03/2006	††	555,301	555,301

Coupon Rate	Maturity Date		Face	Value
Harris NA
5.280%	11/22/2006	††	$694,126	$694,126
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	555,301	555,301
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	277,650	277,650
Liberty Street
5.282%	10/13/2006	††	277,650	277,650
Lloyds TSB Bank
5.270%	10/02/2006	††	832,951	832,951
Merrill Lynch & Co
5.365%	10/02/2006	††	1,136,163	1,136,163
Morgan Stanley & Co
5.365%	10/02/2006	††	3,887,106	3,887,106
National Australia Bank
5.360%	10/02/2006	††	1,110,602	1,110,602
Paradigm Funding LLC
5.287%	10/10/2006	††	277,650	277,650
Park Avenue Receivables Corp
5.283%	10/26/2006	††	277,650	277,650
Park Avenue Receivables Corp
5.281%	10/03/2006	††	277,650	277,650
Royal Bank of Canada
5.300%	10/27/2006	††	694,126	694,126
Royal Bank of Canada
5.300%	11/17/2006	††	277,650	277,650
Royal Bank of Scotland
5.300%	10/27/2006	††	694,126	694,126
Sheffiled Receivables Corp
5.285%	10/18/2006	††	277,650	277,650
Societe Generale
5.300%	10/23/2006	††	999,542	999,542
Societe Generale
5.280%	11/01/2006	††	1,110,602	1,110,602
Svenska Handlesbanken
5.350%	10/02/2006	††	1,121,897	1,121,897
Three Pillars Funding LLC
5.284%	10/02/2006	††	277,650	277,650
Toronto Dominion Bank
5.265%	10/12/2006	††	694,126	694,126
UBS AG
5.305%	10/02/2006	††	694,126	694,126
UBS AG
5.300%	10/27/2006	††	694,126	694,126
Variable Funding Capital Co
5.265%	10/02/2006	††	412,629	412,629
Wells Fargo
5.270%	10/17/2006	††	694,126	694,126
Yorktown Capital LLC
5.287%	10/18/2006	††	277,650	277,650
				32,526,442
Floating Rate Instruments/Master Notes—0.7%
Bank of America
5.310%	07/10/2007	††	694,126	694,126
Bank of America
5.270%	11/10/2006	††	555,301	555,301
				1,249,427
TOTAL CASH EQUIVALENTS
(Cost $33,775,869)				33,775,869

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Face	Value

REPURCHASE AGREEMENTS—1.8%
IBT Repurchase Agreement dated 09/29/2006 due 10/02/2006 with a maturity value of $3,216,764 and an effective yield of 4.65% collaterialized by a U.S. Government Agency Obligation with a rate of 9.0%, maturity date of 07/25/2014 and a market value of $3,376,294.	$3,215,518	$3,215,518
TOTAL INVESTMENTS—118.5%
(Cost $161,896,033)		211,462,183
Other assets less liabilities—(18.5%)		(33,078,026)
NET ASSETS—100.0%		$178,384,157

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

d	Security has no market value at 09/30/2006.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—92.6%
Australia—4.8%
ABC Learning Centres Ltd.	3,700	$17,290
Alinta Ltd.	2,743	23,330
Alumina Ltd.	11,019	50,750
Amcor Ltd.	9,476	52,580
AMP Ltd.	18,728	124,972
Ansell Ltd.	1,154	9,122
APN News & Media, Ltd.	3,565	13,506
Aristocrat Leisure Ltd.	3,724	39,158
Australia & New Zealand Banking Group Ltd.	19,017	380,816
Australian Gas Light Company Ltd.	4,722	75,656
Australian Stock Exchange Ltd.	1,427	34,588
AXA Asia Pacific Holdings Ltd.	8,327	40,402
Babcock & Brown Ltd.	1,210	18,190
BHP Billiton Ltd.	36,285	689,175
BHP Steel Ltd.	6,292	30,430
Billabong International, Ltd.	1,530	16,728
Boral Ltd.	5,594	30,183
Brambles Industries Ltd.	11,353	108,031
Caltex Australia Ltd.	1,090	19,454
Centro Properties Group	8,537	51,272
Challenger Financial Services Group, Ltd.	5,236	13,556
Coca-Cola Amatil Ltd.	4,581	22,872
Cochlear Ltd.	439	17,339
Coles Myer Ltd.	12,928	138,834
Commonwealth Bank of Australia	13,394	457,296
Commonwealth Property Office Fund	28,508	30,007
Computershare Ltd.	3,876	22,289
CSL Ltd.	1,903	76,560
CSR Ltd.	7,472	16,610
DB RREEF Trust	34,466	41,168
DCA Group Ltd.	5,704	14,600
Downer EDI Ltd.	2,720	12,171
Foster’s Group Ltd.	18,979	91,173
Futuris Corporation Ltd.	5,023	7,601
Gandel Retail Trust	24,195	36,472
General Property Trust	19,543	68,544
Goodman Fielder Ltd.	12,355	19,925
Harvey Norman Holdings Ltd.	4,015	10,599
Iluka Resources Ltd.	1,488	7,886
ING Industrial Fund	16,122	28,409
Insurance Australia Group Ltd.	15,096	59,466
Investa Property Group	18,616	34,167
John Fairfax Holdings Ltd.	9,779	30,824
Leighton Holdings Ltd.	1,184	17,085
Lend Lease Corporation Ltd.	3,584	42,811
Lion Nathan Ltd.	2,567	15,516
Macquarie Airports	7,384	16,916
Macquarie Bank Ltd.	2,437	125,896
Macquarie Communications Infrastructure Group	3,831	17,721
Macquarie Goodman Group	14,382	69,889
Macquarie Infrastructure Group	25,036	59,797
Macquarie Office Trust NPV	18,400	20,503
Mayne Group Ltd.	4,793	12,206
Mayne Pharma Ltd.	4,793	15,362
Meinl European Land Ltd. *	1,400	30,517
Mirvac Group	12,567	44,425
Multiplex Group	5,365	14,087
National Australia Bank Ltd.	16,654	455,797
Newcrest Mining Ltd.	4,108	68,779
OneSteel Ltd.	7,510	23,554
Orica Ltd.	3,258	54,614
Origin Energy Ltd.	7,198	$35,781
Pacific Brands Ltd.	4,298	8,114
Paladin Resources Ltd. *	5,044	17,867
PaperlinX Ltd.	3,665	10,529
Perpetual Trustees Australia Ltd.	532	29,012
Publishing & Broadcasting Ltd.	2,360	32,803
QBE Insurance Group Ltd.	8,421	153,907
Qantas Airways Ltd.	6,946	20,288
Rinker Group Ltd.	10,115	104,310
Rio Tinto Ltd.	2,811	146,854
Santos Ltd.	7,219	60,192
Sonic Healthcare Ltd.	2,772	27,275
Stockland	12,524	69,177
Suncorp-Metway Ltd.	5,228	85,608
Sydney Roads Group *	8,345	6,917
Tabcorp Holdings Ltd.	6,088	71,091
Telstra Corporation Ltd.	22,022	60,919
Toll Holdings Ltd.	5,491	63,022
Transurban Group	8,356	45,527
UNiTAB Ltd. ‡	1,454	16,831
Wesfarmers Ltd.	3,588	93,561
Westfield Group	15,862	222,729
Westpac Banking Corporation	19,033	322,523
Woodside Petroleum Ltd.	4,917	144,027
Woolworths Ltd.	11,552	174,686
WorleyParsons Ltd.	1,591	19,980
Zinifex Ltd.	5,122	44,844
		6,277,850
Austria—0.5%
Andritz AG	121	18,522
BetandWin.com Interactive Entertainment AG *	266	7,010
Boehler-Uddeholm	576	32,448
Erste Bank der Oesterreichischen Sparkassen AG	2,025	126,075
Flughafen Wien AG	67	5,555
IMMOFINANZ Immobilien Anlagen AG *	4,701	56,718
IMMOFINANZ Immobilien Anlagen AG *	2,964	36,065
Mayr-Melnhof Karton AG	31	5,327
OMV AG	1,550	80,435
Raiffeisen International Bank Holding AG	400	42,664
RHI AG *	126	4,932
Telekom Austria AG	3,633	91,691
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A	1,510	73,108
Voestalpine AG	924	38,228
Wiener Staedtische Allgemeine Versicherung AG	300	18,838
Wienerberger AG	783	37,025
		674,641
Belgium—1.1%
Agfa Gevaert NV	895	21,229
Barco NV	80	7,326
Bekaert SA	118	11,613
Belgacom SA	1,934	75,452
Cofinimmo	88	16,691
Colruyt SA	180	30,751
Compagnie Maritime Belge SA	135	4,605
Delhaize Group	782	65,743
Dexia	5,543	143,647
D’ieteren NV	21	7,013
Euronav SA Private Equity	162	5,255

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Fortis	12,177	$494,341
Groupe Bruxelles Lambert SA	773	82,513
Interbrew	2,088	115,092
KBC Bancassurance Holding	1,953	205,737
Mobistar SA	449	37,216
Omega Pharma SA	155	8,932
Solvay SA	601	77,792
UCB SA †	841	53,500
Umicore	257	38,016
		1,502,464
Bermuda—0.1%
Cheung Kong Infrastructure Holdings Ltd.	5,000	15,291
Frontline Ltd.	465	17,837
Kerry Properties Ltd.	4,000	14,626
Noble Group Ltd.	26,000	17,001
Orient Overseas International Ltd.	2,200	8,944
SeaDrill Ltd. *	2,200	29,152
Yue Yuen Industrial Holdings	3,500	10,864
		113,715
Cayman Islands—0.1%
ASM Pacific Technology Ltd.	5,000	26,241
Foxconn International Holdings Ltd. *	24,000	73,810
Hutchison Telecommunications International Ltd. *	28,000	49,544
		149,595
Denmark—0.7%
A/S Dampskibsselskabet Torm	250	12,942
AP Moller-Maersk A/S	12	102,784
Bang & Olufsen A/S Class B	79	8,484
Codan A/S	175	12,428
Coloplast A/S Class B	274	22,028
Danisco A/S	452	36,705
Danske Bank A/S	4,197	165,082
DSV DE Sammenslut Vogn A/S	231	40,383
FLS Industries AS Class B	499	23,132
GN Store Nord	2,031	31,095
H. Lundbeck A/S	507	11,825
Jyske Bank *	625	36,013
NKT Holding A/S	179	13,536
Novo Nordisk A/S Class B	2,519	187,566
Novozymes A/S Class B	493	37,605
Ostasiatiske Kompagni	186	8,736
Sydbank A/S	700	25,791
Topdanmark A/S *	178	24,603
TrygVesta AS	350	20,863
Vestas Wind Systems A/S *†	1,966	52,406
William Demant Holding *	208	15,968
		889,975
Finland—1.4%
Amer Group	569	12,778
Cargotec Corp.	332	14,049
Elisa Oyj Class A	1,951	43,036
Fortum Oyj	4,690	125,092
KCI Konecranes Oyj	396	7,509
Kesko Oyj Class B	722	30,370
Kone Oyj	664	32,209
Metso Oyj	1,226	45,154
Neste Oil Oyj	1,122	32,744
Nokia Oyj	43,268	852,967
Nokian Renkaat Oyj	850	$15,286
OKO Bank Class A	1,100	17,533
Orion Oyj *	1,592	30,304
Outokumpu Oyj	1,269	32,395
Rautaruukki Oyj	940	26,984
Sampo Oyj	4,349	90,618
SanomaWSOY Oyj Class B	750	19,230
Stora Enso Oyj Class R	7,246	109,684
Tietoenator Oyj	743	21,849
UPM-Kymmene Oyj	5,670	134,517
Uponor Oyj	478	12,926
Wartsila Oyj Class B	877	35,581
YIT Oyj	1,800	41,720
		1,784,535
France—8.8%
Accor SA	2,038	138,811
Air France	924	27,824
Air Liquide	1,278	260,886
Alcatel SA	14,350	175,140
Alstom *	1,236	111,835
Atos Origin *	586	32,250
AXA	17,290	637,597
BNP Paribas	8,625	927,585
Bouygues SA	1,926	102,924
Business Objects SA *	1,011	34,340
Cap Gemini SA	1,271	67,319
Carrefour SA	6,227	393,278
Casino Guichard Perrachon SA	378	30,439
Cie de Saint-Gobain	3,318	240,730
Cie Generale D’Optique Essilor International SA	1,018	104,270
CNP Assurances	435	42,184
Credit Agricole SA	6,349	278,584
Dassault Systemes SA	456	25,618
France Telecom SA	17,570	404,404
Gaz de France †	2,030	80,799
Gecina SA	146	19,491
Groupe Danone	2,472	346,944
Hermes International	747	69,062
Imerys SA	256	21,423
Klepierre	330	49,433
LVMH Moet Hennessy Louis Vuitton SA	2,575	265,029
Lafarge SA	1,618	208,876
Lagardere S.C.A.	1,132	81,627
L’Oreal SA	2,895	293,905
M6-Metropole Television	680	20,894
Michelin (C.G.D.E.) Class B	1,502	110,137
Neopost SA	339	40,535
PagesJaunes SA	1,314	37,371
Pernod-Ricard SA	824	171,520
Peugeot SA	1,546	87,228
Pinault-Printemps-Redoute SA	764	113,291
Publicis Groupe	1,500	59,125
Renault SA	1,971	225,930
Safran SA	1,737	35,111
Sanofi-Aventis	140	12,479
Sanofi-Synthelabo SA	10,417	926,812
Schneider Electric SA	2,401	267,598
SCOR	6,640	16,138
Societe BIC SA	239	14,874
Societe Des Autoroutes Paris-Rhin-Rhone	300	22,372
Societe Generale Class A	3,604	573,003
Societe Television Francaise 1 †	1,527	48,847
Sodexho Alliance SA	910	50,384
Suez SA *	880	11

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Suez SA	10,568	$464,684
Technip SA	954	54,401
Thales SA	965	42,810
Thomson	2,856	44,969
Total SA	22,970	1,507,737
Unibail	458	96,311
Valeo SA	731	26,045
Vallourec SA	434	101,249
Veolia Environment	3,236	195,142
Vinci SA	2,097	233,305
Vivendi Universal SA	11,988	432,062
Zodiac SA	343	20,350
		11,525,332
Germany—6.3%
Adidas-Salomon AG	2,024	95,192
Allianz AG	4,220	729,255
Altana AG	900	49,658
BASF AG	5,336	426,970
Bayer AG	7,547	384,697
Beiersdorf AG	525	27,946
Bilfinger Berger AG	370	21,915
Carlsberg AS Class B	270	22,708
Celesio AG	958	49,941
Commerzbank AG	6,485	218,118
Continental AG	1,400	162,187
DaimlerChrysler AG	9,474	472,773
Deutsche Bank AG	5,348	643,646
Deutsche Boerse AG	1,045	156,946
Deutsche Lufthansa AG	2,194	46,416
Deutsche Post AG	7,424	194,913
Deutsche Postbank AG	707	53,640
Deutsche Telekom AG	28,448	451,964
Douglas Holding AG	278	13,017
Fresenius Medical Care AG	612	79,387
Heidelberger Druckmaschinen	500	20,592
Hochtief AG	500	31,295
Hypo Real Estate Holding	1,293	80,664
Infineon Technologies AG *	7,908	93,699
IVG Immobilien AG	800	28,918
KarstadtQuelle AG *†	380	9,019
Linde AG	1,222	115,081
MAN AG	1,329	112,334
Merck AG	535	56,696
Metro AG	1,377	80,429
MLP AG	575	12,857
Muenchener Rueckversicherungs AG	2,045	322,958
Premiere AG *	870	11,612
Puma AG Rudolf Dassler Sport	131	44,675
Rheinmetall AG	390	28,349
RWE AG	4,641	427,836
Salzgitter AG	432	40,538
SAP AG	2,301	455,932
Siemens AG	8,798	766,103
Solarworld AG †	380	20,829
Suedzucker AG	694	17,129
ThyssenKrupp AG	3,908	131,368
TUI AG †	2,646	54,637
E.ON AG	6,473	768,203
Volkswagen AG	1,842	156,861
Wincor Nixdorf AG	150	21,810
		8,211,713
Gibraltar—0.0%
PartyGaming PLC	10,700	21,387
Greece—0.5%
Alpha Bank AE	3,694	$98,660
Coca Cola Hellenic Bottling Company SA	940	32,375
Cosmote Mobile Communications SA	860	20,647
EFG Eurobank Ergasias SA	2,394	73,372
Folli-Follie SA	100	2,905
Germanos SA	420	10,018
Hellenic Petroleum SA	890	10,661
Hellenic Technodomiki Tev SA	480	4,700
Hellenic Telecommunications Organization SA *	3,314	81,189
Intracom SA *	500	3,193
National Bank of Greece SA	3,949	170,511
OPAP SA	2,330	78,470
Piraeus Bank SA	1,875	48,595
Public Power Corporation	810	19,511
Technical Olympic SA	500	1,684
Titan Cement Company SA	500	23,719
Viohalco	930	9,429
		689,639
Hong Kong—1.5%
Bank of East Asia Ltd.	14,200	64,775
BOC Hong Kong Holdings Ltd.	37,500	84,181
Cathay Pacific Airways Ltd.	18,000	36,843
Cheung Kong Holdings Ltd.	16,000	171,572
CLP Holdings Ltd.	19,000	115,030
Esprit Holdings Ltd.	9,500	86,562
Giordano International Ltd.	10,000	4,870
Hang Lung Properties Ltd.	17,000	36,271
Hang Seng Bank Ltd.	7,600	96,044
Henderson Land Development	6,000	33,682
Hong Kong & China Gas	36,000	84,340
Hong Kong Exchanges and Clearing Ltd.	10,000	72,839
HongKong Electric Holdings	14,500	67,779
Hopewell Holdings Ltd.	5,000	14,237
Hutchison Whampoa Ltd.	22,000	194,049
Hysan Development Company Ltd.	7,000	17,945
Johnson Electric Holdings Ltd.	10,000	8,735
Kingboard Chemicals Holdings Company Ltd.	7,500	26,962
Li & Fung Ltd.	17,600	43,692
Link REIT	25,000	51,997
Melco International Development	7,000	14,986
MTR Corporation	18,000	45,152
New World Development Ltd.	26,600	45,683
PCCW Ltd.	58,000	35,421
Shangri-La Asia Ltd.	18,000	39,991
Shun TAK Holdings Ltd.	12,000	14,111
Sino Land Company	16,000	28,292
Sun Hung Kai Properties Ltd.	14,000	152,646
Swire Pacific Ltd. Class A	9,500	99,160
Techtronic Industries Company	14,500	21,377
Television Broadcasts Ltd.	5,000	26,941
Wharf Holdings Ltd.	13,000	44,507
Wing Hang Bank Ltd.	2,000	19,512
		1,900,184
Ireland—0.8%
Allied Irish Banks PLC	9,348	250,016
Bank of Ireland	10,610	206,687
C&C Group PLC	700	9,491
C&C Group PLC	2,580	35,075
CRH PLC	5,655	191,200
DCC PLC	848	21,197

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Depfa Bank PLC	3,341	$61,630
Elan Corporation PLC *	4,299	66,319
Fyffes PLC	2,423	4,712
Grafton Group PLC *	2,898	38,273
Greencore Group PLC	1,189	5,891
IAWS Group PLC	990	18,402
Independent News & Media PLC	7,139	21,546
Irish Life & Permanent PLC	2,562	64,191
Kerry Group PLC Class A	1,659	39,394
Kingspan Group PLC	1,330	27,425
Paddy Power PLC	684	12,858
		1,074,307
Italy—3.6%
Alleanza Assicurazioni SpA	4,024	47,095
Arnoldo Mondadori Editore SpA	910	8,431
Assicurazioni Generali SpA	9,947	372,030
Autogrill SpA	999	15,912
Autostrade SpA	3,338	98,978
Banca Fideuram SpA	2,548	16,267
Banca Intesa SpA	41,422	272,554
Banca Intesa SpA	9,818	60,127
Banca Monte dei Paschi di Siena SpA	13,134	79,697
Banca Popolare di Milano Scrl	4,385	58,003
Banche Popolari Unite Scrl	3,586	96,590
Banco Popolare di Verona e Novara Scrl	3,885	107,443
Benetton Group SpA	478	8,207
Bulgari SpA †	1,022	13,022
Capitalia SpA	17,858	147,850
Enel SpA †	44,796	409,213
ENI-Ente Nazionale Idrocarburi SpA †	27,058	804,586
Fiat SpA *	5,722	91,215
Finmeccanica SpA	3,222	72,011
Fondiaria-Sai SpA	790	34,661
Gruppo Editoriale L’Espresso SpA	1,158	5,920
Italcementi SpA	483	12,243
Lottomatica SpA	540	20,392
Luxottica Group SpA	1,738	51,283
Mediaset SpA	8,537	91,814
Mediobanca SpA †	5,362	117,047
Mediolanum SpA	3,095	23,017
Pirelli & C SpA	36,491	31,395
SanPaolo IMI SpA	11,545	244,253
Seat Pagine Gialle SpA	42,682	21,364
Snam Rete Gas SpA	9,347	45,415
Telecom Italia RNC	63,746	153,531
Telecom Italia SpA †	111,251	315,709
Terna SpA	10,701	31,175
Tiscali SpA *	1,909	5,415
UniCredito Italiano SpA †	81,104	673,579
		4,657,444
Japan—22.0%
77 Bank Ltd. (The)	3,000	20,815
Access Co., Ltd. *	2	14,255
Acom Company Ltd.	960	40,953
Aderans Company Ltd.	500	12,954
Advantest Corporation	1,800	89,782
Aeon Company Ltd.	6,100	149,757
Aeon Credit Service Company Ltd.	900	21,563
Aiful Corporation	825	31,920
Aisin Seiki Company Ltd.	2,300	67,326
Ajinomoto Company, Inc.	6,000	64,651
Alfresa Holdings Corporation	200	$12,692
All Nippon Airways Company Ltd.	6,000	24,295
Alps Electric Company Ltd.	2,000	20,938
Amada Company Ltd.	5,000	50,292
Amano Corporation	1,000	12,829
Aoyama Trading Company Ltd.	1,000	32,004
Arrk Corp.	700	9,176
Asahi Breweries Ltd.	3,900	56,869
Asahi Glass Company Ltd.	10,000	123,419
Asahi Kasei Corporation	12,000	76,965
Asatsu-DK, Inc.	200	6,080
Asics Corp.	4,000	52,198
Autobacs Seven Company Ltd.	200	7,529
Bank of Fukuoka Ltd.	7,000	51,479
Bank of Kyoto Ltd. (The)	4,000	40,475
Bank of Yokohama Ltd. (The)	13,000	102,608
Benesse Corporation	500	18,532
Bridgestone Corporation	6,900	139,785
Canon Sales Co., Inc.	900	21,575
Canon, Inc.	11,100	580,325
Casio Computer Company Ltd.	2,400	48,435
Central Glass Company Ltd.	2,000	11,071
Central Japan Railway Company	16	170,579
Chiba Bank Ltd. (The)	9,000	80,365
Chiyoda Corp.	2,000	39,209
Chubu Electric Power Company, Inc.	6,500	169,084
Chugai Pharmaceutical Company Ltd.	2,600	55,973
Circle K Sunkus Company Ltd.	300	5,637
Citizen Watch Company Ltd.	3,000	24,685
Coca-Cola West Japan Company Ltd.	1,200	24,010
COMSYS Holdings Corporation	1,000	10,984
Credit Saison Company Ltd.	1,700	71,722
CSK Corp.	500	20,949
KDDI Corporation	25	156,128
Dai Nippon Printing Company Ltd.	6,000	92,608
Daicel Chemical Industries Ltd.	3,000	20,855
Daido Steel Co., Ltd.	3,000	21,977
Daifuku Co., Ltd.	1,000	12,612
Daiichi Sankyo Co., Ltd.	7,702	218,240
Daikin Industries Ltd.	2,800	82,970
Daimaru, Inc.	2,000	24,762
Dainippon Ink & Chemical, Inc.	6,000	21,883
Dainippon Screen Manufacturing Company Ltd.	2,000	18,201
Daito Trust Construction Company Ltd.	900	48,906
Daiwa House Industry Company Ltd.	6,000	103,847
Daiwa Securities Group, Inc.	12,000	140,451
Denki Kagaku Kogyo KK	6,000	23,286
Denso Corporation	5,500	193,701
Dentsu, Inc.	22	59,893
Dowa Mining Company Ltd.	3,000	25,976
E*Trade Securities Co., Ltd.	12	13,669
eAccess Ltd.	19	11,455
East Japan Railway Company	35	244,914
Ebara Corporation	5,000	18,147
EDION Corp.	900	15,444
Eisai Company Ltd.	2,800	135,628
Electric Power Development Company	1,440	51,397
Elpida Memory, Inc. *	1,000	45,469
Familymart Company Ltd.	600	16,425
Fanuc Ltd.	1,900	148,364
Fast Retailing Company Ltd.	500	47,034

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Fuji Electric Holdings Company Ltd.	4,000	$20,662
Fuji Photo Film Company Ltd.	5,100	186,037
Fuji Soft ABC, Inc.	200	5,232
Fujikura Ltd.	4,000	43,860
Fujitsu Ltd.	19,000	156,826
Furukawa Electric Company Ltd. (The)	6,000	39,719
Glory, Ltd.	800	15,511
Goodwill Group, Inc. (The)	12	7,275
Gunma Bank Ltd.	5,000	37,020
Gunze Ltd.	2,000	11,325
Hakuhodo DY Holdings, Inc.	200	13,072
Hankyu Department Stores, Inc.	1,000	8,460
Hankyu Holdings, Inc.	8,000	50,064
Hanshin Electric Railway Co., Ltd. ‡	4,000	35,144
Haseko Corp. *	8,000	27,569
Hikari Tsushin, Inc.	200	10,457
Hino Motors Ltd.	2,000	10,825
Hirose Electric Company Ltd.	330	43,777
Hitachi Cable Ltd.	1,000	4,521
Hitachi Chemical Company Ltd.	900	21,847
Hitachi Construction Machinery Company Ltd.	1,000	22,410
Hitachi Credit Corporation	400	7,633
Hitachi High-Technologies Corp.	700	19,826
Hitachi Ltd.	33,000	192,276
Hokkaido Electric Power Company, Inc.	1,800	43,689
Hokugin Financial Group, Inc.	12,000	45,266
Honda Motor Company Ltd.	16,200	544,668
House Foods Corporation	500	8,254
Hoya Corporation	4,500	169,787
Ibiden Co., Ltd.	1,600	84,607
Index Corp.	9	6,532
Inpex Holdings, Inc. *	8	63,672
Isetan Company Ltd.	2,100	35,461
Ishikawajima-Harima Heavy Industries Company Ltd.	11,000	33,680
Ito En Ltd.	800	27,572
Itochu Corporation	16,000	124,198
Itochu Techno-Science Corporation	300	15,271
Jafco Company Ltd.	400	20,235
Japan Airlines System Corporation *†	14,000	27,381
Japan Prime Realty Investment Corp. REIT	5	14,951
Japan Real Estate Investment Corporation REIT	4	33,878
Japan Retail Fund Investment Corporation REIT	2	14,737
Japan Steel Works, Ltd. (The)	4,000	27,426
Japan Tobacco, Inc.	49	190,814
JFE Holdings, Inc.	5,900	231,521
JGC Corporation	2,000	33,482
Joyo Bank Ltd.	9,000	53,430
JSR Corporation	1,700	37,500
Kajima Corporation	9,000	41,137
Kaken Pharmaceutical Company Ltd.	1,000	6,814
Kamigumi Company Ltd.	5,000	39,062
Kaneka Corporation	3,000	28,395
Kansai Electric Power Company, Inc. (The)	8,000	184,537
Kansai Paint Company Ltd.	2,000	15,167
Kao Corporation	5,000	133,353
Katokichi Company Ltd.	900	7,365
Kawasaki Heavy Industries Ltd.	13,000	$43,106
Kawasaki Kisen Kaisha Ltd.	6,000	37,962
Keihin Electric Express Railway Company Ltd. †	4,000	29,263
Keio Electric Railway Company Ltd.	5,000	33,401
Keisei Electric Railway Co., Ltd.	2,000	12,261
Keyence Corporation	430	99,008
Kikkoman Corporation	2,000	23,349
Kinden Corporation	1,000	8,265
Kinki Nippon Railway Company Ltd.	15,000	46,979
Kirin Brewery Company Ltd.	8,000	106,924
KK DaVinci Advisors *	13	12,478
Kobe Steel Ltd.	29,000	91,173
Kokusai Securities Company Ltd.	3,000	37,706
Kokuyo Company Ltd.	700	11,132
Komatsu Ltd.	9,000	155,796
Komori Corporation	430	8,753
Konami Corporation	1,200	30,533
Konica Corporation *	4,500	60,361
Kose Corporation	400	12,916
Koyo Seiko Company Ltd.	2,000	38,849
Kubota Corporation	12,000	98,581
Kuraray Company Ltd.	4,000	44,533
Kuraya Sanseido, Inc.	1,400	28,679
Kurita Water Industries Ltd.	1,500	29,121
Kyocera Corporation	1,700	145,542
Kyowa Hakko Kogyo Company Ltd.	3,000	21,127
Kyushu Electric Power Company, Inc.	3,600	85,094
Lawson, Inc.	500	17,591
Leopalace21 Corporation	1,400	51,161
Mabuchi Motor Company Ltd.	400	24,470
Makita Corporation	1,000	29,424
Marubeni Corporation	15,000	74,786
Marui Company Ltd.	4,000	58,737
Matsui Securities Co., Ltd.	1,100	9,215
Matsumotokiyoshi Company Ltd.	300	7,210
Matsushita Electric Industrial Company Ltd.	20,000	423,108
Matsushita Electric Works Ltd.	4,000	42,349
Meiji Dairies Corporation	2,000	13,520
Meiji Seika Kaisha Ltd.	5,000	25,404
Meitec Corporation	300	9,225
Millea Holdings, Inc. 144A ‡	7,000	255,989
Minebea Company Ltd.	3,000	16,442
Mitsubishi Chemical Holdings Corp.	12,000	75,200
Mitsubishi Corporation	14,100	265,698
Mitsubishi Electric Corporation	20,000	168,696
Mitsubishi Estate Company Ltd.	12,000	262,553
Mitsubishi Gas Chemical Company, Inc.	4,000	43,577
Mitsubishi Heavy Industries Ltd.	32,000	132,617
Mitsubishi Logistics Corporation	1,000	15,958
Mitsubishi Materials Corporation †	12,000	49,608
Mitsubishi Rayon Company Ltd.	5,000	33,087
Mitsubishi UFJ Financial Group, Inc.	89	1,145,712
Mitsui & Company Ltd.	17,000	216,763
Mitsui Chemicals, Inc.	6,000	43,233
Mitsui Engineering & Shipbuilding Company Ltd.	6,000	19,552
Mitsui Fudosan Company Ltd.	9,000	204,768
Mitsui Mining & Smelting Company Ltd.	6,000	31,005
Mitsui O.S.K. Lines Ltd.	13,000	96,307
Mitsui Sumitomo Insurance Company Ltd.	12,000	150,345

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mitsui Trust Holdings, Inc.	7,000	$79,843
Mitsukoshi Ltd.	3,000	13,479
Mitsumi Electric Company Ltd.	400	5,527
Mizuho Financial Group, Inc.	100	776,757
Murata Manufacturing Company Ltd.	2,200	153,001
NEC Corporation	19,000	104,144
NTT DoCoMo, Inc.	195	300,542
Namco Bandai Holdings, Inc.	2,250	35,435
NEC Electronics Corporation *	300	10,314
NET One Systems Company Ltd.	4	5,568
NGK Insulators Ltd.	3,000	42,261
NGK Spark Plug Company Ltd.	2,000	39,805
NHK Spring Co., Ltd.	2,000	23,167
Nichirei Company	2,000	10,562
Nidec Corporation	1,200	90,553
Nikko Cordial Corporation	8,500	98,829
Nikon Corporation	3,000	62,101
Nintendo Company Ltd.	1,000	206,277
Nippon Building Fund, Inc. REIT	5	50,809
Nippon Electric Glass Company Ltd.	3,000	66,215
Nippon Express Company Ltd.	7,000	37,593
Nippon Kayaku Company Ltd.	3,000	25,461
Nippon Light Metal Company Ltd.	3,000	7,562
Nippon Meat Packers, Inc.	2,000	22,472
Nippon Mining Holdings, Inc.	10,000	70,900
Nippon Oil Corporation	14,000	103,366
Nippon Sanso Corporation	2,000	16,977
Nippon Sheet Glass Company Ltd.	6,000	28,217
Nippon Shokubai Company Ltd.	1,000	12,132
Nippon Steel Corporation †	64,000	263,584
Nippon Telegraph & Telephone Corporation	55	268,997
Nippon Unipac Holding	10	36,229
Nippon Yusen Kabushiki Kaisha	10,000	60,988
Nishimatsu Construction Company Ltd.	2,000	7,478
Nishi-Nippon City Bank, Ltd. (The)	4,000	19,670
Nissan Chemical Industries Ltd.	2,000	23,665
Nissan Motor Company Ltd.	23,700	265,481
Nisshin Seifun Group, Inc.	2,200	22,967
Nisshin Steel Company Ltd.	8,000	23,724
Nisshinbo Industries, Inc.	4,000	42,206
Nissin Food Products Company Ltd.	1,100	35,049
Nitori Company Ltd.	300	13,573
Nitto Denko Corporation	1,700	100,751
NOK Corporation	1,100	27,217
Nomura Holdings, Inc.	18,400	324,073
Nomura Real Estate Office Fund, Inc. REIT	2	16,033
Nomura Research Institute Ltd.	270	37,505
NSK Ltd.	4,000	33,804
NTN Corporation	4,000	31,687
NTT Data Corporation	13	60,093
NTT Urban Development Corp.	2	16,022
Obayashi Corporation	6,000	42,281
Obic Company Ltd.	100	21,168
Odakyu Electric Railway Company Ltd.	6,000	38,144
Oji Paper Company Ltd.	8,000	43,831
Oki Electric Industry Company Ltd.	4,000	9,004
Okuma Corp.	2,000	17,695
Okumura Corporation	2,000	10,981
Olympus Corporation	3,000	88,445
Omron Corporation	2,000	49,096
Onward Kashiyama Company Ltd.	2,000	28,798
Oracle Corporation	300	$12,993
Oriental Land Company Ltd.	400	22,455
ORIX Corporation	890	246,006
Osaka Gas Company Ltd.	19,000	66,328
OSG Corp.	900	12,832
Otsuka Corp.	200	21,281
Park24 Co., Ltd.	600	19,741
Pioneer Corporation	1,200	21,131
Promise Company Ltd.	710	28,239
Q.P. Corporation	800	7,569
Rakuten, Inc.	56	22,009
Resona Holdings, Inc.	47	141,207
Ricoh Company Ltd.	7,000	139,349
Rinnai Corporation	300	8,595
Rohm Company Ltd.	1,200	111,760
Round One Corp.	4	14,520
Ryohin Keikaku Company Ltd.	200	14,166
Sanken Electric Company Ltd.	1,000	12,953
Sankyo Company Ltd.	600	32,051
Santen Pharmaceutical Company Ltd.	700	17,795
Sanwa Shutter Corporation	1,000	5,672
Sanyo Electric Company Ltd. †	18,000	36,587
Sapporo Breweries Ltd.	4,000	19,019
Sapporo Hokuyo Holdings, Inc.	3	32,722
SBI Holdings, Inc.	70	25,091
Secom Company Ltd.	2,000	99,150
Sega Sammy Holdings, Inc.	1,848	59,529
Seiko Epson Corporation	1,300	35,433
Seino Transportation Company Ltd.	4,000	47,077
Sekisui Chemical Company Ltd.	4,000	33,735
Sekisui House Ltd.	5,000	75,714
Seven & I Holdings Co., Ltd.	8,440	272,035
Sharp Corporation	11,000	188,852
Shimachu Company Ltd.	600	17,673
Shimamura Company Ltd.	200	19,551
Shimano, Inc.	1,000	27,955
Shimizu Corporation	6,000	34,318
Shin-Etsu Chemical Company Ltd.	4,100	261,957
Shinko Electric Industries	800	22,328
Shinko Securities Co., Ltd.	4,000	15,876
Shinsei Bank Ltd.	16,000	97,690
Shionogi & Company Ltd.	3,000	55,191
Shiseido Company Ltd.	4,000	79,919
Shizuoka Bank Ltd.	6,000	65,306
Shohkoh Fund & Company Ltd.	70	13,312
Showa Denko KK	9,000	38,872
Showa Shell Sekiyu KK	2,900	32,345
SMC Corporation	500	66,261
Softbank Corporation †	8,200	169,843
Sojitz Corporation *	4,400	14,332
Sompo Japan Insurance, Inc.	8,000	104,936
Sony Corporation	10,400	420,193
Stanley Electric Company Ltd.	1,400	28,955
Sumco Corp.	400	29,709
Sumitomo Bakelite Company Ltd.	2,000	15,134
Sumitomo Chemical Company Ltd.	16,000	119,501
Sumitomo Corporation	11,000	137,595
Sumitomo Electric Industries Ltd.	8,100	109,599
Sumitomo Heavy Industries Ltd.	7,000	58,612
Sumitomo Metal Industries Ltd.	41,000	157,434
Sumitomo Metal Mining Company Ltd.	6,000	78,823
Sumitomo Mitsui Financial Group, Inc.	62	651,330
Sumitomo Osaka Cement Company Ltd.	4,000	11,882

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Realty & Development Company Ltd.	4,000	$117,713
Sumitomo Rubber Industries, Inc.	1,900	20,940
Sumitomo Titanium Corp.	200	23,869
Sumitomo Trust & Banking Company Ltd. (The)	14,000	146,907
Suruga Bank Ltd. (The)	2,000	25,007
Suzuken Company Ltd.	960	36,011
T&D Holdings, Inc.	2,450	177,572
TDK Corporation	1,300	104,172
Taiheiyo Cement Corporation	9,000	33,343
Taisei Corporation	9,000	32,316
Taisho Pharmaceutical Company Ltd.	2,300	44,054
Taiyo Yuden Company Ltd.	1,000	15,037
Takara Holdings, Inc.	2,000	11,758
Takashimaya Company Ltd.	3,000	38,182
Takeda Chemical Industries Ltd.	9,220	576,349
Takefuji Corporation	1,040	47,773
Tanabe Seiyaju Company Ltd.	2,000	25,131
Teijin Ltd.	8,000	43,169
Terumo Corporation	2,000	75,852
THK Company Ltd.	1,000	23,678
TIS, Inc.	300	7,094
Tobu Railway Company Ltd.	8,000	40,381
Toda Corporation	2,000	9,376
Toho Company Ltd.	1,200	24,403
Toho Titanium Co., Ltd.	300	18,607
Tohoku Electric Power Company, Inc.	4,800	105,036
Tokai Rika Co., Ltd.	700	13,609
Tokuyama Corp.	2,000	26,763
Tokyo Broadcasting System	200	4,666
Tokyo Electric Power Company, Inc. (The)	12,000	345,661
Tokyo Electron Ltd.	1,800	133,119
Tokyo Gas Company Ltd. †	24,000	120,402
Tokyo Seimitsu Company Ltd.	400	21,030
Tokyo Steel Manufacturing Co., Ltd.	1,300	20,467
Tokyo Style Company Ltd.	1,000	12,055
Tokyo Tatemono Co., Ltd.	4,000	45,020
Tokyu Corporation †	10,000	68,872
Tokyu Land Corporation	4,000	37,984
TonenGeneral Sekiyu KK †	3,000	27,128
Toppan Printing Company Ltd.	6,000	66,513
Toray Industries, Inc.	13,000	97,931
Toshiba Corporation †	29,000	188,254
Tosoh Corporation	4,000	16,225
Tostem Inax Holding Corporation	2,900	60,735
Toto Ltd.	3,000	28,261
Toyo Seikan Kaisha Ltd.	1,600	30,657
Toyo Suisan Kaisha Ltd.	1,000	14,422
Toyobo Company Ltd.	4,000	10,550
Toyoda Gosei Company Ltd.	500	11,029
Toyota Industries Corporation	2,000	84,964
Toyota Motor Corporation	30,000	1,633,194
Toyota Tsusho Corp.	2,000	52,710
Trend Micro, Inc.	1,000	29,243
Ube Industries Ltd.	9,000	25,547
Uni-Charm Corporation	500	27,798
Uniden Corp.	1,000	10,587
UNY Company Ltd.	2,000	26,609
Ushio, Inc.	1,000	21,590
USS Company Ltd.	200	12,856
Wacoal Corp.	1,000	12,598
West Japan Railway Company	17	72,663
Yahoo Japan Corporation †	152	$57,199
Yakult Honsha Company Ltd.	1,000	29,405
Yamada Denki Company Ltd.	900	90,414
Yamaha Corporation	1,400	29,490
Yamaha Motor Company Ltd.	1,800	47,810
Yamanouchi Pharmaceutical Company Ltd.	5,775	232,598
Yamato Transport Company Ltd.	4,000	57,902
Yamazaki Baking Company Ltd.	1,000	9,713
Yaskawa Electric Corp.	2,000	19,687
Yokogawa Electric Corporation	2,000	26,321
Zeon Corporation	2,000	20,269
		28,698,764
Luxembourg—0.0%
Stolt Offshore SA *	2,569	44,185
Stolt-Nielsen S.A.	550	14,304
		58,489
Netherlands—4.7%
ABN AMRO Holding NV	18,855	550,188
ASM Lithography Holdings NV *	5,074	118,252
Aegon NV	15,231	285,791
Akzo Nobel NV	2,868	176,720
Buhrmann NV	1,100	16,575
Corio NV	334	24,340
DSM NV	1,430	62,754
Euronext NV	853	82,910
European Aeronautic Defense and Space Company †	3,741	107,588
Fugro NV	580	24,519
Getronics NV	1,442	9,720
Hagemeyer NV *	5,005	24,424
Heineken NV	2,691	123,199
ING Groep NV	19,476	856,541
James Hardie Industries NV	4,228	23,505
Royal KPN NV	20,436	260,582
Koninklijke Ahold NV *	16,701	177,374
Koninklijke Philips Electronics NV	12,994	455,147
Mittal Steel Co., NV	7,287	254,668
Oce NV	599	9,627
Qiagen NV *†	1,474	23,083
Randstad Holding NV	420	23,937
Reed Elsevier NV	7,341	122,495
Rodamco Europe NV	552	64,335
Royal Dutch Shell PLC—Class A	40,396	1,335,427
Royal Numico NV	1,792	80,736
SBM Offshore NV	1,476	40,179
STMicroelectronics NV	6,765	117,009
TNT NV	4,417	167,720
Unilever NV	17,821	438,455
Vedior NV	1,538	28,806
Wereldhave NV	171	18,661
Wolters Kluwer NV	2,987	77,872
		6,183,139
New Zealand—0.1%
Auckland International Airport Ltd.	8,084	10,734
Contact Energy Ltd.	2,322	10,864
Fisher & Paykel Appliances Holdings Ltd.	1,564	3,693
Fisher & Paykel Healthcare Corporation	3,856	10,473
Fletcher Building Ltd.	4,375	24,558
Sky City Entertainment Group Ltd.	3,725	12,918
Sky Network Television Ltd.	1,544	5,451
Telecom Corporation of New Zealand Ltd. †	20,980	59,172

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Tower Ltd. *	1,898	$4,023
Vector Ltd.	1,296	2,009
Warehouse Group Ltd.	1,485	6,237
		150,132
Norway—0.7%
Aker Kvaerner ASA	240	21,458
DET Norske Oljeselskap *†	7,200	10,086
DNB NOR ASA	6,578	80,708
Norsk Hydro ASA	7,440	167,233
Norske Skogindustrier ASA	2,416	36,399
Ocean Rig ASA *	2,400	15,063
Orkla ASA	1,794	85,557
Pan Fish ASA *	14,080	11,112
Petrojarl ASA *	564	6,076
Petroleum Geo-Services ASA *	564	27,734
ProSafe ASA	620	38,278
Schibsted ASA	967	29,094
Statoil ASA	7,134	170,407
Storebrand	2,060	21,785
Tandberg ASA	985	10,553
Tandberg Television ASA *†	1,050	8,558
Telenor ASA	7,800	101,736
TGS Nopec Geophysical Co. ASA *	1,200	19,132
Tomra Systems ASA	1,398	8,536
Yara International ASA †	2,625	39,925
		909,430
Portugal—0.3%
Banco BPI SA	2,502	18,666
Banco Comercial Portugues SA Class R	22,425	69,733
Banco Espirito Santo SA	2,116	32,336
Brisa-Auto Estradas de Portugal SA	2,875	31,875
Cimpor Cimentos de Portugal SA	1,457	10,437
Electricidade de Portugal SA	20,948	90,802
Jeronimo Martins SGPS SA	328	5,860
Portugal Telecom SGPS SA	7,601	94,890
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	624	7,554
Sonae SGPS SA	7,461	12,962
		375,115
Singapore—0.7%
Allgreen Properties Ltd.	4,000	3,998
Ascendas Real Estate Investment Trust REIT	7,300	9,881
Capitaland Ltd.	13,000	41,290
CapitaMall Trust REIT	9,000	14,392
Chartered Semiconductor Manufacturing Ltd. *	7,000	5,259
City Developments Ltd.	5,000	33,638
ComfortDelgro Corporation Ltd.	15,000	15,954
Cosco Corp. (Singapore) Ltd.	18,000	18,786
Creative Technology Ltd	400	2,617
DBS Group Holdings Ltd.	11,000	132,990
Fraser and Neave, Ltd.	10,000	26,027
Jardine Cycle & Carriage Ltd.	1,000	7,548
Keppel Corporation Ltd.	5,000	46,545
Keppel Land Ltd.	4,000	12,494
Neptune Orient Lines Ltd.	4,000	5,103
Olam International, Ltd.	19,000	20,287
Oversea-Chinese Banking Corp.	27,600	113,890
Parkway Holdings Ltd.	3,000	5,284
SembCorp Industries Ltd.	10,340	$21,868
SembCorp Marine Ltd.	4,000	8,414
Singapore Airlines Ltd.	5,000	45,957
Singapore Exchange Ltd.	6,000	16,763
Singapore Land Ltd.	1,000	4,938
Singapore Post Ltd.	10,000	6,356
Singapore Press Holdings Ltd.	13,500	34,820
Singapore Technologies Engineering Ltd.	12,000	21,544
Singapore Telecommunications Ltd.	77,159	118,476
SMRT Corp Ltd.	6,000	4,195
ST Assembly Test Services Ltd. *	7,000	4,258
Suntec REIT	5,000	4,657
United Overseas Bank Ltd.	12,000	123,162
United Overseas Land Ltd.	3,000	6,606
Venture Corporation Ltd.	2,000	15,854
Want Want Holdings Ltd.	12,000	18,600
		972,451
Spain—3.8%
Abertis Infraestructuras SA	2,325	61,038
Acciona SA	264	40,176
Acerinox SA	2,413	46,563
ACS Actividades Construccion y Servicios	2,728	129,357
Altadis SA	2,733	129,935
Antena 3 de Television SA	1,163	23,795
Banco Bilbao Vizcaya Argentaria SA	35,241	815,563
Banco Popular Espanol SA	9,125	149,729
Banco Santander Central Hispano SA	61,903	978,338
Cintra Concesiones de Infraestructuras de Transporte SA	2,058	28,990
Corporacion Mapfre SA	836	17,488
Ebro Puleva SA	982	20,075
Endesa SA	9,903	421,779
Fadesa SA	570	25,404
Fomento de Construcciones Y Contratas SA	370	29,581
Gamesa Corporation Tecnologica SA	1,999	43,797
Gas Natural SDG SA	1,913	69,769
Grupo Ferrovial SA	575	46,206
Iberdrola SA	8,482	379,043
Iberia Lineas Aereas de Espana	3,530	9,493
Inditex SA	2,220	103,618
Indra Sistemas SA	1,576	34,329
NH Hoteles SA	1,493	31,670
Promotora de Informaciones SA	1,051	17,216
Repsol YPF SA	9,568	284,639
Sacyr Vallehermoso SA	1,012	46,043
Sociedad General de Aguas de Barcelona SA Class B	937	30,409
Sogecable SA *	418	14,920
Telefonica SA	46,357	803,088
Union Fenosa SA	1,695	86,683
Zeltia SA *	1,200	8,930
		4,927,664
Sweden—2.3%
Alfa Laval AB	908	30,475
Assa Abloy AB Class B	3,382	62,950
Atlas Copco AB—Class A	3,347	87,965
Atlas Copco AB—Class B	2,606	65,321
Axfood AB	275	8,364
Billerud AB	333	5,083
Boliden AB	2,800	53,213
Capio AB *	590	13,517
Castellum AB	1,188	13,407

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
D Carnegie AB	350	$7,387
Electrolux AB Class B †	2,441	39,692
Elekta AB—Class B	1,525	28,834
Eniro AB	2,820	34,696
Fabege AG	650	14,395
Getinge AB	1,588	29,120
Hennes & Mauritz AB Class B	4,946	207,289
Hoganas AB Class B	196	5,198
Holmen AB Class B	441	18,477
Husqvarna AB *	2,441	28,777
Kungsleden AB	1,110	12,671
Lundin Petroleum AB *	2,845	30,267
Modern Times Group AB— Class B *	430	22,291
Nobia AB	600	20,052
Nordea Bank AB	21,240	278,655
OMHEX AB	585	11,345
Oriflame Cosmetics SA SDR	760	25,182
Sandvik AB	10,965	125,805
SAS AB *	478	6,252
Scania AB Class B	904	53,989
Securitas AB Class B	3,488	43,803
Securitas Direct AB—Class B *	3,488	8,772
Securitas Systems AB—Class B *	3,488	13,111
Skandinaviska Enskilda Banken AB Class A	4,930	132,788
Skanska AB Class B	4,112	69,647
SKF AB	3,932	57,589
Ssab Svenskt Stal AB—Class A	1,401	26,161
Ssab Svenskt Stal AB—Class B	669	11,895
Svenska Cellulosa AB Class B	2,110	96,980
Svenska Handelsbanken AB Class A	5,606	151,752
Swedish Match AB	2,919	47,566
Tele2 AB—Class B	4,495	45,471
Telefonaktiebolaget LM Ericsson Class B	154,171	533,541
TeliaSonera AB	20,429	130,979
Trelleborg AB Class B	695	13,112
Volvo AB Class A	1,157	71,764
Volvo AB Class B	2,197	131,112
Wihlborgs Fastigheter AB	520	9,380
WM-data AB Class B	2,069	7,199
		2,943,291
Switzerland—6.6%
ABB Ltd.	20,821	274,432
Adecco SA	1,323	79,796
Ciba Specialty Chemicals AG	897	54,136
Clariant AG *	2,411	32,545
Compagnie Financiere Richemont AG Class A	5,425	261,367
Credit Suisse Group	12,319	712,643
Geberit AG	45	54,870
Givaudan	60	48,020
Holcim Ltd. †	2,201	179,827
Kudelski SA	295	8,724
Kuehne & Nagel International AG	690	47,782
Kuoni Reisen Holding *	30	15,436
Logitech International S.A. *	1,807	39,308
Lonza Group AG	394	27,283
Micronas Semiconductor Holdings AS *	231	5,188
Nestle SA	4,194	1,461,976
Nobel Biocare Holding AG	221	54,363
Novartis AG	24,198	1,412,354
Phonak Holding AG	495	31,371
PSP Swiss Property AG *	491	$24,921
Rieter Holding AG	37	15,938
Roche Holding AG	7,302	1,262,050
Schindler Holding AG	450	23,487
Serono SA Class B	46	39,647
SGS SA	56	56,376
SIG Holding AG *	75	21,644
Straumann Holding AG	65	14,028
Sulzer AG	38	30,329
Swatch Group AG	503	19,511
Swatch Group AG Class B	317	61,247
Swiss Reinsurance	3,502	267,796
Swisscom AG	184	61,288
Syngenta AG *	1,179	177,845
Synthes, Inc.	510	56,666
UBS AG	21,498	1,285,593
Unaxis Holding AG Class R *	53	17,763
Zurich Financial Services AG	1,497	367,694
		8,605,244
United Kingdom—21.2%
3i Group PLC	4,655	81,422
Aegis Group PLC	10,694	26,813
Aggreko PLC	3,629	22,798
Amec PLC	2,700	18,106
Amvescap PLC	8,643	93,752
Anglo American PLC	14,800	622,139
ARM Holdings PLC	16,800	36,931
Arriva PLC	2,576	31,822
AstraZeneca PLC	16,434	1,026,223
Aviva PLC	26,519	388,462
BG Group PLC	36,806	447,150
BAE Systems PLC	32,716	241,910
Balfour Beatty PLC	5,436	41,955
Barclays PLC	67,666	853,129
Barratt Developments PLC	2,314	46,167
BBA Group PLC	3,934	19,627
Bellway PLC	909	21,926
Berkeley Group Holdings PLC *	994	25,055
BHP Billiton PLC	25,731	443,280
Boots Group PLC	9,228	133,729
Bovis Homes Group PLC	1,100	19,086
BP PLC	212,707	2,324,892
Brambles Industries PLC	7,754	69,626
British Airways PLC *	7,179	57,359
British American Tobacco PLC	16,394	443,304
British Land Company PLC	5,719	145,860
British Sky Broadcasting PLC	11,777	120,229
Brixton PLC	2,060	20,390
BT Group PLC	87,178	437,845
Bunzl PLC	3,373	42,215
Burberry Group PLC	5,003	48,304
Cadbury Schweppes PLC	21,731	230,891
Capita Group PLC	7,666	78,534
Carnival PLC	1,719	82,154
Carphone Warehouse Group PLC	4,210	24,206
Cattles PLC	2,649	18,837
Centrica PLC	36,916	224,618
Charter PLC *	1,800	28,730
Close Brothers Group PLC	1,002	19,144
Cobham PLC	14,921	50,749
Collins Stewart Tullett PLC	2,250	36,628
Compass Group PLC	22,375	112,392
Cookson Group PLC	1,576	16,737
Corus Group PLC	8,827	64,137
CSR PLC *	1,360	21,448
Daily Mail and General Trust NV Class A	3,741	42,459

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
	Davis Service Group PLC	1,254	$11,271
	De La Rue PLC	1,167	12,505
	Diageo PLC	29,607	522,722
	Dixons Group PLC	21,340	87,358
	Electrocomponents PLC	4,126	21,498
	eMap International—Class B	2,585	5,323
EMAP PLC	‡	2,154	30,336
	EMI Group PLC	7,567	37,655
	Enterprise Inns PLC	3,819	75,368
	First Choice Holidays PLC	3,620	13,530
	FirstGroup PLC	3,209	29,477
	FKI PLC	4,542	7,660
	Friends Provident PLC	19,732	71,465
	Gallaher Group PLC	7,263	118,744
	GKN PLC	8,292	44,597
	GlaxoSmithKline PLC	60,675	1,613,303
	Great Portland Estates PLC	1,047	11,852
	Group 4 Securicor PLC	9,839	31,152
	GUS PLC	9,191	166,075
	HSBC Holdings PLC	118,273	2,157,139
	Hammerson PLC	2,703	66,333
	Hanson PLC	7,436	107,382
	Hays PLC	15,085	40,809
	HBOS PLC	39,934	789,484
	HMV Group PLC	2,784	8,419
	ICAP PLC	4,624	44,703
	Imi PLC	2,838	26,935
	Imperial Chemical Industries PLC	13,853	102,911
	Imperial Tobacco Group PLC	7,416	246,852
	Inchcape PLC	5,470	53,624
	Intercontinental Hotels Group PLC	4,360	76,277
	International Power PLC	16,908	99,006
	Intertek Testing Services Ltd.	1,272	18,596
Invensys PLC	*	10,630	41,346
	Investec PLC	3,600	35,357
	J Sainsbury PLC	16,148	113,434
	Johnson Matthey PLC	2,084	53,715
	Kelda Group PLC	3,574	56,883
	Kesa Electricals PLC	6,658	40,672
	Kingfisher PLC	26,172	120,209
	Ladbrokes PLC	5,501	40,051
	Legal & General Group PLC	68,440	182,299
	Liberty International PLC	2,610	59,801
	Lloyds TSB Group PLC	58,408	590,425
	LogicaCMG PLC	10,173	29,546
	London Stock Exchange Group PLC	2,040	47,255
	Man Group PLC	19,304	161,862
	Marks & Spencer Group PLC	17,062	205,224
	Meggitt PLC	3,847	22,499
MFI Furniture Group PLC	*	5,133	9,235
	Michael Page International PLC	3,580	25,761
	Misys PLC	3,985	16,867
	National Express Group PLC	2,122	37,333
	National Grid PLC	28,298	353,306
	Next PLC	2,759	97,884
	Old Mutual PLC	57,041	178,754
	Pearson PLC	8,807	125,254
	Persimmon PLC	3,204	80,181
	Premier Farnell PLC	3,094	10,483
	Provident Financial PLC	3,227	37,837
	Prudential PLC	25,856	320,329
	Punch Taverns PLC	3,041	55,211
	Rank Group PLC	8,388	36,847
	Reckitt Benckiser PLC	6,403	265,200
	Reed Elsevier PLC	12,595	139,784
	Rentokil Initial PLC	17,251	47,273
	Resolution PLC	3,913	$45,209
	Reuters Group PLC	14,000	113,674
	Rexam PLC	6,711	71,764
	Rio Tinto PLC	11,083	524,364
Rolls-Royce Group PLC	*	19,205	162,727
	Royal & Sun Alliance Insurance Group PLC	33,330	92,900
	Royal Bank of Scotland Group PLC	33,178	1,141,348
	Royal Dutch Shell PLC—Class B	28,678	975,378
	SABMiller PLC	9,249	172,652
	Sage Group PLC	15,508	72,869
	Schroders PLC	1,387	24,161
	Scottish & Newcastle PLC	9,288	99,077
	Scottish & Southern Energy PLC	8,779	216,195
	Scottish Power PLC	16,193	197,196
	Serco Group PLC	4,157	29,255
	Severn Trent PLC	4,042	100,952
	Signet Group PLC	15,918	33,112
	Slough Estates PLC	5,183	64,514
	Smith & Nephew PLC	9,453	86,638
	Smiths Group PLC	5,602	93,917
	Sportingbet PLC	3,970	13,693
	SSL International PLC	1,427	9,356
	Stagecoach Group PLC	6,784	16,148
Standard Life PLC	*	21,940	111,199
	Stratex Networks, Inc.	5,120	188,446
	Tate & Lyle PLC	5,763	77,604
	Taylor Woodrow PLC	7,438	49,463
	Tesco PLC	81,924	551,911
	Tomkins PLC	6,884	30,506
	Travis Perkins PLC	965	31,383
	Trinity Mirror PLC	2,640	23,560
	Unilever PLC	12,861	316,751
	United Business Media PLC	3,388	42,015
	United Utilities PLC	9,621	126,994
	Vodafone Group PLC	550,706	1,257,649
	Whitbread PLC	1,869	45,273
Whitbread PLC, Deferred Shares	‡d	2,199	—
	William Hill PLC	4,532	54,578
	Wimpey (George) PLC	3,787	36,751
	Wolseley PLC	6,205	130,204
	WPP Group PLC	12,706	157,356
	Xstrata PLC	4,776	197,133
	Yell Group PLC	7,502	83,571
			27,661,094
TOTAL COMMON STOCKS
	(Cost $85,602,727)		120,957,594

PREFERRED STOCKS—0.2%
Germany—0.2%
	Henkel KGaA	558	77,573
	Porsche AG	76	78,702
	ProSieben SAT.1 Media AG	783	21,696
	RWE AG	318	26,645
	Volkswagen AG	999	59,067
			263,683
Italy—0.0%
	Unipol SpA Preferred	9,480	28,116
TOTAL PREFERRED STOCKS
(Cost $184,082)			291,799

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
4.850%	12/07/2006	**	$225,000	$222,939
4.800%	12/07/2006	**	120,000	118,912
4.790%	12/07/2006	**	50,000	49,548
4.740%	12/07/2006	**	50,000	49,552
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $440,950)				440,951

CASH EQUIVALENTS—3.1%
Bank & Certificate Deposits/Offshore Time Deposits—3.0%
Abbey National PLC
5.270%	10/04/2006	††	82,928	82,928
Abbey National PLC
5.270%	10/03/2006	††	82,928	82,928
Bank Of Montreal
5.280%	10/16/2006	††	66,342	66,342
Bank Of Nova Scotia
5.280%	10/11/2006	††	82,928	82,928
Barclays
5.310%	10/20/2006	††	82,928	82,928
Barclays
5.305%	11/21/2006	††	82,928	82,928
Barton Capital LLC
5.267%	10/06/2006	††	82,928	82,928
BNP Paribas
5.260%	10/05/2006	††	82,928	82,928
Branch Banker &Trust
5.270%	10/10/2006	††	82,928	82,928
CAFCO Funding LLC
5.289%	11/17/2006	††	33,171	33,171
Canadian Imperial Bank of Commerce
5.280%	10/30/2006	††	165,856	165,856
Charta LLC
5.314%	11/01/2006	††	33,171	33,171
CIESCO Domestic
5.290%	11/16/2006	††	33,171	33,171
Clipper Receivables Corp
5.283%	10/19/2006	††	49,757	49,757
Commonwealth Bank of Australia
5.275%	10/23/2006	††	64,020	64,020
Credit Suisse First Boston Corporation
5.310%	11/14/2006	††	66,342	66,342
Credit Suisse First Boston Corporation
5.310%	11/13/2006	††	82,928	82,928
Credit Suisse First Boston Corporation
5.300%	10/24/2006	††	82,928	82,928
Fairway Finance
5.292%	10/24/2006	††	66,342	66,342
Fairway Finance
5.274%	10/03/2006	††	33,171	33,171
Falcon Asset Securitization Corp
5.263%	10/06/2006	††	33,171	33,171
Fortis Bank
5.300%	11/20/2006	††	33,171	33,171
Fortis Bank
5.280%	10/19/2006	††	99,513	99,513
General Electric Capital Corporation
5.285%	11/03/2006	††	66,342	66,342
Harris NA
5.280%	11/22/2006	††	$82,928	$82,928
HBOS Halifax Bank of Scotland
5.280%	10/31/2006	††	66,342	66,342
Kitty Hawk Funding Corp
5.283%	10/25/2006	††	33,171	33,171
Liberty Street
5.282%	10/13/2006	††	33,171	33,171
Lloyds TSB Bank
5.270%	10/02/2006	††	99,513	99,513
Merrill Lynch & Co
5.365%	10/02/2006	††	135,738	135,738
Morgan Stanley & Co
5.365%	10/02/2006	††	464,396	464,396
National Australia Bank
5.360%	10/02/2006	††	132,684	132,684
Paradigm Funding LLC
5.287%	10/10/2006	††	33,171	33,171
Park Avenue Receivables Corp
5.283%	10/26/2006	††	33,171	33,171
Park Avenue Receivables Corp
5.281%	10/03/2006	††	33,171	33,171
Royal Bank of Canada
5.300%	11/17/2006	††	33,171	33,171
Royal Bank of Canada
5.300%	10/27/2006	††	82,928	82,928
Royal Bank of Scotland
5.300%	10/27/2006	††	82,928	82,928
Sheffiled Receivables Corp
5.285%	10/18/2006	††	33,171	33,171
Societe Generale
5.300%	10/23/2006	††	119,416	119,416
Societe Generale
5.280%	11/01/2006	††	132,684	132,684
Svenska Handlesbanken
5.350%	10/02/2006	††	134,034	134,034
Three Pillars Funding LLC
5.284%	10/02/2006	††	33,171	33,171
Toronto Dominion Bank
5.265%	10/12/2006	††	82,928	82,928
UBS AG
5.305%	10/02/2006	††	82,928	82,928
UBS AG
5.300%	10/27/2006	††	82,928	82,928
Variable Funding Capital Co
5.265%	10/02/2006	††	49,297	49,297
Wells Fargo
5.270%	10/17/2006	††	82,928	82,928
Yorktown Capital LLC
5.287%	10/18/2006	††	33,171	33,171
				3,885,959
Floating Rate Instruments/Master Notes—0.1%
Bank of America
5.310%	07/10/2007	††	82,928	82,928
Bank of America
5.270%	11/10/2006	††	66,342	66,342
				149,270
TOTAL CASH EQUIVALENTS
(Cost $4,035,229)				4,035,229

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Face	Value

REPURCHASE AGREEMENTS—6.2%
United States—6.2%
IBT Repurchase Agreement dated 09/29/2006 due 10/02/2006, with a maturity value of $8,088,296 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates from 6.40% to 8.30% maturity dates ranging from 01/25/2027 to 03/20/2032 and an aggregate market value of $8,489,421.	$8,085,163	$8,085,163
TOTAL INVESTMENTS—102.4%
(Cost $98,348,151)		133,810,736
Other assets less liabilities—(2.4%)		(3,140,207)
NET ASSETS—100.0%		$130,670,529

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

‡	Security valued at fair value as determined by policies approved by the board of directors.

*	Non-income producing security.

**	Security has been pledged as collateral for futures contracts.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 09/30/2006.

Percentage of Portfolio by Industry (unaudited):

Banking	18.7%
Financial Services	11.5%
Oil & Gas	7.5%
Pharmaceuticals	6.5%
Insurance	5.1%
Telephone Systems	5.1%
Beverages, Food & Tobacco	5.0%
Electric Utilities	4.1%
Automotive	3.8%
Commercial Services	3.5%
Electronics	3.2%
Metals	3.1%
Real Estate	2.5%
Chemicals	2.3%
Transportation	1.8%
Retailers	1.7%
Media—Broadcasting & Publishing	1.6%
Building Materials	1.3%
Heavy Machinery	1.3%
Food Retailers	1.2%
Computer Software & Processing	1.0%
Communications	1.0%
Entertainment & Leisure	0.9%
Miscellaneous	0.9%
Computers & Information	0.9%
Cosmetics & Personal Care	0.7%
Heavy Construction	0.5%
Textiles, Clothing & Fabrics	0.5%
Home Construction, Furnishings & Appliances	0.5%
Aerospace & Defense	0.5%
Mining	0.5%
Forest Products & Paper	0.4%
Medical Supplies	0.4%
Apparel Retailers	0.4%
Medical Equipment & Supplies	0.3%
Advertising	0.3%
Lodging	0.3%
Restaurants	0.3%
U.S. Treasury Bills	0.3%
Airlines	0.1%
Industrial—Diversified	0.2%
Water Companies	0.2%
Metals & Mining	0.2%
Containers & Packaging	0.1%
Electrical Equipment	0.1%
Telecommunications	0.1%
Education	0.0%
Health Care Providers	0.0%
Household Products	0.0%
Internet	0.0%
TOTAL INVESTMENTS	102.4%
Other assets less liabilities	(2.4)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Model
Portfolio Savings
Oriented Fund

MUTUAL FUNDS—100.0%
	Shares	Value
Vantagepoint Core Bond Index Fund Class I	8,719,079	$85,446,977
Vantagepoint Equity Income Fund	2,963,359	28,892,753
Vantagepoint Growth & Income Fund	2,518,435	28,785,716
Vantagepoint International Fund	1,116,535	14,414,465
Vantagepoint Short-Term Bond Fund	10,169,292	99,659,062
Vantagepoint US Government Securities Fund	2,825,620	28,482,252
		285,681,225
TOTAL INVESTMENTS—100.0%
(Cost $276,463,757)		285,681,225
Other assets less liabilities—(0.0%)		(37,014)
NET ASSETS—100.0%		$285,644,211

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Model
Portfolio Conservative
Growth Fund

MUTUAL FUNDS—100.0%
	Shares	Value
Vantagepoint Aggressive Opportunities Fund	2,188,826	$26,747,453
Vantagepoint Core Bond Index Fund Class I	16,152,022	158,289,813
Vantagepoint Equity Income Fund	5,213,856	50,835,099
Vantagepoint Growth & Income Fund	4,428,501	50,617,762
Vantagepoint Growth Fund	4,475,592	40,101,303
Vantagepoint International Fund	3,492,246	45,084,894
Vantagepoint Short-Term Bond Fund	16,120,844	157,984,268
		529,660,592
TOTAL INVESTMENTS—100.0%
(Cost $481,793,063)		529,660,592
Other assets less liabilities—(0.0%)		(59,971)
NET ASSETS—100.0%		$529,600,621

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Model
Portfolio Traditional
Growth Fund

MUTUAL FUNDS—100.0%
	Shares	Value
Vantagepoint Aggressive Opportunities Fund	10,380,757	$126,852,855
Vantagepoint Core Bond Index Fund Class I	25,521,644	250,112,107
Vantagepoint Equity Income Fund	11,689,194	113,969,643
Vantagepoint Growth & Income Fund	15,455,435	176,655,619
Vantagepoint Growth Fund	19,805,827	177,460,209
Vantagepoint International Fund	12,666,898	163,529,651
Vantagepoint Short-Term Bond Fund	25,461,672	249,524,385
		1,258,104,469
TOTAL INVESTMENTS—100.0%
(Cost $1,084,516,760)		1,258,104,469
Other assets less liabilities—(0.0%)		(114,933)
NET ASSETS—100.0%		$1,257,989,536

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Model
Portfolio Long-Term
Growth Fund

MUTUAL FUNDS—100.0%
	Shares	Value
Vantagepoint Aggressive Opportunities Fund	16,830,033	$205,663,005
Vantagepoint Core Bond Index Fund Class I	27,922,250	273,638,051
Vantagepoint Equity Income Fund	16,170,697	157,664,293
Vantagepoint Growth & Income Fund	22,134,732	252,999,986
Vantagepoint Growth Fund	28,243,990	253,066,152
Vantagepoint International Fund	17,562,699	226,734,451
		1,369,765,938
TOTAL INVESTMENTS—100.0%
(Cost $1,164,654,507)		1,369,765,938
Other assets less liabilities—(0.0%)		(121,629)
NET ASSETS—100.0%		$1,369,644,309

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint Model
Portfolio All-Equity
Growth Fund

MUTUAL FUNDS—100.0%
	Shares	Value
Vantagepoint Aggressive Opportunities Fund	6,754,542	$82,540,500
Vantagepoint Equity Income Fund	5,502,642	53,650,761
Vantagepoint Growth & Income Fund	6,497,380	74,265,051
Vantagepoint Growth Fund	12,887,976	115,476,267
Vantagepoint International Fund	6,721,319	86,772,231
		412,704,810
TOTAL INVESTMENTS—100.0%
(Cost $345,322,397)		412,704,810
Other assets less liabilities—(0.0%)		(41,731)
NET ASSETS—100.0%		$412,663,079

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Milestone Retirement
Income Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	683,134	$6,694,718
Vantagepoint Equity Income Fund	195,474	1,905,875
Vantagepoint Growth & Income Fund	250,074	2,858,341
Vantagepoint International Fund	73,905	954,112
Vantagepoint Short-Term Bond Fund	682,735	6,690,801
		19,103,847
TOTAL INVESTMENTS—100.0%
(Cost $18,829,807)		19,103,847
Other assets less liabilities—(0.0%)		(6,117)
NET ASSETS—100.0%		$19,097,730

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Milestone 2010 Fund

MUTUAL FUNDS—100.1%
	Shares	Value
Vantagepoint Core Bond Index Fund Class I	1,263,841	$12,385,646
Vantagepoint Equity Income Fund	410,204	3,999,490
Vantagepoint Growth & Income Fund	859,372	9,822,626
Vantagepoint Growth Fund	177,961	1,594,533
Vantagepoint International Fund	229,117	2,957,899
Vantagepoint Short-Term Bond Fund	938,759	9,199,839
		39,960,033
TOTAL INVESTMENTS—100.1%
(Cost $38,583,525)		39,960,033
Other assets less liabilities—(0.1%)		(27,225)
NET ASSETS—100.0%		$39,932,808

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Milestone 2015 Fund

MUTUAL FUNDS—100.0%
	Shares	Value
Vantagepoint Core Bond Index Fund Class I	1,817,660	$17,813,065
Vantagepoint Equity Income Fund	643,988	6,278,887
Vantagepoint Growth & Income Fund	1,803,030	20,608,632
Vantagepoint Growth Fund	441,789	3,958,428
Vantagepoint International Fund	592,088	7,643,862
Vantagepoint Mid/Small Company Index Fund Class I	241,436	3,821,931
Vantagepoint Short-Term Bond Fund	838,312	8,215,461
		68,340,266
TOTAL INVESTMENTS—100.0%
(Cost $64,976,884)		68,340,266
Other assets less liabilities—(0.0%)		(30,911)
NET ASSETS—100.0%		$68,309,355

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Milestone 2020 Fund

MUTUAL FUNDS—100.1%
	Shares	Value
Vantagepoint Core Bond Index Fund Class I	1,188,240	$11,644,749
Vantagepoint Equity Income Fund	466,619	4,549,535
Vantagepoint Growth & Income Fund	1,475,165	16,861,131
Vantagepoint Growth Fund	360,473	3,229,834
Vantagepoint International Fund	533,792	6,891,253
Vantagepoint Mid/Small Company Index Fund Class I	274,043	4,338,107
Vantagepoint Short-Term Bond Fund	309,929	3,037,302
		50,551,911
TOTAL INVESTMENTS—100.1%
(Cost $47,693,631)		50,551,911
Other assets less liabilities—(0.1%)		(29,928)
NET ASSETS—100.0%		$50,521,983

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Milestone 2025 Fund

MUTUAL FUNDS—100.1%
	Shares	Value
Vantagepoint Core Bond Index Fund Class I	805,935	$7,898,158
Vantagepoint Equity Income Fund	354,430	3,455,691
Vantagepoint Growth & Income Fund	1,222,796	13,976,553
Vantagepoint Growth Fund	295,639	2,648,930
Vantagepoint International Fund	465,081	6,004,199
Vantagepoint Mid/Small Company Index Fund Class I	257,029	4,068,766
Vantagepoint Short-Term Bond Fund	39,292	385,058
		38,437,355
TOTAL INVESTMENTS—100.1%
(Cost $36,087,780)		38,437,355
Other assets less liabilities—(0.1%)		(21,204)
NET ASSETS—100.0%		$38,416,151

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Milestone 2030 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	340,896	$3,340,780
Vantagepoint Equity Income Fund	175,043	1,706,671
Vantagepoint Growth & Income Fund	695,673	7,951,538
Vantagepoint Growth Fund	171,856	1,539,827
Vantagepoint International Fund	284,505	3,672,964
Vantagepoint Mid/Small Company Index Fund Class I	165,575	2,621,057
		20,832,837
TOTAL INVESTMENTS—100.0%
(Cost $19,557,437)		20,832,837
Other assets less liabilities—(0.0%)		(7,674)
NET ASSETS—100.0%		$20,825,163

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Milestone 2035 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	148,782	$1,458,065
Vantagepoint Equity Income Fund	97,509	950,713
Vantagepoint Growth & Income Fund	458,704	5,242,990
Vantagepoint Growth Fund	116,422	1,043,143
Vantagepoint International Fund	200,469	2,588,052
Vantagepoint Mid/Small Company Index Fund Class I	121,784	1,927,834
		13,210,797
TOTAL INVESTMENTS—100.0%
(Cost $12,508,734)		13,210,797
Other assets less liabilities—(0.0%)		(1,413)
NET ASSETS—100.0%		$13,209,384

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Vantagepoint
Milestone 2040 Fund

MUTUAL FUNDS—100.0%
	Shares	Value
Vantagepoint Core Bond Index Fund Class I	87,697	$859,434
Vantagepoint Equity Income Fund	61,465	599,280
Vantagepoint Growth & Income Fund	299,664	3,425,154
Vantagepoint Growth Fund	76,439	684,891
Vantagepoint International Fund	132,628	1,712,227
Vantagepoint Mid/Small Company Index Fund Class I	81,123	1,284,170
		8,565,156
TOTAL INVESTMENTS—100.0%
(Cost $8,220,208)		8,565,156
Other assets less liabilities—0.0%		2,377
NET ASSETS—100.0%		$8,567,533

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“Nasdaq”) are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board of Directors. The valuation of certain foreign equity securities is described below.

On any given business day, shares of the underlying funds in which the Model Portfolio Funds and Milestone Funds invest are valued by using the underlying funds’ respective net asset values (NAVs) for purchase and/or redemption orders placed that day.

The Money Market Fund invests all of its assets in the Institutional Class of the AIM Short-Term Investments Trust Liquid Assets Portfolio (“AIM Portfolio”). The AIM Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On any given business day, the shares of the AIM Portfolio are valued by the Money Market Fund using the AIM Portfolio’s NAV for purchase and/or redemption orders places that day.

Valuation of Foreign Securities

Effective October 1, 2004, the Board approved, the use of a third party fair valuation service. The service uses a multifactor model to adjust the market price for each such security on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are principally traded in markets outside North and South America. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security, in accordance with the Company’s valuation procedures.

When Issued Securities

When issued securities or “To Be Announced” securities are held by the funds. The fund maintains security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the Reuters snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Futures Contracts

The funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the fund is required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of September 30, 2006, the following funds had open futures contracts:

Short-Term Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
135	CBT	U.S. Treasury Note	December 2006	$27,607,500	$63,628
			Total Unrealized Appreciation		$63,628

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation

2,059	CME	E-Mini S&P 500 Index	December 2006	$138,508,930	$2,231,360
29	CME	S&P 500 Index	December 2006	9,754,150	159,935
			Total Unrealized Appreciation		$2,391,295

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
61	CME	E-MINI S&P 500 Index	December 2006	$4,103,470	$55,747
			Total Unrealized Appreciation		$55,747

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
11	CME	E-Mini Russell Index	December 2006	$805,310	$3,880
65	CME	E-Mini S&P 500 Index	December 2006	4,372,550	62,160
			Total Unrealized Appreciation		$66,040

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
26	CME	E-Mini Russell Index	December 2006	$1,903,460	$(2,465)
25	CME	E-Mini S&P Mid 400 Index	December 2006	1,901,500	(3,350)
			Total Unrealized Depreciation		$(5,815)

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ Depreciation
67	EUX	DJ Stoxx 50 Eurodollar	December 2006	$3,326,950	$71,613
25	LIF	FTSE100 Index	December 2006	2,801,607	20,362
20	TSE	Topix Index	December 2006	2,735,549	(4,679)
			Total Unrealized Appreciation		$87,296

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of September 30, 2006, the funds had the following open forward foreign currency exchange contracts outstanding:

Aggressive Opportunities Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2006	Net Unrealized Loss
Purchase Contracts
Euro Dollar	12/27/2006	$3,688,845	$3,614,005	$(74,840)
		Net Loss on Purchase Contracts		$(74,840)
Sale Contracts
Euro Dollar	12/27/2006	$3,443,238	$3,614,005	$(170,767)
Net Loss on Sale Contracts				$(170,767)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(245,607)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2006	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	10/25/2006	$1,235,761	$1,237,232	$1,471
British Pound Sterling	10/02/2006	932,730	925,291	(7,439)
	10/04/2006	128,345	128,378	33
Euro Dollar	10/02/2006	1,047,224	1,043,933	(3,291)
	10/03/2006	21,420	21,396	(24)
	10/04/2006	424,972	425,297	325
Hong Kong Dollar	10/03/2006	80,426	80,394	(32)
	10/04/2006	105,893	105,876	(17)
Japanese Yen	10/02/2006	2,053,733	2,043,640	(10,093)
	10/03/2006	72,195	71,910	(285)
	10/20/2006	3,044,138	3,021,515	(22,623)
	01/11/2007	999,589	994,547	(5,042)
Swiss Franc	10/02/2006	666,072	662,689	(3,383)
		Net Loss on Purchase Contracts		$(50,400)

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2006	Net Unrealized Gain/(Loss)
Sale Contracts
British Pound Sterling	10/02/2006	$66,399	$65,870	$529
	10/03/2006	55,006	55,227	(221)
Canadian Dollar	10/03/2006	143,189	142,526	663
Euro Dollar	10/02/2006	412,001	411,151	850
	10/03/2006	1,110,745	1,113,953	(3,208)
	10/25/2006	1,235,761	1,247,041	(11,280)
	01/11/2007	999,590	1,000,836	(1,246)
Japanese Yen	10/02/2006	850,710	845,264	5,446
	10/20/2006	3,070,000	3,021,514	48,486
Swiss Franc	10/02/2006	56,087	55,802	285
	10/03/2006	60,510	60,803	(293)
		Net Gain on Sale Contracts		$40,011
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(10,389)

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2006	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	12/14/2006	$2,908,240	$2,881,690	$(26,550)
Euro Dollar	12/14/2006	3,357,198	3,341,003	(16,195)
Japanese Yen	12/14/2006	2,781,361	2,760,001	(21,360)
		Net Loss on Purchase Contracts		$(64,105)
Sale Contracts
British Pound Sterling	12/14/2006	$110,930	$109,970	$960
Euro Dollar	12/14/2006	96,716	96,694	22
		Net Gain on Sale Contracts		$982
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(63,123)

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Option Contracts

The Short-Term Bond Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International and Aggressive Opportunities Funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised.

At September 30, 2006, there were no written options.

Swap Agreements

The Short-Term Bond, US Government Securities, and Core Bond Index Funds may invest in swap agreements to manage interest rate and credit exposure. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as a component of net realized gain (loss). Entering into these agreements involves, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, the counterparty to these agreements may default on its obligation to perform and there may be unfavorable changes in interest rates.

At September 30, 2006, there were no open swap agreements. In addition, there were no swap agreements in 2005.

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. It is VIA’s responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Tax Basis Unrealized Appreciation (Depreciation)

At September 30, 2006, net unrealized appreciation (depreciation) on securities investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$207,597,322	$—	$—	$—
Short-Term Bond	573,800,327	447,975	4,393,054	(3,945,079)
US Government Securities	167,150,711	299,681	1,866,512	(1,566,831)
Asset Allocation	642,181,144	121,504,005	44,549,908	76,954,097
Equity Income	1,278,222,383	285,370,417	55,918,465	229,451,952
Growth & Income	1,013,575,350	193,170,268	20,071,496	173,098,772
Growth	2,792,188,558	199,560,718	82,829,787	116,730,931
Aggressive Opportunities	1,483,518,137	230,279,042	71,064,966	159,214,076
International	915,739,190	134,326,695	13,840,424	120,486,271
Core Bond Index	1,245,289,674	5,827,393	20,982,656	(15,155,263)
500 Stock Index	216,972,005	191,520,713	20,441,242	171,079,471
Broad Market Index	459,186,747	250,281,213	42,808,626	207,472,587
Mid/Small Company Index	161,950,571	66,046,111	16,534,499	49,511,612
Overseas Equity Index	99,248,432	36,965,970	2,403,666	34,562,304
Model Portfolio Savings Oriented	279,163,637	12,250,908	5,733,320	6,517,588
Model Portfolio Conservative Growth	508,366,986	30,055,702	8,762,096	21,293,606
Model Portfolio Traditional Growth	1,170,504,064	100,711,455	13,111,050	87,600,405
Model Portfolio Long-Term Growth	1,214,254,180	165,827,210	10,315,452	155,511,758
Model Portfolio All-Equity Growth	350,502,556	62,202,254	—	62,202,254
Milestone Retirement Income	18,888,675	300,842	85,670	215,172
Milestone 2010	38,656,581	1,457,671	154,219	1,303,452
Milestone 2015	65,044,315	3,485,178	189,227	3,295,951
Milestone 2020	47,725,067	2,932,146	105,302	2,826,844
Milestone 2025	36,100,503	2,399,053	62,201	2,336,852
Milestone 2030	19,569,778	1,285,579	22,520	1,263,059
Milestone 2035	12,516,716	694,081	—	694,081
Milestone 2040	8,227,386	337,770	—	337,770

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Portfolio Securities Loaned

The funds lend securities to approved brokers to earn additional income. As of September 30, 2006, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation for providing services in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The market value of the securities on loan and the value of the related collateral as September 30, 2006, were as follows:

Fund	Securities on Loan	Collateral	Collateralization %
US Government Securities	$22,101,255	$22,647,780	102%
Asset Allocation	26,000,336	26,952,365	104%
Equity Income	155,346,802	160,192,333	103%
Growth & Income	83,339,540	86,508,550	104%
Growth	182,630,378	189,239,253	104%
Aggressive Opportunities	326,190,389	340,811,654	105%
International	66,860,699	70,524,980	105%
Core Bond Index	124,922,408	128,028,298	102%
500 Stock Index	18,213,904	18,870,544	104%
Broad Market Index	44,786,090	46,562,277	104%
Mid/Small Company Index	32,417,952	33,755,869	104%
Overseas Equity Index	3,733,851	4,035,229	108%

The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC.

VANTAGEPOINT
FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG.

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The certification exhibits are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 28, 2006

By:	/s/ Gerard P. Maus
Gerard P. Maus, Principal Financial Officer

Date	November 28, 2006